UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.67%
Actual		$ 1,000.00	$ 1,042.90	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Class T	.64%
Actual		$ 1,000.00	$ 1,043.10	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Class B	1.28%
Actual		$ 1,000.00	$ 1,039.80	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class C	1.45%
Actual		$ 1,000.00	$ 1,038.90	$ 7.33
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Intermediate Municipal Income	.37%
Actual		$ 1,000.00	$ 1,044.50	$ 1.88
HypotheticalA		$ 1,000.00	$ 1,022.96	$ 1.86
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,044.10	$ 2.13
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.7	14.8
California	11.0	13.7
Texas	9.4	8.8
Florida	8.8	8.8
New York	7.9	9.3
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.7	31.9
Health Care	15.9	16.3
Transportation	10.1	8.8
Special Tax	9.4	10.8
Electric Utilities	8.7	9.6
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	4.8	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	5.0	5.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 6.8%	AAA 9.0%
AA,A 72.2%	AA,A 76.0%
BBB 8.2%	BBB 7.9%
BB and Below 0.9%	BB and Below 0.7%
Not Rated 2.0%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 9.9%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,564
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,034
5.5% 1/1/22	2,300	2,339
		6,937
Arizona - 1.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,674
5% 10/1/17 (FSA Insured)	10,000	11,318
5% 10/1/18 (FSA Insured)	2,500	2,892
5.25% 10/1/20 (FSA Insured)	6,695	7,795
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,722
6% 1/1/27	1,400	1,591
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,280
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,384
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,409
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,690
5% 7/1/20	2,550	2,669
5% 7/1/21	1,505	1,575
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,250
Series 2011 C, 5% 7/1/21	1,000	1,199
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,500
5% 7/1/18	7,665	8,872
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.48%, tender 8/1/14 (c)(f)	4,700	4,700
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,250	2,663
5% 7/1/25	2,000	2,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/22	$ 500	$ 594
5% 7/1/23	1,100	1,290
		91,356
California - 11.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,972
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,574
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,811
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,580
5% 12/1/29	4,865	5,573
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	6,840
Series 2004 A:
5% 7/1/15	4,775	4,793
5.25% 7/1/14	3,900	3,900
Series 2009 A:
5% 7/1/15	8,990	9,024
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,210
5% 7/1/18	4,510	5,238
5.25% 7/1/14	3,445	3,445
5.25% 7/1/14 (Escrowed to Maturity)	2,995	2,995
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,703
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,188
5% 3/1/26	2,200	2,354
5% 6/1/27 (AMBAC Insured)	1,800	1,837
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	16,101
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,545
6% 3/1/33	12,375	15,175
6% 4/1/38	7,500	8,851
6% 11/1/39	35,800	42,981
6.5% 4/1/33	150	183
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	$ 2,400	$ 2,501
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	123
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,536
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,675
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,000
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,100
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (c)	4,500	4,535
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	5,972
Series 2011 D, 5% 8/15/35	3,000	3,299
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,403
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,445
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,123
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,179
5% 11/1/24	1,000	1,169
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,667
5.25% 10/1/25	4,000	4,644
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,437
Series 2012 A:
5% 4/1/22	2,100	2,507
5% 4/1/23	5,000	5,879
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,864
5% 12/1/21	2,500	2,991
Series 2005 K, 5% 11/1/16	7,195	7,627
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,079
Series 2009 G1, 5.75% 10/1/30	2,100	2,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I, 6.125% 11/1/29	$ 1,300	$ 1,552
Series 2010 A, 5.75% 3/1/30	4,100	4,759
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,016
Series 2009 A:
5.75% 11/1/25	5,000	5,884
5.75% 11/1/28	5,000	5,917
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,100
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	691
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.471%, tender 12/12/15 (c)	14,800	14,815
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	7,877
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,063
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,574
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,606
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,799
Series 2010 C, 5.25% 8/1/39	3,700	4,219
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,490
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,567
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,807
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,635
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.21%, tender 5/1/15 (c)	25,000	25,001
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,171
5% 7/1/23	3,800	4,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	$ 1,185	$ 1,383
5% 7/1/20	2,000	2,332
5% 7/1/21	1,500	1,741
5% 7/1/22	2,250	2,608
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,683
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,703
Series 2013, 6.25% 8/1/28	1,860	2,226
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,710
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (f)	5,000	5,868
Poway Unified School District Series B:
0% 8/1/36	12,950	4,694
0% 8/1/37	16,850	5,781
0% 8/1/38	4,650	1,509
0% 8/1/40	2,240	647
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	4,985	4,975
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,733
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	809
5.25% 7/1/21	700	816
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,266
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,285
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,460
5.25% 8/1/26	2,200	2,355
5.5% 8/1/20	2,000	2,261
Series 2009 B, 5% 8/1/18	7,355	8,145
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,321
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,822
5% 5/15/22	2,000	2,346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	$ 2,600	$ 1,045
0% 7/1/39	7,200	2,147
0% 7/1/46	20,405	4,190
0% 7/1/47	13,000	2,532
Series 2008 E, 0% 7/1/49	4,500	767
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,676
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,415
0% 8/1/37	2,000	688
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,372
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,677
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	403
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,605
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,211
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,120
Univ. of California Revs.:
Series 2007 K:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,469
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	774
Series 2009 O, 5.25% 5/15/39	1,900	2,169
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,082
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	3,985
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,087
		539,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.6%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	$ 1,000	$ 1,064
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,494
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,274
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,205	1,227
5% 11/15/14 (Escrowed to Maturity)	60	61
Series 2006 F:
5% 11/15/14	420	428
5% 11/15/14 (Escrowed to Maturity)	935	952
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,103
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,075
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,432
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,025
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,025
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,311
Series 2010 A:
0% 9/1/35	2,000	717
0% 9/1/37	3,000	960
0% 9/1/38	3,760	1,138
		31,286
Connecticut - 0.3%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(f)	4,700	4,736
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,575
Series 2013 A:
0.2% 3/1/15 (c)	3,200	3,199
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2013 A:
0.29% 3/1/16 (c)	$ 1,400	$ 1,401
0.4% 3/1/17 (c)	1,600	1,605
		14,516
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,938
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,096
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,746
		17,780
Florida - 8.8%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,591
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,378
Series 2012 A:
5% 7/1/21	5,380	6,390
5% 7/1/22	5,000	5,949
5% 7/1/25	5,635	6,439
5% 7/1/26	24,585	27,814
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,515
Series 2011 A1, 5% 6/1/18	2,000	2,280
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,440
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,491
5% 12/1/23	2,245	2,532
5% 12/1/24	2,365	2,662
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	2,100	2,106
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,202
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,803
Series 2009 D, 5% 6/1/21	2,780	3,271
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Series 2011 C:
5% 6/1/20	$ 12,380	$ 14,683
5% 6/1/22	10,000	12,020
Series 2011 E, 5% 6/1/24	5,000	5,939
Series A, 5.5% 6/1/38	1,800	2,038
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,700
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,625
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,228
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,835
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,017
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,342
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,943
5% 11/15/18	2,000	2,309
Series 2008 B, 6% 11/15/37	12,000	13,727
Series B:
5% 11/15/17	1,050	1,116
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	160
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,745
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,803
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,142
5% 9/1/22	2,270	2,616
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,728
5% 10/1/23	5,320	6,266
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,397
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,009
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn.: - continued
Series 2014 A:
5% 6/1/25 (FSA Insured) (b)	$ 1,000	$ 1,154
5% 6/1/26 (FSA Insured) (b)	1,800	2,058
5% 6/1/28 (FSA Insured) (b)	500	565
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23 (Pre-Refunded to 6/1/15 @ 100)	3,330	3,484
5.25% 6/1/24 (Pre-Refunded to 6/1/15 @ 100)	3,750	3,923
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,140
5% 11/15/22	500	572
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,127
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,727
Series 2012 A:
5% 10/1/22 (f)	3,000	3,485
5% 10/1/24 (f)	10,000	11,264
5% 10/1/24	2,165	2,481
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,582
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,448
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,673
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,073
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,711
5% 8/1/15 (AMBAC Insured)	5,990	6,296
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,470
5% 7/1/42	1,675	1,806
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,283
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,241
5.75% 10/1/43	1,850	1,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	$ 4,520	$ 5,228
Series 2012 A, 5% 10/1/42	12,650	13,017
Series 2012 B, 5% 10/1/42	5,200	5,351
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,887
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,853
Orange County School Board Ctfs. of Prtn. Series 2012 B, 5% 8/1/26	4,000	4,524
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,365
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,773
5% 10/1/20	3,500	4,186
Series 2012 A:
5% 10/1/23	1,700	2,069
5% 10/1/25	900	1,104
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/25	3,200	3,809
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,588
Series 2011, 5% 10/1/24	8,600	10,122
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,859
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,472
Series 2013 A:
5% 7/1/25	2,000	2,279
5% 7/1/27	4,255	4,796
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,982
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,270
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,758
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (f)	5,965	6,692
5% 10/1/18 (FSA Insured) (f)	10,515	11,907
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/19 (FSA Insured) (f)	$ 5,965	$ 6,797
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,114
		428,713
Georgia - 3.2%
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,066
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,177
6.125% 9/1/40	7,190	7,563
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,743
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,163
5% 11/1/18	6,000	6,796
5% 11/1/19	3,000	3,443
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,586
5.25% 1/1/20	1,625	1,925
Series 2008 D, 5.75% 1/1/19	11,500	13,442
Series 2009 B, 5% 1/1/16	2,500	2,672
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	15	15
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	955	1,021
Series 2011 A, 5% 1/1/21	9,000	10,613
Series GG:
5% 1/1/22	3,000	3,550
5% 1/1/24	3,625	4,227
5% 1/1/25	1,250	1,442
5% 1/1/26	5,000	5,725
Georgia Muni. Gas Auth. Rev. (Gas Portfolio lll Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,668
Series Q, 5% 10/1/22	2,000	2,335
Series S:
5% 10/1/22	1,275	1,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio lll Proj.): - continued
Series S:
5% 10/1/24	$ 2,425	$ 2,775
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	721
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.31%, tender 9/1/14 (c)	15,500	15,501
Third Series 2009 A, 5.25% 7/1/36	11,600	13,095
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	20,100	20,100
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,695
		157,547
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (f)	4,995	5,230
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,214
		9,444
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,144
6.75% 11/1/37	2,600	3,004
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,820
		7,968
Illinois - 14.7%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,118
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	967
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,738
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,955
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,579
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,733
Series 2010 F, 5% 12/1/31	20,000	20,618
Series 2011 A, 5.5% 12/1/39	5,900	6,204
Series 2012 A, 5% 12/1/42	14,300	14,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,600	$ 2,017
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,996
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,282
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,841
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2006 A, 5% 1/1/23 (FSA Insured)	10,975	11,514
Series 2008 C, 5% 1/1/34	1,300	1,320
Series 2009 A:
5% 1/1/22	2,930	3,217
5% 1/1/27 (FSA Insured)	3,900	4,144
Series 2012 A:
5% 1/1/33	4,525	4,697
5% 1/1/34	2,090	2,141
Series 2012 C:
5% 1/1/23	1,000	1,114
5% 1/1/25	1,000	1,086
5.25% 1/1/29	12,100	13,116
5.25% 1/1/30	17,000	18,358
Chicago Midway Arpt. Rev. Series 2014 B:
5% 1/1/19	350	403
5% 1/1/22	1,000	1,170
5% 1/1/24	3,330	3,898
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,061
Series 2010 D:
5.25% 1/1/18 (f)	750	851
5.25% 1/1/19 (f)	5,125	5,914
Series 2011 B, 5% 1/1/20	4,430	5,184
Series 2011 C, 6.5% 1/1/41	14,475	17,378
Series 2012 A, 5% 1/1/22	1,750	2,067
Series 2012 B, 5% 1/1/22 (f)	7,000	8,060
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series 2010 C:
5% 1/1/23	$ 3,400	$ 3,863
5% 1/1/24	2,000	2,257
5.25% 1/1/37	3,385	3,651
5.25% 1/1/40	1,575	1,690
Series 2014 D, 4% 1/1/19 (b)	2,000	2,172
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,576
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,824
5% 6/1/19 (AMBAC Insured)	3,705	4,032
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	827
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,473
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,636
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,143
5% 12/15/24	1,000	1,135
Series 2012 C, 5% 12/15/25	2,120	2,389
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,121
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	611
Series 2010 A, 5.25% 11/15/24	17,925	20,202
Series 2010 G, 5% 11/15/25	2,940	3,251
Series 2011 A, 5.25% 11/15/24	1,500	1,717
Series 2012 C:
5% 11/15/22	2,000	2,324
5% 11/15/23	4,980	5,736
5% 11/15/24	18,655	21,338
5% 11/15/25	620	703
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,929
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,583
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,255	$ 3,509
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,555
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	23,132
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,525
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,481
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/14	2,290	2,310
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	3,022
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,584
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,944
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,210
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,613
5% 5/15/19	3,940	4,563
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,386
6.25% 5/1/21	6,395	7,409
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,281
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,655	16,030
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,544
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,340
Series 2008 A, 5.625% 1/1/37	21,035	22,644
Series 2009 A, 7.25% 11/1/38	5,865	6,898
Series 2009:
6.875% 8/15/38	325	360
7% 8/15/44	12,915	14,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2010 A:
5.5% 8/15/24	$ 2,110	$ 2,319
5.75% 8/15/29	1,440	1,575
Series 2010, 5.25% 8/15/36	675	717
Series 2012 A, 5% 5/15/23	1,480	1,619
Series 2012:
5% 9/1/32	8,100	8,492
5% 9/1/38	10,910	11,211
5% 11/15/43	3,265	3,348
Series 2013:
5% 11/15/26	2,675	2,925
5% 11/15/29	805	872
5% 5/15/43	7,800	7,776
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,320
Series 2006:
5% 1/1/18	9,600	10,695
5% 1/1/19	3,200	3,592
Series 2007 B, 5% 1/1/15	1,150	1,177
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,388
Series 2012 A, 5% 1/1/33	3,600	3,793
Series 2012:
5% 8/1/19	4,475	5,055
5% 3/1/20	3,280	3,692
5% 3/1/21	2,750	3,094
5% 8/1/21	1,600	1,804
5% 3/1/22	5,000	5,600
5% 8/1/22	6,600	7,395
5% 8/1/23	3,400	3,802
Series 2013, 5.5% 7/1/38	4,000	4,352
Series 2014, 5.25% 2/1/31	8,000	8,696
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,255
5% 6/15/16	10,000	10,891
Series 2013, 5% 6/15/25	13,360	15,626
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	$ 31,840	$ 34,800
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,421
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,127
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,718
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,651
0% 12/1/18 (Escrowed to Maturity)	595	565
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	856
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,242
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,281
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/14 (FSA Insured)	5,180	5,155
0% 12/1/15 (FSA Insured)	3,810	3,743
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,608
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,216
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,746
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,005
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,540
0% 6/15/44 (FSA Insured)	37,400	7,945
0% 6/15/46 (FSA Insured)	4,730	895
0% 6/15/47 (FSA Insured)	3,755	670
Series 2012 B, 0% 12/15/51	48,500	6,546
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/16 (Escrowed to Maturity)	$ 1,050	$ 1,042
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,443
0% 6/15/17 (Escrowed to Maturity)	1,175	1,151
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,974
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,122
5% 10/1/19	1,475	1,665
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	3,040
Series 2013:
6% 10/1/42	3,900	4,344
6.25% 10/1/38	3,900	4,440
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,285	1,283
0% 11/1/16 (Escrowed to Maturity)	995	985
0% 11/1/16 (FSA Insured)	3,005	2,942
0% 11/1/17 (FSA Insured)	1,300	1,244
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	998
		718,970
Indiana - 2.7%
Carmel High School Bldg. Corp. Series 2005, 5% 7/10/14 (FSA Insured)	1,215	1,216
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,479
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,403
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,101
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,760
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,063
5.25% 7/15/16 (FSA Insured)	2,095	2,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,380	$ 14,003
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	1,650	1,733
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 0.4%, tender 9/2/14 (c)(f)	7,000	7,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,588
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,568
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,456
5% 12/1/17	855	969
Series 2012:
5% 3/1/22	1,000	1,148
5% 3/1/23	1,000	1,136
5% 3/1/30	1,050	1,133
5% 3/1/41	5,310	5,540
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,435
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	5,900	6,020
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,157
5% 1/1/25	1,000	1,144
5% 1/1/26	2,745	3,103
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,169
Indiana State Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,506
Series 2011 A, 5.25% 10/1/24	4,025	4,705
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,886
0% 12/1/17 (AMBAC Insured)	1,470	1,403
0% 6/1/18 (AMBAC Insured)	1,740	1,631
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,687
5% 10/1/21	5,500	6,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	$ 1,455	$ 1,589
5% 7/15/22	1,000	1,170
5% 7/15/23	2,700	3,146
5% 7/15/24	4,185	4,831
5% 7/15/25	4,330	4,946
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,610
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,379
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,527
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,542
		132,591
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,872
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	333
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,242
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,103
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,556
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,508
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,721
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,184
5% 9/1/24	4,415	5,060
Series 2012 B, 5% 9/1/24	1,500	1,720
		21,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 1.7%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	$ 1,290	$ 1,322
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,021
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,257
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,151
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.4%, tender 9/2/14 (c)(f)	5,000	5,000
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,461
(#90 Proj.) 5.75% 11/1/23	12,000	14,157
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,755
5.75% 10/1/38	6,430	7,171
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	27,679
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (c)	3,050	3,042
		81,016
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.576%, tender 5/1/17 (c)	30,000	30,152
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,938
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,000
5% 7/1/15	2,740	2,869
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,452
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2012, 5% 12/1/20	$ 3,200	$ 3,579
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,518
		67,347
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,610
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,270
Series 2009, 6% 7/1/38	1,800	2,101
		8,981
Maryland - 1.2%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,770
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,000
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,334
5% 7/1/18	2,500	2,865
Series 2010, 5.125% 7/1/39	3,600	3,802
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,095	1,144
Bonds:
Series 2012 C, 0.931%, tender 11/15/17 (c)	14,800	14,996
Series 2013 A:
0.681%, tender 5/15/18 (c)	5,800	5,852
0.701%, tender 5/15/18 (c)	8,400	8,480
Series 2010, 5.625% 7/1/30	2,400	2,481
Series 2013 A:
5% 7/1/24	1,245	1,403
5% 7/1/25	1,060	1,184
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,792
		58,103
Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	$ 1,840	$ 2,098
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (c)	7,100	7,089
Series 2013 A, 6.25% 11/15/28	5,000	5,431
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,767
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,772
5.25% 8/1/24	4,000	4,489
Series 2011 A, 5% 4/1/23	10,000	11,808
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,125
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,657
5% 7/1/21	4,700	5,440
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (c)	7,000	7,311
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (f)	4,040	4,043
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,582
		84,628
Michigan - 2.4%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,698
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,009
Series 2006 D, 0.753% 7/1/32 (c)	5,520	4,374
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,600
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,242
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,313
5% 12/1/15	665	701
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,137
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A: - continued
5% 11/15/21	$ 650	$ 756
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,728
5% 6/1/27	2,300	2,424
5% 6/1/39	4,930	4,930
Series 2012 B, 5% 7/1/22	2,900	3,158
Series 2012:
5% 11/15/36	7,100	7,471
5% 11/15/42	1,560	1,626
Series 2013:
5% 8/15/28	5,585	6,026
5% 8/15/29	2,000	2,153
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,314
5% 12/1/26	980	1,066
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,763
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,361
Series 2014 D:
5% 9/1/22	1,000	1,175
5% 9/1/24	2,000	2,317
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (c)	36,500	36,508
		117,015
Minnesota - 0.6%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,151
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,783
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,390
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,714
5% 1/1/20	4,500	5,204
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	335	345
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	$ 1,540	$ 1,741
5.5% 7/1/18	1,400	1,618
		26,946
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (c)	3,880	3,883
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,116
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	920	1,031
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,190
		5,708
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,894
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,781
		5,675
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (f)	14,900	15,231
Series 2013 C2, 2% 7/1/14	10,300	10,300
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,838
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B, 5% 7/1/14	1,000	1,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,184
5% 6/1/23	2,000	2,358
5% 6/1/24	2,000	2,338
5% 6/1/25	1,050	1,218
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
Series 2013 D1, 5% 3/1/25	$ 2,825	$ 3,331
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,003
		46,476
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,748
Series 2012:
4% 7/1/22	1,350	1,389
5% 7/1/26	1,280	1,389
Series 2013 A, 5% 10/1/43	2,430	2,541
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,669
5% 2/1/23	2,215	2,597
5% 2/1/24	1,775	2,064
		17,397
New Jersey - 3.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,472
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,450
5.25% 6/15/21	4,500	5,207
5.25% 6/15/22	10,585	12,113
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.25% 3/1/15 (Escrowed to Maturity)	3,000	3,101
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	6,719
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,551
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,737
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,341
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	4,858
Series 2012 G, 0.64% 2/1/15 (c)	8,800	8,803
Series 2012 II, 5% 3/1/21	7,600	8,764
Series 2013 I, 5.5% 9/1/19	4,385	5,139
Series 2013:
5% 3/1/23	9,300	10,755
5% 3/1/24	12,800	14,572
5% 3/1/25	1,400	1,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	$ 3,800	$ 4,434
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,953
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.81%, tender 12/22/14 (c)	17,100	17,115
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,230	2,314
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,544
Series 2012 AA:
5% 6/15/23	7,500	8,640
5% 6/15/24	12,000	13,695
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,033
		158,888
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,402
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,217
4% 9/1/16	3,000	3,227
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,233
		40,079
New York - 7.4%
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,800
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,223
5.75% 7/1/40	1,000	1,118
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,949
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	465
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	135	136
Series 2005 F1, 5.25% 9/1/14	3,465	3,495
Series 2005 G, 5% 8/1/14	6,500	6,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2010 C, 5% 8/1/14	$ 10,000	$ 10,041
Series 2012 F, 5% 8/1/24	5,000	5,794
Series J7, 0.53% 8/1/21 (c)	4,000	4,005
Series J8, 0.44% 8/1/21 (c)	4,900	4,901
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,551
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	896
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	5,051
Series 2009 S2, 6% 7/15/38	7,000	8,189
Series 2009 S3:
5.25% 1/15/34	17,500	19,534
5.25% 1/15/39	2,600	2,857
Series 2009 S4, 5.75% 1/15/39	6,400	7,283
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,604
5% 2/1/21	3,510	4,173
Series 2010 B, 5% 11/1/20	37,195	43,732
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	165
Series 2012 A, 5% 11/1/21	5,460	6,559
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,736
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,019
Series 2009 A, 5% 3/15/19	11,040	12,918
Series A:
5% 2/15/19	1,000	1,167
5% 2/15/20	3,000	3,540
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	700	759
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,300
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,055
Series 2009 A:
5% 7/1/20	5,000	5,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2009 A:
5% 7/1/21	$ 12,335	$ 14,289
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,701
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 B, 0.29%, tender 11/1/14 (c)	7,000	7,000
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.521%, tender 11/1/14 (c)	7,900	7,901
Series 2012 G2, 0.631%, tender 11/1/15 (c)	15,400	15,435
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,383
Series 2005 C, 5.25% 11/15/14	1,000	1,019
Series 2008 C, 6.5% 11/15/28	11,300	13,385
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	5,000	5,254
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,395
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,503
Series 2011 A, 5% 4/1/19	2,000	2,323
Series 2011 A1, 5% 4/1/20	2,220	2,615
Series 2011 A2, 5% 4/1/21	2,000	2,373
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,997
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	18,484
Series 2013 B, 5% 6/1/21	4,000	4,336
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,612
5% 11/15/24	4,000	4,786
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	5,400	5,765
		361,903
North Carolina - 1.2%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,502
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,669
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	$ 1,250	$ 1,279
5% 1/1/16	3,000	3,206
5% 1/1/20	2,110	2,401
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,420
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,454
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,941
5% 6/1/22	4,000	4,568
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,886
Series 2012 A:
5% 1/1/19	10,475	12,107
5% 1/1/20	2,000	2,332
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.551%, tender 12/1/15 (c)	12,900	12,921
		57,686
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,000
Ohio - 2.0%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,340
5% 2/15/23	2,175	2,516
Series 2012:
5% 2/15/21	1,500	1,757
5% 2/15/24	2,000	2,294
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,920
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,506
5% 6/1/17	3,780	4,119
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,440
5% 1/1/27	1,500	1,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	$ 1,435	$ 1,491
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,695
5% 6/15/26	2,590	2,801
5% 6/15/27	2,720	2,929
5% 6/15/28	2,855	3,030
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,466
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,042
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,677
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,611
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,801
5% 10/1/22	2,000	2,321
5% 10/1/23	3,000	3,465
Ohio Gen. Oblig. (Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	2,959
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,266
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,504
Series 2013 A2, 0.36% 1/1/16 (c)	1,615	1,614
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	6,738
5% 12/1/14 (Escrowed to Maturity)	395	403
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,304
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,381
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,688
		97,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	$ 1,050	$ 1,068
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,282
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,633
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,574
5% 2/15/42	7,185	7,542
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,524
5% 1/1/22 (FSA Insured)	12,455	13,936
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,296
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006, 5% 12/15/14	850	869
		36,724
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,504
Pennsylvania - 4.7%
Annville-Cleona School District:
5.5% 3/1/23	375	385
5.5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	925	958
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(FirstEnergy Generation Proj.) Series 2006 A, 3.5%, tender 6/1/20 (c)	18,000	18,196
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	6,900	7,042
(FirstEnergy Nuclear Generation Proj.) Series 2006 B, 3.5%, tender 6/1/20 (c)	21,000	21,229
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,874
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	$ 8,000	$ 9,081
5% 7/1/22	6,000	6,533
5% 1/1/23	3,000	3,195
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,111
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,929
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,627
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,851
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,624
Series 2009 A, 5% 6/1/17	2,925	3,247
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,543
5% 3/1/22	2,000	2,278
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 0.45%, tender 8/1/14 (c)(f)	11,100	11,101
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,953
Series 2011, 5% 7/1/21	2,100	2,515
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,425
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	15,805
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,278
Series 2009 B, 5% 12/1/16	12,500	13,796
Series 2013 A, 0.66% 12/1/17 (c)	7,600	7,636
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,157
0% 12/1/33 (a)	1,250	1,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 1,725	$ 1,731
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,021
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,922
Tenth Series 1998, 5% 7/1/15	1,895	1,968
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,845
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	727
Series 2010 C:
5% 9/1/20	14,000	16,055
5% 9/1/21	6,000	6,796
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,165
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,005
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,924
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,736
5% 9/1/20 (FSA Insured)	1,000	1,164
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,310
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,080
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,286
5% 4/1/24	1,365	1,533
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,240
		229,414
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	3,000	2,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2013 A, 7% 7/1/43	$ 6,000	$ 2,818
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	4,382
		9,517
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	637
South Carolina - 1.0%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,450
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	798
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,209
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,100
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,361
Series 2011 B, 5% 12/1/20	2,275	2,691
Series 2012 B, 5% 12/1/19	7,200	8,456
Series 2012 C, 5% 12/1/20	7,500	8,867
Series 2013 E, 5.5% 12/1/53	2,500	2,748
Series 2014 A, 5.5% 12/1/54 (b)	15,000	16,427
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,059
		51,166
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	414
5.25% 11/1/18	1,000	1,169
		1,583
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,844
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (f)	5,000	5,898
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	$ 1,600	$ 1,600
4.75% 7/1/15	3,560	3,720
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,464
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,300	1,349
		21,875
Texas - 9.4%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,980
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,514
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,091
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,831
6% 1/1/18	1,000	1,081
6% 1/1/19	1,335	1,438
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,785
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,841
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,356
5% 11/15/17	1,375	1,566
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,195
5.25% 2/15/42	6,000	6,493
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,384
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,235
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,269
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,621
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	$ 5,000	$ 5,311
5% 11/1/16	3,000	3,313
5% 11/1/19	1,000	1,172
5% 11/1/21	1,500	1,653
Series 2014 B:
5% 11/1/26 (f)	3,005	3,351
5% 11/1/27 (f)	1,280	1,414
5% 11/1/28 (f)	2,845	3,121
5% 11/1/30 (f)	5,435	5,880
5% 11/1/31 (f)	11,485	12,367
5% 11/1/32 (f)	14,530	15,592
5% 11/1/33 (f)	10,000	10,687
5% 11/1/34 (f)	2,365	2,519
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,525
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,088
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,996
Gainesville Independent School District:
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	914
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	205
Grand Parkway Trans. Corp.:
Series 2013 B, 5.5% 4/1/53	5,900	6,407
Series 2013 C, 5.125% 10/1/43	2,500	2,664
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,069
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,248
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,523
Bonds Series 2012 B, 0.65%, tender 8/15/15 (c)	11,800	11,806
Series 2012 A, 0.49% 8/15/15 (c)	1,400	1,401
Series 2012 C:
5% 8/15/24	1,075	1,249
5% 8/15/25	3,860	4,442
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (f)	$ 8,000	$ 9,310
Series 2012 A, 5% 7/1/23 (f)	2,400	2,759
Series A, 5.5% 7/1/39	6,000	6,830
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	6,351
0% 8/15/15	2,000	1,991
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (c)	10,300	10,305
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,838
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,246
0% 2/15/17	1,400	1,383
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,029
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	995
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,633
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,583
Lower Colorado River Auth. Rev.:
5% 5/15/15	2,470	2,572
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	300
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	79
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,392
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,206
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,290
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,569
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	1,000	1,006
5.5% 8/15/26	725	728
5.5% 8/15/26 (Pre-Refunded to 8/15/14 @ 100)	500	503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	$ 2,520	$ 2,597
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,121
4% 12/15/24	1,825	1,984
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,126
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,474
Series 2011 A:
5.5% 9/1/41	10,155	11,548
6% 9/1/41	1,000	1,191
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,304
Pleasant Grove Independent School District:
5.25% 2/15/32	715	777
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	996
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,118
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	600
5.25% 2/15/37	1,465	1,541
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,407
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (f)	2,165	2,260
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,973
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,626
5% 9/15/24	7,490	8,713
5% 9/15/25	9,295	10,747
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,246
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,665
Snyder Independent School District 5.25% 2/15/26 (Pre-Refunded to 2/15/15 @ 100)	1,350	1,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	$ 3,045	$ 3,554
5% 10/1/20	2,180	2,548
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,742
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/14	2,005	2,041
5% 11/15/15	1,880	2,003
5.75% 11/15/24	4,700	5,404
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,169
5% 8/15/26	1,530	1,774
5% 8/15/28	1,620	1,854
5% 8/15/33	3,800	4,238
5.5% 9/1/43	5,350	5,669
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,906
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	4,170	4,518
Series 2011 A:
5% 8/1/19 (f)	1,545	1,813
5% 8/1/21 (f)	1,530	1,823
Series 2011 C:
5% 8/1/20 (f)	1,625	1,930
5% 8/1/21 (f)	1,460	1,739
5% 4/1/25	2,915	3,301
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	328
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	8,114
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,493
Series 2013, 7% 12/31/38 (f)	16,000	19,568
Texas Pub. Fin. Auth. Rev.:
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev.: - continued
Series 2014 B:
4% 7/1/17	$ 2,700	$ 2,936
4% 7/1/18	2,800	2,951
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	7,400	7,427
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,709
Series 2007:
5% 4/1/25	2,500	2,778
5% 4/1/26	3,245	3,604
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,129
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,024
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,119
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,559
Waller Independent School District:
5.5% 2/15/26	3,220	3,639
5.5% 2/15/33	4,160	4,603
5.5% 2/15/37	4,820	5,306
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,460
Wylie Independent School District:
0% 8/15/20	10	8
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	754
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,839
		457,318
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,584
5% 8/15/18	2,500	2,828
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,383
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,726
		16,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	$ 1,200	$ 1,215
5% 12/1/15 (FSA Insured)	1,000	1,051
		2,266
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/14	3,000	3,031
Virginia - 0.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,134
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,441
5% 6/15/29	1,425	1,558
5% 6/15/33	1,520	1,627
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (f)	7,600	7,786
		13,546
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,696
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,461
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	1,000	1,037
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,724
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,768
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,192
5% 1/1/23	1,000	1,189
5% 1/1/24	2,330	2,746
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,024
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,040
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.: - continued
Series 2009, 5.25% 1/1/42	$ 1,900	$ 2,075
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (f)	885	1,023
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,462
5% 12/1/19	1,385	1,609
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,208
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,634
5% 8/15/16	2,500	2,737
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,446
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,756
		71,645
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,086
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,500
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,815
		5,401
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,277
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,936
5.75% 7/1/30	2,000	2,219
Series 2013 B:
5% 7/1/25	1,000	1,109
5% 7/1/36	6,985	7,395
Series 2012:
5% 6/1/32	1,025	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012:
5% 8/15/32	$ 1,650	$ 1,784
5% 6/1/39	815	864
		17,694
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,031
TOTAL MUNICIPAL BONDS (Cost $4,139,707)		4,368,890
Municipal Notes - 0.9%

Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	8,255	8,290
New Jersey - 0.2%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,238
New York - 0.5%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	22,745	22,847
TOTAL MUNICIPAL NOTES (Cost $41,351)		41,375
Money Market Funds - 5.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (d)(e) (Cost $256,200)	256,200,000	256,200
TOTAL INVESTMENT PORTFOLIO - 95.5% (Cost $4,437,258)		4,666,465
NET OTHER ASSETS (LIABILITIES) - 4.5%		219,010
NET ASSETS - 100%		$ 4,885,475
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 5
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,410,265	$ -	$ 4,410,265	$ -
Money Market Funds	256,200	256,200	-	-
Total Investments in Securities:	$ 4,666,465	$ 256,200	$ 4,410,265	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	30.7%
Health Care	15.9%
Transportation	10.1%
Special Tax	9.4%
Electric Utilities	8.7%
Escrowed/Pre-Refunded	5.6%
Money Market Funds	5.2%
Others* (Individually Less Than 5%)	14.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,181,058)	$ 4,410,265
Fidelity Central Funds (cost $256,200)	256,200
Total Investments (cost $4,437,258)		$ 4,666,465
Cash		218,638
Receivable for fund shares sold		4,971
Interest receivable		52,249
Distributions receivable from Fidelity Central Funds		5
Other receivables		37
Total assets		4,942,365

Liabilities
Payable for investments purchased Regular delivery	$ 24,506
Delayed delivery	22,169
Payable for fund shares redeemed	4,635
Distributions payable	3,232
Accrued management fee	1,027
Distribution and service plan fees payable	77
Other affiliated payables	1,206
Other payables and accrued expenses	38
Total liabilities		56,890

Net Assets		$ 4,885,475
Net Assets consist of:
Paid in capital		$ 4,652,167
Undistributed net investment income		678
Accumulated undistributed net realized gain (loss) on investments		3,423
Net unrealized appreciation (depreciation) on investments		229,207
Net Assets		$ 4,885,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($110,005 ÷ 10,498 shares)	$ 10.48

Maximum offering price per share (100/96.00 of $10.48)	$ 10.92
Class T: Net Asset Value and redemption price per share ($17,383 ÷ 1,660 shares)	$ 10.47

Maximum offering price per share (100/96.00 of $10.47)	$ 10.91
Class B: Net Asset Value and offering price per share ($2,191 ÷ 209 shares)A	$ 10.48

Class C: Net Asset Value and offering price per share ($58,526 ÷ 5,583 shares)A	$ 10.48

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,168,460 ÷ 398,065 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($528,910 ÷ 50,430 shares)	$ 10.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 75,958
Income from Fidelity Central Funds		5
Total income		75,963

Expenses
Management fee	$ 6,171
Transfer agent fees	2,190
Distribution and service plan fees	468
Accounting fees and expenses	323
Custodian fees and expenses	29
Independent trustees' compensation	9
Registration fees	122
Audit	32
Legal	4
Miscellaneous	23
Total expenses before reductions	9,371
Expense reductions	(47)	9,324
Net investment income (loss)		66,639
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,844
Change in net unrealized appreciation (depreciation) on investment securities		131,155
Net gain (loss)		134,999
Net increase (decrease) in net assets resulting from operations		$ 201,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,639	$ 141,209
Net realized gain (loss)	3,844	10,075
Change in net unrealized appreciation (depreciation)	131,155	(234,929)
Net increase (decrease) in net assets resulting from operations	201,638	(83,645)
Distributions to shareholders from net investment income	(66,994)	(140,817)
Distributions to shareholders from net realized gain	(446)	(9,549)
Total distributions	(67,440)	(150,366)
Share transactions - net increase (decrease)	203,068	(352,409)
Redemption fees	15	80
Total increase (decrease) in net assets	337,281	(586,340)

Net Assets
Beginning of period	4,548,194	5,134,534
End of period (including undistributed net investment income of $678 and undistributed net investment income of $1,033, respectively)	$ 4,885,475	$ 4,548,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.133	.272	.279	.318	.318	.325
Net realized and unrealized gain (loss)	.302	(.460)	.213	.435	(.088)	.482
Total from investment operations	.435	(.188)	.492	.753	.230	.807
Distributions from net investment income	(.134)	(.271)	(.275)	(.321)	(.317)	(.327)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.135)	(.292)	(.282)	(.333)	(.360)	(.327)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.48	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total ReturnB, C, D	4.29%	(1.78)%	4.75%	7.65%	2.25%	8.43%
Ratios to Average Net Assets F, H
Expenses before reductions	.67%A	.66%	.65%	.68%	.68%	.71%
Expenses net of fee waivers, if any	.67%A	.66%	.65%	.68%	.68%	.71%
Expenses net of all reductions	.67%A	.65%	.65%	.68%	.68%	.71%
Net investment income (loss)	2.59%A	2.61%	2.63%	3.12%	3.09%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 108	$ 131	$ 115	$ 113	$ 106
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.135	.273	.280	.319	.320	.328
Net realized and unrealized gain (loss)	.301	(.460)	.203	.436	(.087)	.481
Total from investment operations	.436	(.187)	.483	.755	.233	.809
Distributions from net investment income	(.135)	(.272)	(.276)	(.323)	(.320)	(.329)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.136)	(.293)	(.283)	(.335)	(.363)	(.329)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.47	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16
Total ReturnB, C, D	4.31%	(1.77)%	4.66%	7.67%	2.28%	8.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.64%A	.64%	.65%	.67%	.66%	.69%
Expenses net of fee waivers, if any	.64%A	.64%	.65%	.67%	.66%	.69%
Expenses net of all reductions	.64%A	.64%	.64%	.67%	.65%	.68%
Net investment income (loss)	2.62%A	2.62%	2.64%	3.14%	3.11%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 17	$ 20	$ 18	$ 13	$ 12
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.102	.207	.213	.254	.252	.261
Net realized and unrealized gain (loss)	.302	(.460)	.213	.435	(.087)	.481
Total from investment operations	.404	(.253)	.426	.689	.165	.742
Distributions from net investment income	(.103)	(.206)	(.209)	(.257)	(.252)	(.262)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.104)	(.227)	(.216)	(.269)	(.295)	(.262)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.48	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total ReturnB, C, D	3.98%	(2.39)%	4.10%	6.98%	1.60%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of fee waivers, if any	1.28%A	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of all reductions	1.28%A	1.27%	1.28%	1.31%	1.31%	1.35%
Net investment income (loss)	1.98%A	1.99%	2.01%	2.49%	2.46%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 3	$ 4	$ 3
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.093	.191	.197	.240	.240	.252
Net realized and unrealized gain (loss)	.302	(.460)	.203	.435	(.078)	.480
Total from investment operations	.395	(.269)	.400	.675	.162	.732
Distributions from net investment income	(.094)	(.190)	(.193)	(.243)	(.239)	(.252)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.095)	(.211)	(.200)	(.255)	(.282)	(.252)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.48	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16
Total ReturnB, C, D	3.89%	(2.54)%	3.84%	6.82%	1.58%	7.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45%A	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of fee waivers, if any	1.45%A	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of all reductions	1.44%A	1.43%	1.43%	1.45%	1.44%	1.45%
Net investment income (loss)	1.81%A	1.83%	1.86%	2.35%	2.33%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 62	$ 81	$ 65	$ 64	$ 49
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Income from Investment Operations
Net investment income (loss) D	.148	.301	.309	.347	.347	.355
Net realized and unrealized gain (loss)	.302	(.459)	.203	.435	(.077)	.472
Total from investment operations	.450	(.158)	.512	.782	.270	.827
Distributions from net investment income	(.149)	(.301)	(.305)	(.350)	(.347)	(.357)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.150)	(.322)	(.312)	(.362)	(.390)	(.357)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.47	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15
Total ReturnB, C	4.45%	(1.50)%	4.95%	7.96%	2.65%	8.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%A	.37%	.37%	.40%	.39%	.41%
Expenses net of fee waivers, if any	.37%A	.37%	.37%	.40%	.39%	.41%
Expenses net of all reductions	.37%A	.37%	.37%	.40%	.39%	.41%
Net investment income (loss)	2.88%A	2.89%	2.92%	3.41%	3.38%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 4,168	$ 3,890	$ 4,571	$ 4,003	$ 3,807	$ 3,775
Portfolio turnover rateF	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Income from Investment Operations
Net investment income (loss) D	.146	.295	.305	.343	.341	.351
Net realized and unrealized gain (loss)	.302	(.459)	.212	.435	(.087)	.481
Total from investment operations	.448	(.164)	.517	.778	.254	.832
Distributions from net investment income	(.147)	(.295)	(.300)	(.346)	(.341)	(.352)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.148)	(.316)	(.307)	(.358)	(.384)	(.352)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.49	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17
Total ReturnB, C	4.41%	(1.55)%	4.99%	7.91%	2.49%	8.69%
Ratios to Average Net Assets E, G
Expenses before reductions	.42%A	.42%	.42%	.44%	.46%	.47%
Expenses net of fee waivers, if any	.42%A	.42%	.42%	.44%	.46%	.47%
Expenses net of all reductions	.42%A	.42%	.41%	.44%	.46%	.46%
Net investment income (loss)	2.84%A	2.84%	2.87%	3.37%	3.31%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 529	$ 468	$ 327	$ 274	$ 277	$ 660
Portfolio turnover rateF	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 248,317
Gross unrealized depreciation	(18,947)
Net unrealized appreciation (depreciation) on securities and other investments	$ 229,370

Tax cost	$ 4,437,095

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $290,474 and $393,446, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 136	$ 7
Class T	-%	.25%	21	-*
Class B	.65%	.25%	10	7
Class C	.75%	.25%	301	33
			$ 468	$ 47

* Amount represents one hundred and seventy-six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	1
Class C*	5
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 71.13
Class T	9.10
Class B	1.09
Class C	45.15
Intermediate Municipal Income	1,733.09
Institutional Class	331.13
	$ 2,190

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $24 and $23, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 1,404	$ 3,227
Class T	224	487
Class B	23	53
Class C	545	1,361
Intermediate Municipal Income	57,729	124,670
Institutional Class	7,069	11,019
Total	$ 66,994	$ 140,817

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended June 30, 2014	Year ended December 31, 2013
From net realized gain
Class A	$ 10	$ 228
Class T	2	36
Class B	-*	5
Class C	6	134
Intermediate Municipal Income	381	8,232
Institutional Class	47	914
Total	$ 446	$ 9,549

* Amount represents two hundred and twenty-nine dollars.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	1,616	3,537	$ 16,785	$ 37,027
Reinvestment of distributions	116	253	1,209	2,624
Shares redeemed	(1,881)	(5,475)	(19,526)	(56,761)
Net increase (decrease)	(149)	(1,685)	$ (1,532)	$ (17,110)
Class T
Shares sold	56	310	$ 580	$ 3,225
Reinvestment of distributions	13	31	140	327
Shares redeemed	(108)	(540)	(1,119)	(5,587)
Net increase (decrease)	(39)	(199)	$ (399)	$ (2,035)
Class B
Shares sold	-*	9	$ 4	$ 87
Reinvestment of distributions	1	3	14	35
Shares redeemed	(27)	(55)	(284)	(575)
Net increase (decrease)	(26)	(43)	$ (266)	$ (453)
Class C
Shares sold	300	1,275	$ 3,124	$ 13,390
Reinvestment of distributions	41	109	429	1,132
Shares redeemed	(821)	(2,944)	(8,523)	(30,524)
Net increase (decrease)	(480)	(1,560)	$ (4,970)	$ (16,002)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Intermediate Municipal Income
Shares sold	50,512	99,199	$ 524,145	$ 1,034,458
Reinvestment of distributions	3,904	9,109	40,581	94,590
Shares redeemed	(38,730)	(155,042)	(401,135)	(1,605,581)
Net increase (decrease)	15,686	(46,734)	$ 163,591	$ (476,533)
Institutional Class
Shares sold	8,827	32,134	$ 91,661	$ 334,547
Reinvestment of distributions	487	726	5,074	7,515
Shares redeemed	(4,825)	(17,606)	(50,091)	(182,338)
Net increase (decrease)	4,489	15,254	$ 46,644	$ 159,724

* Amount represents two hundred and eighty-four shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIM-USAN-0814
1.820154.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Institutional Class

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.67%
Actual		$ 1,000.00	$ 1,042.90	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Class T	.64%
Actual		$ 1,000.00	$ 1,043.10	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Class B	1.28%
Actual		$ 1,000.00	$ 1,039.80	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class C	1.45%
Actual		$ 1,000.00	$ 1,038.90	$ 7.33
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Intermediate Municipal Income	.37%
Actual		$ 1,000.00	$ 1,044.50	$ 1.88
HypotheticalA		$ 1,000.00	$ 1,022.96	$ 1.86
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,044.10	$ 2.13
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.7	14.8
California	11.0	13.7
Texas	9.4	8.8
Florida	8.8	8.8
New York	7.9	9.3
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.7	31.9
Health Care	15.9	16.3
Transportation	10.1	8.8
Special Tax	9.4	10.8
Electric Utilities	8.7	9.6
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	4.8	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	5.0	5.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 6.8%	AAA 9.0%
AA,A 72.2%	AA,A 76.0%
BBB 8.2%	BBB 7.9%
BB and Below 0.9%	BB and Below 0.7%
Not Rated 2.0%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 9.9%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,564
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,034
5.5% 1/1/22	2,300	2,339
		6,937
Arizona - 1.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,674
5% 10/1/17 (FSA Insured)	10,000	11,318
5% 10/1/18 (FSA Insured)	2,500	2,892
5.25% 10/1/20 (FSA Insured)	6,695	7,795
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,722
6% 1/1/27	1,400	1,591
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,280
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,384
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,409
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,690
5% 7/1/20	2,550	2,669
5% 7/1/21	1,505	1,575
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,250
Series 2011 C, 5% 7/1/21	1,000	1,199
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,500
5% 7/1/18	7,665	8,872
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.48%, tender 8/1/14 (c)(f)	4,700	4,700
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,250	2,663
5% 7/1/25	2,000	2,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/22	$ 500	$ 594
5% 7/1/23	1,100	1,290
		91,356
California - 11.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,972
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,574
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,811
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,580
5% 12/1/29	4,865	5,573
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	6,840
Series 2004 A:
5% 7/1/15	4,775	4,793
5.25% 7/1/14	3,900	3,900
Series 2009 A:
5% 7/1/15	8,990	9,024
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,210
5% 7/1/18	4,510	5,238
5.25% 7/1/14	3,445	3,445
5.25% 7/1/14 (Escrowed to Maturity)	2,995	2,995
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,703
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,188
5% 3/1/26	2,200	2,354
5% 6/1/27 (AMBAC Insured)	1,800	1,837
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	16,101
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,545
6% 3/1/33	12,375	15,175
6% 4/1/38	7,500	8,851
6% 11/1/39	35,800	42,981
6.5% 4/1/33	150	183
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	$ 2,400	$ 2,501
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	123
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,536
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,675
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,000
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,100
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (c)	4,500	4,535
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	5,972
Series 2011 D, 5% 8/15/35	3,000	3,299
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,403
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,445
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,123
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,179
5% 11/1/24	1,000	1,169
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,667
5.25% 10/1/25	4,000	4,644
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,437
Series 2012 A:
5% 4/1/22	2,100	2,507
5% 4/1/23	5,000	5,879
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,864
5% 12/1/21	2,500	2,991
Series 2005 K, 5% 11/1/16	7,195	7,627
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,079
Series 2009 G1, 5.75% 10/1/30	2,100	2,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I, 6.125% 11/1/29	$ 1,300	$ 1,552
Series 2010 A, 5.75% 3/1/30	4,100	4,759
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,016
Series 2009 A:
5.75% 11/1/25	5,000	5,884
5.75% 11/1/28	5,000	5,917
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,100
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	691
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.471%, tender 12/12/15 (c)	14,800	14,815
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	7,877
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,063
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,574
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,606
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,799
Series 2010 C, 5.25% 8/1/39	3,700	4,219
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,490
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,567
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,807
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,635
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.21%, tender 5/1/15 (c)	25,000	25,001
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,171
5% 7/1/23	3,800	4,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	$ 1,185	$ 1,383
5% 7/1/20	2,000	2,332
5% 7/1/21	1,500	1,741
5% 7/1/22	2,250	2,608
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,683
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,703
Series 2013, 6.25% 8/1/28	1,860	2,226
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,710
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (f)	5,000	5,868
Poway Unified School District Series B:
0% 8/1/36	12,950	4,694
0% 8/1/37	16,850	5,781
0% 8/1/38	4,650	1,509
0% 8/1/40	2,240	647
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	4,985	4,975
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,733
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	809
5.25% 7/1/21	700	816
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,266
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,285
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,460
5.25% 8/1/26	2,200	2,355
5.5% 8/1/20	2,000	2,261
Series 2009 B, 5% 8/1/18	7,355	8,145
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,321
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,822
5% 5/15/22	2,000	2,346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	$ 2,600	$ 1,045
0% 7/1/39	7,200	2,147
0% 7/1/46	20,405	4,190
0% 7/1/47	13,000	2,532
Series 2008 E, 0% 7/1/49	4,500	767
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,676
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,415
0% 8/1/37	2,000	688
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,372
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,677
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	403
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,605
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,211
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,120
Univ. of California Revs.:
Series 2007 K:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,469
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	774
Series 2009 O, 5.25% 5/15/39	1,900	2,169
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,082
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	3,985
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,087
		539,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.6%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	$ 1,000	$ 1,064
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,494
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,274
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,205	1,227
5% 11/15/14 (Escrowed to Maturity)	60	61
Series 2006 F:
5% 11/15/14	420	428
5% 11/15/14 (Escrowed to Maturity)	935	952
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,103
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,075
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,432
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,025
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,025
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,311
Series 2010 A:
0% 9/1/35	2,000	717
0% 9/1/37	3,000	960
0% 9/1/38	3,760	1,138
		31,286
Connecticut - 0.3%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(f)	4,700	4,736
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,575
Series 2013 A:
0.2% 3/1/15 (c)	3,200	3,199
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2013 A:
0.29% 3/1/16 (c)	$ 1,400	$ 1,401
0.4% 3/1/17 (c)	1,600	1,605
		14,516
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,938
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,096
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,746
		17,780
Florida - 8.8%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,591
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,378
Series 2012 A:
5% 7/1/21	5,380	6,390
5% 7/1/22	5,000	5,949
5% 7/1/25	5,635	6,439
5% 7/1/26	24,585	27,814
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,515
Series 2011 A1, 5% 6/1/18	2,000	2,280
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,440
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,491
5% 12/1/23	2,245	2,532
5% 12/1/24	2,365	2,662
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	2,100	2,106
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,202
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,803
Series 2009 D, 5% 6/1/21	2,780	3,271
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Series 2011 C:
5% 6/1/20	$ 12,380	$ 14,683
5% 6/1/22	10,000	12,020
Series 2011 E, 5% 6/1/24	5,000	5,939
Series A, 5.5% 6/1/38	1,800	2,038
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,700
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,625
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,228
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,835
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,017
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,342
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,943
5% 11/15/18	2,000	2,309
Series 2008 B, 6% 11/15/37	12,000	13,727
Series B:
5% 11/15/17	1,050	1,116
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	160
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,745
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,803
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,142
5% 9/1/22	2,270	2,616
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,728
5% 10/1/23	5,320	6,266
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,397
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,009
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn.: - continued
Series 2014 A:
5% 6/1/25 (FSA Insured) (b)	$ 1,000	$ 1,154
5% 6/1/26 (FSA Insured) (b)	1,800	2,058
5% 6/1/28 (FSA Insured) (b)	500	565
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23 (Pre-Refunded to 6/1/15 @ 100)	3,330	3,484
5.25% 6/1/24 (Pre-Refunded to 6/1/15 @ 100)	3,750	3,923
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,140
5% 11/15/22	500	572
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,127
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,727
Series 2012 A:
5% 10/1/22 (f)	3,000	3,485
5% 10/1/24 (f)	10,000	11,264
5% 10/1/24	2,165	2,481
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,582
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,448
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,673
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,073
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,711
5% 8/1/15 (AMBAC Insured)	5,990	6,296
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,470
5% 7/1/42	1,675	1,806
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,283
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,241
5.75% 10/1/43	1,850	1,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	$ 4,520	$ 5,228
Series 2012 A, 5% 10/1/42	12,650	13,017
Series 2012 B, 5% 10/1/42	5,200	5,351
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,887
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,853
Orange County School Board Ctfs. of Prtn. Series 2012 B, 5% 8/1/26	4,000	4,524
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,365
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,773
5% 10/1/20	3,500	4,186
Series 2012 A:
5% 10/1/23	1,700	2,069
5% 10/1/25	900	1,104
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/25	3,200	3,809
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,588
Series 2011, 5% 10/1/24	8,600	10,122
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,859
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,472
Series 2013 A:
5% 7/1/25	2,000	2,279
5% 7/1/27	4,255	4,796
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,982
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,270
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,758
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (f)	5,965	6,692
5% 10/1/18 (FSA Insured) (f)	10,515	11,907
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/19 (FSA Insured) (f)	$ 5,965	$ 6,797
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,114
		428,713
Georgia - 3.2%
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,066
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,177
6.125% 9/1/40	7,190	7,563
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,743
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,163
5% 11/1/18	6,000	6,796
5% 11/1/19	3,000	3,443
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,586
5.25% 1/1/20	1,625	1,925
Series 2008 D, 5.75% 1/1/19	11,500	13,442
Series 2009 B, 5% 1/1/16	2,500	2,672
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	15	15
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	955	1,021
Series 2011 A, 5% 1/1/21	9,000	10,613
Series GG:
5% 1/1/22	3,000	3,550
5% 1/1/24	3,625	4,227
5% 1/1/25	1,250	1,442
5% 1/1/26	5,000	5,725
Georgia Muni. Gas Auth. Rev. (Gas Portfolio lll Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,668
Series Q, 5% 10/1/22	2,000	2,335
Series S:
5% 10/1/22	1,275	1,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio lll Proj.): - continued
Series S:
5% 10/1/24	$ 2,425	$ 2,775
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	721
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.31%, tender 9/1/14 (c)	15,500	15,501
Third Series 2009 A, 5.25% 7/1/36	11,600	13,095
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	20,100	20,100
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,695
		157,547
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (f)	4,995	5,230
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,214
		9,444
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,144
6.75% 11/1/37	2,600	3,004
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,820
		7,968
Illinois - 14.7%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,118
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	967
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,738
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,955
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,579
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,733
Series 2010 F, 5% 12/1/31	20,000	20,618
Series 2011 A, 5.5% 12/1/39	5,900	6,204
Series 2012 A, 5% 12/1/42	14,300	14,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,600	$ 2,017
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,996
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,282
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,841
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2006 A, 5% 1/1/23 (FSA Insured)	10,975	11,514
Series 2008 C, 5% 1/1/34	1,300	1,320
Series 2009 A:
5% 1/1/22	2,930	3,217
5% 1/1/27 (FSA Insured)	3,900	4,144
Series 2012 A:
5% 1/1/33	4,525	4,697
5% 1/1/34	2,090	2,141
Series 2012 C:
5% 1/1/23	1,000	1,114
5% 1/1/25	1,000	1,086
5.25% 1/1/29	12,100	13,116
5.25% 1/1/30	17,000	18,358
Chicago Midway Arpt. Rev. Series 2014 B:
5% 1/1/19	350	403
5% 1/1/22	1,000	1,170
5% 1/1/24	3,330	3,898
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,061
Series 2010 D:
5.25% 1/1/18 (f)	750	851
5.25% 1/1/19 (f)	5,125	5,914
Series 2011 B, 5% 1/1/20	4,430	5,184
Series 2011 C, 6.5% 1/1/41	14,475	17,378
Series 2012 A, 5% 1/1/22	1,750	2,067
Series 2012 B, 5% 1/1/22 (f)	7,000	8,060
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series 2010 C:
5% 1/1/23	$ 3,400	$ 3,863
5% 1/1/24	2,000	2,257
5.25% 1/1/37	3,385	3,651
5.25% 1/1/40	1,575	1,690
Series 2014 D, 4% 1/1/19 (b)	2,000	2,172
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,576
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,824
5% 6/1/19 (AMBAC Insured)	3,705	4,032
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	827
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,473
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,636
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,143
5% 12/15/24	1,000	1,135
Series 2012 C, 5% 12/15/25	2,120	2,389
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,121
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	611
Series 2010 A, 5.25% 11/15/24	17,925	20,202
Series 2010 G, 5% 11/15/25	2,940	3,251
Series 2011 A, 5.25% 11/15/24	1,500	1,717
Series 2012 C:
5% 11/15/22	2,000	2,324
5% 11/15/23	4,980	5,736
5% 11/15/24	18,655	21,338
5% 11/15/25	620	703
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,929
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,583
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,255	$ 3,509
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,555
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	23,132
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,525
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,481
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/14	2,290	2,310
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	3,022
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,584
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,944
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,210
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,613
5% 5/15/19	3,940	4,563
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,386
6.25% 5/1/21	6,395	7,409
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,281
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,655	16,030
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,544
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,340
Series 2008 A, 5.625% 1/1/37	21,035	22,644
Series 2009 A, 7.25% 11/1/38	5,865	6,898
Series 2009:
6.875% 8/15/38	325	360
7% 8/15/44	12,915	14,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2010 A:
5.5% 8/15/24	$ 2,110	$ 2,319
5.75% 8/15/29	1,440	1,575
Series 2010, 5.25% 8/15/36	675	717
Series 2012 A, 5% 5/15/23	1,480	1,619
Series 2012:
5% 9/1/32	8,100	8,492
5% 9/1/38	10,910	11,211
5% 11/15/43	3,265	3,348
Series 2013:
5% 11/15/26	2,675	2,925
5% 11/15/29	805	872
5% 5/15/43	7,800	7,776
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,320
Series 2006:
5% 1/1/18	9,600	10,695
5% 1/1/19	3,200	3,592
Series 2007 B, 5% 1/1/15	1,150	1,177
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,388
Series 2012 A, 5% 1/1/33	3,600	3,793
Series 2012:
5% 8/1/19	4,475	5,055
5% 3/1/20	3,280	3,692
5% 3/1/21	2,750	3,094
5% 8/1/21	1,600	1,804
5% 3/1/22	5,000	5,600
5% 8/1/22	6,600	7,395
5% 8/1/23	3,400	3,802
Series 2013, 5.5% 7/1/38	4,000	4,352
Series 2014, 5.25% 2/1/31	8,000	8,696
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,255
5% 6/15/16	10,000	10,891
Series 2013, 5% 6/15/25	13,360	15,626
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	$ 31,840	$ 34,800
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,421
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,127
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,718
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,651
0% 12/1/18 (Escrowed to Maturity)	595	565
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	856
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,242
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,281
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/14 (FSA Insured)	5,180	5,155
0% 12/1/15 (FSA Insured)	3,810	3,743
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,608
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,216
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,746
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,005
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,540
0% 6/15/44 (FSA Insured)	37,400	7,945
0% 6/15/46 (FSA Insured)	4,730	895
0% 6/15/47 (FSA Insured)	3,755	670
Series 2012 B, 0% 12/15/51	48,500	6,546
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/16 (Escrowed to Maturity)	$ 1,050	$ 1,042
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,443
0% 6/15/17 (Escrowed to Maturity)	1,175	1,151
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,974
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,122
5% 10/1/19	1,475	1,665
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	3,040
Series 2013:
6% 10/1/42	3,900	4,344
6.25% 10/1/38	3,900	4,440
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,285	1,283
0% 11/1/16 (Escrowed to Maturity)	995	985
0% 11/1/16 (FSA Insured)	3,005	2,942
0% 11/1/17 (FSA Insured)	1,300	1,244
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	998
		718,970
Indiana - 2.7%
Carmel High School Bldg. Corp. Series 2005, 5% 7/10/14 (FSA Insured)	1,215	1,216
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,479
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,403
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,101
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,760
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,063
5.25% 7/15/16 (FSA Insured)	2,095	2,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,380	$ 14,003
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	1,650	1,733
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 0.4%, tender 9/2/14 (c)(f)	7,000	7,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,588
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,568
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,456
5% 12/1/17	855	969
Series 2012:
5% 3/1/22	1,000	1,148
5% 3/1/23	1,000	1,136
5% 3/1/30	1,050	1,133
5% 3/1/41	5,310	5,540
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,435
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	5,900	6,020
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,157
5% 1/1/25	1,000	1,144
5% 1/1/26	2,745	3,103
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,169
Indiana State Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,506
Series 2011 A, 5.25% 10/1/24	4,025	4,705
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,886
0% 12/1/17 (AMBAC Insured)	1,470	1,403
0% 6/1/18 (AMBAC Insured)	1,740	1,631
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,687
5% 10/1/21	5,500	6,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	$ 1,455	$ 1,589
5% 7/15/22	1,000	1,170
5% 7/15/23	2,700	3,146
5% 7/15/24	4,185	4,831
5% 7/15/25	4,330	4,946
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,610
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,379
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,527
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,542
		132,591
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,872
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	333
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,242
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,103
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,556
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,508
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,721
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,184
5% 9/1/24	4,415	5,060
Series 2012 B, 5% 9/1/24	1,500	1,720
		21,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 1.7%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	$ 1,290	$ 1,322
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,021
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,257
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,151
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.4%, tender 9/2/14 (c)(f)	5,000	5,000
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,461
(#90 Proj.) 5.75% 11/1/23	12,000	14,157
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,755
5.75% 10/1/38	6,430	7,171
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	27,679
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (c)	3,050	3,042
		81,016
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.576%, tender 5/1/17 (c)	30,000	30,152
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,938
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,000
5% 7/1/15	2,740	2,869
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,452
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2012, 5% 12/1/20	$ 3,200	$ 3,579
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,518
		67,347
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,610
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,270
Series 2009, 6% 7/1/38	1,800	2,101
		8,981
Maryland - 1.2%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,770
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,000
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,334
5% 7/1/18	2,500	2,865
Series 2010, 5.125% 7/1/39	3,600	3,802
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,095	1,144
Bonds:
Series 2012 C, 0.931%, tender 11/15/17 (c)	14,800	14,996
Series 2013 A:
0.681%, tender 5/15/18 (c)	5,800	5,852
0.701%, tender 5/15/18 (c)	8,400	8,480
Series 2010, 5.625% 7/1/30	2,400	2,481
Series 2013 A:
5% 7/1/24	1,245	1,403
5% 7/1/25	1,060	1,184
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,792
		58,103
Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	$ 1,840	$ 2,098
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (c)	7,100	7,089
Series 2013 A, 6.25% 11/15/28	5,000	5,431
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,767
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,772
5.25% 8/1/24	4,000	4,489
Series 2011 A, 5% 4/1/23	10,000	11,808
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,125
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,657
5% 7/1/21	4,700	5,440
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (c)	7,000	7,311
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (f)	4,040	4,043
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,582
		84,628
Michigan - 2.4%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,698
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,009
Series 2006 D, 0.753% 7/1/32 (c)	5,520	4,374
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,600
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,242
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,313
5% 12/1/15	665	701
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,137
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A: - continued
5% 11/15/21	$ 650	$ 756
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,728
5% 6/1/27	2,300	2,424
5% 6/1/39	4,930	4,930
Series 2012 B, 5% 7/1/22	2,900	3,158
Series 2012:
5% 11/15/36	7,100	7,471
5% 11/15/42	1,560	1,626
Series 2013:
5% 8/15/28	5,585	6,026
5% 8/15/29	2,000	2,153
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,314
5% 12/1/26	980	1,066
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,763
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,361
Series 2014 D:
5% 9/1/22	1,000	1,175
5% 9/1/24	2,000	2,317
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (c)	36,500	36,508
		117,015
Minnesota - 0.6%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,151
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,783
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,390
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,714
5% 1/1/20	4,500	5,204
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	335	345
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	$ 1,540	$ 1,741
5.5% 7/1/18	1,400	1,618
		26,946
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (c)	3,880	3,883
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,116
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	920	1,031
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,190
		5,708
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,894
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,781
		5,675
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (f)	14,900	15,231
Series 2013 C2, 2% 7/1/14	10,300	10,300
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,838
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B, 5% 7/1/14	1,000	1,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,184
5% 6/1/23	2,000	2,358
5% 6/1/24	2,000	2,338
5% 6/1/25	1,050	1,218
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
Series 2013 D1, 5% 3/1/25	$ 2,825	$ 3,331
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,003
		46,476
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,748
Series 2012:
4% 7/1/22	1,350	1,389
5% 7/1/26	1,280	1,389
Series 2013 A, 5% 10/1/43	2,430	2,541
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,669
5% 2/1/23	2,215	2,597
5% 2/1/24	1,775	2,064
		17,397
New Jersey - 3.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,472
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,450
5.25% 6/15/21	4,500	5,207
5.25% 6/15/22	10,585	12,113
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.25% 3/1/15 (Escrowed to Maturity)	3,000	3,101
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	6,719
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,551
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,737
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,341
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	4,858
Series 2012 G, 0.64% 2/1/15 (c)	8,800	8,803
Series 2012 II, 5% 3/1/21	7,600	8,764
Series 2013 I, 5.5% 9/1/19	4,385	5,139
Series 2013:
5% 3/1/23	9,300	10,755
5% 3/1/24	12,800	14,572
5% 3/1/25	1,400	1,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	$ 3,800	$ 4,434
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,953
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.81%, tender 12/22/14 (c)	17,100	17,115
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,230	2,314
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,544
Series 2012 AA:
5% 6/15/23	7,500	8,640
5% 6/15/24	12,000	13,695
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,033
		158,888
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,402
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,217
4% 9/1/16	3,000	3,227
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,233
		40,079
New York - 7.4%
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,800
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,223
5.75% 7/1/40	1,000	1,118
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,949
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	465
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	135	136
Series 2005 F1, 5.25% 9/1/14	3,465	3,495
Series 2005 G, 5% 8/1/14	6,500	6,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2010 C, 5% 8/1/14	$ 10,000	$ 10,041
Series 2012 F, 5% 8/1/24	5,000	5,794
Series J7, 0.53% 8/1/21 (c)	4,000	4,005
Series J8, 0.44% 8/1/21 (c)	4,900	4,901
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,551
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	896
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	5,051
Series 2009 S2, 6% 7/15/38	7,000	8,189
Series 2009 S3:
5.25% 1/15/34	17,500	19,534
5.25% 1/15/39	2,600	2,857
Series 2009 S4, 5.75% 1/15/39	6,400	7,283
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,604
5% 2/1/21	3,510	4,173
Series 2010 B, 5% 11/1/20	37,195	43,732
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	165
Series 2012 A, 5% 11/1/21	5,460	6,559
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,736
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,019
Series 2009 A, 5% 3/15/19	11,040	12,918
Series A:
5% 2/15/19	1,000	1,167
5% 2/15/20	3,000	3,540
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	700	759
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,300
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,055
Series 2009 A:
5% 7/1/20	5,000	5,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2009 A:
5% 7/1/21	$ 12,335	$ 14,289
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,701
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 B, 0.29%, tender 11/1/14 (c)	7,000	7,000
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.521%, tender 11/1/14 (c)	7,900	7,901
Series 2012 G2, 0.631%, tender 11/1/15 (c)	15,400	15,435
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,383
Series 2005 C, 5.25% 11/15/14	1,000	1,019
Series 2008 C, 6.5% 11/15/28	11,300	13,385
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	5,000	5,254
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,395
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,503
Series 2011 A, 5% 4/1/19	2,000	2,323
Series 2011 A1, 5% 4/1/20	2,220	2,615
Series 2011 A2, 5% 4/1/21	2,000	2,373
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,997
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	18,484
Series 2013 B, 5% 6/1/21	4,000	4,336
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,612
5% 11/15/24	4,000	4,786
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	5,400	5,765
		361,903
North Carolina - 1.2%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,502
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,669
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	$ 1,250	$ 1,279
5% 1/1/16	3,000	3,206
5% 1/1/20	2,110	2,401
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,420
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,454
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,941
5% 6/1/22	4,000	4,568
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,886
Series 2012 A:
5% 1/1/19	10,475	12,107
5% 1/1/20	2,000	2,332
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.551%, tender 12/1/15 (c)	12,900	12,921
		57,686
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,000
Ohio - 2.0%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,340
5% 2/15/23	2,175	2,516
Series 2012:
5% 2/15/21	1,500	1,757
5% 2/15/24	2,000	2,294
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,920
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,506
5% 6/1/17	3,780	4,119
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,440
5% 1/1/27	1,500	1,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	$ 1,435	$ 1,491
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,695
5% 6/15/26	2,590	2,801
5% 6/15/27	2,720	2,929
5% 6/15/28	2,855	3,030
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,466
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,042
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,677
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,611
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,801
5% 10/1/22	2,000	2,321
5% 10/1/23	3,000	3,465
Ohio Gen. Oblig. (Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	2,959
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,266
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,504
Series 2013 A2, 0.36% 1/1/16 (c)	1,615	1,614
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	6,738
5% 12/1/14 (Escrowed to Maturity)	395	403
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,304
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,381
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,688
		97,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	$ 1,050	$ 1,068
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,282
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,633
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,574
5% 2/15/42	7,185	7,542
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,524
5% 1/1/22 (FSA Insured)	12,455	13,936
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,296
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006, 5% 12/15/14	850	869
		36,724
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,504
Pennsylvania - 4.7%
Annville-Cleona School District:
5.5% 3/1/23	375	385
5.5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	925	958
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(FirstEnergy Generation Proj.) Series 2006 A, 3.5%, tender 6/1/20 (c)	18,000	18,196
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	6,900	7,042
(FirstEnergy Nuclear Generation Proj.) Series 2006 B, 3.5%, tender 6/1/20 (c)	21,000	21,229
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,874
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	$ 8,000	$ 9,081
5% 7/1/22	6,000	6,533
5% 1/1/23	3,000	3,195
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,111
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,929
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,627
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,851
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,624
Series 2009 A, 5% 6/1/17	2,925	3,247
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,543
5% 3/1/22	2,000	2,278
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 0.45%, tender 8/1/14 (c)(f)	11,100	11,101
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,953
Series 2011, 5% 7/1/21	2,100	2,515
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,425
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	15,805
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,278
Series 2009 B, 5% 12/1/16	12,500	13,796
Series 2013 A, 0.66% 12/1/17 (c)	7,600	7,636
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,157
0% 12/1/33 (a)	1,250	1,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 1,725	$ 1,731
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,021
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,922
Tenth Series 1998, 5% 7/1/15	1,895	1,968
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,845
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	727
Series 2010 C:
5% 9/1/20	14,000	16,055
5% 9/1/21	6,000	6,796
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,165
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,005
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,924
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,736
5% 9/1/20 (FSA Insured)	1,000	1,164
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,310
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,080
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,286
5% 4/1/24	1,365	1,533
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,240
		229,414
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	3,000	2,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2013 A, 7% 7/1/43	$ 6,000	$ 2,818
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	4,382
		9,517
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	637
South Carolina - 1.0%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,450
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	798
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,209
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,100
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,361
Series 2011 B, 5% 12/1/20	2,275	2,691
Series 2012 B, 5% 12/1/19	7,200	8,456
Series 2012 C, 5% 12/1/20	7,500	8,867
Series 2013 E, 5.5% 12/1/53	2,500	2,748
Series 2014 A, 5.5% 12/1/54 (b)	15,000	16,427
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,059
		51,166
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	414
5.25% 11/1/18	1,000	1,169
		1,583
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,844
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (f)	5,000	5,898
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	$ 1,600	$ 1,600
4.75% 7/1/15	3,560	3,720
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,464
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,300	1,349
		21,875
Texas - 9.4%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,980
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,514
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,091
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,831
6% 1/1/18	1,000	1,081
6% 1/1/19	1,335	1,438
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,785
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,841
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,356
5% 11/15/17	1,375	1,566
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,195
5.25% 2/15/42	6,000	6,493
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,384
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,235
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,269
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,621
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	$ 5,000	$ 5,311
5% 11/1/16	3,000	3,313
5% 11/1/19	1,000	1,172
5% 11/1/21	1,500	1,653
Series 2014 B:
5% 11/1/26 (f)	3,005	3,351
5% 11/1/27 (f)	1,280	1,414
5% 11/1/28 (f)	2,845	3,121
5% 11/1/30 (f)	5,435	5,880
5% 11/1/31 (f)	11,485	12,367
5% 11/1/32 (f)	14,530	15,592
5% 11/1/33 (f)	10,000	10,687
5% 11/1/34 (f)	2,365	2,519
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,525
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,088
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,996
Gainesville Independent School District:
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	914
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	205
Grand Parkway Trans. Corp.:
Series 2013 B, 5.5% 4/1/53	5,900	6,407
Series 2013 C, 5.125% 10/1/43	2,500	2,664
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,069
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,248
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,523
Bonds Series 2012 B, 0.65%, tender 8/15/15 (c)	11,800	11,806
Series 2012 A, 0.49% 8/15/15 (c)	1,400	1,401
Series 2012 C:
5% 8/15/24	1,075	1,249
5% 8/15/25	3,860	4,442
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (f)	$ 8,000	$ 9,310
Series 2012 A, 5% 7/1/23 (f)	2,400	2,759
Series A, 5.5% 7/1/39	6,000	6,830
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	6,351
0% 8/15/15	2,000	1,991
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (c)	10,300	10,305
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,838
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,246
0% 2/15/17	1,400	1,383
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,029
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	995
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,633
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,583
Lower Colorado River Auth. Rev.:
5% 5/15/15	2,470	2,572
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	300
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	79
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,392
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,206
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,290
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,569
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	1,000	1,006
5.5% 8/15/26	725	728
5.5% 8/15/26 (Pre-Refunded to 8/15/14 @ 100)	500	503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	$ 2,520	$ 2,597
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,121
4% 12/15/24	1,825	1,984
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,126
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,474
Series 2011 A:
5.5% 9/1/41	10,155	11,548
6% 9/1/41	1,000	1,191
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,304
Pleasant Grove Independent School District:
5.25% 2/15/32	715	777
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	996
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,118
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	600
5.25% 2/15/37	1,465	1,541
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,407
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (f)	2,165	2,260
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,973
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,626
5% 9/15/24	7,490	8,713
5% 9/15/25	9,295	10,747
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,246
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,665
Snyder Independent School District 5.25% 2/15/26 (Pre-Refunded to 2/15/15 @ 100)	1,350	1,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	$ 3,045	$ 3,554
5% 10/1/20	2,180	2,548
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,742
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/14	2,005	2,041
5% 11/15/15	1,880	2,003
5.75% 11/15/24	4,700	5,404
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,169
5% 8/15/26	1,530	1,774
5% 8/15/28	1,620	1,854
5% 8/15/33	3,800	4,238
5.5% 9/1/43	5,350	5,669
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,906
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	4,170	4,518
Series 2011 A:
5% 8/1/19 (f)	1,545	1,813
5% 8/1/21 (f)	1,530	1,823
Series 2011 C:
5% 8/1/20 (f)	1,625	1,930
5% 8/1/21 (f)	1,460	1,739
5% 4/1/25	2,915	3,301
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	328
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	8,114
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,493
Series 2013, 7% 12/31/38 (f)	16,000	19,568
Texas Pub. Fin. Auth. Rev.:
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev.: - continued
Series 2014 B:
4% 7/1/17	$ 2,700	$ 2,936
4% 7/1/18	2,800	2,951
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	7,400	7,427
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,709
Series 2007:
5% 4/1/25	2,500	2,778
5% 4/1/26	3,245	3,604
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,129
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,024
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,119
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,559
Waller Independent School District:
5.5% 2/15/26	3,220	3,639
5.5% 2/15/33	4,160	4,603
5.5% 2/15/37	4,820	5,306
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,460
Wylie Independent School District:
0% 8/15/20	10	8
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	754
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,839
		457,318
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,584
5% 8/15/18	2,500	2,828
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,383
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,726
		16,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	$ 1,200	$ 1,215
5% 12/1/15 (FSA Insured)	1,000	1,051
		2,266
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/14	3,000	3,031
Virginia - 0.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,134
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,441
5% 6/15/29	1,425	1,558
5% 6/15/33	1,520	1,627
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (f)	7,600	7,786
		13,546
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,696
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,461
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	1,000	1,037
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,724
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,768
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,192
5% 1/1/23	1,000	1,189
5% 1/1/24	2,330	2,746
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,024
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,040
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.: - continued
Series 2009, 5.25% 1/1/42	$ 1,900	$ 2,075
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (f)	885	1,023
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,462
5% 12/1/19	1,385	1,609
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,208
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,634
5% 8/15/16	2,500	2,737
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,446
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,756
		71,645
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,086
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,500
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,815
		5,401
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,277
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,936
5.75% 7/1/30	2,000	2,219
Series 2013 B:
5% 7/1/25	1,000	1,109
5% 7/1/36	6,985	7,395
Series 2012:
5% 6/1/32	1,025	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012:
5% 8/15/32	$ 1,650	$ 1,784
5% 6/1/39	815	864
		17,694
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,031
TOTAL MUNICIPAL BONDS (Cost $4,139,707)		4,368,890
Municipal Notes - 0.9%

Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	8,255	8,290
New Jersey - 0.2%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,238
New York - 0.5%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	22,745	22,847
TOTAL MUNICIPAL NOTES (Cost $41,351)		41,375
Money Market Funds - 5.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (d)(e) (Cost $256,200)	256,200,000	256,200
TOTAL INVESTMENT PORTFOLIO - 95.5% (Cost $4,437,258)		4,666,465
NET OTHER ASSETS (LIABILITIES) - 4.5%		219,010
NET ASSETS - 100%		$ 4,885,475
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 5
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,410,265	$ -	$ 4,410,265	$ -
Money Market Funds	256,200	256,200	-	-
Total Investments in Securities:	$ 4,666,465	$ 256,200	$ 4,410,265	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	30.7%
Health Care	15.9%
Transportation	10.1%
Special Tax	9.4%
Electric Utilities	8.7%
Escrowed/Pre-Refunded	5.6%
Money Market Funds	5.2%
Others* (Individually Less Than 5%)	14.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,181,058)	$ 4,410,265
Fidelity Central Funds (cost $256,200)	256,200
Total Investments (cost $4,437,258)		$ 4,666,465
Cash		218,638
Receivable for fund shares sold		4,971
Interest receivable		52,249
Distributions receivable from Fidelity Central Funds		5
Other receivables		37
Total assets		4,942,365

Liabilities
Payable for investments purchased Regular delivery	$ 24,506
Delayed delivery	22,169
Payable for fund shares redeemed	4,635
Distributions payable	3,232
Accrued management fee	1,027
Distribution and service plan fees payable	77
Other affiliated payables	1,206
Other payables and accrued expenses	38
Total liabilities		56,890

Net Assets		$ 4,885,475
Net Assets consist of:
Paid in capital		$ 4,652,167
Undistributed net investment income		678
Accumulated undistributed net realized gain (loss) on investments		3,423
Net unrealized appreciation (depreciation) on investments		229,207
Net Assets		$ 4,885,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($110,005 ÷ 10,498 shares)	$ 10.48

Maximum offering price per share (100/96.00 of $10.48)	$ 10.92
Class T: Net Asset Value and redemption price per share ($17,383 ÷ 1,660 shares)	$ 10.47

Maximum offering price per share (100/96.00 of $10.47)	$ 10.91
Class B: Net Asset Value and offering price per share ($2,191 ÷ 209 shares)A	$ 10.48

Class C: Net Asset Value and offering price per share ($58,526 ÷ 5,583 shares)A	$ 10.48

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,168,460 ÷ 398,065 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($528,910 ÷ 50,430 shares)	$ 10.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 75,958
Income from Fidelity Central Funds		5
Total income		75,963

Expenses
Management fee	$ 6,171
Transfer agent fees	2,190
Distribution and service plan fees	468
Accounting fees and expenses	323
Custodian fees and expenses	29
Independent trustees' compensation	9
Registration fees	122
Audit	32
Legal	4
Miscellaneous	23
Total expenses before reductions	9,371
Expense reductions	(47)	9,324
Net investment income (loss)		66,639
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,844
Change in net unrealized appreciation (depreciation) on investment securities		131,155
Net gain (loss)		134,999
Net increase (decrease) in net assets resulting from operations		$ 201,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,639	$ 141,209
Net realized gain (loss)	3,844	10,075
Change in net unrealized appreciation (depreciation)	131,155	(234,929)
Net increase (decrease) in net assets resulting from operations	201,638	(83,645)
Distributions to shareholders from net investment income	(66,994)	(140,817)
Distributions to shareholders from net realized gain	(446)	(9,549)
Total distributions	(67,440)	(150,366)
Share transactions - net increase (decrease)	203,068	(352,409)
Redemption fees	15	80
Total increase (decrease) in net assets	337,281	(586,340)

Net Assets
Beginning of period	4,548,194	5,134,534
End of period (including undistributed net investment income of $678 and undistributed net investment income of $1,033, respectively)	$ 4,885,475	$ 4,548,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.133	.272	.279	.318	.318	.325
Net realized and unrealized gain (loss)	.302	(.460)	.213	.435	(.088)	.482
Total from investment operations	.435	(.188)	.492	.753	.230	.807
Distributions from net investment income	(.134)	(.271)	(.275)	(.321)	(.317)	(.327)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.135)	(.292)	(.282)	(.333)	(.360)	(.327)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.48	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total ReturnB, C, D	4.29%	(1.78)%	4.75%	7.65%	2.25%	8.43%
Ratios to Average Net Assets F, H
Expenses before reductions	.67%A	.66%	.65%	.68%	.68%	.71%
Expenses net of fee waivers, if any	.67%A	.66%	.65%	.68%	.68%	.71%
Expenses net of all reductions	.67%A	.65%	.65%	.68%	.68%	.71%
Net investment income (loss)	2.59%A	2.61%	2.63%	3.12%	3.09%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 108	$ 131	$ 115	$ 113	$ 106
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.135	.273	.280	.319	.320	.328
Net realized and unrealized gain (loss)	.301	(.460)	.203	.436	(.087)	.481
Total from investment operations	.436	(.187)	.483	.755	.233	.809
Distributions from net investment income	(.135)	(.272)	(.276)	(.323)	(.320)	(.329)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.136)	(.293)	(.283)	(.335)	(.363)	(.329)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.47	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16
Total ReturnB, C, D	4.31%	(1.77)%	4.66%	7.67%	2.28%	8.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.64%A	.64%	.65%	.67%	.66%	.69%
Expenses net of fee waivers, if any	.64%A	.64%	.65%	.67%	.66%	.69%
Expenses net of all reductions	.64%A	.64%	.64%	.67%	.65%	.68%
Net investment income (loss)	2.62%A	2.62%	2.64%	3.14%	3.11%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 17	$ 20	$ 18	$ 13	$ 12
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.102	.207	.213	.254	.252	.261
Net realized and unrealized gain (loss)	.302	(.460)	.213	.435	(.087)	.481
Total from investment operations	.404	(.253)	.426	.689	.165	.742
Distributions from net investment income	(.103)	(.206)	(.209)	(.257)	(.252)	(.262)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.104)	(.227)	(.216)	(.269)	(.295)	(.262)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.48	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total ReturnB, C, D	3.98%	(2.39)%	4.10%	6.98%	1.60%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of fee waivers, if any	1.28%A	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of all reductions	1.28%A	1.27%	1.28%	1.31%	1.31%	1.35%
Net investment income (loss)	1.98%A	1.99%	2.01%	2.49%	2.46%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 3	$ 4	$ 3
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.093	.191	.197	.240	.240	.252
Net realized and unrealized gain (loss)	.302	(.460)	.203	.435	(.078)	.480
Total from investment operations	.395	(.269)	.400	.675	.162	.732
Distributions from net investment income	(.094)	(.190)	(.193)	(.243)	(.239)	(.252)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.095)	(.211)	(.200)	(.255)	(.282)	(.252)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.48	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16
Total ReturnB, C, D	3.89%	(2.54)%	3.84%	6.82%	1.58%	7.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45%A	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of fee waivers, if any	1.45%A	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of all reductions	1.44%A	1.43%	1.43%	1.45%	1.44%	1.45%
Net investment income (loss)	1.81%A	1.83%	1.86%	2.35%	2.33%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 62	$ 81	$ 65	$ 64	$ 49
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Income from Investment Operations
Net investment income (loss) D	.148	.301	.309	.347	.347	.355
Net realized and unrealized gain (loss)	.302	(.459)	.203	.435	(.077)	.472
Total from investment operations	.450	(.158)	.512	.782	.270	.827
Distributions from net investment income	(.149)	(.301)	(.305)	(.350)	(.347)	(.357)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.150)	(.322)	(.312)	(.362)	(.390)	(.357)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.47	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15
Total ReturnB, C	4.45%	(1.50)%	4.95%	7.96%	2.65%	8.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%A	.37%	.37%	.40%	.39%	.41%
Expenses net of fee waivers, if any	.37%A	.37%	.37%	.40%	.39%	.41%
Expenses net of all reductions	.37%A	.37%	.37%	.40%	.39%	.41%
Net investment income (loss)	2.88%A	2.89%	2.92%	3.41%	3.38%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 4,168	$ 3,890	$ 4,571	$ 4,003	$ 3,807	$ 3,775
Portfolio turnover rateF	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Income from Investment Operations
Net investment income (loss) D	.146	.295	.305	.343	.341	.351
Net realized and unrealized gain (loss)	.302	(.459)	.212	.435	(.087)	.481
Total from investment operations	.448	(.164)	.517	.778	.254	.832
Distributions from net investment income	(.147)	(.295)	(.300)	(.346)	(.341)	(.352)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.148)	(.316)	(.307)	(.358)	(.384)	(.352)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.49	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17
Total ReturnB, C	4.41%	(1.55)%	4.99%	7.91%	2.49%	8.69%
Ratios to Average Net Assets E, G
Expenses before reductions	.42%A	.42%	.42%	.44%	.46%	.47%
Expenses net of fee waivers, if any	.42%A	.42%	.42%	.44%	.46%	.47%
Expenses net of all reductions	.42%A	.42%	.41%	.44%	.46%	.46%
Net investment income (loss)	2.84%A	2.84%	2.87%	3.37%	3.31%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 529	$ 468	$ 327	$ 274	$ 277	$ 660
Portfolio turnover rateF	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 248,317
Gross unrealized depreciation	(18,947)
Net unrealized appreciation (depreciation) on securities and other investments	$ 229,370

Tax cost	$ 4,437,095

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $290,474 and $393,446, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 136	$ 7
Class T	-%	.25%	21	-*
Class B	.65%	.25%	10	7
Class C	.75%	.25%	301	33
			$ 468	$ 47

* Amount represents one hundred and seventy-six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	1
Class C*	5
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 71.13
Class T	9.10
Class B	1.09
Class C	45.15
Intermediate Municipal Income	1,733.09
Institutional Class	331.13
	$ 2,190

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $24 and $23, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 1,404	$ 3,227
Class T	224	487
Class B	23	53
Class C	545	1,361
Intermediate Municipal Income	57,729	124,670
Institutional Class	7,069	11,019
Total	$ 66,994	$ 140,817

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended June 30, 2014	Year ended December 31, 2013
From net realized gain
Class A	$ 10	$ 228
Class T	2	36
Class B	-*	5
Class C	6	134
Intermediate Municipal Income	381	8,232
Institutional Class	47	914
Total	$ 446	$ 9,549

* Amount represents two hundred and twenty-nine dollars.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	1,616	3,537	$ 16,785	$ 37,027
Reinvestment of distributions	116	253	1,209	2,624
Shares redeemed	(1,881)	(5,475)	(19,526)	(56,761)
Net increase (decrease)	(149)	(1,685)	$ (1,532)	$ (17,110)
Class T
Shares sold	56	310	$ 580	$ 3,225
Reinvestment of distributions	13	31	140	327
Shares redeemed	(108)	(540)	(1,119)	(5,587)
Net increase (decrease)	(39)	(199)	$ (399)	$ (2,035)
Class B
Shares sold	-*	9	$ 4	$ 87
Reinvestment of distributions	1	3	14	35
Shares redeemed	(27)	(55)	(284)	(575)
Net increase (decrease)	(26)	(43)	$ (266)	$ (453)
Class C
Shares sold	300	1,275	$ 3,124	$ 13,390
Reinvestment of distributions	41	109	429	1,132
Shares redeemed	(821)	(2,944)	(8,523)	(30,524)
Net increase (decrease)	(480)	(1,560)	$ (4,970)	$ (16,002)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Intermediate Municipal Income
Shares sold	50,512	99,199	$ 524,145	$ 1,034,458
Reinvestment of distributions	3,904	9,109	40,581	94,590
Shares redeemed	(38,730)	(155,042)	(401,135)	(1,605,581)
Net increase (decrease)	15,686	(46,734)	$ 163,591	$ (476,533)
Institutional Class
Shares sold	8,827	32,134	$ 91,661	$ 334,547
Reinvestment of distributions	487	726	5,074	7,515
Shares redeemed	(4,825)	(17,606)	(50,091)	(182,338)
Net increase (decrease)	4,489	15,254	$ 46,644	$ 159,724

* Amount represents two hundred and eighty-four shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIMI-USAN-0814
1.820146.108

Fidelity®

Intermediate Municipal Income

Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	.67%
Actual		$ 1,000.00	$ 1,042.90	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Class T	.64%
Actual		$ 1,000.00	$ 1,043.10	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Class B	1.28%
Actual		$ 1,000.00	$ 1,039.80	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class C	1.45%
Actual		$ 1,000.00	$ 1,038.90	$ 7.33
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Intermediate Municipal Income	.37%
Actual		$ 1,000.00	$ 1,044.50	$ 1.88
HypotheticalA		$ 1,000.00	$ 1,022.96	$ 1.86
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,044.10	$ 2.13
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.7	14.8
California	11.0	13.7
Texas	9.4	8.8
Florida	8.8	8.8
New York	7.9	9.3
Top Five Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.7	31.9
Health Care	15.9	16.3
Transportation	10.1	8.8
Special Tax	9.4	10.8
Electric Utilities	8.7	9.6
Weighted Average Maturity as of June 30, 2014
		6 months ago
Years	4.8	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	5.0	5.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
AAA 6.8%	AAA 9.0%
AA,A 72.2%	AA,A 76.0%
BBB 8.2%	BBB 7.9%
BB and Below 0.9%	BB and Below 0.7%
Not Rated 2.0%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 9.9%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,564
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,034
5.5% 1/1/22	2,300	2,339
		6,937
Arizona - 1.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,674
5% 10/1/17 (FSA Insured)	10,000	11,318
5% 10/1/18 (FSA Insured)	2,500	2,892
5.25% 10/1/20 (FSA Insured)	6,695	7,795
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,722
6% 1/1/27	1,400	1,591
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	17,280
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,384
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,409
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,690
5% 7/1/20	2,550	2,669
5% 7/1/21	1,505	1,575
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,250
Series 2011 C, 5% 7/1/21	1,000	1,199
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,500
5% 7/1/18	7,665	8,872
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.48%, tender 8/1/14 (c)(f)	4,700	4,700
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,250	2,663
5% 7/1/25	2,000	2,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/22	$ 500	$ 594
5% 7/1/23	1,100	1,290
		91,356
California - 11.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,972
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,574
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,811
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,580
5% 12/1/29	4,865	5,573
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	6,840
Series 2004 A:
5% 7/1/15	4,775	4,793
5.25% 7/1/14	3,900	3,900
Series 2009 A:
5% 7/1/15	8,990	9,024
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,210
5% 7/1/18	4,510	5,238
5.25% 7/1/14	3,445	3,445
5.25% 7/1/14 (Escrowed to Maturity)	2,995	2,995
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,703
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,188
5% 3/1/26	2,200	2,354
5% 6/1/27 (AMBAC Insured)	1,800	1,837
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	16,101
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,545
6% 3/1/33	12,375	15,175
6% 4/1/38	7,500	8,851
6% 11/1/39	35,800	42,981
6.5% 4/1/33	150	183
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	$ 2,400	$ 2,501
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	123
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	6,536
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,675
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,000
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,100
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (c)	4,500	4,535
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	5,972
Series 2011 D, 5% 8/15/35	3,000	3,299
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,403
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,445
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	5,123
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,179
5% 11/1/24	1,000	1,169
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,667
5.25% 10/1/25	4,000	4,644
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,437
Series 2012 A:
5% 4/1/22	2,100	2,507
5% 4/1/23	5,000	5,879
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,864
5% 12/1/21	2,500	2,991
Series 2005 K, 5% 11/1/16	7,195	7,627
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,079
Series 2009 G1, 5.75% 10/1/30	2,100	2,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 I, 6.125% 11/1/29	$ 1,300	$ 1,552
Series 2010 A, 5.75% 3/1/30	4,100	4,759
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,016
Series 2009 A:
5.75% 11/1/25	5,000	5,884
5.75% 11/1/28	5,000	5,917
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,100
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	691
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.471%, tender 12/12/15 (c)	14,800	14,815
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	7,877
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,063
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,574
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,606
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,799
Series 2010 C, 5.25% 8/1/39	3,700	4,219
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,490
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,567
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,807
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,635
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.21%, tender 5/1/15 (c)	25,000	25,001
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,171
5% 7/1/23	3,800	4,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	$ 1,185	$ 1,383
5% 7/1/20	2,000	2,332
5% 7/1/21	1,500	1,741
5% 7/1/22	2,250	2,608
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,683
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,703
Series 2013, 6.25% 8/1/28	1,860	2,226
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,710
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (f)	5,000	5,868
Poway Unified School District Series B:
0% 8/1/36	12,950	4,694
0% 8/1/37	16,850	5,781
0% 8/1/38	4,650	1,509
0% 8/1/40	2,240	647
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	4,985	4,975
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,733
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	809
5.25% 7/1/21	700	816
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,266
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,285
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,460
5.25% 8/1/26	2,200	2,355
5.5% 8/1/20	2,000	2,261
Series 2009 B, 5% 8/1/18	7,355	8,145
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,321
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,822
5% 5/15/22	2,000	2,346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	$ 2,600	$ 1,045
0% 7/1/39	7,200	2,147
0% 7/1/46	20,405	4,190
0% 7/1/47	13,000	2,532
Series 2008 E, 0% 7/1/49	4,500	767
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,676
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,415
0% 8/1/37	2,000	688
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,372
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,677
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	403
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,605
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,211
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,120
Univ. of California Revs.:
Series 2007 K:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,469
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	774
Series 2009 O, 5.25% 5/15/39	1,900	2,169
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	5,082
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	3,985
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,087
		539,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.6%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	$ 1,000	$ 1,064
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,494
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	9,274
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,205	1,227
5% 11/15/14 (Escrowed to Maturity)	60	61
Series 2006 F:
5% 11/15/14	420	428
5% 11/15/14 (Escrowed to Maturity)	935	952
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,103
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,075
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,432
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,025
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,025
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,311
Series 2010 A:
0% 9/1/35	2,000	717
0% 9/1/37	3,000	960
0% 9/1/38	3,760	1,138
		31,286
Connecticut - 0.3%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(f)	4,700	4,736
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,575
Series 2013 A:
0.2% 3/1/15 (c)	3,200	3,199
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2013 A:
0.29% 3/1/16 (c)	$ 1,400	$ 1,401
0.4% 3/1/17 (c)	1,600	1,605
		14,516
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,938
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,096
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,746
		17,780
Florida - 8.8%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,591
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,378
Series 2012 A:
5% 7/1/21	5,380	6,390
5% 7/1/22	5,000	5,949
5% 7/1/25	5,635	6,439
5% 7/1/26	24,585	27,814
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,515
Series 2011 A1, 5% 6/1/18	2,000	2,280
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,440
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,491
5% 12/1/23	2,245	2,532
5% 12/1/24	2,365	2,662
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	2,100	2,106
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,202
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,803
Series 2009 D, 5% 6/1/21	2,780	3,271
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Series 2011 C:
5% 6/1/20	$ 12,380	$ 14,683
5% 6/1/22	10,000	12,020
Series 2011 E, 5% 6/1/24	5,000	5,939
Series A, 5.5% 6/1/38	1,800	2,038
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,700
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,625
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,228
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,835
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,017
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,342
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,943
5% 11/15/18	2,000	2,309
Series 2008 B, 6% 11/15/37	12,000	13,727
Series B:
5% 11/15/17	1,050	1,116
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	160
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,745
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,803
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,142
5% 9/1/22	2,270	2,616
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,728
5% 10/1/23	5,320	6,266
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,397
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,009
Lake County School Board Ctfs. of Prtn.:
Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn.: - continued
Series 2014 A:
5% 6/1/25 (FSA Insured) (b)	$ 1,000	$ 1,154
5% 6/1/26 (FSA Insured) (b)	1,800	2,058
5% 6/1/28 (FSA Insured) (b)	500	565
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23 (Pre-Refunded to 6/1/15 @ 100)	3,330	3,484
5.25% 6/1/24 (Pre-Refunded to 6/1/15 @ 100)	3,750	3,923
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,140
5% 11/15/22	500	572
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,127
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,727
Series 2012 A:
5% 10/1/22 (f)	3,000	3,485
5% 10/1/24 (f)	10,000	11,264
5% 10/1/24	2,165	2,481
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,582
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,448
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,673
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,073
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,711
5% 8/1/15 (AMBAC Insured)	5,990	6,296
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,470
5% 7/1/42	1,675	1,806
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,283
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	8,241
5.75% 10/1/43	1,850	1,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	$ 4,520	$ 5,228
Series 2012 A, 5% 10/1/42	12,650	13,017
Series 2012 B, 5% 10/1/42	5,200	5,351
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,887
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,853
Orange County School Board Ctfs. of Prtn. Series 2012 B, 5% 8/1/26	4,000	4,524
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,365
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,773
5% 10/1/20	3,500	4,186
Series 2012 A:
5% 10/1/23	1,700	2,069
5% 10/1/25	900	1,104
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/25	3,200	3,809
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,588
Series 2011, 5% 10/1/24	8,600	10,122
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,859
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,472
Series 2013 A:
5% 7/1/25	2,000	2,279
5% 7/1/27	4,255	4,796
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,982
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,270
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,758
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (f)	5,965	6,692
5% 10/1/18 (FSA Insured) (f)	10,515	11,907
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/19 (FSA Insured) (f)	$ 5,965	$ 6,797
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,114
		428,713
Georgia - 3.2%
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,066
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,177
6.125% 9/1/40	7,190	7,563
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,743
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,163
5% 11/1/18	6,000	6,796
5% 11/1/19	3,000	3,443
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,586
5.25% 1/1/20	1,625	1,925
Series 2008 D, 5.75% 1/1/19	11,500	13,442
Series 2009 B, 5% 1/1/16	2,500	2,672
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	15	15
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	955	1,021
Series 2011 A, 5% 1/1/21	9,000	10,613
Series GG:
5% 1/1/22	3,000	3,550
5% 1/1/24	3,625	4,227
5% 1/1/25	1,250	1,442
5% 1/1/26	5,000	5,725
Georgia Muni. Gas Auth. Rev. (Gas Portfolio lll Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,668
Series Q, 5% 10/1/22	2,000	2,335
Series S:
5% 10/1/22	1,275	1,488
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio lll Proj.): - continued
Series S:
5% 10/1/24	$ 2,425	$ 2,775
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	721
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.31%, tender 9/1/14 (c)	15,500	15,501
Third Series 2009 A, 5.25% 7/1/36	11,600	13,095
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	20,100	20,100
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,695
		157,547
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (f)	4,995	5,230
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,214
		9,444
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,144
6.75% 11/1/37	2,600	3,004
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,820
		7,968
Illinois - 14.7%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,118
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	967
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,738
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,955
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,579
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,733
Series 2010 F, 5% 12/1/31	20,000	20,618
Series 2011 A, 5.5% 12/1/39	5,900	6,204
Series 2012 A, 5% 12/1/42	14,300	14,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,600	$ 2,017
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,996
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350	4,282
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	14,841
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2006 A, 5% 1/1/23 (FSA Insured)	10,975	11,514
Series 2008 C, 5% 1/1/34	1,300	1,320
Series 2009 A:
5% 1/1/22	2,930	3,217
5% 1/1/27 (FSA Insured)	3,900	4,144
Series 2012 A:
5% 1/1/33	4,525	4,697
5% 1/1/34	2,090	2,141
Series 2012 C:
5% 1/1/23	1,000	1,114
5% 1/1/25	1,000	1,086
5.25% 1/1/29	12,100	13,116
5.25% 1/1/30	17,000	18,358
Chicago Midway Arpt. Rev. Series 2014 B:
5% 1/1/19	350	403
5% 1/1/22	1,000	1,170
5% 1/1/24	3,330	3,898
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,061
Series 2010 D:
5.25% 1/1/18 (f)	750	851
5.25% 1/1/19 (f)	5,125	5,914
Series 2011 B, 5% 1/1/20	4,430	5,184
Series 2011 C, 6.5% 1/1/41	14,475	17,378
Series 2012 A, 5% 1/1/22	1,750	2,067
Series 2012 B, 5% 1/1/22 (f)	7,000	8,060
Chicago Park District Gen. Oblig.:
Series 2010 C:
5% 1/1/22	3,155	3,613
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series 2010 C:
5% 1/1/23	$ 3,400	$ 3,863
5% 1/1/24	2,000	2,257
5.25% 1/1/37	3,385	3,651
5.25% 1/1/40	1,575	1,690
Series 2014 D, 4% 1/1/19 (b)	2,000	2,172
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,576
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,824
5% 6/1/19 (AMBAC Insured)	3,705	4,032
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	827
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,473
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,636
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,143
5% 12/15/24	1,000	1,135
Series 2012 C, 5% 12/15/25	2,120	2,389
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,121
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	611
Series 2010 A, 5.25% 11/15/24	17,925	20,202
Series 2010 G, 5% 11/15/25	2,940	3,251
Series 2011 A, 5.25% 11/15/24	1,500	1,717
Series 2012 C:
5% 11/15/22	2,000	2,324
5% 11/15/23	4,980	5,736
5% 11/15/24	18,655	21,338
5% 11/15/25	620	703
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,929
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,583
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,255	$ 3,509
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,555
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	23,132
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,525
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,481
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/14	2,290	2,310
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	3,022
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,584
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,944
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,210
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,613
5% 5/15/19	3,940	4,563
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,386
6.25% 5/1/21	6,395	7,409
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,281
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,655	16,030
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,544
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,340
Series 2008 A, 5.625% 1/1/37	21,035	22,644
Series 2009 A, 7.25% 11/1/38	5,865	6,898
Series 2009:
6.875% 8/15/38	325	360
7% 8/15/44	12,915	14,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2010 A:
5.5% 8/15/24	$ 2,110	$ 2,319
5.75% 8/15/29	1,440	1,575
Series 2010, 5.25% 8/15/36	675	717
Series 2012 A, 5% 5/15/23	1,480	1,619
Series 2012:
5% 9/1/32	8,100	8,492
5% 9/1/38	10,910	11,211
5% 11/15/43	3,265	3,348
Series 2013:
5% 11/15/26	2,675	2,925
5% 11/15/29	805	872
5% 5/15/43	7,800	7,776
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,320
Series 2006:
5% 1/1/18	9,600	10,695
5% 1/1/19	3,200	3,592
Series 2007 B, 5% 1/1/15	1,150	1,177
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,388
Series 2012 A, 5% 1/1/33	3,600	3,793
Series 2012:
5% 8/1/19	4,475	5,055
5% 3/1/20	3,280	3,692
5% 3/1/21	2,750	3,094
5% 8/1/21	1,600	1,804
5% 3/1/22	5,000	5,600
5% 8/1/22	6,600	7,395
5% 8/1/23	3,400	3,802
Series 2013, 5.5% 7/1/38	4,000	4,352
Series 2014, 5.25% 2/1/31	8,000	8,696
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,255
5% 6/15/16	10,000	10,891
Series 2013, 5% 6/15/25	13,360	15,626
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	$ 31,840	$ 34,800
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,421
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,127
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,718
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,651
0% 12/1/18 (Escrowed to Maturity)	595	565
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	856
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,242
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,281
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/14 (FSA Insured)	5,180	5,155
0% 12/1/15 (FSA Insured)	3,810	3,743
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,608
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,216
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,746
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	5,005
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	3,540
0% 6/15/44 (FSA Insured)	37,400	7,945
0% 6/15/46 (FSA Insured)	4,730	895
0% 6/15/47 (FSA Insured)	3,755	670
Series 2012 B, 0% 12/15/51	48,500	6,546
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/16 (Escrowed to Maturity)	$ 1,050	$ 1,042
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,443
0% 6/15/17 (Escrowed to Maturity)	1,175	1,151
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,974
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,122
5% 10/1/19	1,475	1,665
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	3,040
Series 2013:
6% 10/1/42	3,900	4,344
6.25% 10/1/38	3,900	4,440
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,285	1,283
0% 11/1/16 (Escrowed to Maturity)	995	985
0% 11/1/16 (FSA Insured)	3,005	2,942
0% 11/1/17 (FSA Insured)	1,300	1,244
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	998
		718,970
Indiana - 2.7%
Carmel High School Bldg. Corp. Series 2005, 5% 7/10/14 (FSA Insured)	1,215	1,216
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,479
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,403
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,101
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,760
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,063
5.25% 7/15/16 (FSA Insured)	2,095	2,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,380	$ 14,003
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	1,650	1,733
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 0.4%, tender 9/2/14 (c)(f)	7,000	7,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,588
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,568
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,456
5% 12/1/17	855	969
Series 2012:
5% 3/1/22	1,000	1,148
5% 3/1/23	1,000	1,136
5% 3/1/30	1,050	1,133
5% 3/1/41	5,310	5,540
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,435
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	5,900	6,020
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,157
5% 1/1/25	1,000	1,144
5% 1/1/26	2,745	3,103
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,169
Indiana State Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,506
Series 2011 A, 5.25% 10/1/24	4,025	4,705
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,886
0% 12/1/17 (AMBAC Insured)	1,470	1,403
0% 6/1/18 (AMBAC Insured)	1,740	1,631
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,687
5% 10/1/21	5,500	6,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	$ 1,455	$ 1,589
5% 7/15/22	1,000	1,170
5% 7/15/23	2,700	3,146
5% 7/15/24	4,185	4,831
5% 7/15/25	4,330	4,946
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,610
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,379
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,527
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,542
		132,591
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,872
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	333
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,242
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,103
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,556
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,508
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,721
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,184
5% 9/1/24	4,415	5,060
Series 2012 B, 5% 9/1/24	1,500	1,720
		21,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 1.7%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	$ 1,290	$ 1,322
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,021
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,257
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,151
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.4%, tender 9/2/14 (c)(f)	5,000	5,000
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,461
(#90 Proj.) 5.75% 11/1/23	12,000	14,157
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	2,755
5.75% 10/1/38	6,430	7,171
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	27,679
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (c)	3,050	3,042
		81,016
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.576%, tender 5/1/17 (c)	30,000	30,152
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,938
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,000
5% 7/1/15	2,740	2,869
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,452
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2012, 5% 12/1/20	$ 3,200	$ 3,579
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,518
		67,347
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,610
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,270
Series 2009, 6% 7/1/38	1,800	2,101
		8,981
Maryland - 1.2%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,770
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,000
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,334
5% 7/1/18	2,500	2,865
Series 2010, 5.125% 7/1/39	3,600	3,802
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,095	1,144
Bonds:
Series 2012 C, 0.931%, tender 11/15/17 (c)	14,800	14,996
Series 2013 A:
0.681%, tender 5/15/18 (c)	5,800	5,852
0.701%, tender 5/15/18 (c)	8,400	8,480
Series 2010, 5.625% 7/1/30	2,400	2,481
Series 2013 A:
5% 7/1/24	1,245	1,403
5% 7/1/25	1,060	1,184
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/16	1,665	1,792
		58,103
Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	$ 1,840	$ 2,098
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (c)	7,100	7,089
Series 2013 A, 6.25% 11/15/28	5,000	5,431
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,767
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,772
5.25% 8/1/24	4,000	4,489
Series 2011 A, 5% 4/1/23	10,000	11,808
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,125
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,657
5% 7/1/21	4,700	5,440
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (c)	7,000	7,311
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (f)	4,040	4,043
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,582
		84,628
Michigan - 2.4%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,698
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,009
Series 2006 D, 0.753% 7/1/32 (c)	5,520	4,374
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,600
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,242
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,313
5% 12/1/15	665	701
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,137
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A: - continued
5% 11/15/21	$ 650	$ 756
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,728
5% 6/1/27	2,300	2,424
5% 6/1/39	4,930	4,930
Series 2012 B, 5% 7/1/22	2,900	3,158
Series 2012:
5% 11/15/36	7,100	7,471
5% 11/15/42	1,560	1,626
Series 2013:
5% 8/15/28	5,585	6,026
5% 8/15/29	2,000	2,153
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,314
5% 12/1/26	980	1,066
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,763
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,361
Series 2014 D:
5% 9/1/22	1,000	1,175
5% 9/1/24	2,000	2,317
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (c)	36,500	36,508
		117,015
Minnesota - 0.6%
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,151
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,783
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,390
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,714
5% 1/1/20	4,500	5,204
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	335	345
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	$ 1,540	$ 1,741
5.5% 7/1/18	1,400	1,618
		26,946
Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (c)	3,880	3,883
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,116
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	920	1,031
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,190
		5,708
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,894
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,781
		5,675
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2013 C1, 2.5% 7/1/15 (f)	14,900	15,231
Series 2013 C2, 2% 7/1/14	10,300	10,300
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,838
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B, 5% 7/1/14	1,000	1,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,184
5% 6/1/23	2,000	2,358
5% 6/1/24	2,000	2,338
5% 6/1/25	1,050	1,218
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.: - continued
Series 2013 D1, 5% 3/1/25	$ 2,825	$ 3,331
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,003
		46,476
New Hampshire - 0.4%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,748
Series 2012:
4% 7/1/22	1,350	1,389
5% 7/1/26	1,280	1,389
Series 2013 A, 5% 10/1/43	2,430	2,541
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,669
5% 2/1/23	2,215	2,597
5% 2/1/24	1,775	2,064
		17,397
New Jersey - 3.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,472
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,450
5.25% 6/15/21	4,500	5,207
5.25% 6/15/22	10,585	12,113
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.25% 3/1/15 (Escrowed to Maturity)	3,000	3,101
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	6,719
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,551
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,737
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,341
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	4,700	4,858
Series 2012 G, 0.64% 2/1/15 (c)	8,800	8,803
Series 2012 II, 5% 3/1/21	7,600	8,764
Series 2013 I, 5.5% 9/1/19	4,385	5,139
Series 2013:
5% 3/1/23	9,300	10,755
5% 3/1/24	12,800	14,572
5% 3/1/25	1,400	1,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	$ 3,800	$ 4,434
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,953
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.81%, tender 12/22/14 (c)	17,100	17,115
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,230	2,314
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,544
Series 2012 AA:
5% 6/15/23	7,500	8,640
5% 6/15/24	12,000	13,695
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,033
		158,888
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,402
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,217
4% 9/1/16	3,000	3,227
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,233
		40,079
New York - 7.4%
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,800
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,223
5.75% 7/1/40	1,000	1,118
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,949
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	465
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	135	136
Series 2005 F1, 5.25% 9/1/14	3,465	3,495
Series 2005 G, 5% 8/1/14	6,500	6,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2010 C, 5% 8/1/14	$ 10,000	$ 10,041
Series 2012 F, 5% 8/1/24	5,000	5,794
Series J7, 0.53% 8/1/21 (c)	4,000	4,005
Series J8, 0.44% 8/1/21 (c)	4,900	4,901
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,551
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	896
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	5,051
Series 2009 S2, 6% 7/15/38	7,000	8,189
Series 2009 S3:
5.25% 1/15/34	17,500	19,534
5.25% 1/15/39	2,600	2,857
Series 2009 S4, 5.75% 1/15/39	6,400	7,283
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,604
5% 2/1/21	3,510	4,173
Series 2010 B, 5% 11/1/20	37,195	43,732
Series 2010 D, 5% 11/1/15 (Escrowed to Maturity)	155	165
Series 2012 A, 5% 11/1/21	5,460	6,559
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,736
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,019
Series 2009 A, 5% 3/15/19	11,040	12,918
Series A:
5% 2/15/19	1,000	1,167
5% 2/15/20	3,000	3,540
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	700	759
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,300
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,055
Series 2009 A:
5% 7/1/20	5,000	5,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2009 A:
5% 7/1/21	$ 12,335	$ 14,289
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,701
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 B, 0.29%, tender 11/1/14 (c)	7,000	7,000
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.521%, tender 11/1/14 (c)	7,900	7,901
Series 2012 G2, 0.631%, tender 11/1/15 (c)	15,400	15,435
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,383
Series 2005 C, 5.25% 11/15/14	1,000	1,019
Series 2008 C, 6.5% 11/15/28	11,300	13,385
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (Pre-Refunded to 7/1/15 @ 100)	5,000	5,254
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,395
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,503
Series 2011 A, 5% 4/1/19	2,000	2,323
Series 2011 A1, 5% 4/1/20	2,220	2,615
Series 2011 A2, 5% 4/1/21	2,000	2,373
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	8,997
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	17,000	18,484
Series 2013 B, 5% 6/1/21	4,000	4,336
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,612
5% 11/15/24	4,000	4,786
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	5,400	5,765
		361,903
North Carolina - 1.2%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,502
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,669
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B:
5% 1/1/15	$ 1,250	$ 1,279
5% 1/1/16	3,000	3,206
5% 1/1/20	2,110	2,401
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,420
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,454
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,941
5% 6/1/22	4,000	4,568
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,886
Series 2012 A:
5% 1/1/19	10,475	12,107
5% 1/1/20	2,000	2,332
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.551%, tender 12/1/15 (c)	12,900	12,921
		57,686
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,000
Ohio - 2.0%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,340
5% 2/15/23	2,175	2,516
Series 2012:
5% 2/15/21	1,500	1,757
5% 2/15/24	2,000	2,294
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,920
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,506
5% 6/1/17	3,780	4,119
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,440
5% 1/1/27	1,500	1,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	$ 1,435	$ 1,491
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,695
5% 6/15/26	2,590	2,801
5% 6/15/27	2,720	2,929
5% 6/15/28	2,855	3,030
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,466
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,042
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,677
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,611
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,801
5% 10/1/22	2,000	2,321
5% 10/1/23	3,000	3,465
Ohio Gen. Oblig. (Common Schools Proj.) Series 2010 B, 4% 9/15/15	2,830	2,959
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,266
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,504
Series 2013 A2, 0.36% 1/1/16 (c)	1,615	1,614
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	6,738
5% 12/1/14 (Escrowed to Maturity)	395	403
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	3,304
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,381
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,688
		97,795
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	$ 1,050	$ 1,068
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,282
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,633
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,574
5% 2/15/42	7,185	7,542
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,524
5% 1/1/22 (FSA Insured)	12,455	13,936
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,296
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006, 5% 12/15/14	850	869
		36,724
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,504
Pennsylvania - 4.7%
Annville-Cleona School District:
5.5% 3/1/23	375	385
5.5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	925	958
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(FirstEnergy Generation Proj.) Series 2006 A, 3.5%, tender 6/1/20 (c)	18,000	18,196
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	6,900	7,042
(FirstEnergy Nuclear Generation Proj.) Series 2006 B, 3.5%, tender 6/1/20 (c)	21,000	21,229
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,874
Easton Area School District Series 2005, 7.5% 4/1/21 (Pre-Refunded to 4/1/16 @ 100)	2,150	2,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	$ 8,000	$ 9,081
5% 7/1/22	6,000	6,533
5% 1/1/23	3,000	3,195
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,111
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (Pre-Refunded to 12/1/15 @ 100)	1,800	1,929
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,627
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,851
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,624
Series 2009 A, 5% 6/1/17	2,925	3,247
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,543
5% 3/1/22	2,000	2,278
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2013, 0.45%, tender 8/1/14 (c)(f)	11,100	11,101
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,953
Series 2011, 5% 7/1/21	2,100	2,515
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,425
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	15,805
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,278
Series 2009 B, 5% 12/1/16	12,500	13,796
Series 2013 A, 0.66% 12/1/17 (c)	7,600	7,636
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,157
0% 12/1/33 (a)	1,250	1,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 1,725	$ 1,731
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,021
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	2,922
Tenth Series 1998, 5% 7/1/15	1,895	1,968
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,845
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	727
Series 2010 C:
5% 9/1/20	14,000	16,055
5% 9/1/21	6,000	6,796
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,165
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,005
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,924
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,736
5% 9/1/20 (FSA Insured)	1,000	1,164
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,310
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,080
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,286
5% 4/1/24	1,365	1,533
Wilson School District Series 2007, 5.25% 6/1/24 (Pre-Refunded to 12/1/15 @ 100)	3,960	4,240
		229,414
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	3,000	2,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 2013 A, 7% 7/1/43	$ 6,000	$ 2,818
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	4,382
		9,517
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	637
South Carolina - 1.0%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,450
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	798
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,209
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,100
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,361
Series 2011 B, 5% 12/1/20	2,275	2,691
Series 2012 B, 5% 12/1/19	7,200	8,456
Series 2012 C, 5% 12/1/20	7,500	8,867
Series 2013 E, 5.5% 12/1/53	2,500	2,748
Series 2014 A, 5.5% 12/1/54 (b)	15,000	16,427
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	4,059
		51,166
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	414
5.25% 11/1/18	1,000	1,169
		1,583
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,844
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (f)	5,000	5,898
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	$ 1,600	$ 1,600
4.75% 7/1/15	3,560	3,720
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,464
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,300	1,349
		21,875
Texas - 9.4%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,980
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,514
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,091
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,831
6% 1/1/18	1,000	1,081
6% 1/1/19	1,335	1,438
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,785
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,841
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,356
5% 11/15/17	1,375	1,566
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,195
5.25% 2/15/42	6,000	6,493
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,384
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,235
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,269
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,621
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	6,700	7,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	$ 5,000	$ 5,311
5% 11/1/16	3,000	3,313
5% 11/1/19	1,000	1,172
5% 11/1/21	1,500	1,653
Series 2014 B:
5% 11/1/26 (f)	3,005	3,351
5% 11/1/27 (f)	1,280	1,414
5% 11/1/28 (f)	2,845	3,121
5% 11/1/30 (f)	5,435	5,880
5% 11/1/31 (f)	11,485	12,367
5% 11/1/32 (f)	14,530	15,592
5% 11/1/33 (f)	10,000	10,687
5% 11/1/34 (f)	2,365	2,519
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,525
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,088
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,996
Gainesville Independent School District:
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	845	914
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	190	205
Grand Parkway Trans. Corp.:
Series 2013 B, 5.5% 4/1/53	5,900	6,407
Series 2013 C, 5.125% 10/1/43	2,500	2,664
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,069
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,248
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,523
Bonds Series 2012 B, 0.65%, tender 8/15/15 (c)	11,800	11,806
Series 2012 A, 0.49% 8/15/15 (c)	1,400	1,401
Series 2012 C:
5% 8/15/24	1,075	1,249
5% 8/15/25	3,860	4,442
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,041
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (f)	$ 8,000	$ 9,310
Series 2012 A, 5% 7/1/23 (f)	2,400	2,759
Series A, 5.5% 7/1/39	6,000	6,830
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	6,351
0% 8/15/15	2,000	1,991
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (c)	10,300	10,305
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,838
Humble Independent School District Series 2000:
0% 2/15/16	1,250	1,246
0% 2/15/17	1,400	1,383
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,029
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	995
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,633
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,583
Lower Colorado River Auth. Rev.:
5% 5/15/15	2,470	2,572
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	300
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	79
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,392
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,206
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,290
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,569
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	1,000	1,006
5.5% 8/15/26	725	728
5.5% 8/15/26 (Pre-Refunded to 8/15/14 @ 100)	500	503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	$ 2,520	$ 2,597
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,121
4% 12/15/24	1,825	1,984
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,126
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,474
Series 2011 A:
5.5% 9/1/41	10,155	11,548
6% 9/1/41	1,000	1,191
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,304
Pleasant Grove Independent School District:
5.25% 2/15/32	715	777
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	996
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,118
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	600
5.25% 2/15/37	1,465	1,541
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,407
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (f)	2,165	2,260
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,973
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,626
5% 9/15/24	7,490	8,713
5% 9/15/25	9,295	10,747
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,246
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,665
Snyder Independent School District 5.25% 2/15/26 (Pre-Refunded to 2/15/15 @ 100)	1,350	1,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	$ 3,045	$ 3,554
5% 10/1/20	2,180	2,548
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,742
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/14	2,005	2,041
5% 11/15/15	1,880	2,003
5.75% 11/15/24	4,700	5,404
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,169
5% 8/15/26	1,530	1,774
5% 8/15/28	1,620	1,854
5% 8/15/33	3,800	4,238
5.5% 9/1/43	5,350	5,669
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,906
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	4,170	4,518
Series 2011 A:
5% 8/1/19 (f)	1,545	1,813
5% 8/1/21 (f)	1,530	1,823
Series 2011 C:
5% 8/1/20 (f)	1,625	1,930
5% 8/1/21 (f)	1,460	1,739
5% 4/1/25	2,915	3,301
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	328
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	8,114
Texas Private Activity Bond Surface Trans. Corp.:
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,493
Series 2013, 7% 12/31/38 (f)	16,000	19,568
Texas Pub. Fin. Auth. Rev.:
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev.: - continued
Series 2014 B:
4% 7/1/17	$ 2,700	$ 2,936
4% 7/1/18	2,800	2,951
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	7,400	7,427
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22 (Pre-Refunded to 4/1/16 @ 100)	2,500	2,709
Series 2007:
5% 4/1/25	2,500	2,778
5% 4/1/26	3,245	3,604
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,129
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,024
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,119
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,559
Waller Independent School District:
5.5% 2/15/26	3,220	3,639
5.5% 2/15/33	4,160	4,603
5.5% 2/15/37	4,820	5,306
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,460
Wylie Independent School District:
0% 8/15/20	10	8
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	754
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,839
		457,318
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,584
5% 8/15/18	2,500	2,828
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,383
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,726
		16,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	$ 1,200	$ 1,215
5% 12/1/15 (FSA Insured)	1,000	1,051
		2,266
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/14	3,000	3,031
Virginia - 0.3%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,134
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,441
5% 6/15/29	1,425	1,558
5% 6/15/33	1,520	1,627
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (f)	7,600	7,786
		13,546
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,696
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,461
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	1,000	1,037
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,724
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,768
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,192
5% 1/1/23	1,000	1,189
5% 1/1/24	2,330	2,746
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,024
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,040
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.: - continued
Series 2009, 5.25% 1/1/42	$ 1,900	$ 2,075
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (f)	885	1,023
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,462
5% 12/1/19	1,385	1,609
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,208
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,634
5% 8/15/16	2,500	2,737
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,446
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,756
		71,645
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,086
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,500
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,815
		5,401
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,277
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,936
5.75% 7/1/30	2,000	2,219
Series 2013 B:
5% 7/1/25	1,000	1,109
5% 7/1/36	6,985	7,395
Series 2012:
5% 6/1/32	1,025	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012:
5% 8/15/32	$ 1,650	$ 1,784
5% 6/1/39	815	864
		17,694
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,031
TOTAL MUNICIPAL BONDS (Cost $4,139,707)		4,368,890
Municipal Notes - 0.9%

Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 10/30/14	8,255	8,290
New Jersey - 0.2%
New Jersey Bldg. Auth. State Bldg. Rev. BAN Series 2013, 3% 6/15/16	10,000	10,238
New York - 0.5%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	22,745	22,847
TOTAL MUNICIPAL NOTES (Cost $41,351)		41,375
Money Market Funds - 5.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (d)(e) (Cost $256,200)	256,200,000	256,200
TOTAL INVESTMENT PORTFOLIO - 95.5% (Cost $4,437,258)		4,666,465
NET OTHER ASSETS (LIABILITIES) - 4.5%		219,010
NET ASSETS - 100%		$ 4,885,475
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 5
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,410,265	$ -	$ 4,410,265	$ -
Money Market Funds	256,200	256,200	-	-
Total Investments in Securities:	$ 4,666,465	$ 256,200	$ 4,410,265	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	30.7%
Health Care	15.9%
Transportation	10.1%
Special Tax	9.4%
Electric Utilities	8.7%
Escrowed/Pre-Refunded	5.6%
Money Market Funds	5.2%
Others* (Individually Less Than 5%)	14.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,181,058)	$ 4,410,265
Fidelity Central Funds (cost $256,200)	256,200
Total Investments (cost $4,437,258)		$ 4,666,465
Cash		218,638
Receivable for fund shares sold		4,971
Interest receivable		52,249
Distributions receivable from Fidelity Central Funds		5
Other receivables		37
Total assets		4,942,365

Liabilities
Payable for investments purchased Regular delivery	$ 24,506
Delayed delivery	22,169
Payable for fund shares redeemed	4,635
Distributions payable	3,232
Accrued management fee	1,027
Distribution and service plan fees payable	77
Other affiliated payables	1,206
Other payables and accrued expenses	38
Total liabilities		56,890

Net Assets		$ 4,885,475
Net Assets consist of:
Paid in capital		$ 4,652,167
Undistributed net investment income		678
Accumulated undistributed net realized gain (loss) on investments		3,423
Net unrealized appreciation (depreciation) on investments		229,207
Net Assets		$ 4,885,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($110,005 ÷ 10,498 shares)	$ 10.48

Maximum offering price per share (100/96.00 of $10.48)	$ 10.92
Class T: Net Asset Value and redemption price per share ($17,383 ÷ 1,660 shares)	$ 10.47

Maximum offering price per share (100/96.00 of $10.47)	$ 10.91
Class B: Net Asset Value and offering price per share ($2,191 ÷ 209 shares)A	$ 10.48

Class C: Net Asset Value and offering price per share ($58,526 ÷ 5,583 shares)A	$ 10.48

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,168,460 ÷ 398,065 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($528,910 ÷ 50,430 shares)	$ 10.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Interest		$ 75,958
Income from Fidelity Central Funds		5
Total income		75,963

Expenses
Management fee	$ 6,171
Transfer agent fees	2,190
Distribution and service plan fees	468
Accounting fees and expenses	323
Custodian fees and expenses	29
Independent trustees' compensation	9
Registration fees	122
Audit	32
Legal	4
Miscellaneous	23
Total expenses before reductions	9,371
Expense reductions	(47)	9,324
Net investment income (loss)		66,639
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,844
Change in net unrealized appreciation (depreciation) on investment securities		131,155
Net gain (loss)		134,999
Net increase (decrease) in net assets resulting from operations		$ 201,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,639	$ 141,209
Net realized gain (loss)	3,844	10,075
Change in net unrealized appreciation (depreciation)	131,155	(234,929)
Net increase (decrease) in net assets resulting from operations	201,638	(83,645)
Distributions to shareholders from net investment income	(66,994)	(140,817)
Distributions to shareholders from net realized gain	(446)	(9,549)
Total distributions	(67,440)	(150,366)
Share transactions - net increase (decrease)	203,068	(352,409)
Redemption fees	15	80
Total increase (decrease) in net assets	337,281	(586,340)

Net Assets
Beginning of period	4,548,194	5,134,534
End of period (including undistributed net investment income of $678 and undistributed net investment income of $1,033, respectively)	$ 4,885,475	$ 4,548,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.133	.272	.279	.318	.318	.325
Net realized and unrealized gain (loss)	.302	(.460)	.213	.435	(.088)	.482
Total from investment operations	.435	(.188)	.492	.753	.230	.807
Distributions from net investment income	(.134)	(.271)	(.275)	(.321)	(.317)	(.327)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.135)	(.292)	(.282)	(.333)	(.360)	(.327)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.48	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total ReturnB, C, D	4.29%	(1.78)%	4.75%	7.65%	2.25%	8.43%
Ratios to Average Net Assets F, H
Expenses before reductions	.67%A	.66%	.65%	.68%	.68%	.71%
Expenses net of fee waivers, if any	.67%A	.66%	.65%	.68%	.68%	.71%
Expenses net of all reductions	.67%A	.65%	.65%	.68%	.68%	.71%
Net investment income (loss)	2.59%A	2.61%	2.63%	3.12%	3.09%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 108	$ 131	$ 115	$ 113	$ 106
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.135	.273	.280	.319	.320	.328
Net realized and unrealized gain (loss)	.301	(.460)	.203	.436	(.087)	.481
Total from investment operations	.436	(.187)	.483	.755	.233	.809
Distributions from net investment income	(.135)	(.272)	(.276)	(.323)	(.320)	(.329)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.136)	(.293)	(.283)	(.335)	(.363)	(.329)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.47	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.16
Total ReturnB, C, D	4.31%	(1.77)%	4.66%	7.67%	2.28%	8.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.64%A	.64%	.65%	.67%	.66%	.69%
Expenses net of fee waivers, if any	.64%A	.64%	.65%	.67%	.66%	.69%
Expenses net of all reductions	.64%A	.64%	.64%	.67%	.65%	.68%
Net investment income (loss)	2.62%A	2.62%	2.64%	3.14%	3.11%	3.28%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 17	$ 20	$ 18	$ 13	$ 12
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.102	.207	.213	.254	.252	.261
Net realized and unrealized gain (loss)	.302	(.460)	.213	.435	(.087)	.481
Total from investment operations	.404	(.253)	.426	.689	.165	.742
Distributions from net investment income	(.103)	(.206)	(.209)	(.257)	(.252)	(.262)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.104)	(.227)	(.216)	(.269)	(.295)	(.262)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.48	$ 10.18	$ 10.66	$ 10.45	$ 10.03	$ 10.16
Total ReturnB, C, D	3.98%	(2.39)%	4.10%	6.98%	1.60%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of fee waivers, if any	1.28%A	1.28%	1.28%	1.32%	1.32%	1.35%
Expenses net of all reductions	1.28%A	1.27%	1.28%	1.31%	1.31%	1.35%
Net investment income (loss)	1.98%A	1.99%	2.01%	2.49%	2.46%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 3	$ 3	$ 4	$ 3
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.093	.191	.197	.240	.240	.252
Net realized and unrealized gain (loss)	.302	(.460)	.203	.435	(.078)	.480
Total from investment operations	.395	(.269)	.400	.675	.162	.732
Distributions from net investment income	(.094)	(.190)	(.193)	(.243)	(.239)	(.252)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.095)	(.211)	(.200)	(.255)	(.282)	(.252)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.48	$ 10.18	$ 10.66	$ 10.46	$ 10.04	$ 10.16
Total ReturnB, C, D	3.89%	(2.54)%	3.84%	6.82%	1.58%	7.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45%A	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of fee waivers, if any	1.45%A	1.43%	1.43%	1.46%	1.44%	1.45%
Expenses net of all reductions	1.44%A	1.43%	1.43%	1.45%	1.44%	1.45%
Net investment income (loss)	1.81%A	1.83%	1.86%	2.35%	2.33%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 62	$ 81	$ 65	$ 64	$ 49
Portfolio turnover rateG	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Income from Investment Operations
Net investment income (loss) D	.148	.301	.309	.347	.347	.355
Net realized and unrealized gain (loss)	.302	(.459)	.203	.435	(.077)	.472
Total from investment operations	.450	(.158)	.512	.782	.270	.827
Distributions from net investment income	(.149)	(.301)	(.305)	(.350)	(.347)	(.357)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.150)	(.322)	(.312)	(.362)	(.390)	(.357)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.47	$ 10.17	$ 10.65	$ 10.45	$ 10.03	$ 10.15
Total ReturnB, C	4.45%	(1.50)%	4.95%	7.96%	2.65%	8.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%A	.37%	.37%	.40%	.39%	.41%
Expenses net of fee waivers, if any	.37%A	.37%	.37%	.40%	.39%	.41%
Expenses net of all reductions	.37%A	.37%	.37%	.40%	.39%	.41%
Net investment income (loss)	2.88%A	2.89%	2.92%	3.41%	3.38%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 4,168	$ 3,890	$ 4,571	$ 4,003	$ 3,807	$ 3,775
Portfolio turnover rateF	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Income from Investment Operations
Net investment income (loss) D	.146	.295	.305	.343	.341	.351
Net realized and unrealized gain (loss)	.302	(.459)	.212	.435	(.087)	.481
Total from investment operations	.448	(.164)	.517	.778	.254	.832
Distributions from net investment income	(.147)	(.295)	(.300)	(.346)	(.341)	(.352)
Distributions from net realized gain	(.001)	(.021)	(.007)	(.012)	(.043)	-
Total distributions	(.148)	(.316)	(.307)	(.358)	(.384)	(.352)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.49	$ 10.19	$ 10.67	$ 10.46	$ 10.04	$ 10.17
Total ReturnB, C	4.41%	(1.55)%	4.99%	7.91%	2.49%	8.69%
Ratios to Average Net Assets E, G
Expenses before reductions	.42%A	.42%	.42%	.44%	.46%	.47%
Expenses net of fee waivers, if any	.42%A	.42%	.42%	.44%	.46%	.47%
Expenses net of all reductions	.42%A	.42%	.41%	.44%	.46%	.46%
Net investment income (loss)	2.84%A	2.84%	2.87%	3.37%	3.31%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 529	$ 468	$ 327	$ 274	$ 277	$ 660
Portfolio turnover rateF	13%A	15%	15%	14%	18%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 248,317
Gross unrealized depreciation	(18,947)
Net unrealized appreciation (depreciation) on securities and other investments	$ 229,370

Tax cost	$ 4,437,095

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $290,474 and $393,446, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 136	$ 7
Class T	-%	.25%	21	-*
Class B	.65%	.25%	10	7
Class C	.75%	.25%	301	33
			$ 468	$ 47

* Amount represents one hundred and seventy-six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C

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5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	1
Class C*	5
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 71.13
Class T	9.10
Class B	1.09
Class C	45.15
Intermediate Municipal Income	1,733.09
Institutional Class	331.13
	$ 2,190

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $24 and $23, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 1,404	$ 3,227
Class T	224	487
Class B	23	53
Class C	545	1,361
Intermediate Municipal Income	57,729	124,670
Institutional Class	7,069	11,019
Total	$ 66,994	$ 140,817

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended June 30, 2014	Year ended December 31, 2013
From net realized gain
Class A	$ 10	$ 228
Class T	2	36
Class B	-*	5
Class C	6	134
Intermediate Municipal Income	381	8,232
Institutional Class	47	914
Total	$ 446	$ 9,549

* Amount represents two hundred and twenty-nine dollars.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	1,616	3,537	$ 16,785	$ 37,027
Reinvestment of distributions	116	253	1,209	2,624
Shares redeemed	(1,881)	(5,475)	(19,526)	(56,761)
Net increase (decrease)	(149)	(1,685)	$ (1,532)	$ (17,110)
Class T
Shares sold	56	310	$ 580	$ 3,225
Reinvestment of distributions	13	31	140	327
Shares redeemed	(108)	(540)	(1,119)	(5,587)
Net increase (decrease)	(39)	(199)	$ (399)	$ (2,035)
Class B
Shares sold	-*	9	$ 4	$ 87
Reinvestment of distributions	1	3	14	35
Shares redeemed	(27)	(55)	(284)	(575)
Net increase (decrease)	(26)	(43)	$ (266)	$ (453)
Class C
Shares sold	300	1,275	$ 3,124	$ 13,390
Reinvestment of distributions	41	109	429	1,132
Shares redeemed	(821)	(2,944)	(8,523)	(30,524)
Net increase (decrease)	(480)	(1,560)	$ (4,970)	$ (16,002)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Intermediate Municipal Income
Shares sold	50,512	99,199	$ 524,145	$ 1,034,458
Reinvestment of distributions	3,904	9,109	40,581	94,590
Shares redeemed	(38,730)	(155,042)	(401,135)	(1,605,581)
Net increase (decrease)	15,686	(46,734)	$ 163,591	$ (476,533)
Institutional Class
Shares sold	8,827	32,134	$ 91,661	$ 334,547
Reinvestment of distributions	487	726	5,074	7,515
Shares redeemed	(4,825)	(17,606)	(50,091)	(182,338)
Net increase (decrease)	4,489	15,254	$ 46,644	$ 159,724

* Amount represents two hundred and eighty-four shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LIM-USAN-0814
1.787784.111

Fidelity®

Strategic Income

Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	.70%	$ 1,000.00	$ 1,059.40	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of June 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.0	15.5
Buoni Poliennali del Tesoro	3.0	2.2
Japan Government	2.4	2.4
Canadian Government	2.4	2.4
United Kingdom, Great Britain and Northern Ireland	2.0	2.2
	26.8
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	9.7	9.4
Consumer Discretionary	9.2	7.7
Energy	6.7	6.9
Telecommunication Services	5.9	5.5
Industrials	4.4	5.1
Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations† 24.4%	U.S. Government and U.S. Government Agency Obligations† 24.9%
AAA,AA,A 9.8%	AAA,AA,A 11.2%
BBB 11.9%	BBB 11.5%
BB 17.2%	BB 17.6%
B 16.9%	B 19.5%
CCC,CC,C 8.4%	CCC,CC,C 8.5%
D 0.0%*	D 0.0%*
Not Rated 6.0%	Not Rated 1.8%
Other Investments 1.3%	Other Investments 1.4%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 3.6%

† Includes NCUA Guaranteed Notes

* Amount represents less than 0.1%

Semiannual Report

Investment Changes (Unaudited) - continued

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Preferred Securities 2.0%		Preferred Securities 0.9%
	Corporate Bonds 41.5%		Corporate Bonds 44.2%
	U.S. Government and U.S. Government Agency Obligations† 24.4%		U.S. Government and U.S. Government Agency Obligations† 24.9%
	Foreign Government & Government Agency Obligations 23.3%		Foreign Government & Government Agency Obligations 22.3%
	Bank Loan Obligations 3.2%		Bank Loan Obligations 2.4%
	Stocks 1.3%		Stocks 1.4%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.1%		Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	38.2%	** Foreign investments	36.2%

* Futures and swaps	1.5%	** Futures and swaps	1.5%
† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.5%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.9%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	5,050	$ 8,735
4.7201% 7/31/18 (Reg. S)	GBP	2,262	4,081
Affinia Group, Inc. 7.75% 5/1/21		$ 870	916
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(k)		1,765	1,778
Chassix, Inc. 9.25% 8/1/18 (f)		6,490	7,058
Dana Holding Corp.:
5.375% 9/15/21		2,915	3,046
6% 9/15/23		2,915	3,090
6.5% 2/15/19		2,040	2,150
6.75% 2/15/21		10,990	11,855
Delphi Corp. 5% 2/15/23		7,707	8,285
Exide Technologies 8.625% 2/1/18 (c)		1,855	1,113
International Automotive Components Group SA 9.125% 6/1/18 (f)		4,835	5,137
Lear Corp. 4.75% 1/15/23		5,380	5,353
Pittsburgh Glass Works LLC 8% 11/15/18 (f)		1,730	1,881
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		3,230	3,315
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,080	2,215
Tenneco, Inc. 6.875% 12/15/20		5,580	6,075
			76,083
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		6,750	7,332
8.25% 6/15/21		6,750	7,628
General Motors Corp.:
6.75% 5/1/28 (c)		8,668	0
7.125% 7/15/49 (c)		1,455	0
7.2% 1/15/11 (c)		3,635	0
7.4% 9/1/25 (c)		455	0
7.7% 4/15/16 (c)		6,455	0
8.25% 7/15/23 (c)		4,400	0
8.375% 7/15/33 (c)		6,365	0
			14,960
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		$ 1,285	$ 1,330
LKQ Corp. 4.75% 5/15/23		935	922
			2,252
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		19,875	20,471
Hotels, Restaurants & Leisure - 1.7%
24 Hour Holdings III LLC 8% 6/1/22 (f)		1,605	1,597
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	15,513	6,635
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		23,270	23,619
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,336
FelCor Lodging LP 5.625% 3/1/23		3,575	3,682
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		1,585	1,637
4.875% 11/1/20 (f)		4,140	4,264
5.375% 11/1/23 (f)		3,290	3,413
Graton Economic Development Authority 9.625% 9/1/19 (f)		8,965	10,198
MCE Finance Ltd. 5% 2/15/21 (f)		9,533	9,628
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		2,740	2,761
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		2,944	3,308
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		995	1,032
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		14,730	15,393
11% 10/1/21 (f)		15,430	16,587
Playa Resorts Holding BV 8% 8/15/20 (f)		4,265	4,596
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		3,720	3,711
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		6,400	6,560
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		455	52
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		6,290	6,086
5.375% 3/15/22		12,640	13,161
7.75% 8/15/20		7,820	8,524
Wynn Macau Ltd. 5.25% 10/15/21 (f)		3,955	4,064
			151,844
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		$ 2,685	$ 2,792
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,210	2,337
D.R. Horton, Inc.:
4.375% 9/15/22		4,685	4,644
4.75% 2/15/23		1,740	1,736
5.75% 8/15/23		1,485	1,596
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,314
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		21,185	22,350
6.875% 2/15/21		5,380	5,806
8.25% 2/15/21		6,135	6,672
8.5% 5/15/18 (e)		390	408
9.875% 8/15/19		3,585	3,970
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,295
Standard Pacific Corp.:
8.375% 5/15/18		2,005	2,366
8.375% 1/15/21		3,850	4,562
Toll Brothers Finance Corp.:
4.375% 4/15/23		5,175	5,084
5.875% 2/15/22		4,920	5,351
William Lyon Homes, Inc. 8.5% 11/15/20		1,910	2,137
			79,420
Internet & Catalog Retail - 0.1%
Netflix, Inc. 5.375% 2/1/21 (f)		3,420	3,582
Media - 3.5%
Altice S.A. 7.75% 5/15/22 (f)		22,680	24,211
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,625
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		865	889
5.625% 2/15/24 (f)		935	965
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		5,620	5,669
5.25% 3/15/21		4,240	4,346
5.25% 9/30/22		6,185	6,278
5.75% 9/1/23		3,360	3,482
6.625% 1/31/22		7,175	7,713
7.375% 6/1/20		4,895	5,336
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		$ 5,380	$ 5,716
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		11,900	11,855
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,200	4,190
5.125% 12/15/22		1,250	1,280
Clear Channel Communications, Inc. 14% 2/1/21pay-in-kind (k)		12,903	13,183
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		6,795	7,254
6.5% 11/15/22		8,370	9,019
Columbus International, Inc. 7.375% 3/30/21 (f)		3,205	3,453
DISH DBS Corp.:
5% 3/15/23		24,204	24,658
5.125% 5/1/20		410	431
5.875% 7/15/22		19,705	21,380
6.75% 6/1/21		7,885	8,989
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		1,895	2,042
Liberty Media Corp.:
8.25% 2/1/30		1,960	2,166
8.5% 7/15/29		1,730	1,920
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		12,625	14,487
MDC Partners, Inc. 6.75% 4/1/20 (f)		4,695	4,953
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)(h)		2,155	2,171
Numericable Group SA:
4.875% 5/15/19 (f)		6,080	6,240
6% 5/15/22 (f)		25,365	26,380
6.25% 5/15/24 (f)		19,967	20,841
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,725
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,260	1,348
Regal Entertainment Group:
5.75% 6/15/23		8,095	8,318
5.75% 2/1/25		1,215	1,230
Sinclair Television Group, Inc. 5.375% 4/1/21		4,205	4,231
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		$ 5,085	$ 5,015
4.625% 5/15/23 (f)		2,100	2,011
5.25% 8/15/22 (f)		6,040	6,508
Starz LLC/Starz Finance Corp. 5% 9/15/19		3,675	3,827
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,190	6,592
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		4,720	4,885
Wave Holdco LLC / Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(k)		885	908
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		860	866
6.75% 4/15/22 (f)		3,445	3,449
			310,035
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,315	1,460
CST Brands, Inc. 5% 5/1/23		1,130	1,130
HT Intermediate Holdings Corp. 12% 5/15/19pay-in-kind (f)(k)		1,980	2,109
L Brands, Inc. 5.625% 10/15/23		3,955	4,296
Limited Brands, Inc. 5.625% 2/15/22		6,025	6,522
Sonic Automotive, Inc. 5% 5/15/23		685	673
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		2,050	2,086
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		1,455	1,506
			19,782
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20		4,200	4,541
Levi Strauss & Co. 7.625% 5/15/20		8,365	9,003
Polymer Group, Inc.:
6.875% 6/1/19 (f)		1,580	1,606
7.75% 2/1/19		1,370	1,456
PVH Corp. 4.5% 12/15/22		9,300	9,161
			25,767
TOTAL CONSUMER DISCRETIONARY			704,196
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.5%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(k)		$ 3,565	$ 3,618
9.25% 2/15/19 (f)		7,560	8,146
ESAL GmbH 6.25% 2/5/23 (f)		8,690	8,560
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)		1,145	1,142
Rite Aid Corp.:
6.75% 6/15/21		12,320	13,336
9.25% 3/15/20		3,130	3,568
Roundy's Supermarket, Inc. 10.25% 12/15/20 (f)		985	1,040
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,245	1,363
Tops Markets LLC 8.875% 12/15/17		2,400	2,610
			43,383
Food Products - 0.5%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,506
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		5,190	5,553
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		7,107	7,196
H.J. Heinz Co. 4.25% 10/15/20		8,415	8,468
JBS Investments GmbH 7.25% 4/3/24 (f)		5,200	5,408
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)		2,630	2,821
8.25% 2/1/20 (f)		2,900	3,147
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		1,445	1,398
Post Holdings, Inc.:
6% 12/15/22 (f)		2,140	2,183
7.375% 2/15/22		900	973
7.375% 2/15/22 (f)		1,205	1,303
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,516
			44,472
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		1,205	1,295
6.625% 11/15/22		1,425	1,543
			2,838
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,355	1,433
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,065	1,006
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. 9% 10/1/18		$ 4,475	$ 4,732
Prestige Brands, Inc. 8.125% 2/1/20		675	753
Revlon Consumer Products Corp. 5.75% 2/15/21		15,880	16,317
			24,241
TOTAL CONSUMER STAPLES			114,934
ENERGY - 6.4%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc. 6.5% 2/1/20		980	1,045
Basic Energy Services, Inc. 7.75% 10/15/22		3,110	3,475
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		2,890	2,933
Forbes Energy Services Ltd. 9% 6/15/19		3,455	3,585
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		2,135	2,263
McDermott International, Inc. 8% 5/1/21 (f)		3,960	4,069
Offshore Group Investment Ltd.:
7.125% 4/1/23		11,200	11,368
7.5% 11/1/19		1,965	2,078
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		8,280	8,756
Precision Drilling Corp.:
5.25% 11/15/24 (f)		3,935	3,965
6.5% 12/15/21		850	924
Summit Midstream Holdings LLC 7.5% 7/1/21		1,730	1,886
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,450	1,533
			47,880
Oil, Gas & Consumable Fuels - 5.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	6,307
4.875% 3/15/24		2,345	2,477
Afren PLC:
6.625% 12/9/20 (f)		2,010	2,075
10.25% 4/8/19 (Reg. S)		2,565	2,908
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		2,730	2,675
6.625% 10/1/20		4,110	4,367
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		4,120	4,748
Chaparral Energy, Inc. 9.875% 10/1/20		1,640	1,849
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc.:
5.5% 4/1/23		$ 11,240	$ 12,083
6.5% 1/15/22		5,640	6,218
Continental Resources, Inc. 5% 9/15/22		11,565	12,577
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		5,685	5,969
6.125% 3/1/22 (f)		2,945	3,100
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		6,220	6,562
Denbury Resources, Inc. 5.5% 5/1/22		4,965	5,077
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		4,615	4,350
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	5,092
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		2,360	2,519
Energy Partners Ltd. 8.25% 2/15/18		10,030	10,732
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	2,132
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,178	3,355
Global Partners LP / GLP Finance Corp. 6.25% 7/15/22 (f)		950	950
Goodrich Petroleum Corp. 8.875% 3/15/19		3,050	3,248
Halcon Resources Corp.:
8.875% 5/15/21		3,525	3,789
9.75% 7/15/20		1,970	2,150
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,220	3,510
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,280	4,612
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	3,950	5,927
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		2,505	2,789
7% 5/5/20 (f)		3,130	3,560
9.125% 7/2/18 (f)		1,820	2,193
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		2,290	2,245
5.75% 4/30/43 (f)		3,510	3,370
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (f)		3,285	3,408
5.625% 11/15/23 (f)		3,970	4,079
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22(Reg. S)		$ 5,160	$ 5,766
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		1,990	2,119
6.25% 6/15/22		5,454	5,958
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,545	3,474
Newfield Exploration Co. 5.625% 7/1/24		4,490	4,928
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		1,910	2,070
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		4,055	4,237
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		2,075	2,163
7.25% 12/12/21 (f)		5,968	6,624
Pan American Energy LLC 7.875% 5/7/21 (f)		3,445	3,600
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		8,170	8,905
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,355	11,016
6.625% 6/15/38		395	462
8.625% 12/1/23 (e)		430	548
Petrobras Global Finance BV 2.3665% 1/15/19 (k)		3,975	3,955
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		4,660	4,857
6.875% 1/20/40		5,860	6,138
8.375% 12/10/18		3,370	4,002
Petroleos de Venezuela SA:
4.9% 10/28/14		9,795	9,774
6% 11/15/26 (f)		4,680	3,019
8.5% 11/2/17 (f)		40,250	37,646
9% 11/17/21 (Reg. S)		2,905	2,469
9.75% 5/17/35 (f)		13,425	10,995
12.75% 2/17/22 (f)		7,935	8,024
Petroleos Mexicanos:
3.5% 1/30/23		3,645	3,559
4.875% 1/24/22		3,430	3,711
4.875% 1/18/24		3,135	3,362
4.875% 1/18/24 (f)		170	182
5.5% 1/21/21		4,865	5,461
5.5% 6/27/44		5,645	5,876
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6% 3/5/20		$ 2,680	$ 3,066
6.375% 1/23/45 (f)		6,690	7,769
6.5% 6/2/41		8,930	10,381
6.625% (f)(g)		15,425	16,003
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	9,136
PT Adaro Indonesia 7.625% 10/22/19 (f)		6,775	7,114
PT Pertamina Persero:
4.3% 5/20/23 (f)		2,740	2,591
4.3% 5/20/23 (Reg S.)		500	472
4.875% 5/3/22 (f)		4,235	4,203
5.25% 5/23/21 (f)		2,930	3,018
5.625% 5/20/43 (f)		2,580	2,316
5.625% 5/20/43 (Reg. S)		1,300	1,167
6% 5/3/42 (f)		4,480	4,189
6.5% 5/27/41 (f)		5,440	5,426
QEP Resources, Inc. 5.25% 5/1/23		5,080	5,194
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		3,485	3,807
Range Resources Corp.:
5% 8/15/22		5,175	5,486
5% 3/15/23		7,785	8,291
5.75% 6/1/21		1,735	1,874
Rice Energy, Inc. 6.25% 5/1/22 (f)		2,415	2,475
Rosetta Resources, Inc.:
5.625% 5/1/21		3,910	4,022
5.875% 6/1/22		4,095	4,279
Sabine Pass Liquefaction LLC:
5.625% 4/15/23		6,300	6,568
5.75% 5/15/24 (f)		5,765	6,010
SemGroup Corp. 7.5% 6/15/21		3,490	3,822
Southern Star Central Corp. 5.125% 7/15/22 (f)		2,360	2,378
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		1,110	1,160
6.375% 8/1/22		1,744	1,897
6.875% 2/1/21		2,425	2,625
Teekay Corp. 8.5% 1/15/20		3,285	3,794
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	2,141
Tesoro Corp.:
4.25% 10/1/17		2,530	2,644
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.: - continued
5.375% 10/1/22		$ 2,850	$ 2,978
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		860	905
6.125% 10/15/21		2,290	2,445
W&T Offshore, Inc. 8.5% 6/15/19		4,170	4,504
Western Refining, Inc. 6.25% 4/1/21		5,430	5,674
Whiting Petroleum Corp.:
5% 3/15/19		2,965	3,121
5.75% 3/15/21		2,965	3,247
WPX Energy, Inc. 6% 1/15/22		6,100	6,512
YPF SA:
8.75% 4/4/24 (f)		4,030	4,211
8.875% 12/19/18 (f)		6,665	7,032
Zhaikmunai International BV 7.125% 11/13/19 (f)		4,630	5,035
			518,884
TOTAL ENERGY			566,764
FINANCIALS - 6.6%
Banks - 1.1%
Banco Daycoval SA 5.75% 3/19/19 (f)		1,945	2,029
Banco de Galicia y Buenos Aires SA 16% 1/1/19(Reg. S)		1,040	1,092
BBVA Paraguay SA 9.75% 2/11/16 (f)		3,855	4,144
CIT Group, Inc.:
5% 8/15/22		7,130	7,380
5.375% 5/15/20		9,060	9,725
5.5% 2/15/19 (f)		14,780	16,018
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,585	1,504
Development Bank of Philippines 8.375% (g)(k)		5,840	6,245
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	123,100	2,012
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		2,175	2,257
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,430	4,545
6.25% 4/30/19 (f)		5,015	5,178
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		5,450	5,832
7.75% 7/5/17 (Reg. S)		900	963
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
HSBK BV 7.25% 5/3/17 (f)		$ 3,395	$ 3,663
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		1,990	2,124
RSHB Capital SA 6% 6/3/21 (f)(k)		1,460	1,467
SB Capital SA 5.5% 2/26/24 (f)(k)		3,610	3,511
Vnesheconombank Via VEB Finance PLC 6.902% 7/9/20 (f)		2,795	3,040
Volkswagen Bank GmbH 1.5% 2/13/19 (Reg. S)	EUR	2,250	3,144
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		1,395	1,428
6.75% 2/8/17 (f)		4,915	5,259
Zenith Bank PLC 6.25% 4/22/19 (f)		3,030	3,019
			95,579
Capital Markets - 0.1%
Morgan Stanley, Inc. 2.375% 3/31/21 (Reg. S)	EUR	5,400	7,638
Consumer Finance - 2.6%
Ally Financial, Inc.:
7.5% 9/15/20		41,640	50,176
8% 3/15/20		28,715	34,889
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		1,910	2,063
General Motors Acceptance Corp. 8% 11/1/31		24,015	30,709
GMAC LLC 8% 11/1/31		56,464	72,133
SLM Corp.:
5.5% 1/25/23		19,455	19,285
7.25% 1/25/22		11,040	12,213
8% 3/25/20		6,200	7,169
			228,637
Diversified Financial Services - 1.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.5% 5/15/21 (f)		7,350	7,479
Aquarius Investments Luxemburg 8.25% 2/18/16		4,930	5,090
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,025	5,300
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		10,275	9,607
City of Buenos Aires 9.95% 3/1/17 (f)		5,250	5,321
Comcel Trust 6.875% 2/6/24 (f)		2,055	2,219
GTB Finance BV:
6% 11/8/18 (f)		5,110	5,084
7.5% 5/19/16 (f)		2,955	3,099
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		3,755	4,102
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17		$ 4,200	$ 4,247
4.875% 3/15/19		6,385	6,577
5.875% 2/1/22		16,530	17,315
6% 8/1/20		22,405	24,001
Imperial Tobacco Finance:
2.25% 2/26/21 (Reg. S)	EUR	2,200	3,103
3.375% 2/26/26 (Reg. S)	EUR	3,950	5,780
4.875% 6/7/32 (Reg. S)	GBP	1,350	2,361
Landry's Acquisition Co. 9.375% 5/1/20 (f)		780	858
Magnesita Finance Ltd. 8.625% (f)(g)		2,265	2,242
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		2,900	2,929
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		3,940	4,147
Pacnet Ltd. 9% 12/12/18 (f)		265	287
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		3,095	3,439
TMK Capital SA 7.75% 1/27/18		9,755	10,121
Unite (USAF) II PLC 3.374% 6/30/28	GBP	3,800	6,271
			140,979
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		5,470	5,860
Real Estate Investment Trusts - 0.5%
Corrections Corp. of America 4.625% 5/1/23		1,770	1,743
Crown Castle International Corp. 5.25% 1/15/23		7,070	7,370
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (f)		640	645
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,670	3,936
6.875% 5/1/21		7,220	7,870
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		12,150	12,881
7.5% 2/15/20		4,325	4,649
Prologis LP 3% 6/2/26	EUR	5,500	7,612
			46,706
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		6,345	6,408
6.625% 10/15/20		5,015	5,322
Howard Hughes Corp. 6.875% 10/1/21 (f)		9,230	9,876
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		$ 240	$ 235
11.5% 7/20/20 (Reg. S)		15	16
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		2,145	2,295
Realogy Corp.:
7.625% 1/15/20 (f)		5,540	6,108
7.875% 2/15/19 (f)		4,965	5,313
9% 1/15/20 (f)		3,270	3,720
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		6,295	6,389
7.75% 4/15/20 (f)		2,413	2,636
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		2,335	2,341
5.875% 6/15/24 (f)		5,630	5,792
			56,451
TOTAL FINANCIALS			581,850
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		1,985	2,134
Health Care Providers & Services - 1.5%
Community Health Systems, Inc. 5.125% 8/1/21 (f)		2,650	2,716
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (f)		6,310	6,878
Gentiva Health Services, Inc. 11.5% 9/1/18		5,050	5,391
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,208
5.875% 3/15/22		16,855	18,267
5.875% 5/1/23		6,100	6,382
6.25% 2/15/21		4,985	5,353
6.5% 2/15/20		13,550	15,244
7.5% 2/15/22		10,195	11,762
7.75% 5/15/21		12,830	14,065
HealthSouth Corp.:
5.75% 11/1/24		2,560	2,707
8.125% 2/15/20		6,585	7,054
InVentiv Health, Inc. 11% 8/15/18 (f)		795	759
LifePoint Hospitals, Inc. 5.5% 12/1/21 (f)		2,010	2,111
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		$ 1,850	$ 1,938
ResCare, Inc. 10.75% 1/15/19		2,445	2,671
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,650	2,716
5.5% 2/1/21		1,980	2,079
Tenet Healthcare Corp.:
5% 3/1/19 (f)		2,055	2,083
6.875% 11/15/31		9,855	9,535
Truven Health Analytics, Inc. 10.625% 6/1/20		3,730	4,094
UHS Escrow Corp. 7% 10/1/18		910	953
			129,966
Pharmaceuticals - 0.5%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		8,370	9,301
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		1,170	1,255
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		2,660	2,727
6.75% 8/15/21 (f)		8,070	8,595
7.5% 7/15/21 (f)		6,080	6,734
VPI Escrow Corp. 6.375% 10/15/20 (f)		15,390	16,352
			44,964
TOTAL HEALTH CARE			177,064
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	533
12% 11/1/14 pay-in-kind		1,389	1,379
Bombardier, Inc. 6.125% 1/15/23 (f)		4,095	4,218
GenCorp, Inc. 7.125% 3/15/21		1,145	1,251
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		12,418	13,132
7.125% 3/15/21		1,485	1,622
Triumph Group, Inc. 4.875% 4/1/21		4,250	4,239
			26,374
Airlines - 0.6%
Air Canada:
5.375% 11/15/22 (f)		1,418	1,468
7.75% 4/15/21 (f)		3,450	3,666
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Allegiant Travel Co. 5.5% 7/15/19		$ 1,170	$ 1,189
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,026	3,191
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		666	723
6.125% 4/29/18 (f)		1,470	1,573
7.25% 11/10/19		3,619	4,234
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,280	8,591
8.021% 8/10/22		2,528	2,958
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,100	2,092
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,611	1,852
8.028% 11/1/17		429	486
U.S. Airways Group, Inc. 6.125% 6/1/18		6,295	6,649
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,045	4,743
Series 2012-2 Class B, 6.75% 12/3/22		1,530	1,670
Series 2013-1 Class B, 5.375% 5/15/23		1,975	2,044
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		4,552	5,212
United Continental Holdings, Inc. 6.375% 6/1/18		825	891
			53,232
Commercial Services & Supplies - 0.8%
ADT Corp. 6.25% 10/15/21		11,615	12,312
APX Group, Inc.:
6.375% 12/1/19		3,545	3,678
8.75% 12/1/20		5,015	5,090
Bakercorp International, Inc. 8.25% 6/1/19		2,680	2,767
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		2,970	3,170
Cenveo Corp.:
6% 8/1/19 (f)		2,285	2,285
8.5% 9/15/22 (f)		3,935	3,905
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,652
5.25% 8/1/20		2,915	3,006
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,872
7.25% 12/1/20		4,475	4,878
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Garda World Security Corp. 7.25% 11/15/21 (f)		$ 1,655	$ 1,740
Iron Mountain, Inc. 5.75% 8/15/24		3,250	3,362
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		2,795	2,984
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,725	1,742
7% 2/15/22		2,955	3,258
7.875% 3/15/21		4,240	4,876
TMS International Corp. 7.625% 10/15/21 (f)		825	881
United Rentals North America, Inc. 8.375% 9/15/20		6,305	6,920
			72,378
Construction & Engineering - 0.2%
Cementos Progreso Trust 7.125% 11/6/23 (f)		1,765	1,906
MasTec, Inc. 4.875% 3/15/23		4,485	4,418
Odebrecht Finance Ltd. 7.5% (f)(g)		9,885	10,194
			16,518
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,140	2,124
6.5% 5/15/19 (f)		4,840	5,149
			7,273
Machinery - 0.2%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,500	1,601
Schaeffler Finance BV 4.75% 5/15/21 (f)		4,180	4,305
Terex Corp. 6% 5/15/21		10,330	11,131
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (f)(k)		710	756
			17,793
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		4,485	4,687
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		4,945	5,093
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		3,645	3,791
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		2,790	3,020
			16,591
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (f)		$ 2,215	$ 2,481
Western Express, Inc. 12.5% 4/15/15 (f)		3,580	2,900
			5,381
Trading Companies & Distributors - 1.3%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,020	1,125
Aircastle Ltd.:
4.625% 12/15/18		2,960	3,049
6.25% 12/1/19		4,985	5,459
7.625% 4/15/20		3,275	3,824
International Lease Finance Corp.:
3.875% 4/15/18		6,065	6,217
4.625% 4/15/21		5,675	5,859
5.875% 4/1/19		16,845	18,530
5.875% 8/15/22		4,705	5,140
6.25% 5/15/19		17,040	19,085
7.125% 9/1/18 (f)		8,855	10,272
8.25% 12/15/20		11,050	13,647
8.625% 1/15/22		18,890	23,707
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,290	1,367
			117,281
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		6,005	6,306
10.75% 12/1/20 (Reg. S)		172	181
			6,487
TOTAL INDUSTRIALS			339,308
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		6,510	6,933
8.875% 1/1/20 (f)		2,265	2,565
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		3,860	4,092
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,755
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 14,050	$ 13,910
6.5% 1/15/28		4,785	4,737
			34,992
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,075	4,187
5% 2/15/23		2,125	2,199
Jabil Circuit, Inc. 4.7% 9/15/22		2,270	2,298
			8,684
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		2,985	3,168
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,297
j2 Global, Inc. 8% 8/1/20		2,970	3,215
VeriSign, Inc. 4.625% 5/1/23		3,740	3,695
			13,375
IT Services - 0.4%
Audatex North America, Inc.:
6% 6/15/21 (f)		7,770	8,294
6.125% 11/1/23 (f)		1,150	1,228
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		2,010	2,322
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (f)		4,415	4,459
First Data Corp.:
11.25% 1/15/21		3,345	3,905
11.75% 8/15/21		12,445	14,763
			34,971
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 7% 7/1/24 (f)		4,050	4,136
Entegris, Inc. 6% 4/1/22 (f)		1,150	1,185
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		4,740	4,752
5.75% 2/15/21 (f)		4,280	4,499
5.75% 3/15/23 (f)		9,950	10,460
			25,032
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		21,060	22,692
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Activision Blizzard, Inc.: - continued
6.125% 9/15/23 (f)		$ 5,865	$ 6,452
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(k)		1,700	1,738
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,085	2,158
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(k)		2,965	3,084
			36,124
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		8,390	8,453
4.75% 1/1/25 (f)		3,955	3,925
			12,378
TOTAL INFORMATION TECHNOLOGY			165,556
MATERIALS - 3.3%
Chemicals - 1.3%
Axiall Corp. 4.875% 5/15/23		1,350	1,343
Chemtura Corp. 5.75% 7/15/21		1,960	2,034
Eagle Spinco, Inc. 4.625% 2/15/21		2,295	2,278
Hexion U.S. Finance Corp. 6.625% 4/15/20		10,030	10,632
LSB Industries, Inc. 7.75% 8/1/19		1,415	1,514
Momentive Performance Materials, Inc. 10% 10/15/20		14,945	15,916
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		37,507	40,039
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		1,725	1,805
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(k)		6,430	6,706
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		2,880	3,139
PolyOne Corp.:
5.25% 3/15/23		2,630	2,702
7.375% 9/15/20		1,645	1,787
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)		3,110	3,266
8.25% 1/15/21 (f)		1,585	1,664
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		1,810	1,828
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Chemicals - continued
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		$ 1,525	$ 1,628
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,090	1,218
TPC Group, Inc. 8.75% 12/15/20 (f)		6,250	6,922
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,515	9,175
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,085	2,273
			117,869
Construction Materials - 0.1%
Prince Mineral Holding Corp. 11.75% 12/15/19 (f)		1,435	1,618
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,680	2,834
			4,452
Containers & Packaging - 0.6%
Ardagh Finance Holdings SA 8.625% 6/15/19pay-in-kind (f)(k)		10,405	10,680
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)(h)		1,550	1,551
6.25% 1/31/19 (f)		2,135	2,188
6.75% 1/31/21 (f)		2,470	2,550
7% 11/15/20 (f)		452	468
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		4,700	4,818
6% 6/15/17 (f)		2,370	2,429
BWAY Holding Co. 10% 6/15/18		2,265	2,387
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		1,770	1,779
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,810
7.5% 12/15/96		4,010	3,810
Graphic Packaging International, Inc. 4.75% 4/15/21		1,325	1,352
Sappi Papier Holding GmbH 7.75% 7/15/17 (f)		2,035	2,264
Sealed Air Corp. 5.25% 4/1/23 (f)		2,170	2,203
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,641
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		2,359	2,636
			55,566
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (f)		$ 30	$ 59
9% 12/15/14 pay-in-kind (c)(k)		2,510	0
Alrosa Finance SA 7.75% 11/3/20 (f)		6,570	7,268
Edgen Murray Corp. 8.75% 11/1/20 (f)		3,286	3,754
EVRAZ Group SA:
6.5% 4/22/20 (f)		2,250	2,098
8.25% 11/10/15 (f)		6,765	7,065
9.5% 4/24/18 (Reg. S)		4,625	4,978
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		3,895	3,749
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		2,926	3,014
7% 2/15/21 (f)		4,559	4,690
7.25% 5/15/22 (f)		3,940	4,107
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		4,840	4,453
4.875% 10/7/20 (Reg. S)		450	414
Metinvest BV:
8.75% 2/14/18 (Reg. S)		395	344
10.25% 5/20/15 (f)		9,250	8,903
10.25% 5/20/15 (Reg. S)		450	433
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (e)(f)		1,975	849
Mirabela Nickel Ltd. 8.75% 4/15/18 (c)(f)		1,025	236
New Gold, Inc. 7% 4/15/20 (f)		1,295	1,384
Nord Gold NV 6.375% 5/7/18 (f)		7,142	7,062
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		7,195	7,123
5.625% 4/29/20 (Reg. S)		500	495
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		5,985	6,404
11.25% 10/15/18		9,055	10,096
Southern Copper Corp.:
6.75% 4/16/40		2,205	2,398
7.5% 7/27/35		3,445	4,010
Steel Dynamics, Inc. 5.25% 4/15/23		2,020	2,091
Walter Energy, Inc. 9.5% 10/15/19 (f)		5,165	5,242
			102,719
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,290
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.:
0% 5/1/49 (c)(k)		$ 2,460	$ 0
11.375% 12/31/14 (c)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		4,925	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		6,155	6,478
			7,768
TOTAL MATERIALS			288,374
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 2.1%
Altice Financing SA:
6.5% 1/15/22 (f)		9,695	10,325
7.875% 12/15/19 (f)		4,110	4,498
Altice Finco SA:
8.125% 1/15/24 (f)		7,845	8,649
9.875% 12/15/20 (f)		4,825	5,561
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,590
9% 8/15/31		3,545	3,820
Consolidated Communications, Inc. 10.875% 6/1/20		2,085	2,434
Eileme 2 AB 11.625% 1/31/20 (f)		8,215	9,817
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,250	4,579
Frontier Communications Corp. 8.5% 4/15/20		10,775	12,715
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		2,550	2,764
7.375% 7/29/20		580	629
Koninklijke KPN NV 3.25% 2/1/21	EUR	7,300	10,819
Level 3 Communications, Inc. 8.875% 6/1/19		1,410	1,542
Level 3 Financing, Inc.:
8.125% 7/1/19		3,365	3,672
8.625% 7/15/20		7,650	8,568
Lynx I Corp. 5.375% 4/15/21 (f)		2,750	2,888
Lynx II Corp. 6.375% 4/15/23 (f)		1,555	1,687
Sprint Capital Corp.:
6.875% 11/15/28		18,440	18,624
8.75% 3/15/32		8,357	9,652
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (f)		2,400	2,583
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Celular del Paraguay SA: - continued
6.75% 12/13/22 (Reg. S)		$ 200	$ 215
TW Telecom Holdings, Inc.:
5.375% 10/1/22		11,298	12,357
5.375% 10/1/22		4,435	4,851
6.375% 9/1/23		5,125	5,830
U.S. West Communications:
6.875% 9/15/33		2,265	2,279
7.25% 9/15/25		420	494
7.25% 10/15/35		1,205	1,248
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,373
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)(h)		9,840	9,914
7.375% 4/23/21 (f)		9,630	10,280
			180,257
Wireless Telecommunication Services - 3.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	47,000	3,592
Digicel Group Ltd.:
6% 4/15/21 (f)		24,675	25,477
7% 2/15/20 (f)		860	907
7.125% 4/1/22 (f)		39,460	41,137
8.25% 9/1/17 (f)		1,225	1,260
8.25% 9/30/20 (f)		42,880	46,739
Intelsat Jackson Holdings SA:
5.5% 8/1/23		16,895	16,811
6.625% 12/15/22 (Reg. S)		15,090	15,789
7.25% 4/1/19		10,020	10,659
7.25% 10/15/20		13,410	14,449
7.5% 4/1/21		24,110	26,400
8.5% 11/1/19		3,755	3,990
MetroPCS Wireless, Inc. 7.875% 9/1/18		3,440	3,613
Millicom International Cellular SA 4.75% 5/22/20 (f)		2,205	2,205
MTS International Funding Ltd. 8.625% 6/22/20 (f)		8,380	9,913
NII International Telecom S.C.A.:
7.875% 8/15/19 (f)		3,760	3,252
11.375% 8/15/19 (f)		2,180	1,929
Sprint Corp. 7.125% 6/15/24 (f)		5,950	6,307
T-Mobile U.S.A., Inc.:
6.125% 1/15/22		6,915	7,329
6.25% 4/1/21		13,563	14,411
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.5% 1/15/24		$ 20,970	$ 22,375
6.625% 4/1/23		16,370	17,761
6.633% 4/28/21		6,470	7,004
6.731% 4/28/22		3,225	3,479
6.836% 4/28/23		3,945	4,295
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		3,263	3,430
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		12,455	13,607
VimpelCom Holdings BV 9% 2/13/18 (Reg S.)	RUB	25,550	723
			328,843
TOTAL TELECOMMUNICATION SERVICES			509,100
UTILITIES - 2.3%
Electric Utilities - 0.1%
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,350	1,434
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		3,366	2,592
Majapahit Holding BV 7.75% 1/20/20 (f)		1,935	2,264
Mirant Americas Generation LLC 9.125% 5/1/31		3,565	3,663
			9,953
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,475	3,744
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	10,436
8% 3/1/32		6,000	8,199
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,210	2,342
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,371	2,578
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		9,291	9,477
			36,776
Independent Power Producers & Energy Traders - 1.8%
Calpine Corp.:
7.5% 2/15/21 (f)		4,362	4,733
7.875% 7/31/20 (f)		6,336	6,875
7.875% 1/15/23 (f)		13,003	14,498
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Holdings Corp.:
10.875% 11/1/17		$ 9,438	$ 11,514
11.25% 11/1/17 pay-in-kind (c)(k)		7,535	9,193
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21		26,975	31,291
12.25% 3/1/22 (f)		27,055	33,278
Listrindo Capital BV 6.95% 2/21/19 (f)		1,490	1,605
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,565	3,296
The AES Corp.:
4.875% 5/15/23		4,715	4,668
5.5% 3/15/24		2,355	2,408
TXU Corp.:
5.55% 11/15/14		1,623	1,225
6.5% 11/15/24		13,610	10,276
6.55% 11/15/34		26,380	19,917
			154,777
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		3,200	3,715
TOTAL UTILITIES			205,221
TOTAL NONCONVERTIBLE BONDS (Cost $3,392,804)			3,652,367
U.S. Government and Government Agency Obligations - 18.2%

U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		7,560	7,583
Tennessee Valley Authority:
1.75% 10/15/18		12,807	12,909
3.5% 12/15/42		3,854	3,537
5.25% 9/15/39		968	1,173
5.375% 4/1/56		6,100	7,297
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			32,499
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - 17.0%
U.S. Treasury Bonds:
3.375% 5/15/44		$ 7,513	$ 7,548
3.625% 8/15/43		6,531	6,884
3.625% 2/15/44		110,662	116,541
5.25% 2/15/29		10,732	13,744
5.375% 2/15/31		27,653	36,264
6.125% 8/15/29 (i)		3,900	5,438
7.5% 11/15/16		6,120	7,114
7.875% 2/15/21		5,350	7,312
9.875% 11/15/15 (j)		7,956	9,009
U.S. Treasury Notes:
0.25% 2/15/15		29,000	29,032
0.25% 7/15/15		22,806	22,827
0.25% 4/15/16		3,303	3,295
0.25% 5/15/16		14,408	14,366
0.375% 1/15/16		132,337	132,532
0.5% 6/30/16		118,299	118,391
0.5% 7/31/17		30,462	30,053
0.625% 7/15/16		46,085	46,222
0.625% 8/15/16		27,251	27,317
0.625% 2/15/17		5,000	4,988
0.625% 4/30/18		24,024	23,453
0.75% 6/30/17		23,999	23,900
0.875% 1/31/17		1,933	1,941
0.875% 4/30/17		12,834	12,855
0.875% 5/15/17		13,242	13,259
0.875% 1/31/18		55,114	54,580
0.875% 7/31/19		22,402	21,537
1% 9/30/16		11,568	11,680
1% 10/31/16		37,768	38,122
1% 5/31/18		18,480	18,276
1.25% 11/30/18		16,000	15,854
1.375% 7/31/18		5,497	5,504
1.375% 9/30/18		10,550	10,535
1.375% 2/28/19		38,974	38,682
1.5% 12/31/18		5,994	5,996
1.5% 1/31/19		40,481	40,446
1.625% 4/30/19		47,333	47,411
1.625% 6/30/19		40,515	40,509
1.75% 7/31/15		11,577	11,776
1.875% 9/30/17		27,900	28,667
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 10/31/17		$ 3,876	$ 3,983
2% 5/31/21		22,000	21,830
2.125% 6/30/21		10,000	9,995
2.25% 3/31/21		58,407	59,018
2.25% 4/30/21		56,774	57,315
2.375% 6/30/18		23,941	24,951
2.5% 5/15/24		3,730	3,722
2.75% 11/30/16		10,000	10,509
2.75% 2/15/24		109,789	112,208
3% 2/28/17		14,500	15,364
3.125% 1/31/17		5,973	6,344
3.5% 2/15/18		15,195	16,458
4.5% 5/15/17		48,040	53,043
TOTAL U.S. TREASURY OBLIGATIONS			1,498,600
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5005% 12/7/20 (NCUA Guaranteed) (k)		2,261	2,265
Series 2011-R1 Class 1A, 0.6015% 1/8/20 (NCUA Guaranteed) (k)		4,445	4,465
Series 2011-R4 Class 1A, 0.5315% 3/6/20 (NCUA Guaranteed) (k)		1,974	1,977
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,270	3,307
2.35% 6/12/17 (NCUA Guaranteed)		28,700	29,931
3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,996
TOTAL OTHER GOVERNMENT RELATED			66,941
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,581,283)			1,598,040
U.S. Government Agency - Mortgage Securities - 2.2%
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - 0.5%
1.925% 9/1/33 (k)		$ 455	$ 473
1.925% 11/1/35 (k)		358	373
2.04% 11/1/33 (k)		79	82
2.044% 10/1/35 (k)		29	30
2.19% 3/1/37 (k)		23	24
2.204% 1/1/35 (k)		235	248
2.259% 3/1/33 (k)		109	115
2.303% 6/1/36 (k)		40	42
2.338% 9/1/36 (k)		117	122
2.369% 6/1/47 (k)		132	141
2.379% 7/1/35 (k)		181	192
2.381% 2/1/37 (k)		499	534
2.393% 11/1/36 (k)		43	46
2.476% 5/1/36 (k)		44	47
2.503% 2/1/36 (k)		55	59
2.517% 4/1/36 (k)		333	356
2.542% 6/1/42 (k)		406	419
2.89% 8/1/35 (k)		711	762
2.949% 11/1/40 (k)		244	256
2.982% 9/1/41 (k)		270	283
3.083% 10/1/41 (k)		137	143
3.163% 3/1/42 (k)		11,266	11,867
3.189% 1/1/44 (k)		6,429	6,687
3.229% 7/1/41 (k)		456	483
3.348% 10/1/41 (k)		244	256
3.553% 7/1/41 (k)		470	499
5% 2/1/22 to 12/1/22		8,018	8,661
5.5% 10/1/20 to 1/1/29		4,721	5,160
6% 6/1/16 to 10/1/16		31	32
6.5% 12/1/15 to 8/1/36		5,265	6,053
TOTAL FANNIE MAE			44,445
Freddie Mac - 0.2%
1.82% 3/1/35 (k)		120	124
1.95% 3/1/37 (k)		33	34
1.954% 1/1/36 (k)		84	88
2.022% 2/1/37 (k)		49	52
2.05% 6/1/37 (k)		28	30
2.06% 1/1/37 (k)		248	260
2.095% 8/1/37 (k)		84	88
2.121% 5/1/37 (k)		68	72
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
2.16% 6/1/33 (k)		$ 262	$ 275
2.29% 10/1/35 (k)		204	215
2.35% 7/1/35 (k)		152	161
2.362% 10/1/36 (k)		366	387
2.375% 5/1/37 (k)		71	75
2.385% 5/1/37 (k)		933	997
2.385% 5/1/37 (k)		509	541
2.415% 6/1/37 (k)		246	262
2.418% 4/1/37 (k)		86	92
2.451% 6/1/37 (k)		56	60
2.49% 9/1/35 (k)		58	61
2.492% 4/1/35 (k)		7	7
2.498% 2/1/36 (k)		6	6
2.595% 4/1/37 (k)		8	8
2.673% 7/1/35 (k)		238	255
2.795% 7/1/36 (k)		112	120
3.067% 10/1/35 (k)		53	57
3.084% 9/1/41 (k)		2,511	2,634
3.234% 4/1/41 (k)		277	292
3.239% 9/1/41 (k)		279	294
3.281% 6/1/41 (k)		361	381
3.469% 5/1/41 (k)		307	325
3.621% 6/1/41 (k)		477	506
3.695% 5/1/41 (k)		438	466
5.5% 11/1/18 to 11/1/21		7,265	7,785
6% 1/1/24		1,528	1,687
6.5% 7/1/14 to 3/1/22		691	753
TOTAL FREDDIE MAC			19,450
Ginnie Mae - 1.5%
4.3% 8/20/61 (o)		2,883	3,105
4.5% 3/15/25 to 6/15/25		4,973	5,395
4.515% 3/20/62 (o)		9,976	10,913
4.53% 10/20/62 (o)		3,008	3,311
4.55% 5/20/62 (o)		18,633	20,423
4.556% 12/20/61 (o)		10,914	11,928
4.604% 3/20/62 (o)		5,294	5,808
4.626% 3/20/62 (o)		3,758	4,118
4.649% 2/20/62 (o)		2,014	2,208
4.65% 3/20/62 (o)		3,470	3,810
4.682% 2/20/62 (o)		2,627	2,878
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
4.684% 1/20/62 (o)		$ 12,385	$ 13,556
4.751% 12/20/60 (o)		2,061	2,231
4.804% 3/20/61 (o)		6,693	7,277
4.834% 3/20/61 (o)		12,453	13,546
5.47% 8/20/59 (o)		1,620	1,724
5.492% 4/20/60 (o)		8,031	8,885
5.5% 11/15/35		1,969	2,218
5.612% 4/20/58 (o)		2,284	2,363
6% 6/15/36		4,342	4,974
TOTAL GINNIE MAE			130,671
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $190,333)			194,566
Collateralized Mortgage Obligations - 3.0%

U.S. Government Agency - 3.0%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.652% 9/25/23 (k)		595	597
Series 2010-15 Class FJ, 1.082% 6/25/36 (k)		5,099	5,190
Series 2010-86 Class FE, 0.602% 8/25/25 (k)		625	629
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		2,915	3,100
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		19	20
Series 2003-113 Class PE, 4% 11/25/18		782	818
Series 2003-70 Class BJ, 5% 7/25/33		537	586
Series 2004-80 Class LD, 4% 1/25/19		77	77
Series 2005-19 Class PA, 5.5% 7/25/34		1,903	2,088
Series 2005-27 Class NE, 5.5% 5/25/34		2,265	2,388
Series 2005-52 Class PB, 6.5% 12/25/34		129	133
Series 2005-64 Class PX, 5.5% 6/25/35		1,820	1,990
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,209
Series 2011-126 Class KB, 4% 12/25/41		3,290	3,372
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		70	73
Series 2003-117 Class MD, 5% 12/25/23		1,105	1,195
Series 2004-91 Class Z, 5% 12/25/34		4,597	5,067
Series 2004-95 Class AN, 5.5% 1/25/25		135	137
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2005-117 Class JN, 4.5% 1/25/36		$ 735	$ 803
Series 2005-14 Class ZB, 5% 3/25/35		1,739	1,919
Series 2005-47 Class HK, 4.5% 6/25/20		2,743	2,899
Series 2006-72 Class CY, 6% 8/25/26		1,549	1,724
Series 2009-14 Class EB, 4.5% 3/25/24		2,602	2,763
Series 2009-59 Class HB, 5% 8/25/39		2,349	2,591
Series 2010-97 Class CX, 4.5% 9/25/25		4,900	5,403
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		381	31
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		577	46
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		3,061	530
Series 2010-39 Class FG, 1.072% 3/25/36 (k)		3,111	3,190
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		1,232	113
Series 2011-67 Class AI, 4% 7/25/26 (m)		886	100
Freddie Mac:
floater:
Series 2630 Class FL, 0.6518% 6/15/18 (k)		18	18
Series 2711 Class FC, 1.0518% 2/15/33 (k)		1,967	1,996
floater planned amortization class Series 2770 Class FH, 0.5518% 3/15/34 (k)		1,985	1,999
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		1,217	1,240
Series 2101 Class PD, 6% 11/15/28		60	66
Series 2376 Class JE, 5.5% 11/15/16		65	68
Series 2381 Class OG, 5.5% 11/15/16		36	37
Series 2425 Class JH, 6% 3/15/17		92	97
Series 2672 Class MG, 5% 9/15/23		3,063	3,372
Series 2695 Class DG, 4% 10/15/18		1,627	1,712
Series 2996 Class MK, 5.5% 6/15/35		192	216
Series 3415 Class PC, 5% 12/15/37		871	940
Series 3763 Class QA, 4% 4/15/34		1,940	2,048
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,023	3,238
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		5,870	6,679
Series 2303 Class ZV, 6% 4/15/31		145	160
Series 2877 Class ZD, 5% 10/15/34		5,447	6,052
Series 3277 Class B, 4% 2/15/22		2,600	2,751
Series 3372 Class BD, 4.5% 10/15/22		8,450	8,999
Series 3578 Class B, 4.5% 9/15/24		3,076	3,239
Series 2715 Class NG, 4.5% 12/15/18		630	668
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4181 Class LA, 3% 3/15/37		$ 4,103	$ 4,232
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6493% 7/20/37 (k)		1,065	1,073
Series 2008-2 Class FD, 0.6293% 1/20/38 (k)		266	268
Series 2008-73 Class FA, 1.0093% 8/20/38 (k)		1,577	1,607
Series 2008-83 Class FB, 1.0493% 9/20/38 (k)		1,628	1,660
Series 2009-108 Class CF, 0.7511% 11/16/39 (k)		1,256	1,269
Series 2009-116 Class KF, 0.6811% 12/16/39 (k)		1,064	1,074
Series 2010-9 Class FA, 0.6711% 1/16/40 (k)		1,672	1,687
Series 2010-H17 Class FA, 0.4805% 7/20/60 (k)(o)		4,949	4,898
Series 2010-H18 Class AF, 0.4505% 9/20/60 (k)(o)		5,465	5,401
Series 2010-H19 Class FG, 0.4505% 8/20/60 (k)(o)		6,881	6,802
Series 2010-H27 Series FA, 0.5305% 12/20/60 (k)(o)		2,081	2,063
Series 2011-H05 Class FA, 0.6505% 12/20/60 (k)(o)		3,660	3,649
Series 2011-H07 Class FA, 0.6505% 2/20/61 (k)(o)		6,899	6,879
Series 2011-H12 Class FA, 0.6405% 2/20/61 (k)(o)		8,534	8,505
Series 2011-H13 Class FA, 0.6505% 4/20/61 (k)(o)		3,323	3,313
Series 2011-H14:
Class FB, 0.6505% 5/20/61 (k)(o)		3,873	3,861
Class FC, 0.6505% 5/20/61 (k)(o)		3,653	3,642
Series 2011-H17 Class FA, 0.6805% 6/20/61 (k)(o)		4,745	4,736
Series 2011-H21 Class FA, 0.7505% 10/20/61 (k)(o)		4,997	5,002
Series 2012-H01 Class FA, 0.8505% 11/20/61 (k)(o)		4,246	4,268
Series 2012-H03 Class FA, 0.8505% 1/20/62 (k)(o)		2,646	2,660
Series 2012-H06 Class FA, 0.7805% 1/20/62 (k)(o)		4,115	4,124
Series 2012-H07 Class FA, 0.7805% 3/20/62 (k)(o)		2,498	2,508
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		$ 485	$ 493
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		317	320
Series 2010-99 Class PT, 3.5% 8/20/33		416	419
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		1,944	357
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,885
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		6,690	7,112
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		10,133	11,211
Series 2010-H17 Class XP, 5.3017% 7/20/60 (k)(o)		14,094	15,554
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(o)		10,765	11,873
Series 2011-71:
Class ZB, 5.5% 8/20/34		10,585	12,113
Class ZC, 5.5% 7/16/34		9,983	11,469
Series 2012-64 Class KB, 3.9572% 5/20/41 (k)		1,335	1,489
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $257,971)			260,852
Commercial Mortgage Securities - 1.0%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.502% 4/25/19 (k)		4,758	4,754
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,337
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		12,280	13,614
Series K009 Class A2, 3.808% 8/25/20		17,980	19,553
Series K034 Class A1, 2.669% 2/25/23		8,201	8,446
Series K032 Class A1, 3.016% 2/25/23		15,900	16,676
Series K501 Class A2, 1.655% 11/25/16		4,770	4,859
Series K714 Class A2, 3.097% 10/25/20		15,000	15,689
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $84,815)			85,928
Foreign Government and Government Agency Obligations - 23.3%
		Principal Amount (000s) (d)	Value (000s)
Argentine Republic:
7% 10/3/15		$ 25,060	$ 23,794
7% 4/17/17		19,060	17,520
Aruba Government 4.625% 9/14/23 (f)		2,010	1,962
Azerbaijan Republic 4.75% 3/18/24 (f)		1,895	1,952
Bahamian Republic 6.95% 11/20/29 (f)		1,865	2,072
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		500,000	0
value recovery B rights 1/2/21 (n)		750,000	0
Barbados Government 7% 8/4/22 (f)		1,063	965
Belarus Republic:
8.75% 8/3/15 (Reg. S)		12,175	12,526
8.95% 1/26/18		2,325	2,511
Brazilian Federative Republic:
4.25% 1/7/25		2,090	2,118
5.625% 1/7/41		11,095	11,927
7.125% 1/20/37		9,295	11,758
8.25% 1/20/34		7,620	10,554
12.25% 3/6/30		3,922	7,256
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		5,325	5,085
Buoni Poliennali del Tesoro:
1.5% 12/15/16	EUR	10,400	14,491
2.5% 5/1/19	EUR	90,700	130,778
3.5% 6/1/18	EUR	13,600	20,285
3.5% 3/1/30 (Reg. S)	EUR	4,850	6,770
4.5% 3/1/24	EUR	48,600	76,544
4.75% 9/1/28 (f)	EUR	3,850	6,121
Canadian Government:
1.25% 2/1/16	CAD	136,800	128,573
1.5% 6/1/23	CAD	43,150	38,398
3.5% 12/1/45	CAD	36,075	38,878
Central Bank of Nigeria warrants 11/15/20 (n)		5,500	924
City of Buenos Aires 12.5% 4/6/15 (f)		2,880	2,930
Colombian Republic:
5.625% 2/26/44		1,300	1,456
6.125% 1/18/41		3,855	4,616
7.375% 9/18/37		4,000	5,440
10.375% 1/28/33		6,560	10,365
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	213
Congo Republic 3.5% 6/30/29 (e)		10,890	9,890
Costa Rican Republic:
4.25% 1/26/23 (f)		2,445	2,347
4.375% 4/30/25 (f)		1,380	1,289
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Costa Rican Republic: - continued
5.625% 4/30/43 (f)		$ 680	$ 608
7% 4/4/44 (f)		2,790	2,902
Croatia Republic:
5.5% 4/4/23 (f)		3,735	3,880
6% 1/26/24 (f)		1,300	1,394
6.25% 4/27/17 (f)		3,285	3,558
6.375% 3/24/21 (f)		4,110	4,516
6.625% 7/14/20 (f)		3,205	3,582
6.75% 11/5/19 (f)		3,540	3,969
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		1,600	1,626
5.875% 7/25/22 (f)		1,960	2,016
5.875% 7/25/22		825	849
6% 1/14/19 (f)		3,075	3,236
6.25% 10/4/20 (f)		6,180	6,572
6.25% 7/27/21 (f)		3,140	3,313
7.4% 1/22/15 (f)		2,450	2,521
Dominican Republic:
1.1344% 8/30/24 (k)		6,188	5,384
5.875% 4/18/24 (f)		2,300	2,400
7.45% 4/30/44 (f)		4,805	5,145
7.5% 5/6/21 (f)		4,825	5,508
9.04% 1/23/18 (f)		1,215	1,341
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	28,650	40,647
2% 7/15/24	EUR	34,050	48,846
El Salvador Republic:
7.625% 2/1/41 (f)		1,280	1,344
7.65% 6/15/35 (Reg. S)		2,020	2,185
8.25% 4/10/32 (Reg. S)		1,137	1,293
French Government:
OAT 3.25% 5/25/45	EUR	19,700	29,973
1% 5/25/19	EUR	35,500	49,683
Georgia Republic 6.875% 4/12/21 (f)		1,870	2,118
German Federal Republic 1.75% 2/15/24	EUR	16,525	23,742
Hungarian Republic:
4.125% 2/19/18		2,810	2,929
5.375% 3/25/24		2,008	2,149
5.75% 11/22/23		3,305	3,644
7.625% 3/29/41		5,063	6,484
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic:
3.375% 4/15/23 (f)		$ 2,250	$ 2,087
4.875% 5/5/21 (f)		6,360	6,678
5.25% 1/17/42 (f)		3,750	3,563
5.375% 10/17/23		2,450	2,600
5.875% 3/13/20 (f)		5,365	5,955
6.625% 2/17/37 (f)		4,415	4,901
6.75% 1/15/44 (f)		4,925	5,664
7.75% 1/17/38 (f)		9,600	11,964
8.5% 10/12/35 (Reg. S)		8,640	11,448
11.625% 3/4/19 (f)		5,145	7,014
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		9,610	9,898
7.25% 4/15/19 (f)		8,310	8,497
8.25% 4/15/24 (f)		1,375	1,418
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,066	34,194
5.5% 12/4/23		7,426	9,039
Italian Republic:
4% 2/1/37	EUR	10,350	14,967
4.75% 5/1/17	EUR	18,650	28,313
4.75% 9/1/44	EUR	12,450	19,435
Ivory Coast 7.7743% 12/31/32 (e)		7,140	6,917
Japan Government:
0.1% 4/15/15	JPY	6,753,000	66,684
0.1% 10/15/15	JPY	5,363,200	52,957
1.8% 3/20/43	JPY	1,075,000	10,935
1.9% 9/20/30	JPY	6,875,000	75,926
Jordanian Kingdom:
2.503% 10/30/20		22,090	22,366
3.875% 11/12/15		2,825	2,839
Lebanese Republic:
4% 12/31/17		9,392	9,369
4.75% 11/2/16		2,345	2,372
5.15% 11/12/18		2,455	2,467
5.45% 11/28/19		4,635	4,647
6.375% 3/9/20		3,500	3,666
Moroccan Kingdom:
4.25% 12/11/22 (f)		2,835	2,839
5.5% 12/11/42 (f)		1,700	1,671
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Panamanian Republic:
6.7% 1/26/36		$ 1,570	$ 1,937
8.875% 9/30/27		1,600	2,288
9.375% 4/1/29		1,395	2,076
Peruvian Republic:
4% 3/7/27 (e)		4,905	4,905
8.75% 11/21/33		5,855	8,911
Philippine Republic:
7.75% 1/14/31		5,825	8,046
9.5% 2/2/30		5,755	8,999
10.625% 3/16/25		4,375	6,863
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		2,440	2,447
5.95% 8/22/23 (f)		3,365	3,550
Provincia de Cordoba 12.375% 8/17/17 (f)		5,350	5,149
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		3,570	3,525
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,300	2,507
Republic of Armenia 6% 9/30/20 (f)		7,325	7,728
Republic of Iraq 5.8% 1/15/28 (Reg. S)		9,905	8,915
Republic of Namibia 5.5% 11/3/21 (f)		1,280	1,371
Republic of Nigeria 6.75% 1/28/21 (f)		1,230	1,358
Republic of Paraguay 4.625% 1/25/23 (f)		735	747
Republic of Serbia:
5.25% 11/21/17 (f)		1,870	1,949
5.875% 12/3/18 (f)		3,910	4,159
6.75% 11/1/24 (f)		7,573	7,660
7.25% 9/28/21 (f)		2,300	2,622
Republic of Zambia 5.375% 9/20/22 (f)		1,625	1,530
Romanian Republic:
4.375% 8/22/23 (f)		3,240	3,320
6.125% 1/22/44 (f)		3,976	4,518
6.75% 2/7/22 (f)		5,168	6,169
Russian Federation:
4.5% 4/4/22 (f)		2,200	2,250
4.875% 9/16/23 (f)		6,600	6,815
5.625% 4/4/42 (f)		4,600	4,796
5.875% 9/16/43 (f)		4,200	4,484
7.5% 3/31/30 (Reg. S)		29,630	34,315
12.75% 6/24/28 (Reg. S)		16,145	27,955
South African Republic 5.875% 9/16/25		1,180	1,312
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Spanish Kingdom:
2.1% 4/30/17	EUR	31,250	$ 44,370
2.75% 10/31/24 (Reg. S)	EUR	8,850	12,083
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		$ 2,500	2,488
Turkish Republic:
5.125% 3/25/22		3,345	3,534
5.625% 3/30/21		3,975	4,333
6.25% 9/26/22		4,070	4,586
6.75% 4/3/18		4,905	5,538
6.75% 5/30/40		4,720	5,507
6.875% 3/17/36		9,950	11,716
7% 3/11/19		3,435	3,954
7.25% 3/5/38		6,115	7,552
7.375% 2/5/25		9,415	11,439
7.5% 11/7/19		6,960	8,251
8% 2/14/34		1,805	2,374
11.875% 1/15/30		3,415	5,842
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		4,725	4,465
Ukraine Government:
1.844% 5/16/19		8,384	8,375
7.75% 9/23/20 (f)		2,245	2,142
9.25% 7/24/17 (f)		6,290	6,369
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	22,450	37,604
2.25% 9/7/23	GBP	15,000	24,795
2.75% 1/22/15	GBP	51,700	89,581
3.5% 7/22/68	GBP	16,875	29,811
United Mexican States:
4.75% 3/8/44		9,400	9,588
5.55% 1/21/45		1,950	2,218
6.05% 1/11/40		9,706	11,764
6.75% 9/27/34		6,950	9,000
7.5% 4/8/33		2,420	3,340
8.3% 8/15/31		2,325	3,410
United Republic of Tanzania 6.332% 3/9/20 (k)		1,410	1,502
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,280	8,541
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		83,803	1,844
5.75% 2/26/16 (Reg S.)		22,185	21,009
6% 12/9/20		3,740	2,870
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
7% 3/31/38		$ 3,070	$ 2,157
8.5% 10/8/14		16,355	16,396
9% 5/7/23 (Reg. S)		14,515	12,410
9.25% 9/15/27		4,345	3,737
9.25% 5/7/28 (Reg. S)		4,700	3,948
9.375% 1/13/34		4,355	3,669
11.75% 10/21/26 (Reg. S)		8,040	7,871
11.95% 8/5/31 (Reg. S)		16,080	15,758
12.75% 8/23/22		12,210	12,546
13.625% 8/15/18		6,030	6,512
Vietnamese Socialist Republic:
1.1875% 3/12/16 (k)		1,910	1,680
4% 3/12/28 (e)		12,492	11,367
6.875% 1/15/16 (f)		3,150	3,371
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,953,837)			2,053,348
Supranational Obligations - 0.1%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	147,000	2,439
Inter-American Development Bank 4.75% 10/25/15(Reg. S)	INR	53,400	866
International Finance Corp. 7.75% 12/3/16	INR	93,000	1,564
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	4,697	6,530
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $10,945)			11,399
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.3%
Remy International, Inc.	172,410	4,026
TRW Automotive Holdings Corp. (a)	258,565	23,147
		27,173
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	121,509	$ 3,233
warrants 7/10/19 (a)	121,509	2,255
Motors Liquidation Co. GUC Trust (a)	31,864	816
		6,304
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(r)	27,059	41
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC (a)	31,652	82
Station Holdco LLC (a)(p)(r)	4,160,035	10,733
Station Holdco LLC:
unit (a)(p)(r)	47,684	12
warrants 6/15/18 (a)(p)(r)	165,967	43
		10,870
Media - 0.1%
Haights Cross Communications, Inc. (a)	13,227	0
Interpublic Group of Companies, Inc.	272,638	5,319
TOTAL CONSUMER DISCRETIONARY		49,707
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	188,460	818
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A	3,519,861	0
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	60,966	1,127
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	0
Airlines - 0.0%
Delta Air Lines, Inc.	18,356	711
Building Products - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	6,267	241
Commercial Services & Supplies - 0.1%
WP Rocket Holdings, Inc.	1,945,296	2,432
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	10,813	$ 0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	5,465	459
Class B (a)	1,821	153
		612
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	361,938	9,441
TOTAL INDUSTRIALS		13,437
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	44,695	630
Spansion, Inc. Class A (a)	1,756	37
		667
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,043	532
Metals & Mining - 0.0%
Aleris International, Inc. (a)(r)	34,504	1,111
TOTAL MATERIALS		1,643
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	232
TOTAL COMMON STOCKS (Cost $63,544)		67,631
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	75,817	579
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp. 6.50% (a)	281,100	$ 15,164
TOTAL CONVERTIBLE PREFERRED STOCKS		15,743
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K, 6.375% (a)	198,576	5,227
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	22,281	22,337
TOTAL FINANCIALS		27,564
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	1,423,504	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		27,564
TOTAL PREFERRED STOCKS (Cost $26,043)		43,307
Bank Loan Obligations - 2.7%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (k)	$ 9,335	9,312
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (k)	1,340	1,365
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	1,922	1,989
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (k)	8,226	8,226
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	2,241	2,233
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
TGI Friday's, Inc.:
Tranche B 1LN, term loan 6/30/20 (q)	$ 1,395	$ 1,397
Tranche B 2LN, term loan 6/30/21 (q)	1,555	1,532
		26,054
Media - 0.1%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (k)	1,935	1,935
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (k)	8,461	8,477
		10,412
Specialty Retail - 0.0%
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (k)	722	713
TOTAL CONSUMER DISCRETIONARY		37,179
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)	2,505	2,524
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (k)	6,453	6,453
TOTAL CONSUMER STAPLES		8,977
ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (k)	3,607	3,594
Oil, Gas & Consumable Fuels - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (k)	2,728	2,840
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (k)	14,255	14,718
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	1,705	1,735
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)	$ 865	$ 888
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (k)	885	881
		21,062
TOTAL ENERGY		24,656
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (k)	965	993
Sheridan Investment Partners I term loan 4.25% 12/16/20 (k)	1,274	1,274
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (k)	177	177
Tranche M, term loan 4.25% 12/16/20 (k)	66	66
TransUnion LLC Tranche B, term loan 4% 4/9/21 (k)	9,576	9,576
		12,086
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	361	361
TOTAL FINANCIALS		12,447
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (k)	10,800	10,854
INDUSTRIALS - 0.2%
Airlines - 0.0%
Northwest Airlines Corp. Tranche A, term loan 1.99% 12/24/18 (k)	2,377	2,234
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	1,485	1,487
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	2,950	3,009
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	1,496	1,511
		6,007
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.7101% 9/21/16 (k)	$ 7,376	$ 7,376
TOTAL INDUSTRIALS		15,617
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (k)	2,090	2,071
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (k)	8,410	8,442
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (k)	5,925	6,132
TOTAL INFORMATION TECHNOLOGY		16,645
MATERIALS - 0.1%
Chemicals - 0.0%
Momentive Performance Materials, Inc. term loan 4% 4/15/15 (k)	960	962
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)	3,791	3,776
Metals & Mining - 0.0%
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (k)	2,506	2,519
TOTAL MATERIALS		7,257
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	6,083	6,296
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (k)	340	347
		6,643
Bank Loan Obligations - continued
	Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (k)	$ 2,905	$ 2,890
TOTAL TELECOMMUNICATION SERVICES		9,533
UTILITIES - 1.0%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	1,547	1,543
Independent Power Producers & Energy Traders - 1.0%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (k)	89,944	89,944
TOTAL UTILITIES		91,487
TOTAL BANK LOAN OBLIGATIONS (Cost $231,627)		234,652
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	3,124	3,030
Goldman Sachs 1.1875% 12/14/19 (k)	3,304	3,205
Mizuho 1.1875% 12/14/19 (k)	1,916	1,858
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,559)		8,093
Fixed-Income Funds - 0.5%
Shares
Fidelity Floating Rate Central Fund (l) (Cost $28,016)	411,981	44,828
Preferred Securities - 2.0%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	$ 6,245	6,537
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	$ 3,035	$ 3,200
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	2,450	2,459
FINANCIALS - 1.8%
Banks - 1.7%
Bank of America Corp.:
5.125% (g)(k)	9,825	9,807
5.2% (g)(k)	20,930	20,130
8% (g)(k)	2,600	2,965
8.125% (g)(k)	1,840	2,089
Barclays Bank PLC 7.625% 11/21/22	14,175	16,301
Citigroup, Inc.:
5.9% (g)(k)	11,900	12,283
5.95% (g)(k)	21,665	22,423
6.3% (g)(k)	1,975	2,033
JPMorgan Chase & Co.:
5% (g)(k)	11,815	11,807
6% (g)(k)	19,830	20,720
6.125% (g)(k)	5,415	5,637
6.75% (g)(k)	2,975	3,290
Wells Fargo & Co.:
5.9% (g)(k)	18,395	19,660
7.98% (g)(k)	1,675	1,945
		151,090
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.7% (g)(k)	11,484	11,979
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	320	323
TOTAL FINANCIALS		163,392
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	250	259
Preferred Securities - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	$ 5,725	$ 5,419
TOTAL PREFERRED SECURITIES (Cost $177,142)		181,266
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,396,143	0
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.11% (b) (Cost $279,240)	279,239,927	279,240
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 22,596	89
Call Options - 0.0%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	22,596	1,207
TOTAL PURCHASED SWAPTIONS (Cost $1,350)			1,296
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $8,286,509)	8,716,813
NET OTHER ASSETS (LIABILITIES) - 0.9%	78,038
NET ASSETS - 100%	$ 8,794,851
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
149 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	$ 18,651	$ 53
387 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2014	84,983	(25)
318 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	37,989	(25)
202 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	27,712	309
208 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2014	31,187	511
TOTAL TREASURY CONTRACTS		$ 200,522	$ 823

The face value of futures purchased as a percentage of net assets is 2.3%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Sep. 2016	$ 6,112	3-month LIBOR	1%	$ (3)	$ 0	$ (3)
CME	Sep. 2019	3,627	3-month LIBOR	2.25%	(25)	0	(25)
CME	Sep. 2024	57,303	3-month LIBOR	3.25%	(726)	0	(726)
CME	Sep. 2044	562	4%	3-month LIBOR	14	0	14
TOTAL INTEREST RATE SWAPS					$ (740)	$ 0	$ (740)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,729,458,000 or 19.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,756,000.
(j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,657,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,940,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 52
Station Holdco LLC	6/17/11 - 3/15/12	$ 4,249
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 2
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 12,787
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 133
Fidelity Floating Rate Central Fund	1,082
Total	$ 1,215
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 44,276	$ -	$ -	$ 44,828	3.2%
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,707	$ 38,796	$ -	$ 10,911
Consumer Staples	1,397	-	818	579
Financials	27,564	5,227	22,337	-
Health Care	1,127	-	-	1,127
Industrials	13,437	952	-	12,485
Information Technology	667	667	-	-
Materials	1,643	532	-	1,111
Utilities	15,396	15,396	-	-
Corporate Bonds	3,652,367	-	3,652,256	111
U.S. Government and Government Agency Obligations	1,598,040	-	1,598,040	-
U.S. Government Agency - Mortgage Securities	194,566	-	194,566	-
Collateralized Mortgage Obligations	260,852	-	260,852	-
Commercial Mortgage Securities	85,928	-	85,928	-
Foreign Government and Government Agency Obligations	2,053,348	-	2,048,443	4,905
Supranational Obligations	11,399	-	11,399	-
Bank Loan Obligations	234,652	-	229,167	5,485
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Sovereign Loan Participations	$ 8,093	$ -	$ -	$ 8,093
Fixed-Income Funds	44,828	44,828	-	-
Preferred Securities	181,266	-	174,729	6,537
Other	-	-	-	-
Money Market Funds	279,240	279,240	-	-
Purchased Swaptions	1,296	-	1,296	-
Total Investments in Securities:	$ 8,716,813	$ 385,638	$ 8,279,831	$ 51,344
Other Derivative Instruments:
Assets
Futures Contracts	$ 873	$ 873	$ -	$ -
Swaps	14	-	14	-
Total Assets	$ 887	$ 873	$ 14	$ -
Liabilities
Futures Contracts	$ (50)	$ (50)	$ -	$ -
Swaps	(754)	-	(754)	-
Total Liabilities	$ (804)	$ (50)	$ (754)	$ -
Total Other Derivative Instruments:	$ 83	$ 823	$ (740)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 873	$ (50)
Purchased Swaptions (b)	1,296	-
Swaps (c)	14	(754)
Total Value of Derivatives	$ 2,183	$ (804)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	61.8%
Italy	3.7%
Canada	3.3%
Luxembourg	2.9%
Netherlands	2.7%
United Kingdom	2.6%
Japan	2.4%
Venezuela	2.1%
France	1.5%
Bermuda	1.4%
Indonesia	1.3%
Turkey	1.3%
Mexico	1.2%
Argentina	1.2%
Russia	1.0%
Others (Individually Less Than 1%)	9.6%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,979,253)	$ 8,392,745
Fidelity Central Funds (cost $307,256)	324,068
Total Investments (cost $8,286,509)		$ 8,716,813
Cash		685
Receivable for investments sold		96,035
Receivable for fund shares sold		8,984
Dividends receivable		80
Interest receivable		99,504
Distributions receivable from Fidelity Central Funds		205
Receivable for daily variation margin for derivative instruments		132
Receivable from investment adviser for expense reductions		5
Other receivables		4
Total assets		8,922,447

Liabilities
Payable for investments purchased Regular delivery	$ 99,320
Delayed delivery	13,579
Payable for fund shares redeemed	6,643
Distributions payable	2,947
Accrued management fee	4,081
Other affiliated payables	885
Other payables and accrued expenses	141
Total liabilities		127,596

Net Assets		$ 8,794,851
Net Assets consist of:
Paid in capital		$ 8,264,263
Undistributed net investment income		29,649
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		70,303
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		430,636
Net Assets, for 779,411 shares outstanding		$ 8,794,851
Net Asset Value, offering price and redemption price per share ($8,794,851 ÷ 779,411 shares)		$ 11.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2014

Investment Income
Dividends		$ 2,708
Interest		190,448
Income from Fidelity Central Funds		1,215
Total income		194,371

Expenses
Management fee	$ 23,850
Transfer agent fees	4,497
Accounting and security lending fees	756
Custodian fees and expenses	123
Independent trustees' compensation	16
Registration fees	100
Audit	92
Legal	20
Miscellaneous	41
Total expenses before reductions	29,495
Expense reductions	(25)	29,470
Net investment income (loss)		164,901
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,772
Foreign currency transactions	72
Futures contracts	4,228
Swaps	(2,393)
Total net realized gain (loss)		101,679
Change in net unrealized appreciation (depreciation) on: Investment securities	225,759
Assets and liabilities in foreign currencies	(327)
Futures contracts	2,664
Swaps	(2,257)
Total change in net unrealized appreciation (depreciation)		225,839
Net gain (loss)		327,518
Net increase (decrease) in net assets resulting from operations		$ 492,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 164,901	$ 370,359
Net realized gain (loss)	101,679	62,943
Change in net unrealized appreciation (depreciation)	225,839	(417,963)
Net increase (decrease) in net assets resulting from operations	492,419	15,339
Distributions to shareholders from net investment income	(161,209)	(357,199)
Distributions to shareholders from net realized gain	-	(112,305)
Total distributions	(161,209)	(469,504)
Share transactions Proceeds from sales of shares	778,658	1,661,088
Reinvestment of distributions	143,120	418,573
Cost of shares redeemed	(868,757)	(3,719,566)
Net increase (decrease) in net assets resulting from share transactions	53,021	(1,639,905)
Total increase (decrease) in net assets	384,231	(2,094,070)

Net Assets
Beginning of period	8,410,620	10,504,690
End of period (including undistributed net investment income of $29,649 and undistributed net investment income of $25,957, respectively)	$ 8,794,851	$ 8,410,620
Other Information Shares
Sold	70,392	148,269
Issued in reinvestment of distributions	12,905	37,856
Redeemed	(78,824)	(335,286)
Net increase (decrease)	4,473	(149,161)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 11.37	$ 10.81	$ 11.09	$ 10.81	$ 8.72
Income from Investment Operations
Net investment income (loss) D	.214	.431	.464	.512	.579	.626
Net realized and unrealized gain (loss)	.426	(.391)	.693	(.006)	.469	2.074
Total from investment operations	.640	.040	1.157	.506	1.048	2.700
Distributions from net investment income	(.210)	(.416)	(.430)	(.538)	(.548)	(.530)
Distributions from net realized gain	-	(.144)	(.167)	(.248)	(.220)	(.080)
Total distributions	(.210)	(.560)	(.597)	(.786)	(.768)	(.610)
Net asset value, end of period	$ 11.28	$ 10.85	$ 11.37	$ 10.81	$ 11.09	$ 10.81
Total ReturnB, C	5.94%	.38%	10.90%	4.64%	9.93%	31.77%
Ratios to Average Net AssetsE, G
Expenses before reductions	.70%A	.69%	.70%	.70%	.71%	.74%
Expenses net of fee waivers, if any	.70%A	.69%	.70%	.70%	.71%	.74%
Expenses net of all reductions	.70%A	.69%	.70%	.70%	.71%	.74%
Net investment income (loss)	3.91%A	3.87%	4.15%	4.59%	5.22%	6.33%
Supplemental Data
Net assets, end of period (in millions)	$ 8,795	$ 8,411	$ 10,505	$ 8,806	$ 8,034	$ 7,229
Portfolio turnover rateF	125%A	135%	127%	229%	203%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, options transactions, swaps, foreign currency transactions, market discount, partnerships (including allocations from the Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales, futures transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 520,273
Gross unrealized depreciation	(64,529)
Net unrealized appreciation (depreciation) on securities and other investments	$ 455,744

Tax cost	$ 8,261,069

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 4,228	$ 2,664
Purchased Options	-	(54)
Swaps	(2,393)	(2,257)
Totals (a)	$ 1,835	$ 353

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

Semiannual Report

4. Derivative Instruments - continued

Options - continued

underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,130,577 and $2,996,169, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $54.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $23.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at June 30, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 19, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

FIL Investments (Japan) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FSN-USAN-0814
1.787791.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Institutional Class

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Global
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.00%
Actual		$ 1,000.00	$ 1,051.40	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 1,051.40	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 1,047.00	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Global Bond	.75%
Actual		$ 1,000.00	$ 1,052.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,052.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Currency Exposure (% of fund's net assets)
	As of June 30, 2014	As of December 31, 2013
US Dollar	41.7%	43.9%
European Monetary Unit	26.0%	26.3%
Japanese Yen	11.3%	11.0%
British Pound	4.8%	5.1%
Canada	2.8%	2.3%
Other	13.4%	11.4%

Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
United States of America 31.4%	United States of America 35.0%
Japan 9.0%	Japan 2.1%
United Kingdom 7.5%	United Kingdom 6.9%
France 7.4%	France 12.3%
Germany 5.5%	Germany 4.6%
Italy 5.0%	Italy 1.8%
Spain 3.0%	Spain 1.6%
Mexico 2.8%	Mexico 3.6%
Canada 2.7%	Canada 2.6%
Other 25.7%	Other 29.5%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations 16.9%	U.S. Government and U.S. Government Agency Obligations 5.2%
AAA 11.7%	AAA 9.1%
AA 20.6%	AA 20.3%
A 8.8%	A 5.7%
BBB 31.0%	BBB 28.6%
BB and Below 5.5%	BB and Below 12.3%
Not Rated 5.1%	Not Rated 8.1%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 10.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2014
6 months ago
Years	8.4	7.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	6.2	5.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Corporate Bonds 25.7%		Corporate Bonds 33.4%
	U.S. Government and U.S. Government Agency Obligations 16.9%		U.S. Government and U.S. Government Agency Obligations 5.2%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 5.1%
	Municipal Bonds 0.6%		Municipal Bonds 0.2%
	Foreign Government and Government Agency Obligations 46.3%		Foreign Government and Government Agency Obligations 43.4%
	Other Investments 5.5%		Other Investments 2.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 10.7%
* Futures and Swaps	6.8%	** Futures and Swaps	0.7%
* Foreign Currency Contracts	(0.3)%	** Foreign Currency Contracts	(0.9)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non- money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.7%
		Principal Amount (b)	Value
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	$ 213,801
Cayman Islands - 1.3%
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	71,610
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (g)	GBP	195,000	356,436
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	200,000	370,124
TOTAL CAYMAN ISLANDS			798,170
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		250,000	260,229
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	329,238
France - 1.3%
BPCE SA 2.75% 7/8/26 (Reg. S) (e)(g)	EUR	400,000	542,657
Numericable Group SA 5.375% 5/15/22 (c)	EUR	200,000	290,634
TOTAL FRANCE			833,291
Germany - 0.2%
Bayer AG 3% 7/1/75 (Reg S.) (g)	EUR	100,000	138,430
Ireland - 1.3%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		280,000	299,600
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 1/15/22 (Reg S.) (e)	EUR	400,000	540,895
TOTAL IRELAND			840,495
Italy - 1.6%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	343,010
Enel SpA 5% 1/15/75 (g)	EUR	100,000	143,982
Intesa Sanpaolo SpA 5.017% 6/26/24 (c)		507,000	512,703
TOTAL ITALY			999,695
Luxembourg - 0.7%
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.) (e)	EUR	143,000	195,320
7.375% 2/15/18	EUR	150,000	216,692
TOTAL LUXEMBOURG			412,012
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		$ 133,000	$ 138,453
6.5% 6/2/41		333,000	387,113
TOTAL MEXICO			525,566
Netherlands - 1.4%
ASML Holding NV 3.375% 9/19/23	EUR	200,000	297,199
Petrobras Global Finance BV 5.625% 5/20/43		87,000	78,735
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	329,273
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	144,975
TOTAL NETHERLANDS			850,182
Norway - 0.1%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	72,341
Singapore - 0.4%
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		250,000	239,748
Sweden - 0.5%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	285,266
United Arab Emirates - 0.5%
Emirates Telecommunications Corp. 2.75% 6/18/26	EUR	243,000	332,740
United Kingdom - 5.5%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	341,674
Aviva PLC 3.875% 7/3/44 (Reg. S) (g)	EUR	250,000	340,093
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	398,328
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	150,000	294,199
HSBC Bank PLC:
5% 3/20/23 (g)	GBP	150,000	271,735
6.5% 7/7/23 (Reg. S)	GBP	150,000	301,136
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	354,117
Legal & General Group PLC 10% 7/23/41 (g)	GBP	100,000	229,389
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	170,235
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	281,292
WM Morrison Supermarkets PLC 4.75% 7/4/29 (Reg. S)	GBP	300,000	500,461
TOTAL UNITED KINGDOM			3,482,659
United States of America - 8.9%
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	92,093
Aon Corp. 5% 9/30/20		67,000	75,140
Bank of America Corp. 5.7% 1/24/22		75,000	86,772
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Brandywine Operating Partnership LP 3.95% 2/15/23		$ 183,000	$ 184,127
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	192,850
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	179,200
Comcast Corp. 4.65% 7/15/42		115,000	119,018
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	161,392
Discover Financial Services 3.85% 11/21/22		213,000	216,751
Duke Realty LP 6.5% 1/15/18		87,000	99,458
Equity One, Inc. 3.75% 11/15/22		183,000	181,266
ERP Operating LP 4.625% 12/15/21		213,000	234,353
Fifth Third Bancorp 8.25% 3/1/38		67,000	98,462
FirstEnergy Corp. 7.375% 11/15/31		340,000	401,356
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	109,523
Lazard Group LLC 4.25% 11/14/20		27,000	28,283
Liberty Property LP:
3.375% 6/15/23		233,000	226,005
4.75% 10/1/20		67,000	72,729
NiSource Finance Corp.:
4.45% 12/1/21		100,000	107,592
5.25% 2/15/43		240,000	258,072
Prudential Financial, Inc. 4.5% 11/16/21		200,000	220,069
Puget Energy, Inc. 5.625% 7/15/22		160,000	185,743
Regions Financial Corp. 7.75% 11/10/14		80,000	81,998
Reynolds American, Inc. 3.25% 11/1/22		347,000	334,599
Sprint Communications, Inc. 7% 8/15/20		170,000	188,063
The AES Corp. 4.875% 5/15/23		200,000	198,000
The Dow Chemical Co. 4.125% 11/15/21		120,000	128,727
Verizon Communications, Inc.:
4.5% 9/15/20		280,000	307,943
6.4% 9/15/33		98,000	119,884
6.55% 9/15/43		349,000	438,473
WellPoint, Inc.:
3.3% 1/15/23		183,000	182,685
4.625% 5/15/42		73,000	74,193
TOTAL UNITED STATES OF AMERICA			5,584,819
TOTAL NONCONVERTIBLE BONDS (Cost $15,620,818)			16,198,682
Commercial Mortgage Securities - 4.6%
		Principal Amount (b)	Value
United States of America - 4.6%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		$ 310,000	$ 336,753
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		743,168	811,320
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	544,473
Series 2007-C32 Class A3, 5.7454% 6/15/49 (g)		225,000	247,324
Series 2007-C33 Class A4, 5.9436% 2/15/51 (g)		900,000	984,813
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,022,598)			2,924,683
U.S. Government and Government Agency Obligations - 16.6%

U.S. Treasury Obligations - 16.6%
U.S. Treasury Bonds:
3.375% 5/15/44		314,000	315,472
3.625% 2/15/44		571,000	601,334
3.75% 11/15/43		255,000	274,842
U.S. Treasury Notes:
0.625% 8/31/17		1,301,000	1,286,465
0.75% 2/28/18		4,885,000	4,807,532
1.5% 2/28/19		505,000	504,053
1.625% 3/31/19		1,466,000	1,470,122
1.625% 4/30/19		550,000	550,903
2.5% 5/15/24		278,000	277,435
2.75% 2/15/24		353,000	360,777
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,405,452)			10,448,935
Foreign Government and Government Agency Obligations - 46.4%

Australia - 1.9%
Australian Commonwealth:
2.75% 4/21/24	AUD	680,000	598,970
4.75% 6/15/16	AUD	489,000	480,469
5.5% 4/21/23	AUD	38,000	41,340
5.75% 7/15/22	AUD	58,000	63,712
TOTAL AUSTRALIA			1,184,491
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 0.8%
Belgian Kingdom:
2.25% 6/22/23	EUR	224,000	$ 326,133
2.6% 6/22/24 (Reg.S) (c)	EUR	100,000	148,162
TOTAL BELGIUM			474,295
Brazil - 1.8%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		200,000	215,000
Brazilian Federative Republic 2.625% 1/5/23		960,000	886,560
TOTAL BRAZIL			1,101,560
Canada - 2.7%
Canadian Government:
1.25% 2/1/16	CAD	433,000	406,960
1.25% 3/1/18	CAD	330,000	308,160
2.75% 6/1/22 (f)	CAD	526,000	520,326
4% 6/1/41	CAD	118,000	135,656
5% 6/1/37	CAD	110,000	142,330
5.75% 6/1/29	CAD	49,000	64,159
Ontario Province 4.65% 6/2/41	CAD	110,000	119,184
TOTAL CANADA			1,696,775
Chile - 0.8%
Chilean Republic:
2.25% 10/30/22		500,000	471,000
6% 3/1/18	CLP	30,000,000	57,503
TOTAL CHILE			528,503
Czech Republic - 0.4%
Czech Republic:
0.5% 7/28/16	CZK	1,290,000	64,629
1.5% 10/29/19	CZK	1,830,000	95,454
2.5% 8/25/28	CZK	80,000	4,141
4.2% 12/4/36	CZK	270,000	16,483
5.7% 5/25/24	CZK	900,000	62,234
TOTAL CZECH REPUBLIC			242,941
Denmark - 0.4%
Danish Kingdom 1.5% 11/15/23	DKK	1,270,000	237,423
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
France - 5.6%
French Government:
OAT 3.25% 5/25/45	EUR	110,000	$ 167,364
1% 5/25/18	EUR	1,580,000	2,218,641
1% 5/25/19	EUR	170,000	237,917
2.25% 5/25/24	EUR	500,000	725,480
5.75% 10/25/32	EUR	90,000	185,397
TOTAL FRANCE			3,534,799
Germany - 3.4%
German Federal Republic:
1.5% 5/15/24	EUR	122,000	170,907
1.75% 7/4/22	EUR	702,000	1,024,066
1.75% 2/15/24	EUR	92,000	132,181
2.25% 9/4/20	EUR	3,000	4,531
4% 1/4/37	EUR	70,000	127,722
4.75% 7/4/34	EUR	355,000	699,568
TOTAL GERMANY			2,158,975
Indonesia - 1.5%
Indonesian Republic 6.875% 1/17/18 (Reg. S)		850,000	972,188
Ireland - 0.3%
Irish Republic:
4.5% 4/18/20	EUR	34,000	55,079
5.4% 3/13/25	EUR	25,000	43,376
5.5% 10/18/17	EUR	62,000	98,792
TOTAL IRELAND			197,247
Israel - 0.4%
Israeli State:
3.75% 3/31/24	ILS	171,000	53,846
5.5% 1/31/22	ILS	296,000	104,697
6% 2/28/19	ILS	245,000	85,176
TOTAL ISRAEL			243,719
Italy - 3.4%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	601,000	847,918
3.5% 12/1/18	EUR	319,000	478,513
4.5% 5/1/23	EUR	28,000	44,096
4.5% 3/1/24	EUR	187,000	294,522
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - continued
Italian Republic:
3.75% 4/15/16	EUR	85,000	$ 122,944
5% 8/1/34	EUR	188,000	306,891
5% 9/1/40	EUR	19,000	30,764
6% 5/1/31	EUR	20,000	36,150
TOTAL ITALY			2,161,798
Japan - 9.0%
Japan Government:
0.2% 3/20/19	JPY	211,550,000	2,091,949
0.6% 3/20/23	JPY	15,500,000	154,838
0.6% 3/20/24	JPY	158,000,000	1,566,779
0.6% 6/20/24	JPY	1,500,000	14,846
1.2% 6/20/21	JPY	58,350,000	611,979
1.5% 3/20/34	JPY	12,450,000	124,730
1.6% 3/20/33	JPY	29,200,000	301,296
1.7% 12/20/43	JPY	6,000,000	59,468
1.7% 3/20/44	JPY	1,950,000	19,303
1.8% 3/20/43	JPY	31,450,000	319,920
1.8% 9/20/43	JPY	42,000,000	426,332
TOTAL JAPAN			5,691,440
Korea (South) - 1.5%
Korean Republic:
2.75% 3/10/18	KRW	658,700,000	650,187
3% 12/10/42	KRW	107,000,000	98,039
3.125% 3/10/19	KRW	12,860,000	12,843
3.5% 3/10/24	KRW	209,000,000	212,296
TOTAL KOREA (SOUTH)			973,365
Malaysia - 0.2%
Malaysian Government:
3.48% 3/15/23	MYR	450,000	134,801
3.814% 2/15/17	MYR	66,000	20,712
TOTAL MALAYSIA			155,513
Mexico - 2.0%
United Mexican States:
2.375% 4/9/21	EUR	258,000	360,522
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
3.625% 4/9/29	EUR	100,000	$ 143,434
8.5% 5/31/29	MXN	8,200,000	772,115
TOTAL MEXICO			1,276,071
Netherlands - 0.2%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	54,000	76,612
2.5% 1/15/33	EUR	50,000	72,475
TOTAL NETHERLANDS			149,087
New Zealand - 0.2%
New Zealand Government:
5.5% 4/15/23	NZD	26,000	24,529
6% 12/15/17	NZD	137,000	127,646
TOTAL NEW ZEALAND			152,175
Norway - 0.2%
Kingdom of Norway:
4.25% 5/19/17	NOK	191,000	33,572
4.5% 5/22/19	NOK	277,000	50,947
Norway Government Bond 3% 3/14/24	NOK	159,000	27,078
TOTAL NORWAY			111,597
Poland - 0.9%
Polish Government:
4% 10/25/23	PLN	275,000	94,447
5% 4/25/16	PLN	730,000	251,025
5.5% 10/25/19	PLN	530,000	195,393
TOTAL POLAND			540,865
Russia - 0.6%
Russian Federation:
7% 8/16/23	RUB	4,135,000	112,360
7.35% 1/20/16	RUB	6,295,000	184,079
7.5% 2/27/19	RUB	3,700,000	106,464
TOTAL RUSSIA			402,903
Singapore - 0.3%
Republic of Singapore 3.25% 9/1/20	SGD	202,000	176,776
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - 0.7%
South African Republic:
6.25% 3/31/36	ZAR	1,800,000	$ 125,638
7.75% 2/28/23	ZAR	2,900,000	265,821
8% 12/21/18	ZAR	467,000	44,622
TOTAL SOUTH AFRICA			436,081
Spain - 3.0%
Spanish Kingdom:
2.1% 4/30/17	EUR	423,000	600,597
3.75% 10/31/18	EUR	474,000	718,899
4.4% 10/31/23 (c)	EUR	271,000	426,123
5.15% 10/31/44	EUR	83,000	137,021
TOTAL SPAIN			1,882,640
Sweden - 1.0%
Swedish Kingdom 3.75% 8/12/17	SEK	3,800,000	623,028
Switzerland - 0.6%
Switzerland Confederation:
1.25% 6/11/24	CHF	249,000	296,733
3.5% 4/8/33	CHF	50,000	77,255
TOTAL SWITZERLAND			373,988
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,889,000	89,901
3.625% 6/16/23	THB	4,279,000	130,594
TOTAL THAILAND			220,495
Turkey - 0.6%
Turkish Republic:
8.3% 6/20/18	TRY	144,000	68,258
8.5% 9/14/22	TRY	198,000	92,570
8.8% 11/14/18	TRY	260,000	124,778
9% 1/27/16	TRY	244,000	116,610
TOTAL TURKEY			402,216
United Kingdom - 1.6%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	34,000	56,344
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
United Kingdom - continued
United Kingdom, Great Britain and Northern Ireland: - continued
4.25% 6/7/32	GBP	60,000	$ 116,997
4.5% 12/7/42	GBP	390,000	802,510
TOTAL UNITED KINGDOM			975,851
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,419,022)			29,278,805
Municipal Securities - 0.6%

United States of America - 0.6%
California Gen. Oblig. 7.5% 4/1/34		100,000	142,350
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	225,035
TOTAL MUNICIPAL SECURITIES (Cost $332,204)			367,385
Preferred Securities - 5.5%

Belgium - 0.4%
KBC Groupe SA 5.625% (Reg. S) (d)(g)	EUR	200,000	276,281
France - 0.5%
EDF SA 5.625% (Reg. S) (d)(g)		300,000	321,049
Germany - 1.9%
RWE AG 4.625% (d)(g)	EUR	845,000	1,230,895
Sweden - 0.7%
Vattenfall Treasury AB 5.25% (d)(g)	EUR	295,000	418,197
Switzerland - 1.5%
UBS AG 4.75% 2/12/26 (Reg. S) (g)	EUR	620,000	918,406
United Kingdom - 0.5%
Barclays Bank PLC 7.625% 11/21/22		250,000	287,499
TOTAL PREFERRED SECURITIES (Cost $3,393,540)			3,452,327
Fixed-Income Funds - 0.2%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $151,068)	1,428	$ 154,752
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (a) (Cost $2,058,943)	2,058,943	2,058,943
Purchased Swaptions - 0.1% (i)
	Expiration Date		Notional Amount (b)
Put Options - 0.1%
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	EUR	1,500,000	29,681
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .65%	10/15/14	EUR	6,500,000	32,036
TOTAL PURCHASED SWAPTIONS (Cost $41,125)				61,717
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $63,444,770)	64,946,229
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(1,890,451)
NET ASSETS - 100%	$ 63,055,778
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
7 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2014	$ 1,228,139	$ (4,266)
5 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2014	1,006,504	(6,742)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Bond Index Contracts - continued
6 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2014	$ 1,128,703	$ 1,824
4 LIFFE Medium Gilt Index Contracts (United Kingdom)	Sept. 2014	742,132	3,093
TOTAL BOND INDEX CONTRACTS		4,105,478	(6,091)
Treasury Contracts
14 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	1,752,406	(10,033)
TOTAL SOLD		$ 5,857,884	$ (16,124)

The face value of futures sold as a percentage of net assets is 9.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $5,559,170.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	AUD	Barclays Bank PLC, London	Buy	30,000	$ 27,974	$ 260
7/24/14	AUD	Barclays Bank PLC, London	Buy	109,000	101,724	859
7/24/14	AUD	Citibank NA	Buy	15,000	13,802	315
7/24/14	AUD	Citibank NA	Buy	18,000	16,771	169
7/24/14	CAD	Barclays Bank PLC, London	Buy	29,000	26,574	586
7/24/14	CAD	Barclays Bank PLC, London	Sell	22,000	20,233	(372)
7/24/14	CAD	Citibank NA	Sell	279,000	255,857	(5,442)
7/24/14	CAD	Deutsche Bank AG	Buy	346,000	321,251	2,797
7/24/14	CAD	Deutsche Bank AG	Sell	9,000	8,230	(199)
7/24/14	CAD	JPMorgan Chase Bank	Sell	13,000	11,908	(268)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	CHF	Barclays Bank PLC, London	Buy	13,000	$ 14,530	$ 132
7/24/14	CHF	Citibank NA	Buy	12,000	13,480	54
7/24/14	CHF	Citibank NA	Buy	393,000	443,331	(72)
7/24/14	CHF	JPMorgan Chase Bank	Sell	159,000	177,602	(1,732)
7/24/14	CLP	Barclays Bank PLC, London	Sell	32,146,000	57,942	(29)
7/24/14	CLP	Morgan Stanley Cap. Svcs. LLC	Buy	34,419,000	61,882	187
7/24/14	CZK	Citibank NA	Buy	181,000	9,109	(76)
7/24/14	CZK	JPMorgan Chase Bank	Sell	50,000	2,483	(13)
7/24/14	DKK	Barclays Bank PLC, London	Buy	121,000	22,074	152
7/24/14	DKK	Barclays Bank PLC, London	Sell	1,294,000	236,357	(1,332)
7/24/14	DKK	Citibank NA	Buy	1,373,000	253,414	(1,214)
7/24/14	EUR	BNP Paribas	Sell	983,000	1,352,282	6,128
7/24/14	EUR	Barclays Bank PLC, London	Buy	20,000	27,221	167
7/24/14	EUR	Barclays Bank PLC, London	Buy	57,000	78,101	(44)
7/24/14	EUR	Barclays Bank PLC, London	Buy	87,000	118,698	443
7/24/14	EUR	Barclays Bank PLC, London	Buy	153,000	208,541	983
7/24/14	EUR	Barclays Bank PLC, London	Buy	213,000	290,087	1,603
7/24/14	EUR	Barclays Bank PLC, London	Sell	131,000	177,471	(1,925)
7/24/14	EUR	Barclays Bank PLC, London	Sell	216,000	297,119	1,321
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	EUR	Barclays Bank PLC, London	Sell	229,000	$ 313,766	$ 166
7/24/14	EUR	Barclays Bank PLC, London	Sell	384,000	526,767	904
7/24/14	EUR	Barclays Bank PLC, London	Sell	534,000	732,141	863
7/24/14	EUR	Citibank NA	Buy	32,000	43,917	(95)
7/24/14	EUR	Citibank NA	Buy	38,000	51,747	291
7/24/14	EUR	Citibank NA	Buy	226,000	308,386	1,106
7/24/14	EUR	Deutsche Bank AG	Buy	237,000	323,668	888
7/24/14	EUR	Deutsche Bank AG	Sell	238,000	322,376	(3,549)
7/24/14	EUR	JPMorgan Chase Bank	Buy	650,000	886,337	3,795
7/24/14	GBP	Barclays Bank PLC, London	Buy	11,000	18,510	312
7/24/14	GBP	Barclays Bank PLC, London	Buy	14,000	23,445	509
7/24/14	GBP	Barclays Bank PLC, London	Buy	339,000	569,985	10,064
7/24/14	GBP	Barclays Bank PLC, London	Sell	184,000	309,503	(5,331)
7/24/14	GBP	Citibank NA	Buy	9,000	15,057	342
7/24/14	GBP	Citibank NA	Buy	190,000	317,992	7,108
7/24/14	GBP	JPMorgan Chase Bank	Buy	155,000	263,625	1,588
7/24/14	GBP	Morgan Stanley Cap. Svcs. LLC	Sell	1,388,000	2,342,535	(32,406)
7/24/14	HKD	Morgan Stanley Cap. Svcs. LLC	Buy	153,000	19,741	(8)
7/24/14	ILS	Citibank NA	Buy	446,000	128,958	985
7/24/14	ILS	JPMorgan Chase Bank	Sell	364,000	104,555	(1,497)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	JPY	Barclays Bank PLC, London	Buy	5,000,000	$ 49,344	$ 22
7/24/14	JPY	Barclays Bank PLC, London	Sell	650,000	6,348	(70)
7/24/14	JPY	Barclays Bank PLC, London	Sell	900,000	8,823	(63)
7/24/14	JPY	Barclays Bank PLC, London	Sell	6,150,000	60,420	(300)
7/24/14	JPY	Citibank NA	Buy	3,250,000	31,959	129
7/24/14	JPY	Goldman Sachs Bank USA	Buy	161,900,000	1,588,747	9,714
7/24/14	JPY	JPMorgan Chase Bank	Sell	350,000	3,418	(37)
7/24/14	KRW	Morgan Stanley Cap. Svcs. LLC	Buy	213,461,000	207,823	3,104
7/24/14	MXN	Citibank NA	Buy	17,350,000	1,327,353	7,511
7/24/14	MXN	Deutsche Bank AG	Sell	744,000	57,241	(1)
7/24/14	MXN	Goldman Sachs Bank USA	Sell	11,893,000	913,750	(1,267)
7/24/14	MYR	Barclays Bank PLC, London	Buy	233,000	71,969	594
7/24/14	MYR	Deutsche Bank AG	Sell	67,000	20,701	(164)
7/24/14	NOK	Barclays Bank PLC, London	Buy	21,000	3,521	(100)
7/24/14	NOK	Barclays Bank PLC, London	Buy	102,000	17,194	(581)
7/24/14	NOK	JPMorgan Chase Bank	Sell	15,000	2,493	50
7/24/14	NZD	Citibank NA	Sell	8,000	6,866	(122)
7/24/14	PLN	Barclays Bank PLC, London	Buy	62,000	20,334	47
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	PLN	JPMorgan Chase Bank	Sell	99,000	$ 32,433	$ (111)
7/24/14	RUB	Barclays Bank PLC, London	Sell	3,125,000	89,933	(1,519)
7/24/14	RUB	Morgan Stanley Cap. Svcs. LLC	Buy	819,000	22,922	1,046
7/24/14	SEK	Barclays Bank PLC, London	Buy	226,000	33,829	(15)
7/24/14	SEK	Barclays Bank PLC, London	Sell	501,000	76,347	1,389
7/24/14	SEK	JPMorgan Chase Bank	Sell	766,000	114,682	75
7/24/14	SGD	JPMorgan Chase Bank	Sell	10,000	7,960	(60)
7/24/14	THB	JPMorgan Chase Bank	Buy	858,000	26,171	277
7/24/14	THB	JPMorgan Chase Bank	Sell	649,000	19,787	(218)
7/24/14	TRY	JPMorgan Chase Bank	Buy	93,000	43,400	270
7/24/14	TRY	JPMorgan Chase Bank	Sell	149,000	69,824	(142)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	168,000	15,769	(40)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	441,000	42,058	(771)
						$ 8,120
For the period, the average monthly contract value for foreign currency contracts was $31,463,529. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (1)		Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	$ (6,201)	$ (16,217)	$ (22,418)
Kering SA	Dec. 2017	Credit Suisse Int'l	(1%)	EUR	100,000	(2,933)	(1,026)	(3,959)
Metro AG	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	150,000	(66)	(531)	(597)
Societe Generale	Jun. 2021	Credit Suisse Int'l	(5%)	EUR	150,000	(49,932)	50,090	158
Standard Chartered Bank	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	150,000	1,249	0	1,249
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(9,273)	(11,215)	(20,488)
Valeo SA	Sep. 2018	Barclays Bank PLC, London	(1%)	EUR	100,000	(2,632)	(1,937)	(4,569)
TOTAL CREDIT DEFAULT SWAPS						$ (69,788)	$ 19,164	$ (50,624)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.

For the period, the average monthly notional amount for swaps in the aggregate was $3,208,425.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,014,243 or 3.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $108,813.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) For the period, the average monthly notional amount for purchased swaptions was $6,043,620.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,243
Fidelity Mortgage Backed Securities Central Fund	43,257
Total	$ 44,500
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 2,951,796	$ 2,552,907	$ 5,469,976	$ 154,752	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 16,198,682	$ -	$ 16,198,682	$ -
Commercial Mortgage Securities	2,924,683	-	2,924,683	-
U.S. Government and Government Agency Obligations	10,448,935	-	10,448,935	-
Foreign Government and Government Agency Obligations	29,278,805	-	29,278,805	-
Municipal Securities	367,385	-	367,385	-
Preferred Securities	3,452,327	-	3,452,327	-
Fixed-Income Funds	154,752	154,752	-	-
Money Market Funds	2,058,943	2,058,943	-	-
Purchased Swaptions	61,717	-	61,717	-
Total Investments in Securities:	$ 64,946,229	$ 2,213,695	$ 62,732,534	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 69,305	$ -	$ 69,305	$ -
Futures Contracts	4,917	4,917	-	-
Swaps	1,249	-	1,249	-
Total Assets	$ 75,471	$ 4,917	$ 70,554	$ -
Liabilities
Foreign Currency Contracts	$ (61,185)	$ -	$ (61,185)	$ -
Futures Contracts	(21,041)	(21,041)	-	-
Swaps	(71,037)	-	(71,037)	-
Total Liabilities	$ (153,263)	$ (21,041)	$ (132,222)	$ -
Total Other Derivative Instruments:	$ (77,792)	$ (16,124)	$ (61,668)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 61,717	$ -
Swaps (d)	1,249	(71,037)
Total Credit Risk	62,966	(71,037)
Foreign Exchange Risk
Foreign Currency Contracts (a)	69,305	(61,185)
Interest Rate Risk
Futures Contracts (b)	4,917	(21,041)
Total Value of Derivatives	$ 137,188	$ (153,263)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.
(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $61,234,759)	$ 62,732,534
Fidelity Central Funds (cost $2,210,011)	2,213,695
Total Investments (cost $63,444,770)		$ 64,946,229
Cash		50,831
Foreign currency held at value (cost $729,025)		731,686
Receivable for investments sold		483,731
Unrealized appreciation on foreign currency contracts		69,305
Receivable for fund shares sold		103,393
Interest receivable		534,793
Distributions receivable from Fidelity Central Funds		522
Receivable for daily variation margin for derivative instruments		248
Bi-lateral OTC swaps, at value		1,249
Receivable from investment adviser for expense reductions		13,434
Total assets		66,935,421

Liabilities
Payable for investments purchased Regular delivery	$ 1,997,844
Delayed delivery	1,289,086
Unrealized depreciation on foreign currency contracts	61,185
Payable for fund shares redeemed	343,860
Bi-lateral OTC swaps, at value	71,037
Accrued management fee	29,265
Distribution and service plan fees payable	5,189
Other affiliated payables	8,406
Other payables and accrued expenses	73,771
Total liabilities		3,879,643

Net Assets		$ 63,055,778
Net Assets consist of:
Paid in capital		$ 63,722,187
Distributions in excess of net investment income		(55,638)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,022,224)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,411,453
Net Assets		$ 63,055,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,696,563 ÷ 471,664 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.37
Class T: Net Asset Value and redemption price per share ($3,168,250 ÷ 318,178 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.37
Class C: Net Asset Value and offering price per share ($4,291,288 ÷ 431,523 shares)A	$ 9.94

Global Bond: Net Asset Value, offering price and redemption price per share ($48,021,158 ÷ 4,820,720 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,878,519 ÷ 289,016 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2014

Investment Income
Dividends		$ 34,503
Interest		847,953
Income from Fidelity Central Funds		44,500
Income before foreign taxes withheld		926,956
Less foreign taxes withheld		(2,372)
Total income		924,584

Expenses
Management fee	$ 168,648
Transfer agent fees	34,200
Distribution and service plan fees	28,053
Accounting fees and expenses	15,559
Custodian fees and expenses	6,228
Independent trustees' compensation	114
Registration fees	63,987
Audit	75,215
Legal	59
Miscellaneous	324
Total expenses before reductions	392,387
Expense reductions	(139,159)	253,228
Net investment income (loss)		671,356
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	444,098
Fidelity Central Funds	60,652
Foreign currency transactions	(63,553)
Futures contracts	(122,799)
Swaps	(227,131)
Total net realized gain (loss)		91,267
Change in net unrealized appreciation (depreciation) on: Investment securities	2,073,155
Assets and liabilities in foreign currencies	122,855
Futures contracts	(93,734)
Swaps	174,736
Total change in net unrealized appreciation (depreciation)		2,277,012
Net gain (loss)		2,368,279
Net increase (decrease) in net assets resulting from operations		$ 3,039,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 671,356	$ 2,072,314
Net realized gain (loss)	91,267	(5,762,501)
Change in net unrealized appreciation (depreciation)	2,277,012	(2,402,509)
Net increase (decrease) in net assets resulting from operations	3,039,635	(6,092,696)
Distributions to shareholders from net investment income	(584,163)	-
Distributions to shareholders from net realized gain	-	(42,360)
Return of capital	-	(1,950,061)
Total distributions	(584,163)	(1,992,421)
Share transactions - net increase (decrease)	2,168,176	(100,308,315)
Total increase (decrease) in net assets	4,623,648	(108,393,432)

Net Assets
Beginning of period	58,432,130	166,825,562
End of period (including distributions in excess of net investment income of $55,638 and distributions in excess of net investment income of $142,831, respectively)	$ 63,055,778	$ 58,432,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.101	.172	.088
Net realized and unrealized gain (loss)	.388	(.553)	.207
Total from investment operations	.489	(.381)	.295
Distributions from net investment income	(.089)	-	(.078)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.197)	-
Total distributions	(.089)	(.199)	(.155)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total Return B, C, D	5.14%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.08% A	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,697	$ 3,965	$ 3,041
Portfolio turnover rate G	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.101	.172	.088
Net realized and unrealized gain (loss)	.388	(.553)	.207
Total from investment operations	.489	(.381)	.295
Distributions from net investment income	(.089)	-	(.078)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.197)	-
Total distributions	(.089)	(.199)	(.155)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total Return B, C, D	5.14%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.08% A	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,168	$ 2,943	$ 2,747
Portfolio turnover rate G	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.065	.099	.042
Net realized and unrealized gain (loss)	.383	(.558)	.208
Total from investment operations	.448	(.459)	.250
Distributions from net investment income	(.058)	-	(.033)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.129)	-
Total distributions	(.058)	(.131)	(.110)
Net asset value, end of period	$ 9.94	$ 9.55	$ 10.14
Total Return B, C, D	4.70%	(4.53)%	2.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.33% A	2.08%	2.36% A
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.75% A
Net investment income (loss)	1.33% A	1.01%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,291	$ 3,579	$ 2,994
Portfolio turnover rate G	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.114	.199	.103
Net realized and unrealized gain (loss)	.385	(.556)	.208
Total from investment operations	.499	(.357)	.311
Distributions from net investment income	(.099)	-	(.094)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.221)	-
Total distributions	(.099)	(.223)	(.171)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total Return B, C	5.24%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.19% A	.99%	1.28% A
Expenses net of fee waivers, if any	.75% A	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75% A
Net investment income (loss)	2.33% A	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,021	$ 45,300	$ 155,463
Portfolio turnover rate F	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.114	.196	.104
Net realized and unrealized gain (loss)	.385	(.553)	.207
Total from investment operations	.499	(.357)	.311
Distributions from net investment income	(.099)	-	(.094)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.221)	-
Total distributions	(.099)	(.223)	(.171)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total ReturnB, C	5.24%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.26% A	1.02%	1.36% A
Expenses net of fee waivers, if any	.75% A	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75% A
Net investment income (loss)	2.33% A	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,879	$ 2,646	$ 2,580
Portfolio turnover rate F	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures contracts, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,872,515
Gross unrealized depreciation	(382,290)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,490,225

Tax cost	$ 63,456,004

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,335,271)
Long-term	(376,140)
Total capital loss carryforward	$ (1,711,411)

At the prior fiscal period end, the Fund was required to defer approximately $271,165 of losses on futures contracts and foreign currency contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (46,239)	$ 28,679
Swaps	(227,131)	174,736
Total Credit Risk	(273,370)	203,415
Foreign Exchange Risk
Foreign Currency Contracts	(104,768)	149,845
Interest Rate Risk
Futures Contracts	(122,799)	(93,734)
Totals (a)	$ (500,937)	$ 259,526

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The

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4. Derivative Instruments - continued

Futures Contracts - continued

Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $42,383,656 and $44,243,235, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,296	$ 3,311
Class T	-%	.25%	3,806	3,175
Class C	.75%	.25%	18,951	14,325
			$ 28,053	$ 20,811

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 879
Class T	99
Class C*	94
$ 1,072

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,138.20
Class T	3,075.20

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class C	$ 4,280.23
Global Bond	20,540.09
Institutional Class	2,167.16
	$ 34,200

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $55 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 11,558
Class T	1.00%	8,384
Class C	1.75%	10,905
Global Bond	.75%	101,239
Institutional Class	.75%	6,945
		$ 139,031

Semiannual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $110.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 38,617	$ -
Class T	27,738	-
Class C	22,391	-
International Bond	467,653	-
Institutional Class	27,764	-
Total	$ 584,163	$ -
From net realized gain
Class A	$ -	$ 631
Class T	-	549
Class C	-	613
International Bond	-	40,057
Institutional Class	-	510
Total	$ -	$ 42,360
From return of capital
Class A	$ -	$ 76,106
Class T	-	57,726
Class C	-	46,996
International Bond	-	1,708,884
Institutional Class	-	60,349
Total	$ -	$ 1,950,061

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	84,643	128,437	$ 828,546	$ 1,259,307
Reinvestment of distributions	3,832	7,560	37,412	73,115
Shares redeemed	(31,539)	(21,229)	(307,314)	(204,741)
Net increase (decrease)	56,936	114,768	$ 558,644	$ 1,127,681
Class T
Shares sold	14,100	44,973	$ 137,907	$ 437,451
Reinvestment of distributions	2,841	6,023	27,738	58,275
Shares redeemed	(6,602)	(14,115)	(64,251)	(134,293)
Net increase (decrease)	10,339	36,881	$ 101,394	$ 361,433
Class C
Shares sold	76,310	105,342	$ 752,024	$ 1,037,828
Reinvestment of distributions	2,274	4,871	22,191	47,018
Shares redeemed	(21,669)	(31,015)	(212,150)	(299,158)
Net increase (decrease)	56,915	79,198	$ 562,065	$ 785,688
Global Bond
Shares sold	591,932	8,357,038	$ 5,803,201	$ 83,742,267
Reinvestment of distributions	47,296	173,324	461,906	1,694,816
Shares redeemed	(556,436)	(19,127,056)	(5,439,329)	(188,239,210)
Net increase (decrease)	82,792	(10,596,694)	$ 825,778	$ (102,802,127)
Institutional Class
Shares sold	9,656	20,837	$ 95,096	$ 205,152
Reinvestment of distributions	2,833	6,265	27,664	60,654
Shares redeemed	(249)	(4,865)	(2,465)	(46,796)
Net increase (decrease)	12,240	22,237	$ 120,295	$ 219,010

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 70% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 21, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLBI-USAN-0814
1.939035.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Bond

Fund - Class A, Class T,
and Class C

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Global Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.00%
Actual		$ 1,000.00	$ 1,051.40	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 1,051.40	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 1,047.00	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Global Bond	.75%
Actual		$ 1,000.00	$ 1,052.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,052.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Currency Exposure (% of fund's net assets)
	As of June 30, 2014	As of December 31, 2013
US Dollar	41.7%	43.9%
European Monetary Unit	26.0%	26.3%
Japanese Yen	11.3%	11.0%
British Pound	4.8%	5.1%
Canada	2.8%	2.3%
Other	13.4%	11.4%

Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
United States of America 31.4%	United States of America 35.0%
Japan 9.0%	Japan 2.1%
United Kingdom 7.5%	United Kingdom 6.9%
France 7.4%	France 12.3%
Germany 5.5%	Germany 4.6%
Italy 5.0%	Italy 1.8%
Spain 3.0%	Spain 1.6%
Mexico 2.8%	Mexico 3.6%
Canada 2.7%	Canada 2.6%
Other 25.7%	Other 29.5%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations 16.9%	U.S. Government and U.S. Government Agency Obligations 5.2%
AAA 11.7%	AAA 9.1%
AA 20.6%	AA 20.3%
A 8.8%	A 5.7%
BBB 31.0%	BBB 28.6%
BB and Below 5.5%	BB and Below 12.3%
Not Rated 5.1%	Not Rated 8.1%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 10.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2014
6 months ago
Years	8.4	7.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	6.2	5.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Corporate Bonds 25.7%		Corporate Bonds 33.4%
	U.S. Government and U.S. Government Agency Obligations 16.9%		U.S. Government and U.S. Government Agency Obligations 5.2%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 5.1%
	Municipal Bonds 0.6%		Municipal Bonds 0.2%
	Foreign Government and Government Agency Obligations 46.3%		Foreign Government and Government Agency Obligations 43.4%
	Other Investments 5.5%		Other Investments 2.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 10.7%
* Futures and Swaps	6.8%	** Futures and Swaps	0.7%
* Foreign Currency Contracts	(0.3)%	** Foreign Currency Contracts	(0.9)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non- money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.7%
		Principal Amount (b)	Value
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	$ 213,801
Cayman Islands - 1.3%
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	71,610
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (g)	GBP	195,000	356,436
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	200,000	370,124
TOTAL CAYMAN ISLANDS			798,170
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		250,000	260,229
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	329,238
France - 1.3%
BPCE SA 2.75% 7/8/26 (Reg. S) (e)(g)	EUR	400,000	542,657
Numericable Group SA 5.375% 5/15/22 (c)	EUR	200,000	290,634
TOTAL FRANCE			833,291
Germany - 0.2%
Bayer AG 3% 7/1/75 (Reg S.) (g)	EUR	100,000	138,430
Ireland - 1.3%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		280,000	299,600
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 1/15/22 (Reg S.) (e)	EUR	400,000	540,895
TOTAL IRELAND			840,495
Italy - 1.6%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	343,010
Enel SpA 5% 1/15/75 (g)	EUR	100,000	143,982
Intesa Sanpaolo SpA 5.017% 6/26/24 (c)		507,000	512,703
TOTAL ITALY			999,695
Luxembourg - 0.7%
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.) (e)	EUR	143,000	195,320
7.375% 2/15/18	EUR	150,000	216,692
TOTAL LUXEMBOURG			412,012
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		$ 133,000	$ 138,453
6.5% 6/2/41		333,000	387,113
TOTAL MEXICO			525,566
Netherlands - 1.4%
ASML Holding NV 3.375% 9/19/23	EUR	200,000	297,199
Petrobras Global Finance BV 5.625% 5/20/43		87,000	78,735
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	329,273
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	144,975
TOTAL NETHERLANDS			850,182
Norway - 0.1%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	72,341
Singapore - 0.4%
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		250,000	239,748
Sweden - 0.5%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	285,266
United Arab Emirates - 0.5%
Emirates Telecommunications Corp. 2.75% 6/18/26	EUR	243,000	332,740
United Kingdom - 5.5%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	341,674
Aviva PLC 3.875% 7/3/44 (Reg. S) (g)	EUR	250,000	340,093
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	398,328
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	150,000	294,199
HSBC Bank PLC:
5% 3/20/23 (g)	GBP	150,000	271,735
6.5% 7/7/23 (Reg. S)	GBP	150,000	301,136
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	354,117
Legal & General Group PLC 10% 7/23/41 (g)	GBP	100,000	229,389
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	170,235
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	281,292
WM Morrison Supermarkets PLC 4.75% 7/4/29 (Reg. S)	GBP	300,000	500,461
TOTAL UNITED KINGDOM			3,482,659
United States of America - 8.9%
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	92,093
Aon Corp. 5% 9/30/20		67,000	75,140
Bank of America Corp. 5.7% 1/24/22		75,000	86,772
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Brandywine Operating Partnership LP 3.95% 2/15/23		$ 183,000	$ 184,127
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	192,850
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	179,200
Comcast Corp. 4.65% 7/15/42		115,000	119,018
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	161,392
Discover Financial Services 3.85% 11/21/22		213,000	216,751
Duke Realty LP 6.5% 1/15/18		87,000	99,458
Equity One, Inc. 3.75% 11/15/22		183,000	181,266
ERP Operating LP 4.625% 12/15/21		213,000	234,353
Fifth Third Bancorp 8.25% 3/1/38		67,000	98,462
FirstEnergy Corp. 7.375% 11/15/31		340,000	401,356
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	109,523
Lazard Group LLC 4.25% 11/14/20		27,000	28,283
Liberty Property LP:
3.375% 6/15/23		233,000	226,005
4.75% 10/1/20		67,000	72,729
NiSource Finance Corp.:
4.45% 12/1/21		100,000	107,592
5.25% 2/15/43		240,000	258,072
Prudential Financial, Inc. 4.5% 11/16/21		200,000	220,069
Puget Energy, Inc. 5.625% 7/15/22		160,000	185,743
Regions Financial Corp. 7.75% 11/10/14		80,000	81,998
Reynolds American, Inc. 3.25% 11/1/22		347,000	334,599
Sprint Communications, Inc. 7% 8/15/20		170,000	188,063
The AES Corp. 4.875% 5/15/23		200,000	198,000
The Dow Chemical Co. 4.125% 11/15/21		120,000	128,727
Verizon Communications, Inc.:
4.5% 9/15/20		280,000	307,943
6.4% 9/15/33		98,000	119,884
6.55% 9/15/43		349,000	438,473
WellPoint, Inc.:
3.3% 1/15/23		183,000	182,685
4.625% 5/15/42		73,000	74,193
TOTAL UNITED STATES OF AMERICA			5,584,819
TOTAL NONCONVERTIBLE BONDS (Cost $15,620,818)			16,198,682
Commercial Mortgage Securities - 4.6%
		Principal Amount (b)	Value
United States of America - 4.6%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		$ 310,000	$ 336,753
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		743,168	811,320
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	544,473
Series 2007-C32 Class A3, 5.7454% 6/15/49 (g)		225,000	247,324
Series 2007-C33 Class A4, 5.9436% 2/15/51 (g)		900,000	984,813
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,022,598)			2,924,683
U.S. Government and Government Agency Obligations - 16.6%

U.S. Treasury Obligations - 16.6%
U.S. Treasury Bonds:
3.375% 5/15/44		314,000	315,472
3.625% 2/15/44		571,000	601,334
3.75% 11/15/43		255,000	274,842
U.S. Treasury Notes:
0.625% 8/31/17		1,301,000	1,286,465
0.75% 2/28/18		4,885,000	4,807,532
1.5% 2/28/19		505,000	504,053
1.625% 3/31/19		1,466,000	1,470,122
1.625% 4/30/19		550,000	550,903
2.5% 5/15/24		278,000	277,435
2.75% 2/15/24		353,000	360,777
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,405,452)			10,448,935
Foreign Government and Government Agency Obligations - 46.4%

Australia - 1.9%
Australian Commonwealth:
2.75% 4/21/24	AUD	680,000	598,970
4.75% 6/15/16	AUD	489,000	480,469
5.5% 4/21/23	AUD	38,000	41,340
5.75% 7/15/22	AUD	58,000	63,712
TOTAL AUSTRALIA			1,184,491
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 0.8%
Belgian Kingdom:
2.25% 6/22/23	EUR	224,000	$ 326,133
2.6% 6/22/24 (Reg.S) (c)	EUR	100,000	148,162
TOTAL BELGIUM			474,295
Brazil - 1.8%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		200,000	215,000
Brazilian Federative Republic 2.625% 1/5/23		960,000	886,560
TOTAL BRAZIL			1,101,560
Canada - 2.7%
Canadian Government:
1.25% 2/1/16	CAD	433,000	406,960
1.25% 3/1/18	CAD	330,000	308,160
2.75% 6/1/22 (f)	CAD	526,000	520,326
4% 6/1/41	CAD	118,000	135,656
5% 6/1/37	CAD	110,000	142,330
5.75% 6/1/29	CAD	49,000	64,159
Ontario Province 4.65% 6/2/41	CAD	110,000	119,184
TOTAL CANADA			1,696,775
Chile - 0.8%
Chilean Republic:
2.25% 10/30/22		500,000	471,000
6% 3/1/18	CLP	30,000,000	57,503
TOTAL CHILE			528,503
Czech Republic - 0.4%
Czech Republic:
0.5% 7/28/16	CZK	1,290,000	64,629
1.5% 10/29/19	CZK	1,830,000	95,454
2.5% 8/25/28	CZK	80,000	4,141
4.2% 12/4/36	CZK	270,000	16,483
5.7% 5/25/24	CZK	900,000	62,234
TOTAL CZECH REPUBLIC			242,941
Denmark - 0.4%
Danish Kingdom 1.5% 11/15/23	DKK	1,270,000	237,423
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
France - 5.6%
French Government:
OAT 3.25% 5/25/45	EUR	110,000	$ 167,364
1% 5/25/18	EUR	1,580,000	2,218,641
1% 5/25/19	EUR	170,000	237,917
2.25% 5/25/24	EUR	500,000	725,480
5.75% 10/25/32	EUR	90,000	185,397
TOTAL FRANCE			3,534,799
Germany - 3.4%
German Federal Republic:
1.5% 5/15/24	EUR	122,000	170,907
1.75% 7/4/22	EUR	702,000	1,024,066
1.75% 2/15/24	EUR	92,000	132,181
2.25% 9/4/20	EUR	3,000	4,531
4% 1/4/37	EUR	70,000	127,722
4.75% 7/4/34	EUR	355,000	699,568
TOTAL GERMANY			2,158,975
Indonesia - 1.5%
Indonesian Republic 6.875% 1/17/18 (Reg. S)		850,000	972,188
Ireland - 0.3%
Irish Republic:
4.5% 4/18/20	EUR	34,000	55,079
5.4% 3/13/25	EUR	25,000	43,376
5.5% 10/18/17	EUR	62,000	98,792
TOTAL IRELAND			197,247
Israel - 0.4%
Israeli State:
3.75% 3/31/24	ILS	171,000	53,846
5.5% 1/31/22	ILS	296,000	104,697
6% 2/28/19	ILS	245,000	85,176
TOTAL ISRAEL			243,719
Italy - 3.4%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	601,000	847,918
3.5% 12/1/18	EUR	319,000	478,513
4.5% 5/1/23	EUR	28,000	44,096
4.5% 3/1/24	EUR	187,000	294,522
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - continued
Italian Republic:
3.75% 4/15/16	EUR	85,000	$ 122,944
5% 8/1/34	EUR	188,000	306,891
5% 9/1/40	EUR	19,000	30,764
6% 5/1/31	EUR	20,000	36,150
TOTAL ITALY			2,161,798
Japan - 9.0%
Japan Government:
0.2% 3/20/19	JPY	211,550,000	2,091,949
0.6% 3/20/23	JPY	15,500,000	154,838
0.6% 3/20/24	JPY	158,000,000	1,566,779
0.6% 6/20/24	JPY	1,500,000	14,846
1.2% 6/20/21	JPY	58,350,000	611,979
1.5% 3/20/34	JPY	12,450,000	124,730
1.6% 3/20/33	JPY	29,200,000	301,296
1.7% 12/20/43	JPY	6,000,000	59,468
1.7% 3/20/44	JPY	1,950,000	19,303
1.8% 3/20/43	JPY	31,450,000	319,920
1.8% 9/20/43	JPY	42,000,000	426,332
TOTAL JAPAN			5,691,440
Korea (South) - 1.5%
Korean Republic:
2.75% 3/10/18	KRW	658,700,000	650,187
3% 12/10/42	KRW	107,000,000	98,039
3.125% 3/10/19	KRW	12,860,000	12,843
3.5% 3/10/24	KRW	209,000,000	212,296
TOTAL KOREA (SOUTH)			973,365
Malaysia - 0.2%
Malaysian Government:
3.48% 3/15/23	MYR	450,000	134,801
3.814% 2/15/17	MYR	66,000	20,712
TOTAL MALAYSIA			155,513
Mexico - 2.0%
United Mexican States:
2.375% 4/9/21	EUR	258,000	360,522
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
3.625% 4/9/29	EUR	100,000	$ 143,434
8.5% 5/31/29	MXN	8,200,000	772,115
TOTAL MEXICO			1,276,071
Netherlands - 0.2%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	54,000	76,612
2.5% 1/15/33	EUR	50,000	72,475
TOTAL NETHERLANDS			149,087
New Zealand - 0.2%
New Zealand Government:
5.5% 4/15/23	NZD	26,000	24,529
6% 12/15/17	NZD	137,000	127,646
TOTAL NEW ZEALAND			152,175
Norway - 0.2%
Kingdom of Norway:
4.25% 5/19/17	NOK	191,000	33,572
4.5% 5/22/19	NOK	277,000	50,947
Norway Government Bond 3% 3/14/24	NOK	159,000	27,078
TOTAL NORWAY			111,597
Poland - 0.9%
Polish Government:
4% 10/25/23	PLN	275,000	94,447
5% 4/25/16	PLN	730,000	251,025
5.5% 10/25/19	PLN	530,000	195,393
TOTAL POLAND			540,865
Russia - 0.6%
Russian Federation:
7% 8/16/23	RUB	4,135,000	112,360
7.35% 1/20/16	RUB	6,295,000	184,079
7.5% 2/27/19	RUB	3,700,000	106,464
TOTAL RUSSIA			402,903
Singapore - 0.3%
Republic of Singapore 3.25% 9/1/20	SGD	202,000	176,776
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - 0.7%
South African Republic:
6.25% 3/31/36	ZAR	1,800,000	$ 125,638
7.75% 2/28/23	ZAR	2,900,000	265,821
8% 12/21/18	ZAR	467,000	44,622
TOTAL SOUTH AFRICA			436,081
Spain - 3.0%
Spanish Kingdom:
2.1% 4/30/17	EUR	423,000	600,597
3.75% 10/31/18	EUR	474,000	718,899
4.4% 10/31/23 (c)	EUR	271,000	426,123
5.15% 10/31/44	EUR	83,000	137,021
TOTAL SPAIN			1,882,640
Sweden - 1.0%
Swedish Kingdom 3.75% 8/12/17	SEK	3,800,000	623,028
Switzerland - 0.6%
Switzerland Confederation:
1.25% 6/11/24	CHF	249,000	296,733
3.5% 4/8/33	CHF	50,000	77,255
TOTAL SWITZERLAND			373,988
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,889,000	89,901
3.625% 6/16/23	THB	4,279,000	130,594
TOTAL THAILAND			220,495
Turkey - 0.6%
Turkish Republic:
8.3% 6/20/18	TRY	144,000	68,258
8.5% 9/14/22	TRY	198,000	92,570
8.8% 11/14/18	TRY	260,000	124,778
9% 1/27/16	TRY	244,000	116,610
TOTAL TURKEY			402,216
United Kingdom - 1.6%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	34,000	56,344
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
United Kingdom - continued
United Kingdom, Great Britain and Northern Ireland: - continued
4.25% 6/7/32	GBP	60,000	$ 116,997
4.5% 12/7/42	GBP	390,000	802,510
TOTAL UNITED KINGDOM			975,851
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,419,022)			29,278,805
Municipal Securities - 0.6%

United States of America - 0.6%
California Gen. Oblig. 7.5% 4/1/34		100,000	142,350
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	225,035
TOTAL MUNICIPAL SECURITIES (Cost $332,204)			367,385
Preferred Securities - 5.5%

Belgium - 0.4%
KBC Groupe SA 5.625% (Reg. S) (d)(g)	EUR	200,000	276,281
France - 0.5%
EDF SA 5.625% (Reg. S) (d)(g)		300,000	321,049
Germany - 1.9%
RWE AG 4.625% (d)(g)	EUR	845,000	1,230,895
Sweden - 0.7%
Vattenfall Treasury AB 5.25% (d)(g)	EUR	295,000	418,197
Switzerland - 1.5%
UBS AG 4.75% 2/12/26 (Reg. S) (g)	EUR	620,000	918,406
United Kingdom - 0.5%
Barclays Bank PLC 7.625% 11/21/22		250,000	287,499
TOTAL PREFERRED SECURITIES (Cost $3,393,540)			3,452,327
Fixed-Income Funds - 0.2%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $151,068)	1,428	$ 154,752
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (a) (Cost $2,058,943)	2,058,943	2,058,943
Purchased Swaptions - 0.1% (i)
	Expiration Date		Notional Amount (b)
Put Options - 0.1%
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	EUR	1,500,000	29,681
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .65%	10/15/14	EUR	6,500,000	32,036
TOTAL PURCHASED SWAPTIONS (Cost $41,125)				61,717
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $63,444,770)	64,946,229
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(1,890,451)
NET ASSETS - 100%	$ 63,055,778
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
7 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2014	$ 1,228,139	$ (4,266)
5 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2014	1,006,504	(6,742)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Bond Index Contracts - continued
6 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2014	$ 1,128,703	$ 1,824
4 LIFFE Medium Gilt Index Contracts (United Kingdom)	Sept. 2014	742,132	3,093
TOTAL BOND INDEX CONTRACTS		4,105,478	(6,091)
Treasury Contracts
14 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	1,752,406	(10,033)
TOTAL SOLD		$ 5,857,884	$ (16,124)

The face value of futures sold as a percentage of net assets is 9.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $5,559,170.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	AUD	Barclays Bank PLC, London	Buy	30,000	$ 27,974	$ 260
7/24/14	AUD	Barclays Bank PLC, London	Buy	109,000	101,724	859
7/24/14	AUD	Citibank NA	Buy	15,000	13,802	315
7/24/14	AUD	Citibank NA	Buy	18,000	16,771	169
7/24/14	CAD	Barclays Bank PLC, London	Buy	29,000	26,574	586
7/24/14	CAD	Barclays Bank PLC, London	Sell	22,000	20,233	(372)
7/24/14	CAD	Citibank NA	Sell	279,000	255,857	(5,442)
7/24/14	CAD	Deutsche Bank AG	Buy	346,000	321,251	2,797
7/24/14	CAD	Deutsche Bank AG	Sell	9,000	8,230	(199)
7/24/14	CAD	JPMorgan Chase Bank	Sell	13,000	11,908	(268)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	CHF	Barclays Bank PLC, London	Buy	13,000	$ 14,530	$ 132
7/24/14	CHF	Citibank NA	Buy	12,000	13,480	54
7/24/14	CHF	Citibank NA	Buy	393,000	443,331	(72)
7/24/14	CHF	JPMorgan Chase Bank	Sell	159,000	177,602	(1,732)
7/24/14	CLP	Barclays Bank PLC, London	Sell	32,146,000	57,942	(29)
7/24/14	CLP	Morgan Stanley Cap. Svcs. LLC	Buy	34,419,000	61,882	187
7/24/14	CZK	Citibank NA	Buy	181,000	9,109	(76)
7/24/14	CZK	JPMorgan Chase Bank	Sell	50,000	2,483	(13)
7/24/14	DKK	Barclays Bank PLC, London	Buy	121,000	22,074	152
7/24/14	DKK	Barclays Bank PLC, London	Sell	1,294,000	236,357	(1,332)
7/24/14	DKK	Citibank NA	Buy	1,373,000	253,414	(1,214)
7/24/14	EUR	BNP Paribas	Sell	983,000	1,352,282	6,128
7/24/14	EUR	Barclays Bank PLC, London	Buy	20,000	27,221	167
7/24/14	EUR	Barclays Bank PLC, London	Buy	57,000	78,101	(44)
7/24/14	EUR	Barclays Bank PLC, London	Buy	87,000	118,698	443
7/24/14	EUR	Barclays Bank PLC, London	Buy	153,000	208,541	983
7/24/14	EUR	Barclays Bank PLC, London	Buy	213,000	290,087	1,603
7/24/14	EUR	Barclays Bank PLC, London	Sell	131,000	177,471	(1,925)
7/24/14	EUR	Barclays Bank PLC, London	Sell	216,000	297,119	1,321
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	EUR	Barclays Bank PLC, London	Sell	229,000	$ 313,766	$ 166
7/24/14	EUR	Barclays Bank PLC, London	Sell	384,000	526,767	904
7/24/14	EUR	Barclays Bank PLC, London	Sell	534,000	732,141	863
7/24/14	EUR	Citibank NA	Buy	32,000	43,917	(95)
7/24/14	EUR	Citibank NA	Buy	38,000	51,747	291
7/24/14	EUR	Citibank NA	Buy	226,000	308,386	1,106
7/24/14	EUR	Deutsche Bank AG	Buy	237,000	323,668	888
7/24/14	EUR	Deutsche Bank AG	Sell	238,000	322,376	(3,549)
7/24/14	EUR	JPMorgan Chase Bank	Buy	650,000	886,337	3,795
7/24/14	GBP	Barclays Bank PLC, London	Buy	11,000	18,510	312
7/24/14	GBP	Barclays Bank PLC, London	Buy	14,000	23,445	509
7/24/14	GBP	Barclays Bank PLC, London	Buy	339,000	569,985	10,064
7/24/14	GBP	Barclays Bank PLC, London	Sell	184,000	309,503	(5,331)
7/24/14	GBP	Citibank NA	Buy	9,000	15,057	342
7/24/14	GBP	Citibank NA	Buy	190,000	317,992	7,108
7/24/14	GBP	JPMorgan Chase Bank	Buy	155,000	263,625	1,588
7/24/14	GBP	Morgan Stanley Cap. Svcs. LLC	Sell	1,388,000	2,342,535	(32,406)
7/24/14	HKD	Morgan Stanley Cap. Svcs. LLC	Buy	153,000	19,741	(8)
7/24/14	ILS	Citibank NA	Buy	446,000	128,958	985
7/24/14	ILS	JPMorgan Chase Bank	Sell	364,000	104,555	(1,497)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	JPY	Barclays Bank PLC, London	Buy	5,000,000	$ 49,344	$ 22
7/24/14	JPY	Barclays Bank PLC, London	Sell	650,000	6,348	(70)
7/24/14	JPY	Barclays Bank PLC, London	Sell	900,000	8,823	(63)
7/24/14	JPY	Barclays Bank PLC, London	Sell	6,150,000	60,420	(300)
7/24/14	JPY	Citibank NA	Buy	3,250,000	31,959	129
7/24/14	JPY	Goldman Sachs Bank USA	Buy	161,900,000	1,588,747	9,714
7/24/14	JPY	JPMorgan Chase Bank	Sell	350,000	3,418	(37)
7/24/14	KRW	Morgan Stanley Cap. Svcs. LLC	Buy	213,461,000	207,823	3,104
7/24/14	MXN	Citibank NA	Buy	17,350,000	1,327,353	7,511
7/24/14	MXN	Deutsche Bank AG	Sell	744,000	57,241	(1)
7/24/14	MXN	Goldman Sachs Bank USA	Sell	11,893,000	913,750	(1,267)
7/24/14	MYR	Barclays Bank PLC, London	Buy	233,000	71,969	594
7/24/14	MYR	Deutsche Bank AG	Sell	67,000	20,701	(164)
7/24/14	NOK	Barclays Bank PLC, London	Buy	21,000	3,521	(100)
7/24/14	NOK	Barclays Bank PLC, London	Buy	102,000	17,194	(581)
7/24/14	NOK	JPMorgan Chase Bank	Sell	15,000	2,493	50
7/24/14	NZD	Citibank NA	Sell	8,000	6,866	(122)
7/24/14	PLN	Barclays Bank PLC, London	Buy	62,000	20,334	47
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	PLN	JPMorgan Chase Bank	Sell	99,000	$ 32,433	$ (111)
7/24/14	RUB	Barclays Bank PLC, London	Sell	3,125,000	89,933	(1,519)
7/24/14	RUB	Morgan Stanley Cap. Svcs. LLC	Buy	819,000	22,922	1,046
7/24/14	SEK	Barclays Bank PLC, London	Buy	226,000	33,829	(15)
7/24/14	SEK	Barclays Bank PLC, London	Sell	501,000	76,347	1,389
7/24/14	SEK	JPMorgan Chase Bank	Sell	766,000	114,682	75
7/24/14	SGD	JPMorgan Chase Bank	Sell	10,000	7,960	(60)
7/24/14	THB	JPMorgan Chase Bank	Buy	858,000	26,171	277
7/24/14	THB	JPMorgan Chase Bank	Sell	649,000	19,787	(218)
7/24/14	TRY	JPMorgan Chase Bank	Buy	93,000	43,400	270
7/24/14	TRY	JPMorgan Chase Bank	Sell	149,000	69,824	(142)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	168,000	15,769	(40)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	441,000	42,058	(771)
						$ 8,120

For the period, the average monthly contract value for foreign currency contracts was $31,463,529. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (1)		Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	$ (6,201)	$ (16,217)	$ (22,418)
Kering SA	Dec. 2017	Credit Suisse Int'l	(1%)	EUR	100,000	(2,933)	(1,026)	(3,959)
Metro AG	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	150,000	(66)	(531)	(597)
Societe Generale	Jun. 2021	Credit Suisse Int'l	(5%)	EUR	150,000	(49,932)	50,090	158
Standard Chartered Bank	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	150,000	1,249	0	1,249
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(9,273)	(11,215)	(20,488)
Valeo SA	Sep. 2018	Barclays Bank PLC, London	(1%)	EUR	100,000	(2,632)	(1,937)	(4,569)
TOTAL CREDIT DEFAULT SWAPS						$ (69,788)	$ 19,164	$ (50,624)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.

For the period, the average monthly notional amount for swaps in the aggregate was $3,208,425.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,014,243 or 3.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $108,813.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) For the period, the average monthly notional amount for purchased swaptions was $6,043,620.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,243
Fidelity Mortgage Backed Securities Central Fund	43,257
Total	$ 44,500
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 2,951,796	$ 2,552,907	$ 5,469,976	$ 154,752	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 16,198,682	$ -	$ 16,198,682	$ -
Commercial Mortgage Securities	2,924,683	-	2,924,683	-
U.S. Government and Government Agency Obligations	10,448,935	-	10,448,935	-
Foreign Government and Government Agency Obligations	29,278,805	-	29,278,805	-
Municipal Securities	367,385	-	367,385	-
Preferred Securities	3,452,327	-	3,452,327	-
Fixed-Income Funds	154,752	154,752	-	-
Money Market Funds	2,058,943	2,058,943	-	-
Purchased Swaptions	61,717	-	61,717	-
Total Investments in Securities:	$ 64,946,229	$ 2,213,695	$ 62,732,534	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 69,305	$ -	$ 69,305	$ -
Futures Contracts	4,917	4,917	-	-
Swaps	1,249	-	1,249	-
Total Assets	$ 75,471	$ 4,917	$ 70,554	$ -
Liabilities
Foreign Currency Contracts	$ (61,185)	$ -	$ (61,185)	$ -
Futures Contracts	(21,041)	(21,041)	-	-
Swaps	(71,037)	-	(71,037)	-
Total Liabilities	$ (153,263)	$ (21,041)	$ (132,222)	$ -
Total Other Derivative Instruments:	$ (77,792)	$ (16,124)	$ (61,668)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 61,717	$ -
Swaps (d)	1,249	(71,037)
Total Credit Risk	62,966	(71,037)
Foreign Exchange Risk
Foreign Currency Contracts (a)	69,305	(61,185)
Interest Rate Risk
Futures Contracts (b)	4,917	(21,041)
Total Value of Derivatives	$ 137,188	$ (153,263)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.
(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $61,234,759)	$ 62,732,534
Fidelity Central Funds (cost $2,210,011)	2,213,695
Total Investments (cost $63,444,770)		$ 64,946,229
Cash		50,831
Foreign currency held at value (cost $729,025)		731,686
Receivable for investments sold		483,731
Unrealized appreciation on foreign currency contracts		69,305
Receivable for fund shares sold		103,393
Interest receivable		534,793
Distributions receivable from Fidelity Central Funds		522
Receivable for daily variation margin for derivative instruments		248
Bi-lateral OTC swaps, at value		1,249
Receivable from investment adviser for expense reductions		13,434
Total assets		66,935,421

Liabilities
Payable for investments purchased Regular delivery	$ 1,997,844
Delayed delivery	1,289,086
Unrealized depreciation on foreign currency contracts	61,185
Payable for fund shares redeemed	343,860
Bi-lateral OTC swaps, at value	71,037
Accrued management fee	29,265
Distribution and service plan fees payable	5,189
Other affiliated payables	8,406
Other payables and accrued expenses	73,771
Total liabilities		3,879,643

Net Assets		$ 63,055,778
Net Assets consist of:
Paid in capital		$ 63,722,187
Distributions in excess of net investment income		(55,638)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,022,224)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,411,453
Net Assets		$ 63,055,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,696,563 ÷ 471,664 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.37
Class T: Net Asset Value and redemption price per share ($3,168,250 ÷ 318,178 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.37
Class C: Net Asset Value and offering price per share ($4,291,288 ÷ 431,523 shares)A	$ 9.94

Global Bond: Net Asset Value, offering price and redemption price per share ($48,021,158 ÷ 4,820,720 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,878,519 ÷ 289,016 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2014

Investment Income
Dividends		$ 34,503
Interest		847,953
Income from Fidelity Central Funds		44,500
Income before foreign taxes withheld		926,956
Less foreign taxes withheld		(2,372)
Total income		924,584

Expenses
Management fee	$ 168,648
Transfer agent fees	34,200
Distribution and service plan fees	28,053
Accounting fees and expenses	15,559
Custodian fees and expenses	6,228
Independent trustees' compensation	114
Registration fees	63,987
Audit	75,215
Legal	59
Miscellaneous	324
Total expenses before reductions	392,387
Expense reductions	(139,159)	253,228
Net investment income (loss)		671,356
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	444,098
Fidelity Central Funds	60,652
Foreign currency transactions	(63,553)
Futures contracts	(122,799)
Swaps	(227,131)
Total net realized gain (loss)		91,267
Change in net unrealized appreciation (depreciation) on: Investment securities	2,073,155
Assets and liabilities in foreign currencies	122,855
Futures contracts	(93,734)
Swaps	174,736
Total change in net unrealized appreciation (depreciation)		2,277,012
Net gain (loss)		2,368,279
Net increase (decrease) in net assets resulting from operations		$ 3,039,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 671,356	$ 2,072,314
Net realized gain (loss)	91,267	(5,762,501)
Change in net unrealized appreciation (depreciation)	2,277,012	(2,402,509)
Net increase (decrease) in net assets resulting from operations	3,039,635	(6,092,696)
Distributions to shareholders from net investment income	(584,163)	-
Distributions to shareholders from net realized gain	-	(42,360)
Return of capital	-	(1,950,061)
Total distributions	(584,163)	(1,992,421)
Share transactions - net increase (decrease)	2,168,176	(100,308,315)
Total increase (decrease) in net assets	4,623,648	(108,393,432)

Net Assets
Beginning of period	58,432,130	166,825,562
End of period (including distributions in excess of net investment income of $55,638 and distributions in excess of net investment income of $142,831, respectively)	$ 63,055,778	$ 58,432,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.101	.172	.088
Net realized and unrealized gain (loss)	.388	(.553)	.207
Total from investment operations	.489	(.381)	.295
Distributions from net investment income	(.089)	-	(.078)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.197)	-
Total distributions	(.089)	(.199)	(.155)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total Return B, C, D	5.14%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.08% A	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,697	$ 3,965	$ 3,041
Portfolio turnover rate G	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.101	.172	.088
Net realized and unrealized gain (loss)	.388	(.553)	.207
Total from investment operations	.489	(.381)	.295
Distributions from net investment income	(.089)	-	(.078)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.197)	-
Total distributions	(.089)	(.199)	(.155)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total Return B, C, D	5.14%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.08% A	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,168	$ 2,943	$ 2,747
Portfolio turnover rate G	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.065	.099	.042
Net realized and unrealized gain (loss)	.383	(.558)	.208
Total from investment operations	.448	(.459)	.250
Distributions from net investment income	(.058)	-	(.033)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.129)	-
Total distributions	(.058)	(.131)	(.110)
Net asset value, end of period	$ 9.94	$ 9.55	$ 10.14
Total Return B, C, D	4.70%	(4.53)%	2.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.33% A	2.08%	2.36% A
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.75% A
Net investment income (loss)	1.33% A	1.01%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,291	$ 3,579	$ 2,994
Portfolio turnover rate G	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.114	.199	.103
Net realized and unrealized gain (loss)	.385	(.556)	.208
Total from investment operations	.499	(.357)	.311
Distributions from net investment income	(.099)	-	(.094)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.221)	-
Total distributions	(.099)	(.223)	(.171)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total Return B, C	5.24%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.19% A	.99%	1.28% A
Expenses net of fee waivers, if any	.75% A	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75% A
Net investment income (loss)	2.33% A	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,021	$ 45,300	$ 155,463
Portfolio turnover rate F	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.114	.196	.104
Net realized and unrealized gain (loss)	.385	(.553)	.207
Total from investment operations	.499	(.357)	.311
Distributions from net investment income	(.099)	-	(.094)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.221)	-
Total distributions	(.099)	(.223)	(.171)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total ReturnB, C	5.24%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.26% A	1.02%	1.36% A
Expenses net of fee waivers, if any	.75% A	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75% A
Net investment income (loss)	2.33% A	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,879	$ 2,646	$ 2,580
Portfolio turnover rate F	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases

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3. Significant Accounting Policies - continued

Foreign Currency - continued

and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures contracts, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,872,515
Gross unrealized depreciation	(382,290)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,490,225

Tax cost	$ 63,456,004

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,335,271)
Long-term	(376,140)
Total capital loss carryforward	$ (1,711,411)

At the prior fiscal period end, the Fund was required to defer approximately $271,165 of losses on futures contracts and foreign currency contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (46,239)	$ 28,679
Swaps	(227,131)	174,736
Total Credit Risk	(273,370)	203,415
Foreign Exchange Risk
Foreign Currency Contracts	(104,768)	149,845
Interest Rate Risk
Futures Contracts	(122,799)	(93,734)
Totals (a)	$ (500,937)	$ 259,526

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $42,383,656 and $44,243,235, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,296	$ 3,311
Class T	-%	.25%	3,806	3,175
Class C	.75%	.25%	18,951	14,325
			$ 28,053	$ 20,811

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 879
Class T	99
Class C*	94
$ 1,072

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,138.20
Class T	3,075.20

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class C	$ 4,280.23
Global Bond	20,540.09
Institutional Class	2,167.16
	$ 34,200

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $55 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 11,558
Class T	1.00%	8,384
Class C	1.75%	10,905
Global Bond	.75%	101,239
Institutional Class	.75%	6,945
		$ 139,031

Semiannual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $110.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 38,617	$ -
Class T	27,738	-
Class C	22,391	-
International Bond	467,653	-
Institutional Class	27,764	-
Total	$ 584,163	$ -
From net realized gain
Class A	$ -	$ 631
Class T	-	549
Class C	-	613
International Bond	-	40,057
Institutional Class	-	510
Total	$ -	$ 42,360
From return of capital
Class A	$ -	$ 76,106
Class T	-	57,726
Class C	-	46,996
International Bond	-	1,708,884
Institutional Class	-	60,349
Total	$ -	$ 1,950,061

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	84,643	128,437	$ 828,546	$ 1,259,307
Reinvestment of distributions	3,832	7,560	37,412	73,115
Shares redeemed	(31,539)	(21,229)	(307,314)	(204,741)
Net increase (decrease)	56,936	114,768	$ 558,644	$ 1,127,681
Class T
Shares sold	14,100	44,973	$ 137,907	$ 437,451
Reinvestment of distributions	2,841	6,023	27,738	58,275
Shares redeemed	(6,602)	(14,115)	(64,251)	(134,293)
Net increase (decrease)	10,339	36,881	$ 101,394	$ 361,433
Class C
Shares sold	76,310	105,342	$ 752,024	$ 1,037,828
Reinvestment of distributions	2,274	4,871	22,191	47,018
Shares redeemed	(21,669)	(31,015)	(212,150)	(299,158)
Net increase (decrease)	56,915	79,198	$ 562,065	$ 785,688
Global Bond
Shares sold	591,932	8,357,038	$ 5,803,201	$ 83,742,267
Reinvestment of distributions	47,296	173,324	461,906	1,694,816
Shares redeemed	(556,436)	(19,127,056)	(5,439,329)	(188,239,210)
Net increase (decrease)	82,792	(10,596,694)	$ 825,778	$ (102,802,127)
Institutional Class
Shares sold	9,656	20,837	$ 95,096	$ 205,152
Reinvestment of distributions	2,833	6,265	27,664	60,654
Shares redeemed	(249)	(4,865)	(2,465)	(46,796)
Net increase (decrease)	12,240	22,237	$ 120,295	$ 219,010

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 70% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 21, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGLB-USAN-0814
1.939041.102

Fidelity®

Global Bond

Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.00%
Actual		$ 1,000.00	$ 1,051.40	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 1,051.40	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 1,047.00	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Global Bond	.75%
Actual		$ 1,000.00	$ 1,052.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,052.40	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Currency Exposure (% of fund's net assets)
	As of June 30, 2014	As of December 31, 2013
US Dollar	41.7%	43.9%
European Monetary Unit	26.0%	26.3%
Japanese Yen	11.3%	11.0%
British Pound	4.8%	5.1%
Canada	2.8%	2.3%
Other	13.4%	11.4%

Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
United States of America 31.4%	United States of America 35.0%
Japan 9.0%	Japan 2.1%
United Kingdom 7.5%	United Kingdom 6.9%
France 7.4%	France 12.3%
Germany 5.5%	Germany 4.6%
Italy 5.0%	Italy 1.8%
Spain 3.0%	Spain 1.6%
Mexico 2.8%	Mexico 3.6%
Canada 2.7%	Canada 2.6%
Other 25.7%	Other 29.5%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations 16.9%	U.S. Government and U.S. Government Agency Obligations 5.2%
AAA 11.7%	AAA 9.1%
AA 20.6%	AA 20.3%
A 8.8%	A 5.7%
BBB 31.0%	BBB 28.6%
BB and Below 5.5%	BB and Below 12.3%
Not Rated 5.1%	Not Rated 8.1%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 10.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2014
6 months ago
Years	8.4	7.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	6.2	5.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*		As of December 31, 2013**
	Corporate Bonds 25.7%		Corporate Bonds 33.4%
	U.S. Government and U.S. Government Agency Obligations 16.9%		U.S. Government and U.S. Government Agency Obligations 5.2%
	CMOs and Other Mortgage Related Securities 4.6%		CMOs and Other Mortgage Related Securities 5.1%
	Municipal Bonds 0.6%		Municipal Bonds 0.2%
	Foreign Government and Government Agency Obligations 46.3%		Foreign Government and Government Agency Obligations 43.4%
	Other Investments 5.5%		Other Investments 2.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 10.7%
* Futures and Swaps	6.8%	** Futures and Swaps	0.7%
* Foreign Currency Contracts	(0.3)%	** Foreign Currency Contracts	(0.9)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non- money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.7%
		Principal Amount (b)	Value
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	$ 213,801
Cayman Islands - 1.3%
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		67,000	71,610
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (g)	GBP	195,000	356,436
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	200,000	370,124
TOTAL CAYMAN ISLANDS			798,170
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		250,000	260,229
Finland - 0.5%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	220,000	329,238
France - 1.3%
BPCE SA 2.75% 7/8/26 (Reg. S) (e)(g)	EUR	400,000	542,657
Numericable Group SA 5.375% 5/15/22 (c)	EUR	200,000	290,634
TOTAL FRANCE			833,291
Germany - 0.2%
Bayer AG 3% 7/1/75 (Reg S.) (g)	EUR	100,000	138,430
Ireland - 1.3%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		280,000	299,600
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 1/15/22 (Reg S.) (e)	EUR	400,000	540,895
TOTAL IRELAND			840,495
Italy - 1.6%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	343,010
Enel SpA 5% 1/15/75 (g)	EUR	100,000	143,982
Intesa Sanpaolo SpA 5.017% 6/26/24 (c)		507,000	512,703
TOTAL ITALY			999,695
Luxembourg - 0.7%
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.) (e)	EUR	143,000	195,320
7.375% 2/15/18	EUR	150,000	216,692
TOTAL LUXEMBOURG			412,012
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 6/27/44		$ 133,000	$ 138,453
6.5% 6/2/41		333,000	387,113
TOTAL MEXICO			525,566
Netherlands - 1.4%
ASML Holding NV 3.375% 9/19/23	EUR	200,000	297,199
Petrobras Global Finance BV 5.625% 5/20/43		87,000	78,735
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	329,273
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	144,975
TOTAL NETHERLANDS			850,182
Norway - 0.1%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	72,341
Singapore - 0.4%
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		250,000	239,748
Sweden - 0.5%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	285,266
United Arab Emirates - 0.5%
Emirates Telecommunications Corp. 2.75% 6/18/26	EUR	243,000	332,740
United Kingdom - 5.5%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	341,674
Aviva PLC 3.875% 7/3/44 (Reg. S) (g)	EUR	250,000	340,093
ENW Finance PLC 6.125% 7/21/21	GBP	200,000	398,328
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	150,000	294,199
HSBC Bank PLC:
5% 3/20/23 (g)	GBP	150,000	271,735
6.5% 7/7/23 (Reg. S)	GBP	150,000	301,136
Imperial Tobacco Finance 9% 2/17/22	GBP	155,000	354,117
Legal & General Group PLC 10% 7/23/41 (g)	GBP	100,000	229,389
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	100,000	170,235
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	281,292
WM Morrison Supermarkets PLC 4.75% 7/4/29 (Reg. S)	GBP	300,000	500,461
TOTAL UNITED KINGDOM			3,482,659
United States of America - 8.9%
Anadarko Petroleum Corp. 6.375% 9/15/17		80,000	92,093
Aon Corp. 5% 9/30/20		67,000	75,140
Bank of America Corp. 5.7% 1/24/22		75,000	86,772
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Brandywine Operating Partnership LP 3.95% 2/15/23		$ 183,000	$ 184,127
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	192,850
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	179,200
Comcast Corp. 4.65% 7/15/42		115,000	119,018
DCP Midstream LLC 4.75% 9/30/21 (c)		153,000	161,392
Discover Financial Services 3.85% 11/21/22		213,000	216,751
Duke Realty LP 6.5% 1/15/18		87,000	99,458
Equity One, Inc. 3.75% 11/15/22		183,000	181,266
ERP Operating LP 4.625% 12/15/21		213,000	234,353
Fifth Third Bancorp 8.25% 3/1/38		67,000	98,462
FirstEnergy Corp. 7.375% 11/15/31		340,000	401,356
JPMorgan Chase & Co. 4.5% 1/24/22		100,000	109,523
Lazard Group LLC 4.25% 11/14/20		27,000	28,283
Liberty Property LP:
3.375% 6/15/23		233,000	226,005
4.75% 10/1/20		67,000	72,729
NiSource Finance Corp.:
4.45% 12/1/21		100,000	107,592
5.25% 2/15/43		240,000	258,072
Prudential Financial, Inc. 4.5% 11/16/21		200,000	220,069
Puget Energy, Inc. 5.625% 7/15/22		160,000	185,743
Regions Financial Corp. 7.75% 11/10/14		80,000	81,998
Reynolds American, Inc. 3.25% 11/1/22		347,000	334,599
Sprint Communications, Inc. 7% 8/15/20		170,000	188,063
The AES Corp. 4.875% 5/15/23		200,000	198,000
The Dow Chemical Co. 4.125% 11/15/21		120,000	128,727
Verizon Communications, Inc.:
4.5% 9/15/20		280,000	307,943
6.4% 9/15/33		98,000	119,884
6.55% 9/15/43		349,000	438,473
WellPoint, Inc.:
3.3% 1/15/23		183,000	182,685
4.625% 5/15/42		73,000	74,193
TOTAL UNITED STATES OF AMERICA			5,584,819
TOTAL NONCONVERTIBLE BONDS (Cost $15,620,818)			16,198,682
Commercial Mortgage Securities - 4.6%
		Principal Amount (b)	Value
United States of America - 4.6%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		$ 310,000	$ 336,753
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		743,168	811,320
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	544,473
Series 2007-C32 Class A3, 5.7454% 6/15/49 (g)		225,000	247,324
Series 2007-C33 Class A4, 5.9436% 2/15/51 (g)		900,000	984,813
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,022,598)			2,924,683
U.S. Government and Government Agency Obligations - 16.6%

U.S. Treasury Obligations - 16.6%
U.S. Treasury Bonds:
3.375% 5/15/44		314,000	315,472
3.625% 2/15/44		571,000	601,334
3.75% 11/15/43		255,000	274,842
U.S. Treasury Notes:
0.625% 8/31/17		1,301,000	1,286,465
0.75% 2/28/18		4,885,000	4,807,532
1.5% 2/28/19		505,000	504,053
1.625% 3/31/19		1,466,000	1,470,122
1.625% 4/30/19		550,000	550,903
2.5% 5/15/24		278,000	277,435
2.75% 2/15/24		353,000	360,777
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,405,452)			10,448,935
Foreign Government and Government Agency Obligations - 46.4%

Australia - 1.9%
Australian Commonwealth:
2.75% 4/21/24	AUD	680,000	598,970
4.75% 6/15/16	AUD	489,000	480,469
5.5% 4/21/23	AUD	38,000	41,340
5.75% 7/15/22	AUD	58,000	63,712
TOTAL AUSTRALIA			1,184,491
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Belgium - 0.8%
Belgian Kingdom:
2.25% 6/22/23	EUR	224,000	$ 326,133
2.6% 6/22/24 (Reg.S) (c)	EUR	100,000	148,162
TOTAL BELGIUM			474,295
Brazil - 1.8%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		200,000	215,000
Brazilian Federative Republic 2.625% 1/5/23		960,000	886,560
TOTAL BRAZIL			1,101,560
Canada - 2.7%
Canadian Government:
1.25% 2/1/16	CAD	433,000	406,960
1.25% 3/1/18	CAD	330,000	308,160
2.75% 6/1/22 (f)	CAD	526,000	520,326
4% 6/1/41	CAD	118,000	135,656
5% 6/1/37	CAD	110,000	142,330
5.75% 6/1/29	CAD	49,000	64,159
Ontario Province 4.65% 6/2/41	CAD	110,000	119,184
TOTAL CANADA			1,696,775
Chile - 0.8%
Chilean Republic:
2.25% 10/30/22		500,000	471,000
6% 3/1/18	CLP	30,000,000	57,503
TOTAL CHILE			528,503
Czech Republic - 0.4%
Czech Republic:
0.5% 7/28/16	CZK	1,290,000	64,629
1.5% 10/29/19	CZK	1,830,000	95,454
2.5% 8/25/28	CZK	80,000	4,141
4.2% 12/4/36	CZK	270,000	16,483
5.7% 5/25/24	CZK	900,000	62,234
TOTAL CZECH REPUBLIC			242,941
Denmark - 0.4%
Danish Kingdom 1.5% 11/15/23	DKK	1,270,000	237,423
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
France - 5.6%
French Government:
OAT 3.25% 5/25/45	EUR	110,000	$ 167,364
1% 5/25/18	EUR	1,580,000	2,218,641
1% 5/25/19	EUR	170,000	237,917
2.25% 5/25/24	EUR	500,000	725,480
5.75% 10/25/32	EUR	90,000	185,397
TOTAL FRANCE			3,534,799
Germany - 3.4%
German Federal Republic:
1.5% 5/15/24	EUR	122,000	170,907
1.75% 7/4/22	EUR	702,000	1,024,066
1.75% 2/15/24	EUR	92,000	132,181
2.25% 9/4/20	EUR	3,000	4,531
4% 1/4/37	EUR	70,000	127,722
4.75% 7/4/34	EUR	355,000	699,568
TOTAL GERMANY			2,158,975
Indonesia - 1.5%
Indonesian Republic 6.875% 1/17/18 (Reg. S)		850,000	972,188
Ireland - 0.3%
Irish Republic:
4.5% 4/18/20	EUR	34,000	55,079
5.4% 3/13/25	EUR	25,000	43,376
5.5% 10/18/17	EUR	62,000	98,792
TOTAL IRELAND			197,247
Israel - 0.4%
Israeli State:
3.75% 3/31/24	ILS	171,000	53,846
5.5% 1/31/22	ILS	296,000	104,697
6% 2/28/19	ILS	245,000	85,176
TOTAL ISRAEL			243,719
Italy - 3.4%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	601,000	847,918
3.5% 12/1/18	EUR	319,000	478,513
4.5% 5/1/23	EUR	28,000	44,096
4.5% 3/1/24	EUR	187,000	294,522
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - continued
Italian Republic:
3.75% 4/15/16	EUR	85,000	$ 122,944
5% 8/1/34	EUR	188,000	306,891
5% 9/1/40	EUR	19,000	30,764
6% 5/1/31	EUR	20,000	36,150
TOTAL ITALY			2,161,798
Japan - 9.0%
Japan Government:
0.2% 3/20/19	JPY	211,550,000	2,091,949
0.6% 3/20/23	JPY	15,500,000	154,838
0.6% 3/20/24	JPY	158,000,000	1,566,779
0.6% 6/20/24	JPY	1,500,000	14,846
1.2% 6/20/21	JPY	58,350,000	611,979
1.5% 3/20/34	JPY	12,450,000	124,730
1.6% 3/20/33	JPY	29,200,000	301,296
1.7% 12/20/43	JPY	6,000,000	59,468
1.7% 3/20/44	JPY	1,950,000	19,303
1.8% 3/20/43	JPY	31,450,000	319,920
1.8% 9/20/43	JPY	42,000,000	426,332
TOTAL JAPAN			5,691,440
Korea (South) - 1.5%
Korean Republic:
2.75% 3/10/18	KRW	658,700,000	650,187
3% 12/10/42	KRW	107,000,000	98,039
3.125% 3/10/19	KRW	12,860,000	12,843
3.5% 3/10/24	KRW	209,000,000	212,296
TOTAL KOREA (SOUTH)			973,365
Malaysia - 0.2%
Malaysian Government:
3.48% 3/15/23	MYR	450,000	134,801
3.814% 2/15/17	MYR	66,000	20,712
TOTAL MALAYSIA			155,513
Mexico - 2.0%
United Mexican States:
2.375% 4/9/21	EUR	258,000	360,522
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
3.625% 4/9/29	EUR	100,000	$ 143,434
8.5% 5/31/29	MXN	8,200,000	772,115
TOTAL MEXICO			1,276,071
Netherlands - 0.2%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	54,000	76,612
2.5% 1/15/33	EUR	50,000	72,475
TOTAL NETHERLANDS			149,087
New Zealand - 0.2%
New Zealand Government:
5.5% 4/15/23	NZD	26,000	24,529
6% 12/15/17	NZD	137,000	127,646
TOTAL NEW ZEALAND			152,175
Norway - 0.2%
Kingdom of Norway:
4.25% 5/19/17	NOK	191,000	33,572
4.5% 5/22/19	NOK	277,000	50,947
Norway Government Bond 3% 3/14/24	NOK	159,000	27,078
TOTAL NORWAY			111,597
Poland - 0.9%
Polish Government:
4% 10/25/23	PLN	275,000	94,447
5% 4/25/16	PLN	730,000	251,025
5.5% 10/25/19	PLN	530,000	195,393
TOTAL POLAND			540,865
Russia - 0.6%
Russian Federation:
7% 8/16/23	RUB	4,135,000	112,360
7.35% 1/20/16	RUB	6,295,000	184,079
7.5% 2/27/19	RUB	3,700,000	106,464
TOTAL RUSSIA			402,903
Singapore - 0.3%
Republic of Singapore 3.25% 9/1/20	SGD	202,000	176,776
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - 0.7%
South African Republic:
6.25% 3/31/36	ZAR	1,800,000	$ 125,638
7.75% 2/28/23	ZAR	2,900,000	265,821
8% 12/21/18	ZAR	467,000	44,622
TOTAL SOUTH AFRICA			436,081
Spain - 3.0%
Spanish Kingdom:
2.1% 4/30/17	EUR	423,000	600,597
3.75% 10/31/18	EUR	474,000	718,899
4.4% 10/31/23 (c)	EUR	271,000	426,123
5.15% 10/31/44	EUR	83,000	137,021
TOTAL SPAIN			1,882,640
Sweden - 1.0%
Swedish Kingdom 3.75% 8/12/17	SEK	3,800,000	623,028
Switzerland - 0.6%
Switzerland Confederation:
1.25% 6/11/24	CHF	249,000	296,733
3.5% 4/8/33	CHF	50,000	77,255
TOTAL SWITZERLAND			373,988
Thailand - 0.4%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,889,000	89,901
3.625% 6/16/23	THB	4,279,000	130,594
TOTAL THAILAND			220,495
Turkey - 0.6%
Turkish Republic:
8.3% 6/20/18	TRY	144,000	68,258
8.5% 9/14/22	TRY	198,000	92,570
8.8% 11/14/18	TRY	260,000	124,778
9% 1/27/16	TRY	244,000	116,610
TOTAL TURKEY			402,216
United Kingdom - 1.6%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	34,000	56,344
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
United Kingdom - continued
United Kingdom, Great Britain and Northern Ireland: - continued
4.25% 6/7/32	GBP	60,000	$ 116,997
4.5% 12/7/42	GBP	390,000	802,510
TOTAL UNITED KINGDOM			975,851
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,419,022)			29,278,805
Municipal Securities - 0.6%

United States of America - 0.6%
California Gen. Oblig. 7.5% 4/1/34		100,000	142,350
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	225,035
TOTAL MUNICIPAL SECURITIES (Cost $332,204)			367,385
Preferred Securities - 5.5%

Belgium - 0.4%
KBC Groupe SA 5.625% (Reg. S) (d)(g)	EUR	200,000	276,281
France - 0.5%
EDF SA 5.625% (Reg. S) (d)(g)		300,000	321,049
Germany - 1.9%
RWE AG 4.625% (d)(g)	EUR	845,000	1,230,895
Sweden - 0.7%
Vattenfall Treasury AB 5.25% (d)(g)	EUR	295,000	418,197
Switzerland - 1.5%
UBS AG 4.75% 2/12/26 (Reg. S) (g)	EUR	620,000	918,406
United Kingdom - 0.5%
Barclays Bank PLC 7.625% 11/21/22		250,000	287,499
TOTAL PREFERRED SECURITIES (Cost $3,393,540)			3,452,327
Fixed-Income Funds - 0.2%
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $151,068)	1,428	$ 154,752
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (a) (Cost $2,058,943)	2,058,943	2,058,943
Purchased Swaptions - 0.1% (i)
	Expiration Date		Notional Amount (b)
Put Options - 0.1%
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	EUR	1,500,000	29,681
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .65%	10/15/14	EUR	6,500,000	32,036
TOTAL PURCHASED SWAPTIONS (Cost $41,125)				61,717
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $63,444,770)	64,946,229
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(1,890,451)
NET ASSETS - 100%	$ 63,055,778
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Bond Index Contracts
7 Eurex Euro-Bobl Index Contracts (Germany)	Sept. 2014	$ 1,228,139	$ (4,266)
5 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2014	1,006,504	(6,742)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Bond Index Contracts - continued
6 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2014	$ 1,128,703	$ 1,824
4 LIFFE Medium Gilt Index Contracts (United Kingdom)	Sept. 2014	742,132	3,093
TOTAL BOND INDEX CONTRACTS		4,105,478	(6,091)
Treasury Contracts
14 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	1,752,406	(10,033)
TOTAL SOLD		$ 5,857,884	$ (16,124)

The face value of futures sold as a percentage of net assets is 9.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $5,559,170.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	AUD	Barclays Bank PLC, London	Buy	30,000	$ 27,974	$ 260
7/24/14	AUD	Barclays Bank PLC, London	Buy	109,000	101,724	859
7/24/14	AUD	Citibank NA	Buy	15,000	13,802	315
7/24/14	AUD	Citibank NA	Buy	18,000	16,771	169
7/24/14	CAD	Barclays Bank PLC, London	Buy	29,000	26,574	586
7/24/14	CAD	Barclays Bank PLC, London	Sell	22,000	20,233	(372)
7/24/14	CAD	Citibank NA	Sell	279,000	255,857	(5,442)
7/24/14	CAD	Deutsche Bank AG	Buy	346,000	321,251	2,797
7/24/14	CAD	Deutsche Bank AG	Sell	9,000	8,230	(199)
7/24/14	CAD	JPMorgan Chase Bank	Sell	13,000	11,908	(268)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	CHF	Barclays Bank PLC, London	Buy	13,000	$ 14,530	$ 132
7/24/14	CHF	Citibank NA	Buy	12,000	13,480	54
7/24/14	CHF	Citibank NA	Buy	393,000	443,331	(72)
7/24/14	CHF	JPMorgan Chase Bank	Sell	159,000	177,602	(1,732)
7/24/14	CLP	Barclays Bank PLC, London	Sell	32,146,000	57,942	(29)
7/24/14	CLP	Morgan Stanley Cap. Svcs. LLC	Buy	34,419,000	61,882	187
7/24/14	CZK	Citibank NA	Buy	181,000	9,109	(76)
7/24/14	CZK	JPMorgan Chase Bank	Sell	50,000	2,483	(13)
7/24/14	DKK	Barclays Bank PLC, London	Buy	121,000	22,074	152
7/24/14	DKK	Barclays Bank PLC, London	Sell	1,294,000	236,357	(1,332)
7/24/14	DKK	Citibank NA	Buy	1,373,000	253,414	(1,214)
7/24/14	EUR	BNP Paribas	Sell	983,000	1,352,282	6,128
7/24/14	EUR	Barclays Bank PLC, London	Buy	20,000	27,221	167
7/24/14	EUR	Barclays Bank PLC, London	Buy	57,000	78,101	(44)
7/24/14	EUR	Barclays Bank PLC, London	Buy	87,000	118,698	443
7/24/14	EUR	Barclays Bank PLC, London	Buy	153,000	208,541	983
7/24/14	EUR	Barclays Bank PLC, London	Buy	213,000	290,087	1,603
7/24/14	EUR	Barclays Bank PLC, London	Sell	131,000	177,471	(1,925)
7/24/14	EUR	Barclays Bank PLC, London	Sell	216,000	297,119	1,321
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	EUR	Barclays Bank PLC, London	Sell	229,000	$ 313,766	$ 166
7/24/14	EUR	Barclays Bank PLC, London	Sell	384,000	526,767	904
7/24/14	EUR	Barclays Bank PLC, London	Sell	534,000	732,141	863
7/24/14	EUR	Citibank NA	Buy	32,000	43,917	(95)
7/24/14	EUR	Citibank NA	Buy	38,000	51,747	291
7/24/14	EUR	Citibank NA	Buy	226,000	308,386	1,106
7/24/14	EUR	Deutsche Bank AG	Buy	237,000	323,668	888
7/24/14	EUR	Deutsche Bank AG	Sell	238,000	322,376	(3,549)
7/24/14	EUR	JPMorgan Chase Bank	Buy	650,000	886,337	3,795
7/24/14	GBP	Barclays Bank PLC, London	Buy	11,000	18,510	312
7/24/14	GBP	Barclays Bank PLC, London	Buy	14,000	23,445	509
7/24/14	GBP	Barclays Bank PLC, London	Buy	339,000	569,985	10,064
7/24/14	GBP	Barclays Bank PLC, London	Sell	184,000	309,503	(5,331)
7/24/14	GBP	Citibank NA	Buy	9,000	15,057	342
7/24/14	GBP	Citibank NA	Buy	190,000	317,992	7,108
7/24/14	GBP	JPMorgan Chase Bank	Buy	155,000	263,625	1,588
7/24/14	GBP	Morgan Stanley Cap. Svcs. LLC	Sell	1,388,000	2,342,535	(32,406)
7/24/14	HKD	Morgan Stanley Cap. Svcs. LLC	Buy	153,000	19,741	(8)
7/24/14	ILS	Citibank NA	Buy	446,000	128,958	985
7/24/14	ILS	JPMorgan Chase Bank	Sell	364,000	104,555	(1,497)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	JPY	Barclays Bank PLC, London	Buy	5,000,000	$ 49,344	$ 22
7/24/14	JPY	Barclays Bank PLC, London	Sell	650,000	6,348	(70)
7/24/14	JPY	Barclays Bank PLC, London	Sell	900,000	8,823	(63)
7/24/14	JPY	Barclays Bank PLC, London	Sell	6,150,000	60,420	(300)
7/24/14	JPY	Citibank NA	Buy	3,250,000	31,959	129
7/24/14	JPY	Goldman Sachs Bank USA	Buy	161,900,000	1,588,747	9,714
7/24/14	JPY	JPMorgan Chase Bank	Sell	350,000	3,418	(37)
7/24/14	KRW	Morgan Stanley Cap. Svcs. LLC	Buy	213,461,000	207,823	3,104
7/24/14	MXN	Citibank NA	Buy	17,350,000	1,327,353	7,511
7/24/14	MXN	Deutsche Bank AG	Sell	744,000	57,241	(1)
7/24/14	MXN	Goldman Sachs Bank USA	Sell	11,893,000	913,750	(1,267)
7/24/14	MYR	Barclays Bank PLC, London	Buy	233,000	71,969	594
7/24/14	MYR	Deutsche Bank AG	Sell	67,000	20,701	(164)
7/24/14	NOK	Barclays Bank PLC, London	Buy	21,000	3,521	(100)
7/24/14	NOK	Barclays Bank PLC, London	Buy	102,000	17,194	(581)
7/24/14	NOK	JPMorgan Chase Bank	Sell	15,000	2,493	50
7/24/14	NZD	Citibank NA	Sell	8,000	6,866	(122)
7/24/14	PLN	Barclays Bank PLC, London	Buy	62,000	20,334	47
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	PLN	JPMorgan Chase Bank	Sell	99,000	$ 32,433	$ (111)
7/24/14	RUB	Barclays Bank PLC, London	Sell	3,125,000	89,933	(1,519)
7/24/14	RUB	Morgan Stanley Cap. Svcs. LLC	Buy	819,000	22,922	1,046
7/24/14	SEK	Barclays Bank PLC, London	Buy	226,000	33,829	(15)
7/24/14	SEK	Barclays Bank PLC, London	Sell	501,000	76,347	1,389
7/24/14	SEK	JPMorgan Chase Bank	Sell	766,000	114,682	75
7/24/14	SGD	JPMorgan Chase Bank	Sell	10,000	7,960	(60)
7/24/14	THB	JPMorgan Chase Bank	Buy	858,000	26,171	277
7/24/14	THB	JPMorgan Chase Bank	Sell	649,000	19,787	(218)
7/24/14	TRY	JPMorgan Chase Bank	Buy	93,000	43,400	270
7/24/14	TRY	JPMorgan Chase Bank	Sell	149,000	69,824	(142)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	168,000	15,769	(40)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	441,000	42,058	(771)
						$ 8,120

For the period, the average monthly contract value for foreign currency contracts was $31,463,529. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (1)		Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	220,000	$ (6,201)	$ (16,217)	$ (22,418)
Kering SA	Dec. 2017	Credit Suisse Int'l	(1%)	EUR	100,000	(2,933)	(1,026)	(3,959)
Metro AG	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	150,000	(66)	(531)	(597)
Societe Generale	Jun. 2021	Credit Suisse Int'l	(5%)	EUR	150,000	(49,932)	50,090	158
Standard Chartered Bank	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	150,000	1,249	0	1,249
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	350,000	(9,273)	(11,215)	(20,488)
Valeo SA	Sep. 2018	Barclays Bank PLC, London	(1%)	EUR	100,000	(2,632)	(1,937)	(4,569)
TOTAL CREDIT DEFAULT SWAPS						$ (69,788)	$ 19,164	$ (50,624)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.

For the period, the average monthly notional amount for swaps in the aggregate was $3,208,425.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,014,243 or 3.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $108,813.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) For the period, the average monthly notional amount for purchased swaptions was $6,043,620.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,243
Fidelity Mortgage Backed Securities Central Fund	43,257
Total	$ 44,500
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 2,951,796	$ 2,552,907	$ 5,469,976	$ 154,752	0.0%
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 16,198,682	$ -	$ 16,198,682	$ -
Commercial Mortgage Securities	2,924,683	-	2,924,683	-
U.S. Government and Government Agency Obligations	10,448,935	-	10,448,935	-
Foreign Government and Government Agency Obligations	29,278,805	-	29,278,805	-
Municipal Securities	367,385	-	367,385	-
Preferred Securities	3,452,327	-	3,452,327	-
Fixed-Income Funds	154,752	154,752	-	-
Money Market Funds	2,058,943	2,058,943	-	-
Purchased Swaptions	61,717	-	61,717	-
Total Investments in Securities:	$ 64,946,229	$ 2,213,695	$ 62,732,534	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 69,305	$ -	$ 69,305	$ -
Futures Contracts	4,917	4,917	-	-
Swaps	1,249	-	1,249	-
Total Assets	$ 75,471	$ 4,917	$ 70,554	$ -
Liabilities
Foreign Currency Contracts	$ (61,185)	$ -	$ (61,185)	$ -
Futures Contracts	(21,041)	(21,041)	-	-
Swaps	(71,037)	-	(71,037)	-
Total Liabilities	$ (153,263)	$ (21,041)	$ (132,222)	$ -
Total Other Derivative Instruments:	$ (77,792)	$ (16,124)	$ (61,668)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 61,717	$ -
Swaps (d)	1,249	(71,037)
Total Credit Risk	62,966	(71,037)
Foreign Exchange Risk
Foreign Currency Contracts (a)	69,305	(61,185)
Interest Rate Risk
Futures Contracts (b)	4,917	(21,041)
Total Value of Derivatives	$ 137,188	$ (153,263)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.
(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $61,234,759)	$ 62,732,534
Fidelity Central Funds (cost $2,210,011)	2,213,695
Total Investments (cost $63,444,770)		$ 64,946,229
Cash		50,831
Foreign currency held at value (cost $729,025)		731,686
Receivable for investments sold		483,731
Unrealized appreciation on foreign currency contracts		69,305
Receivable for fund shares sold		103,393
Interest receivable		534,793
Distributions receivable from Fidelity Central Funds		522
Receivable for daily variation margin for derivative instruments		248
Bi-lateral OTC swaps, at value		1,249
Receivable from investment adviser for expense reductions		13,434
Total assets		66,935,421

Liabilities
Payable for investments purchased Regular delivery	$ 1,997,844
Delayed delivery	1,289,086
Unrealized depreciation on foreign currency contracts	61,185
Payable for fund shares redeemed	343,860
Bi-lateral OTC swaps, at value	71,037
Accrued management fee	29,265
Distribution and service plan fees payable	5,189
Other affiliated payables	8,406
Other payables and accrued expenses	73,771
Total liabilities		3,879,643

Net Assets		$ 63,055,778
Net Assets consist of:
Paid in capital		$ 63,722,187
Distributions in excess of net investment income		(55,638)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,022,224)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,411,453
Net Assets		$ 63,055,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,696,563 ÷ 471,664 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.37
Class T: Net Asset Value and redemption price per share ($3,168,250 ÷ 318,178 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.37
Class C: Net Asset Value and offering price per share ($4,291,288 ÷ 431,523 shares)A	$ 9.94

Global Bond: Net Asset Value, offering price and redemption price per share ($48,021,158 ÷ 4,820,720 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,878,519 ÷ 289,016 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2014

Investment Income
Dividends		$ 34,503
Interest		847,953
Income from Fidelity Central Funds		44,500
Income before foreign taxes withheld		926,956
Less foreign taxes withheld		(2,372)
Total income		924,584

Expenses
Management fee	$ 168,648
Transfer agent fees	34,200
Distribution and service plan fees	28,053
Accounting fees and expenses	15,559
Custodian fees and expenses	6,228
Independent trustees' compensation	114
Registration fees	63,987
Audit	75,215
Legal	59
Miscellaneous	324
Total expenses before reductions	392,387
Expense reductions	(139,159)	253,228
Net investment income (loss)		671,356
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	444,098
Fidelity Central Funds	60,652
Foreign currency transactions	(63,553)
Futures contracts	(122,799)
Swaps	(227,131)
Total net realized gain (loss)		91,267
Change in net unrealized appreciation (depreciation) on: Investment securities	2,073,155
Assets and liabilities in foreign currencies	122,855
Futures contracts	(93,734)
Swaps	174,736
Total change in net unrealized appreciation (depreciation)		2,277,012
Net gain (loss)		2,368,279
Net increase (decrease) in net assets resulting from operations		$ 3,039,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 671,356	$ 2,072,314
Net realized gain (loss)	91,267	(5,762,501)
Change in net unrealized appreciation (depreciation)	2,277,012	(2,402,509)
Net increase (decrease) in net assets resulting from operations	3,039,635	(6,092,696)
Distributions to shareholders from net investment income	(584,163)	-
Distributions to shareholders from net realized gain	-	(42,360)
Return of capital	-	(1,950,061)
Total distributions	(584,163)	(1,992,421)
Share transactions - net increase (decrease)	2,168,176	(100,308,315)
Total increase (decrease) in net assets	4,623,648	(108,393,432)

Net Assets
Beginning of period	58,432,130	166,825,562
End of period (including distributions in excess of net investment income of $55,638 and distributions in excess of net investment income of $142,831, respectively)	$ 63,055,778	$ 58,432,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.101	.172	.088
Net realized and unrealized gain (loss)	.388	(.553)	.207
Total from investment operations	.489	(.381)	.295
Distributions from net investment income	(.089)	-	(.078)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.197)	-
Total distributions	(.089)	(.199)	(.155)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total Return B, C, D	5.14%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.08% A	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,697	$ 3,965	$ 3,041
Portfolio turnover rate G	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.101	.172	.088
Net realized and unrealized gain (loss)	.388	(.553)	.207
Total from investment operations	.489	(.381)	.295
Distributions from net investment income	(.089)	-	(.078)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.197)	-
Total distributions	(.089)	(.199)	(.155)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total Return B, C, D	5.14%	(3.76)%	2.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.30%	1.61% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	2.08% A	1.77%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,168	$ 2,943	$ 2,747
Portfolio turnover rate G	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.065	.099	.042
Net realized and unrealized gain (loss)	.383	(.558)	.208
Total from investment operations	.448	(.459)	.250
Distributions from net investment income	(.058)	-	(.033)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.129)	-
Total distributions	(.058)	(.131)	(.110)
Net asset value, end of period	$ 9.94	$ 9.55	$ 10.14
Total Return B, C, D	4.70%	(4.53)%	2.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.33% A	2.08%	2.36% A
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.75% A
Net investment income (loss)	1.33% A	1.01%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,291	$ 3,579	$ 2,994
Portfolio turnover rate G	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Bond

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.114	.199	.103
Net realized and unrealized gain (loss)	.385	(.556)	.208
Total from investment operations	.499	(.357)	.311
Distributions from net investment income	(.099)	-	(.094)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.221)	-
Total distributions	(.099)	(.223)	(.171)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total Return B, C	5.24%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.19% A	.99%	1.28% A
Expenses net of fee waivers, if any	.75% A	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75% A
Net investment income (loss)	2.33% A	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,021	$ 45,300	$ 155,463
Portfolio turnover rate F	169% A	245%	91% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.114	.196	.104
Net realized and unrealized gain (loss)	.385	(.553)	.207
Total from investment operations	.499	(.357)	.311
Distributions from net investment income	(.099)	-	(.094)
Distributions from net realized gain	-	(.002)	(.077)
Return of capital	-	(.221)	-
Total distributions	(.099)	(.223)	(.171)
Net asset value, end of period	$ 9.96	$ 9.56	$ 10.14
Total ReturnB, C	5.24%	(3.53)%	3.11%
Ratios to Average Net Assets E, H
Expenses before reductions	1.26% A	1.02%	1.36% A
Expenses net of fee waivers, if any	.75% A	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75% A
Net investment income (loss)	2.33% A	2.02%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,879	$ 2,646	$ 2,580
Portfolio turnover rate F	169% A	245%	91% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity® Global Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

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2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases

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3. Significant Accounting Policies - continued

Foreign Currency - continued

and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures contracts, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,872,515
Gross unrealized depreciation	(382,290)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,490,225

Tax cost	$ 63,456,004

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (1,335,271)
Long-term	(376,140)
Total capital loss carryforward	$ (1,711,411)

At the prior fiscal period end, the Fund was required to defer approximately $271,165 of losses on futures contracts and foreign currency contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (46,239)	$ 28,679
Swaps	(227,131)	174,736
Total Credit Risk	(273,370)	203,415
Foreign Exchange Risk
Foreign Currency Contracts	(104,768)	149,845
Interest Rate Risk
Futures Contracts	(122,799)	(93,734)
Totals (a)	$ (500,937)	$ 259,526

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The

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4. Derivative Instruments - continued

Futures Contracts - continued

Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the

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4. Derivative Instruments - continued

Swaps - continued

Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $42,383,656 and $44,243,235, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,296	$ 3,311
Class T	-%	.25%	3,806	3,175
Class C	.75%	.25%	18,951	14,325
			$ 28,053	$ 20,811

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 879
Class T	99
Class C*	94
$ 1,072

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,138.20
Class T	3,075.20

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class C	$ 4,280.23
Global Bond	20,540.09
Institutional Class	2,167.16
	$ 34,200

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $55 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 11,558
Class T	1.00%	8,384
Class C	1.75%	10,905
Global Bond	.75%	101,239
Institutional Class	.75%	6,945
		$ 139,031

Semiannual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $110.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 38,617	$ -
Class T	27,738	-
Class C	22,391	-
International Bond	467,653	-
Institutional Class	27,764	-
Total	$ 584,163	$ -
From net realized gain
Class A	$ -	$ 631
Class T	-	549
Class C	-	613
International Bond	-	40,057
Institutional Class	-	510
Total	$ -	$ 42,360
From return of capital
Class A	$ -	$ 76,106
Class T	-	57,726
Class C	-	46,996
International Bond	-	1,708,884
Institutional Class	-	60,349
Total	$ -	$ 1,950,061

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	84,643	128,437	$ 828,546	$ 1,259,307
Reinvestment of distributions	3,832	7,560	37,412	73,115
Shares redeemed	(31,539)	(21,229)	(307,314)	(204,741)
Net increase (decrease)	56,936	114,768	$ 558,644	$ 1,127,681
Class T
Shares sold	14,100	44,973	$ 137,907	$ 437,451
Reinvestment of distributions	2,841	6,023	27,738	58,275
Shares redeemed	(6,602)	(14,115)	(64,251)	(134,293)
Net increase (decrease)	10,339	36,881	$ 101,394	$ 361,433
Class C
Shares sold	76,310	105,342	$ 752,024	$ 1,037,828
Reinvestment of distributions	2,274	4,871	22,191	47,018
Shares redeemed	(21,669)	(31,015)	(212,150)	(299,158)
Net increase (decrease)	56,915	79,198	$ 562,065	$ 785,688
Global Bond
Shares sold	591,932	8,357,038	$ 5,803,201	$ 83,742,267
Reinvestment of distributions	47,296	173,324	461,906	1,694,816
Shares redeemed	(556,436)	(19,127,056)	(5,439,329)	(188,239,210)
Net increase (decrease)	82,792	(10,596,694)	$ 825,778	$ (102,802,127)
Institutional Class
Shares sold	9,656	20,837	$ 95,096	$ 205,152
Reinvestment of distributions	2,833	6,265	27,664	60,654
Shares redeemed	(249)	(4,865)	(2,465)	(46,796)
Net increase (decrease)	12,240	22,237	$ 120,295	$ 219,010

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

11. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 70% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 21, 2014

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GLB-USAN-0814
1.939063.102

Fidelity®

International Bond

Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.00%
Actual		$ 1,000.00	$ 1,056.30	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 1,056.30	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 1,052.10	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
International Bond	.75%
Actual		$ 1,000.00	$ 1,057.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,057.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of June 30, 2014	As of December 31, 2013
European Monetary Unit	42.5%	44.0%
Japanese Yen	17.6%	17.9%
British Pound	7.8%	8.2%
Canadian Dollar	5.1%	4.7%
Korean Won	4.3%	4.3%
Australian Dollar	3.9%	3.7%
Mexican Peso	2.9%	4.1%
Polish Zloty	2.1%	1.3%
South African Rand	2.0%	1.0%
Swiss Franc	1.9%	2.0%
Other	9.9%	8.8%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Japan 13.9%	Japan 4.5%
Germany 12.5%	Germany 9.5%
United Kingdom 8.4%	United Kingdom 6.0%
France 7.8%	France 23.1%
Italy 7.1%	Italy 2.4%
United States of America 5.4%	United States of America 12.5%
Canada 4.3%	Canada 4.6%
Spain 4.1%	Spain 3.8%
Australia 3.6%	Australia 4.7%
Other 32.9%	Other 28.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations 1.2%	U.S. Government and U.S. Government Agency Obligations 0.0%
AAA 22.2%	AAA 14.9%
AA 28.2%	AA 29.2%
A 7.0%	A 2.3%
BBB 28.2%	BBB 25.1%
BB and Below 4.7%	BB and Below 8.3%
Not Rated 7.9%	Not Rated 9.1%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 11.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2014
6 months ago
Years	9.0	8.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	6.4	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*	As of December 31, 2013**
Corporate Bonds 15.9%	Corporate Bonds 21.5%
U.S. Government and U.S. Government Agency Obligations 1.2%	U.S. Government and U.S. Government Agency Obligations 0.0%
CMOs and Other Mortgage Related Securities 0.2%	CMOs and Other Mortgage Related Securities 0.3%
Foreign Government and Government Agency Obligations 77.5%	Foreign Government and Government Agency Obligations 65.5%
Other Investments 4.6%	Other Investments 1.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.6%	Short-Term Investments and Net Other Assets (Liabilities) 11.1%

* Futures and Swaps	7.6%	** Futures and Swaps	8.8%
* Foreign Currency Contracts	11.9%	** Foreign Currency Contracts	12.9%

Semiannual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.9%
		Principal Amount (b)	Value
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	$ 213,801
Cayman Islands - 0.8%
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (g)	GBP	170,000	310,739
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	170,000	314,606
TOTAL CAYMAN ISLANDS			625,345
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		200,000	208,183
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	299,307
France - 1.1%
BPCE SA 2.75% 7/8/26 (Reg. S) (e)(g)	EUR	400,000	542,657
Numericable Group SA 5.375% 5/15/22 (c)	EUR	200,000	290,634
TOTAL FRANCE			833,291
Germany - 0.2%
Bayer AG 3% 7/1/75 (Reg S.) (g)	EUR	100,000	138,430
Ireland - 1.2%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		270,000	288,900
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 1/15/22 (Reg S.) (e)	EUR	450,000	608,507
TOTAL IRELAND			897,407
Italy - 1.5%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	343,010
Enel SpA 5% 1/15/75 (g)	EUR	100,000	143,982
Intesa Sanpaolo SpA 5.017% 6/26/24 (c)		599,000	605,738
TOTAL ITALY			1,092,730
Luxembourg - 0.5%
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.) (e)	EUR	169,000	230,833
7.375% 2/15/18	EUR	100,000	144,461
TOTAL LUXEMBOURG			375,294
Netherlands - 1.0%
ASML Holding NV 3.375% 9/19/23	EUR	150,000	222,900
Petrobras Global Finance BV 5.625% 5/20/43		53,000	47,965
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	$ 329,273
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	144,975
TOTAL NETHERLANDS			745,113
Norway - 0.1%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	72,341
Sweden - 0.4%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	285,266
United Arab Emirates - 0.5%
Emirates Telecommunications Corp. 2.75% 6/18/26	EUR	286,000	391,620
United Kingdom - 4.3%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	341,674
Aviva PLC 3.875% 7/3/44 (Reg. S) (g)	EUR	400,000	544,149
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	338,579
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	115,000	225,552
HSBC Bank PLC:
5% 3/20/23 (g)	GBP	175,000	317,024
6.5% 7/7/23 (Reg. S)	GBP	105,000	210,795
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	239,885
Legal & General Group PLC 10% 7/23/41 (g)	GBP	100,000	229,389
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	187,528
WM Morrison Supermarkets PLC 4.75% 7/4/29 (Reg. S)	GBP	350,000	583,872
TOTAL UNITED KINGDOM			3,218,447
United States of America - 3.3%
Aon Corp. 5% 9/30/20		73,000	81,869
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	192,850
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	179,200
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	105,485
Discover Financial Services 3.85% 11/21/22		75,000	76,321
ERP Operating LP 4.625% 12/15/21		73,000	80,318
Fifth Third Bancorp 8.25% 3/1/38		67,000	98,462
FirstEnergy Corp. 7.375% 11/15/31		133,000	157,001
Liberty Property LP 3.375% 6/15/23		52,000	50,439
NiSource Finance Corp.:
4.45% 12/1/21		73,000	78,542
5.25% 2/15/43		67,000	72,045
Prudential Financial, Inc. 4.5% 11/16/21		80,000	88,028
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Puget Energy, Inc. 5.625% 7/15/22		$ 160,000	$ 185,743
Reynolds American, Inc. 3.25% 11/1/22		100,000	96,426
Sprint Communications, Inc. 7% 8/15/20		170,000	188,063
The AES Corp. 4.875% 5/15/23		200,000	198,000
Verizon Communications, Inc.:
6.4% 9/15/33		95,000	116,214
6.55% 9/15/43		339,000	425,910
TOTAL UNITED STATES OF AMERICA			2,470,916
TOTAL NONCONVERTIBLE BONDS (Cost $11,313,904)			11,867,491
Commercial Mortgage Securities - 0.2%

United States of America - 0.2%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49 (Cost $154,217)		135,000	146,651
U.S. Government and Government Agency Obligations - 1.2%

U.S. Treasury Obligations - 1.2%
U.S. Treasury Bonds:
3.375% 5/15/44		45,000	45,211
3.625% 2/15/44		240,000	252,750
U.S. Treasury Notes:
2.5% 5/15/24		278,000	277,435
2.75% 2/15/24		353,000	360,777
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $927,231)			936,173
Foreign Government and Government Agency Obligations - 77.5%

Australia - 3.6%
Australian Commonwealth:
2.75% 4/21/24	AUD	690,000	607,778
4.75% 6/15/16	AUD	911,000	895,107
5.25% 3/15/19	AUD	419,000	434,578
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Australia - continued
Australian Commonwealth: - continued
5.5% 4/21/23	AUD	251,000	$ 273,061
5.75% 7/15/22	AUD	424,000	465,760
TOTAL AUSTRALIA			2,676,284
Belgium - 0.8%
Belgian Kingdom:
2.25% 6/22/23	EUR	278,000	404,754
2.6% 6/22/24 (Reg.S) (c)	EUR	150,000	222,244
TOTAL BELGIUM			626,998
Brazil - 0.9%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		200,000	215,000
Brazilian Federative Republic 2.625% 1/5/23		500,000	461,750
TOTAL BRAZIL			676,750
Canada - 4.3%
Canadian Government:
1.25% 3/1/18	CAD	680,000	634,996
1.25% 9/1/18 (f)	CAD	860,000	799,142
2.5% 6/1/24	CAD	480,000	460,360
2.75% 6/1/22	CAD	160,000	158,274
4% 6/1/41	CAD	168,000	193,137
5% 6/1/37	CAD	280,000	362,296
5.75% 6/1/29	CAD	301,000	394,117
Ontario Province 4.65% 6/2/41	CAD	200,000	216,698
TOTAL CANADA			3,219,020
Chile - 0.1%
Chilean Republic 6% 3/1/18	CLP	50,000,000	95,838
Czech Republic - 0.7%
Czech Republic:
1.5% 10/29/19	CZK	4,810,000	250,893
2.5% 8/25/28	CZK	1,360,000	70,396
4.2% 12/4/36	CZK	710,000	43,343
5.7% 5/25/24	CZK	2,380,000	164,574
TOTAL CZECH REPUBLIC			529,206
Denmark - 0.7%
Danish Kingdom 1.5% 11/15/23	DKK	2,621,000	489,989
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
France - 6.3%
French Government:
OAT 3.25% 5/25/45	EUR	305,000	$ 464,054
1% 5/25/18	EUR	1,690,000	2,373,104
1% 5/25/19	EUR	430,000	601,790
2.25% 5/25/24	EUR	860,000	1,247,825
TOTAL FRANCE			4,686,773
Germany - 10.5%
German Federal Republic:
1% 2/22/19	EUR	1,538,000	2,172,848
1.5% 5/15/24	EUR	790,000	1,106,692
1.75% 7/4/22	EUR	1,100,000	1,604,662
1.75% 2/15/24	EUR	365,000	524,414
2% 8/15/23	EUR	480,000	707,610
4.75% 7/4/34	EUR	723,000	1,424,754
5.5% 1/4/31	EUR	140,000	288,429
TOTAL GERMANY			7,829,409
Indonesia - 1.4%
Indonesian Republic 6.875% 1/17/18 (Reg. S)		900,000	1,029,375
Ireland - 0.5%
Irish Republic:
4.5% 4/18/20	EUR	60,000	97,198
5.4% 3/13/25	EUR	45,000	78,077
5.5% 10/18/17	EUR	111,000	176,869
TOTAL IRELAND			352,144
Israel - 1.1%
Israeli State:
2.5% 5/31/16	ILS	500,000	150,295
3.75% 3/31/24	ILS	639,000	201,215
5.5% 1/31/22	ILS	341,000	120,614
6% 2/28/19	ILS	1,035,000	359,824
TOTAL ISRAEL			831,948
Italy - 5.6%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	626,000	883,189
3.5% 12/1/18	EUR	826,000	1,239,034
4.5% 5/1/23	EUR	148,000	233,079
4.5% 3/1/24	EUR	415,000	653,618
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - continued
Italian Republic:
3.75% 4/15/16	EUR	327,000	$ 472,975
5% 8/1/34	EUR	335,000	546,853
5% 9/1/40	EUR	52,000	84,196
6% 5/1/31	EUR	26,000	46,995
TOTAL ITALY			4,159,939
Japan - 13.9%
Japan Government:
0.2% 3/20/19	JPY	367,500,000	3,634,082
0.6% 3/20/23	JPY	33,150,000	331,155
0.6% 3/20/24	JPY	225,850,000	2,239,601
0.6% 6/20/24	JPY	6,950,000	68,786
1.2% 6/20/21	JPY	92,500,000	970,147
1.5% 3/20/34	JPY	77,550,000	776,935
1.6% 3/20/33	JPY	43,100,000	444,721
1.7% 3/20/32	JPY	80,250,000	850,599
1.7% 12/20/32	JPY	27,150,000	285,390
1.7% 9/20/33	JPY	17,000,000	177,128
1.7% 12/20/43	JPY	14,000,000	138,759
1.8% 9/20/43	JPY	30,000,000	304,523
2% 3/20/42	JPY	17,000,000	181,070
TOTAL JAPAN			10,402,896
Korea (South) - 3.4%
Korean Republic:
2.75% 3/10/18	KRW	1,571,600,000	1,551,290
3% 3/10/23	KRW	560,000,000	548,567
3% 12/10/42	KRW	276,000,000	252,886
3.125% 3/10/19	KRW	81,770,000	81,662
3.5% 3/10/24	KRW	130,500,000	132,558
TOTAL KOREA (SOUTH)			2,566,963
Malaysia - 0.7%
Malaysian Government:
3.48% 3/15/23	MYR	1,040,000	311,540
3.814% 2/15/17	MYR	629,000	197,393
TOTAL MALAYSIA			508,933
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - 2.5%
United Mexican States:
2.375% 4/9/21	EUR	272,000	$ 380,085
3.625% 4/9/29	EUR	100,000	143,434
8.5% 5/31/29	MXN	14,500,000	1,365,325
TOTAL MEXICO			1,888,844
Netherlands - 0.7%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	255,000	361,778
2.5% 1/15/33	EUR	120,000	173,940
TOTAL NETHERLANDS			535,718
New Zealand - 0.4%
New Zealand Government:
5.5% 4/15/23	NZD	72,000	67,927
6% 12/15/17	NZD	272,000	253,429
TOTAL NEW ZEALAND			321,356
Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	362,000	63,629
4.5% 5/22/19	NOK	520,000	95,641
Norway Government Bond 3% 3/14/24	NOK	367,000	62,500
TOTAL NORWAY			221,770
Poland - 2.1%
Polish Government:
4% 10/25/23	PLN	806,000	276,815
5% 4/25/16	PLN	2,059,000	708,029
5.5% 10/25/19	PLN	1,529,000	563,689
TOTAL POLAND			1,548,533
Russia - 1.4%
Russian Federation:
7% 8/16/23	RUB	10,993,000	298,712
7.35% 1/20/16	RUB	15,344,000	448,691
7.5% 2/27/19	RUB	10,262,000	295,280
TOTAL RUSSIA			1,042,683
Singapore - 0.6%
Republic of Singapore 3.25% 9/1/20	SGD	540,000	472,569
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - 1.9%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	$ 272,215
6.75% 3/31/21	ZAR	1,400,000	123,326
8% 12/21/18	ZAR	3,331,000	318,279
8% 1/31/30	ZAR	1,653,000	144,768
10.5% 12/21/26	ZAR	2,981,000	326,923
13.5% 9/15/15	ZAR	2,400,000	242,965
TOTAL SOUTH AFRICA			1,428,476
Spain - 4.1%
Spanish Kingdom:
2.1% 4/30/17	EUR	598,000	849,071
3.75% 10/31/18	EUR	788,000	1,195,131
4.4% 10/31/23 (c)	EUR	497,000	781,487
5.15% 10/31/44	EUR	153,000	252,581
TOTAL SPAIN			3,078,270
Sweden - 1.7%
Swedish Kingdom 3.75% 8/12/17	SEK	7,835,000	1,284,586
Switzerland - 1.1%
Switzerland Confederation:
1.25% 6/11/24	CHF	568,000	676,886
3.5% 4/8/33	CHF	80,000	123,608
TOTAL SWITZERLAND			800,494
Thailand - 0.8%
Kingdom of Thailand:
3.45% 3/8/19	THB	9,462,000	294,443
3.625% 6/16/23	THB	10,423,000	318,107
TOTAL THAILAND			612,550
Turkey - 1.6%
Turkish Republic:
8.3% 6/20/18	TRY	595,000	282,039
8.5% 9/14/22	TRY	499,000	233,295
8.8% 11/14/18	TRY	708,000	339,781
9% 1/27/16	TRY	689,000	329,280
TOTAL TURKEY			1,184,395
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
United Kingdom - 3.8%
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	110,000	$ 185,705
2.25% 9/7/23	GBP	624,000	1,031,455
3.25% 1/22/44	GBP	112,000	185,604
4.25% 6/7/32	GBP	140,000	272,993
4.5% 12/7/42	GBP	580,000	1,193,477
TOTAL UNITED KINGDOM			2,869,234
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,380,325)			57,971,943
Preferred Securities - 4.6%

Belgium - 0.4%
KBC Groupe SA 5.625% (Reg. S) (d)(g)	EUR	200,000	276,281
France - 0.4%
EDF SA 5.625% (Reg. S) (d)(g)		300,000	321,049
Germany - 1.8%
RWE AG 4.625% (d)(g)	EUR	920,000	1,340,006
Sweden - 0.4%
Vattenfall Treasury AB 5.25% (d)(g)	EUR	220,000	311,876
Switzerland - 1.2%
UBS AG 4.75% 2/12/26 (Reg. S) (g)	EUR	630,000	933,217
United Kingdom - 0.4%
Barclays Bank PLC 7.625% 11/21/22		250,000	287,499
TOTAL PREFERRED SECURITIES (Cost $3,412,666)			3,469,928
Money Market Funds - 2.3%
Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,715,353)	1,715,353	1,715,353
Purchased Swaptions - 0.1% (h)
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.1%
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	EUR	2,000,000	$ 39,575
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .65%	10/15/14	EUR	7,000,000	34,501
TOTAL PURCHASED SWAPTIONS (Cost $49,228)				74,076
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $73,952,924)	76,181,615
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(1,345,496)
NET ASSETS - 100%	$ 74,836,119
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
9 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	$ 1,075,148	$ 4,761
Sold
Bond Index Contracts
6 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2014	1,207,805	(6,812)
4 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2014	752,468	2,648
TOTAL BOND INDEX CONTRACTS		$ 1,960,273	$ (4,164)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
35 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	$ 4,381,016	$ (18,823)
19 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	2,606,563	(18,299)
TOTAL TREASURY CONTRACTS		6,987,579	(37,122)
TOTAL SOLD		8,947,852	(41,286)
		$ 10,023,000	$ (36,525)
The face value of futures purchased as a percentage of net assets is 1.4%

The face value of futures sold as a percentage of net assets is 12%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $8,701,324.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	AUD	Barclays Bank PLC, London	Buy	30,000	$ 27,974	$ 260
7/24/14	AUD	Barclays Bank PLC, London	Buy	236,000	220,247	1,860
7/24/14	AUD	Citibank NA	Buy	27,000	25,157	254
7/24/14	AUD	Citibank NA	Buy	38,000	34,965	799
7/24/14	AUD	Deutsche Bank AG	Buy	36,000	33,549	332
7/24/14	AUD	Deutsche Bank AG	Buy	190,000	176,270	2,545
7/24/14	AUD	JPMorgan Chase Bank	Sell	333,000	307,072	(6,325)
7/24/14	CAD	Barclays Bank PLC, London	Buy	39,000	35,738	788
7/24/14	CAD	Barclays Bank PLC, London	Buy	228,000	210,051	3,484
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	CAD	Barclays Bank PLC, London	Buy	447,000	$ 410,128	$ 8,512
7/24/14	CAD	Barclays Bank PLC, London	Sell	44,000	40,476	(733)
7/24/14	CAD	Barclays Bank PLC, London	Sell	57,000	52,421	(963)
7/24/14	CAD	Citibank NA	Sell	128,000	117,382	(2,497)
7/24/14	CAD	Deutsche Bank AG	Buy	43,000	39,495	777
7/24/14	CAD	Deutsche Bank AG	Buy	407,000	377,888	3,290
7/24/14	CAD	JPMorgan Chase Bank	Sell	103,000	94,345	(2,120)
7/24/14	CAD	JPMorgan Chase Bank	Sell	180,000	164,737	(3,843)
7/24/14	CHF	Barclays Bank PLC, London	Buy	26,000	29,060	265
7/24/14	CHF	Barclays Bank PLC, London	Buy	79,000	88,266	837
7/24/14	CHF	Citibank NA	Buy	21,000	23,590	95
7/24/14	CHF	Citibank NA	Buy	826,000	931,785	(151)
7/24/14	CHF	JPMorgan Chase Bank	Sell	402,000	449,031	(4,380)
7/24/14	CLP	Barclays Bank PLC, London	Sell	53,576,000	96,568	(48)
7/24/14	CLP	Morgan Stanley Cap. Svcs. LLC	Buy	50,260,000	90,363	273
7/24/14	CZK	Barclays Bank PLC, London	Buy	1,082,000	53,604	396
7/24/14	CZK	Barclays Bank PLC, London	Buy	3,500,000	175,064	(387)
7/24/14	CZK	Citibank NA	Buy	426,000	21,438	(178)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	CZK	JPMorgan Chase Bank	Sell	1,331,000	$ 66,094	$ (333)
7/24/14	DKK	Barclays Bank PLC, London	Buy	327,000	59,655	410
7/24/14	DKK	Barclays Bank PLC, London	Sell	2,671,000	487,874	(2,749)
7/24/14	DKK	Citibank NA	Buy	164,000	30,172	(48)
7/24/14	DKK	Citibank NA	Buy	2,596,000	479,142	(2,295)
7/24/14	EUR	BNP Paribas	Buy	1,086,000	1,493,975	(6,770)
7/24/14	EUR	Barclays Bank PLC, London	Buy	52,000	71,326	(115)
7/24/14	EUR	Barclays Bank PLC, London	Buy	72,000	98,232	367
7/24/14	EUR	Barclays Bank PLC, London	Buy	114,000	155,161	955
7/24/14	EUR	Barclays Bank PLC, London	Buy	116,000	157,982	873
7/24/14	EUR	Barclays Bank PLC, London	Buy	132,000	180,866	(101)
7/24/14	EUR	Barclays Bank PLC, London	Buy	202,000	275,328	1,298
7/24/14	EUR	Barclays Bank PLC, London	Buy	693,000	944,476	4,542
7/24/14	EUR	Barclays Bank PLC, London	Sell	96,000	131,252	(214)
7/24/14	EUR	Barclays Bank PLC, London	Sell	224,000	307,115	362
7/24/14	EUR	Barclays Bank PLC, London	Sell	241,000	330,208	175
7/24/14	EUR	Barclays Bank PLC, London	Sell	390,000	528,349	(5,731)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	EUR	Barclays Bank PLC, London	Sell	1,000,000	$ 1,371,789	$ 2,355
7/24/14	EUR	Citibank NA	Buy	33,000	45,289	(98)
7/24/14	EUR	Citibank NA	Buy	48,000	65,365	368
7/24/14	EUR	Citibank NA	Buy	303,000	413,456	1,483
7/24/14	EUR	Citibank NA	Sell	48,000	64,954	(779)
7/24/14	EUR	Deutsche Bank AG	Buy	27,000	36,700	275
7/24/14	EUR	Deutsche Bank AG	Buy	63,000	85,867	407
7/24/14	EUR	Deutsche Bank AG	Buy	74,000	100,124	1,214
7/24/14	EUR	Deutsche Bank AG	Buy	267,000	361,658	3,981
7/24/14	EUR	Deutsche Bank AG	Buy	318,000	434,289	1,191
7/24/14	EUR	Deutsche Bank AG	Buy	1,349,000	1,839,023	8,343
7/24/14	EUR	JPMorgan Chase Bank	Buy	45,000	60,935	689
7/24/14	EUR	JPMorgan Chase Bank	Buy	128,000	175,237	51
7/24/14	EUR	JPMorgan Chase Bank	Sell	747,000	1,018,605	(4,362)
7/24/14	GBP	Barclays Bank PLC, London	Buy	17,000	28,469	619
7/24/14	GBP	Barclays Bank PLC, London	Buy	27,000	45,312	886
7/24/14	GBP	Barclays Bank PLC, London	Buy	27,000	45,433	766
7/24/14	GBP	Barclays Bank PLC, London	Buy	31,000	51,963	1,080
7/24/14	GBP	Barclays Bank PLC, London	Sell	212,000	356,602	(6,142)
7/24/14	GBP	Citibank NA	Buy	23,000	38,479	875
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	GBP	Citibank NA	Buy	196,000	$ 328,034	$ 7,332
7/24/14	GBP	Deutsche Bank AG	Buy	227,000	380,351	8,058
7/24/14	GBP	JPMorgan Chase Bank	Sell	272,000	455,546	(9,857)
7/24/14	GBP	Morgan Stanley Cap. Svcs. LLC	Sell	47,000	79,322	(1,097)
7/24/14	HKD	Morgan Stanley Cap. Svcs. LLC	Buy	393,000	50,707	(20)
7/24/14	ILS	Citibank NA	Buy	12,000	3,470	27
7/24/14	ILS	Deutsche Bank AG	Buy	259,000	74,562	898
7/24/14	ILS	JPMorgan Chase Bank	Sell	407,000	116,907	(1,674)
7/24/14	JPY	Barclays Bank PLC, London	Buy	8,750,000	85,449	941
7/24/14	JPY	Barclays Bank PLC, London	Buy	9,450,000	93,260	41
7/24/14	JPY	Barclays Bank PLC, London	Buy	10,100,000	99,191	528
7/24/14	JPY	Barclays Bank PLC, London	Sell	1,050,000	10,293	(74)
7/24/14	JPY	Barclays Bank PLC, London	Sell	7,650,000	74,957	(573)
7/24/14	JPY	Barclays Bank PLC, London	Sell	10,900,000	107,096	(521)
7/24/14	JPY	Citibank NA	Buy	3,150,000	30,975	125
7/24/14	JPY	Deutsche Bank AG	Buy	5,150,000	50,233	614
7/24/14	JPY	Deutsche Bank AG	Buy	5,150,000	50,573	274
7/24/14	JPY	Deutsche Bank AG	Buy	75,200,000	739,162	3,298
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	JPY	Goldman Sachs Bank USA	Buy	253,200,000	$ 2,484,687	$ 15,188
7/24/14	JPY	JPMorgan Chase Bank	Sell	36,400,000	355,494	(3,888)
7/24/14	KRW	Barclays Bank PLC, London	Buy	35,800,000	34,825	550
7/24/14	KRW	Barclays Bank PLC, London	Buy	208,300,000	203,448	2,380
7/24/14	KRW	JPMorgan Chase Bank	Sell	29,800,000	29,094	(352)
7/24/14	KRW	Morgan Stanley Cap. Svcs. LLC	Buy	406,344,000	395,611	5,909
7/24/14	MXN	Barclays Bank PLC, London	Buy	471,000	36,392	(155)
7/24/14	MXN	Citibank NA	Buy	377,000	29,033	(28)
7/24/14	MXN	Citibank NA	Buy	12,301,000	941,082	5,325
7/24/14	MXN	Deutsche Bank AG	Buy	1,399,000	108,404	(768)
7/24/14	MXN	Goldman Sachs Bank USA	Sell	4,635,000	356,111	(494)
7/24/14	MYR	Barclays Bank PLC, London	Buy	626,000	193,359	1,596
7/24/14	MYR	Deutsche Bank AG	Sell	539,000	166,538	(1,323)
7/24/14	NOK	Barclays Bank PLC, London	Buy	135,000	22,757	(770)
7/24/14	NOK	Barclays Bank PLC, London	Buy	164,000	27,494	(783)
7/24/14	NOK	JPMorgan Chase Bank	Sell	95,000	15,788	315
7/24/14	NZD	Citibank NA	Sell	19,000	16,306	(290)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	NZD	JPMorgan Chase Bank	Sell	24,000	$ 20,208	$ (755)
7/24/14	PLN	Barclays Bank PLC, London	Buy	94,000	30,638	262
7/24/14	PLN	Barclays Bank PLC, London	Sell	59,000	19,350	(45)
7/24/14	PLN	Deutsche Bank AG	Buy	290,000	95,243	87
7/24/14	PLN	JPMorgan Chase Bank	Sell	411,000	134,644	(461)
7/24/14	RUB	Barclays Bank PLC, London	Buy	1,544,000	44,037	1,148
7/24/14	RUB	Barclays Bank PLC, London	Buy	2,660,000	75,744	2,100
7/24/14	RUB	Barclays Bank PLC, London	Sell	13,630,000	392,253	(6,626)
7/24/14	RUB	Morgan Stanley Cap. Svcs. LLC	Buy	8,065,000	225,721	10,299
7/24/14	SEK	Barclays Bank PLC, London	Buy	308,000	46,103	(21)
7/24/14	SEK	Barclays Bank PLC, London	Buy	450,000	67,274	54
7/24/14	SEK	Barclays Bank PLC, London	Sell	225,000	34,288	624
7/24/14	SEK	JPMorgan Chase Bank	Sell	2,651,000	396,894	259
7/24/14	SGD	Barclays Bank PLC, London	Buy	63,000	50,378	148
7/24/14	SGD	JPMorgan Chase Bank	Sell	112,000	89,150	(673)
7/24/14	THB	JPMorgan Chase Bank	Buy	1,786,000	54,478	577
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	THB	JPMorgan Chase Bank	Sell	2,994,000	$ 91,285	$ (1,008)
7/24/14	TRY	Barclays Bank PLC, London	Buy	140,000	66,073	(332)
7/24/14	TRY	Barclays Bank PLC, London	Buy	154,000	72,604	(289)
7/24/14	TRY	JPMorgan Chase Bank	Buy	87,000	40,600	253
7/24/14	TRY	JPMorgan Chase Bank	Sell	614,000	287,732	(587)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	404,000	38,670	(847)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	520,000	48,808	(124)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	2,443,000	233,282	(4,563)
7/24/14	ZAR	Barclays Bank PLC, London	Sell	2,807,000	267,702	4,905
7/24/14	ZAR	Deutsche Bank AG	Buy	997,000	93,494	(153)
7/24/14	ZAR	JPMorgan Chase Bank	Sell	1,428,000	132,280	(1,412)
						$ 40,522

For the period, the average monthly contract value for foreign currency contracts was $42,829,147. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(1)		Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	$ (6,483)	$ (16,954)	$ (23,437)
Kering SA	Dec. 2017	Credit Suisse Int'l	(1%)	EUR	150,000	(4,400)	(1,542)	(5,942)
Metro AG	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	300,000	(132)	(1,062)	(1,194)
Societe Generale	Jun. 2021	Credit Suisse Int'l	(5%)	EUR	300,000	(99,862)	100,184	322
Standard Chartered Bank	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	300,000	2,498	473	2,971
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(5,299)	(6,409)	(11,708)
Valeo SA	Sep. 2018	Barclays Bank PLC, London	(1%)	EUR	200,000	(5,264)	(3,875)	(9,139)
TOTAL CREDIT DEFAULT SWAPS						$ (118,942)	$ 70,815	$ (48,127)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,428,771 or 3.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $139,385.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) For the period, the average monthly notional amount for purchased swaptions was $7,000,438.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 648
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 11,867,491	$ -	$ 11,867,491	$ -
Commercial Mortgage Securities	146,651	-	146,651	-
U.S. Government and Government Agency Obligations	936,173	-	936,173	-
Foreign Government and Government Agency Obligations	57,971,943	-	57,971,943	-
Preferred Securities	3,469,928	-	3,469,928	-
Money Market Funds	1,715,353	1,715,353	-	-
Purchased Swaptions	74,076	-	74,076	-
Total Investments in Securities:	$ 76,181,615	$ 1,715,353	$ 74,466,262	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 132,447	$ -	$ 132,447	$ -
Futures Contracts	7,409	7,409	-	-
Swaps	2,498	-	2,498	-
Total Assets	$ 142,354	$ 7,409	$ 134,945	$ -
Liabilities
Foreign Currency Contracts	$ (91,925)	$ -	$ (91,925)	$ -
Futures Contracts	(43,934)	(43,934)	-	-
Swaps	(121,440)	-	(121,440)	-
Total Liabilities	$ (257,299)	$ (43,934)	$ (213,365)	$ -
Total Other Derivative Instruments:	$ (114,945)	$ (36,525)	$ (78,420)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 74,076	$ -
Swaps (d)	2,498	(121,440)
Total Credit Risk	76,574	(121,440)
Foreign Exchange Risk
Foreign Currency Contracts (a)	132,447	(91,925)
Interest Rate Risk
Futures Contracts (b)	7,409	(43,934)
Total Value of Derivatives	$ 216,430	$ (257,299)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.
(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $72,237,571)	$ 74,466,262
Fidelity Central Funds (cost $1,715,353)	1,715,353
Total Investments (cost $73,952,924)		$ 76,181,615
Cash		24,597
Foreign currency held at value (cost $865,722)		870,694
Receivable for investments sold		483,555
Unrealized appreciation on foreign currency contracts		132,447
Receivable for fund shares sold		50,689
Interest receivable		703,091
Distributions receivable from Fidelity Central Funds		184
Bi-lateral OTC swaps, at value		2,498
Receivable from investment adviser for expense reductions		14,602
Total assets		78,463,972

Liabilities
Payable for investments purchased Regular delivery	$ 1,877,088
Delayed delivery	1,393,153
Unrealized depreciation on foreign currency contracts	91,925
Payable for fund shares redeemed	15,235
Bi-lateral OTC swaps, at value	121,440
Accrued management fee	34,434
Distribution and service plan fees payable	4,178
Payable for daily variation margin for derivative instruments	5,966
Other affiliated payables	9,884
Other payables and accrued expenses	74,550
Total liabilities		3,627,853

Net Assets		$ 74,836,119
Net Assets consist of:
Paid in capital		$ 73,255,877
Distributions in excess of net investment income		(412,204)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(161,432)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,153,878
Net Assets		$ 74,836,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,597,246 ÷ 356,311 shares)	$ 10.10

Maximum offering price per share (100/96.00 of $10.10)	$ 10.52
Class T: Net Asset Value and redemption price per share ($3,266,055 ÷ 323,546 shares)	$ 10.09

Maximum offering price per share (100/96.00 of $10.09)	$ 10.51
Class C: Net Asset Value and offering price per share ($3,359,206 ÷ 333,230 shares)A	$ 10.08

International Bond: Net Asset Value, offering price and redemption price per share ($61,792,922 ÷ 6,117,495 shares)	$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,820,690 ÷ 279,268 shares)	$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2014

Investment Income
Dividends		$ 29,135
Interest		847,648
Income from Fidelity Central Funds		648
Income before foreign taxes withheld		877,431
Less foreign taxes withheld		(4,128)
Total income		873,303

Expenses
Management fee	$ 180,703
Transfer agent fees	35,647
Distribution and service plan fees	23,177
Accounting fees and expenses	16,671
Custodian fees and expenses	7,076
Independent trustees' compensation	119
Registration fees	62,565
Audit	75,217
Legal	52
Miscellaneous	299
Total expenses before reductions	401,526
Expense reductions	(137,051)	264,475
Net investment income (loss)		608,828
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	378,968
Foreign currency transactions	74,674
Futures contracts	(156,369)
Swaps	(143,348)
Total net realized gain (loss)		153,925
Change in net unrealized appreciation (depreciation) on: Investment securities	2,766,898
Assets and liabilities in foreign currencies	173,316
Futures contracts	(187,483)
Swaps	102,480
Total change in net unrealized appreciation (depreciation)		2,855,211
Net gain (loss)		3,009,136
Net increase (decrease) in net assets resulting from operations		$ 3,617,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 608,828	$ 1,520,987
Net realized gain (loss)	153,925	(3,123,858)
Change in net unrealized appreciation (depreciation)	2,855,211	(2,759,580)
Net increase (decrease) in net assets resulting from operations	3,617,964	(4,362,451)
Distributions to shareholders from net investment income	(502,051)	-
Distributions to shareholders from net realized gain	-	(197,460)
Return of capital	-	(1,448,132)
Total distributions	(502,051)	(1,645,592)
Share transactions - net increase (decrease)	13,775,718	(34,854,834)
Total increase (decrease) in net assets	16,891,631	(40,862,877)

Net Assets
Beginning of period	57,944,488	98,807,365
End of period (including distributions in excess of net investment income of $412,204 and distributions in excess of net investment income of $518,981, respectively)	$ 74,836,119	$ 57,944,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.084	.177	.083
Net realized and unrealized gain (loss)	.456	(.549)	.334
Total from investment operations	.540	(.372)	.417
Distributions from net investment income	(.070)	-	(.080)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.182)	-
Total distributions	(.070)	(.198)	(.217)
Net asset value, end of period	$ 10.10	$ 9.63	$ 10.20
Total ReturnB, C, D	5.63%	(3.65)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49%A	1.36%	1.60%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.72%A	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,597	$ 3,103	$ 2,768
Portfolio turnover rateG	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.085	.177	.083
Net realized and unrealized gain (loss)	.455	(.558)	.334
Total from investment operations	.540	(.381)	.417
Distributions from net investment income	(.070)	-	(.080)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.183)	-
Total distributions	(.070)	(.199)	(.217)
Net asset value, end of period	$ 10.09	$ 9.62	$ 10.20
Total ReturnB, C, D	5.63%	(3.74)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%A	1.36%	1.59%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.72%A	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266	$ 3,045	$ 2,827
Portfolio turnover rateG	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.048	.103	.036
Net realized and unrealized gain (loss)	.452	(.543)	.326
Total from investment operations	.500	(.440)	.362
Distributions from net investment income	(.040)	-	(.035)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.114)	-
Total distributions	(.040)	(.130)	(.172)
Net asset value, end of period	$ 10.08	$ 9.62	$ 10.19
Total ReturnB, C, D	5.21%	(4.32)%	3.62%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26%A	2.12%	2.35%A
Expenses net of fee waivers, if any	1.75%A	1.75%	1.75%A
Expenses net of all reductions	1.75%A	1.75%	1.75%A
Net investment income (loss)	.97%A	1.06%	.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,359	$ 2,823	$ 2,797
Portfolio turnover rateG	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Bond

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.097	.203	.099
Net realized and unrealized gain (loss)	.452	(.551)	.333
Total from investment operations	.549	(.348)	.432
Distributions from net investment income	(.079)	-	(.095)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.206)	-
Total distributions	(.079)	(.222)	(.232)
Net asset value, end of period	$ 10.10	$ 9.63	$ 10.20
Total ReturnB, C	5.72%	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16%A	1.07%	1.26%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%A
Net investment income (loss)	1.96%A	2.06%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,793	$ 46,347	$ 87,752
Portfolio turnover rateF	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.097	.201	.099
Net realized and unrealized gain (loss)	.452	(.549)	.333
Total from investment operations	.549	(.348)	.432
Distributions from net investment income	(.079)	-	(.095)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.206)	-
Total distributions	(.079)	(.222)	(.232)
Net asset value, end of period	$ 10.10	$ 9.63	$ 10.20
Total ReturnB, C	5.72%	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.22%A	1.08%	1.34%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%A
Net investment income (loss)	1.97%A	2.06%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,821	$ 2,627	$ 2,664
Portfolio turnover rateF	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events

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3. Significant Accounting Policies - continued

Investment Valuation - continued

arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,712,922
Gross unrealized depreciation	(485,460)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,227,462

Tax cost	$ 73,954,153

At the prior fiscal period end, the Fund was required to defer approximately $273,840 of losses on futures and foreign currency contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (50,041)	$ 34,019
Swaps	(143,348)	102,480
Total Credit Risk	(193,389)	136,499
Foreign Exchange Risk
Foreign Currency Contracts	41,048	191,227
Interest Rate Risk
Futures Contracts	(156,369)	(187,483)
Totals (a)	$ (308,710)	$ 140,243

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for

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4. Derivative Instruments - continued

Swaps - continued

centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $63,435,687 and $44,234,371, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,162	$ 3,311
Class T	-%	.25%	3,956	3,200
Class C	.75%	.25%	15,059	13,794
			$ 23,177	$ 20,305

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 385
Class T	64
Class C*	2
$ 451

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,943.18
Class T	2,970.19
Class C	2,962.20
International Bond	24,715.09
Institutional Class	2,057.15
	$ 35,647

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $55 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 8,234
Class T	1.00%	8,009
Class C	1.75%	7,761
International Bond	.75%	106,591
Institutional Class	.75%	6,361
		$ 136,956

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $89.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 23,754	$ -
Class T	22,522	-
Class C	12,245	-
International Bond	421,835	-
Institutional Class	21,695	-
Total	$ 502,051	$ -
From net realized gain
Class A	$ -	$ 4,760
Class T	-	4,505
Class C	-	4,465
International Bond	-	178,174
Institutional Class	-	5,556
Total	$ -	$ 197,460
From return of capital
Class A	$ -	$ 55,624
Class T	-	55,472
Class C	-	33,737
International Bond	-	1,243,344
Institutional Class	-	59,955
Total	$ -	$ 1,448,132

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	42,804	73,601	$ 422,498	$ 725,313
Reinvestment of distributions	2,384	6,097	23,532	59,259
Shares redeemed	(11,263)	(28,799)	(111,060)	(280,209)
Net increase (decrease)	33,925	50,899	$ 334,970	$ 504,363
Class T
Shares sold	27,477	42,121	$ 268,119	$ 411,442
Reinvestment of distributions	2,284	6,161	22,522	59,880
Shares redeemed	(22,592)	(9,109)	(220,292)	(87,059)
Net increase (decrease)	7,169	39,173	$ 70,349	$ 384,263
Class C
Shares sold	38,871	40,592	$ 386,412	$ 398,419
Reinvestment of distributions	1,233	3,907	12,165	37,975
Shares redeemed	(328)	(25,382)	(3,287)	(246,282)
Net increase (decrease)	39,776	19,117	$ 395,290	$ 190,112
International Bond
Shares sold	1,691,355	5,056,843	$ 16,731,303	$ 50,634,217
Reinvestment of distributions	41,006	139,392	404,650	1,362,761
Shares redeemed	(428,749)	(8,987,406)	(4,224,451)	(88,078,426)
Net increase (decrease)	1,303,612	(3,791,171)	$ 12,911,502	$ (36,081,448)
Institutional Class
Shares sold	4,203	98,155	$ 42,012	$ 993,202
Reinvestment of distributions	2,199	6,728	21,695	65,511
Shares redeemed	(10)	(93,201)	(100)	(910,837)
Net increase (decrease)	6,392	11,682	$ 63,607	$ 147,876

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 58% of the total outstanding shares of the Fund.

Semiannual Report

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 21, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IBZ-USAN-0814
1.939053.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Class A, Class T, and Class C

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Class A, Class T,
and Class C are classes of
Fidelity® International
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.00%
Actual		$ 1,000.00	$ 1,056.30	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 1,056.30	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 1,052.10	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
International Bond	.75%
Actual		$ 1,000.00	$ 1,057.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,057.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of June 30, 2014	As of December 31, 2013
European Monetary Unit	42.5%	44.0%
Japanese Yen	17.6%	17.9%
British Pound	7.8%	8.2%
Canadian Dollar	5.1%	4.7%
Korean Won	4.3%	4.3%
Australian Dollar	3.9%	3.7%
Mexican Peso	2.9%	4.1%
Polish Zloty	2.1%	1.3%
South African Rand	2.0%	1.0%
Swiss Franc	1.9%	2.0%
Other	9.9%	8.8%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Japan 13.9%	Japan 4.5%
Germany 12.5%	Germany 9.5%
United Kingdom 8.4%	United Kingdom 6.0%
France 7.8%	France 23.1%
Italy 7.1%	Italy 2.4%
United States of America 5.4%	United States of America 12.5%
Canada 4.3%	Canada 4.6%
Spain 4.1%	Spain 3.8%
Australia 3.6%	Australia 4.7%
Other 32.9%	Other 28.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations 1.2%	U.S. Government and U.S. Government Agency Obligations 0.0%
AAA 22.2%	AAA 14.9%
AA 28.2%	AA 29.2%
A 7.0%	A 2.3%
BBB 28.2%	BBB 25.1%
BB and Below 4.7%	BB and Below 8.3%
Not Rated 7.9%	Not Rated 9.1%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 11.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2014
6 months ago
Years	9.0	8.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	6.4	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*	As of December 31, 2013**
Corporate Bonds 15.9%	Corporate Bonds 21.5%
U.S. Government and U.S. Government Agency Obligations 1.2%	U.S. Government and U.S. Government Agency Obligations 0.0%
CMOs and Other Mortgage Related Securities 0.2%	CMOs and Other Mortgage Related Securities 0.3%
Foreign Government and Government Agency Obligations 77.5%	Foreign Government and Government Agency Obligations 65.5%
Other Investments 4.6%	Other Investments 1.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.6%	Short-Term Investments and Net Other Assets (Liabilities) 11.1%

* Futures and Swaps	7.6%	** Futures and Swaps	8.8%
* Foreign Currency Contracts	11.9%	** Foreign Currency Contracts	12.9%

Semiannual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.9%
		Principal Amount (b)	Value
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	$ 213,801
Cayman Islands - 0.8%
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (g)	GBP	170,000	310,739
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	170,000	314,606
TOTAL CAYMAN ISLANDS			625,345
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		200,000	208,183
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	299,307
France - 1.1%
BPCE SA 2.75% 7/8/26 (Reg. S) (e)(g)	EUR	400,000	542,657
Numericable Group SA 5.375% 5/15/22 (c)	EUR	200,000	290,634
TOTAL FRANCE			833,291
Germany - 0.2%
Bayer AG 3% 7/1/75 (Reg S.) (g)	EUR	100,000	138,430
Ireland - 1.2%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		270,000	288,900
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 1/15/22 (Reg S.) (e)	EUR	450,000	608,507
TOTAL IRELAND			897,407
Italy - 1.5%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	343,010
Enel SpA 5% 1/15/75 (g)	EUR	100,000	143,982
Intesa Sanpaolo SpA 5.017% 6/26/24 (c)		599,000	605,738
TOTAL ITALY			1,092,730
Luxembourg - 0.5%
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.) (e)	EUR	169,000	230,833
7.375% 2/15/18	EUR	100,000	144,461
TOTAL LUXEMBOURG			375,294
Netherlands - 1.0%
ASML Holding NV 3.375% 9/19/23	EUR	150,000	222,900
Petrobras Global Finance BV 5.625% 5/20/43		53,000	47,965
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	$ 329,273
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	144,975
TOTAL NETHERLANDS			745,113
Norway - 0.1%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	72,341
Sweden - 0.4%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	285,266
United Arab Emirates - 0.5%
Emirates Telecommunications Corp. 2.75% 6/18/26	EUR	286,000	391,620
United Kingdom - 4.3%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	341,674
Aviva PLC 3.875% 7/3/44 (Reg. S) (g)	EUR	400,000	544,149
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	338,579
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	115,000	225,552
HSBC Bank PLC:
5% 3/20/23 (g)	GBP	175,000	317,024
6.5% 7/7/23 (Reg. S)	GBP	105,000	210,795
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	239,885
Legal & General Group PLC 10% 7/23/41 (g)	GBP	100,000	229,389
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	187,528
WM Morrison Supermarkets PLC 4.75% 7/4/29 (Reg. S)	GBP	350,000	583,872
TOTAL UNITED KINGDOM			3,218,447
United States of America - 3.3%
Aon Corp. 5% 9/30/20		73,000	81,869
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	192,850
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	179,200
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	105,485
Discover Financial Services 3.85% 11/21/22		75,000	76,321
ERP Operating LP 4.625% 12/15/21		73,000	80,318
Fifth Third Bancorp 8.25% 3/1/38		67,000	98,462
FirstEnergy Corp. 7.375% 11/15/31		133,000	157,001
Liberty Property LP 3.375% 6/15/23		52,000	50,439
NiSource Finance Corp.:
4.45% 12/1/21		73,000	78,542
5.25% 2/15/43		67,000	72,045
Prudential Financial, Inc. 4.5% 11/16/21		80,000	88,028
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Puget Energy, Inc. 5.625% 7/15/22		$ 160,000	$ 185,743
Reynolds American, Inc. 3.25% 11/1/22		100,000	96,426
Sprint Communications, Inc. 7% 8/15/20		170,000	188,063
The AES Corp. 4.875% 5/15/23		200,000	198,000
Verizon Communications, Inc.:
6.4% 9/15/33		95,000	116,214
6.55% 9/15/43		339,000	425,910
TOTAL UNITED STATES OF AMERICA			2,470,916
TOTAL NONCONVERTIBLE BONDS (Cost $11,313,904)			11,867,491
Commercial Mortgage Securities - 0.2%

United States of America - 0.2%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49 (Cost $154,217)		135,000	146,651
U.S. Government and Government Agency Obligations - 1.2%

U.S. Treasury Obligations - 1.2%
U.S. Treasury Bonds:
3.375% 5/15/44		45,000	45,211
3.625% 2/15/44		240,000	252,750
U.S. Treasury Notes:
2.5% 5/15/24		278,000	277,435
2.75% 2/15/24		353,000	360,777
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $927,231)			936,173
Foreign Government and Government Agency Obligations - 77.5%

Australia - 3.6%
Australian Commonwealth:
2.75% 4/21/24	AUD	690,000	607,778
4.75% 6/15/16	AUD	911,000	895,107
5.25% 3/15/19	AUD	419,000	434,578
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Australia - continued
Australian Commonwealth: - continued
5.5% 4/21/23	AUD	251,000	$ 273,061
5.75% 7/15/22	AUD	424,000	465,760
TOTAL AUSTRALIA			2,676,284
Belgium - 0.8%
Belgian Kingdom:
2.25% 6/22/23	EUR	278,000	404,754
2.6% 6/22/24 (Reg.S) (c)	EUR	150,000	222,244
TOTAL BELGIUM			626,998
Brazil - 0.9%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		200,000	215,000
Brazilian Federative Republic 2.625% 1/5/23		500,000	461,750
TOTAL BRAZIL			676,750
Canada - 4.3%
Canadian Government:
1.25% 3/1/18	CAD	680,000	634,996
1.25% 9/1/18 (f)	CAD	860,000	799,142
2.5% 6/1/24	CAD	480,000	460,360
2.75% 6/1/22	CAD	160,000	158,274
4% 6/1/41	CAD	168,000	193,137
5% 6/1/37	CAD	280,000	362,296
5.75% 6/1/29	CAD	301,000	394,117
Ontario Province 4.65% 6/2/41	CAD	200,000	216,698
TOTAL CANADA			3,219,020
Chile - 0.1%
Chilean Republic 6% 3/1/18	CLP	50,000,000	95,838
Czech Republic - 0.7%
Czech Republic:
1.5% 10/29/19	CZK	4,810,000	250,893
2.5% 8/25/28	CZK	1,360,000	70,396
4.2% 12/4/36	CZK	710,000	43,343
5.7% 5/25/24	CZK	2,380,000	164,574
TOTAL CZECH REPUBLIC			529,206
Denmark - 0.7%
Danish Kingdom 1.5% 11/15/23	DKK	2,621,000	489,989
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
France - 6.3%
French Government:
OAT 3.25% 5/25/45	EUR	305,000	$ 464,054
1% 5/25/18	EUR	1,690,000	2,373,104
1% 5/25/19	EUR	430,000	601,790
2.25% 5/25/24	EUR	860,000	1,247,825
TOTAL FRANCE			4,686,773
Germany - 10.5%
German Federal Republic:
1% 2/22/19	EUR	1,538,000	2,172,848
1.5% 5/15/24	EUR	790,000	1,106,692
1.75% 7/4/22	EUR	1,100,000	1,604,662
1.75% 2/15/24	EUR	365,000	524,414
2% 8/15/23	EUR	480,000	707,610
4.75% 7/4/34	EUR	723,000	1,424,754
5.5% 1/4/31	EUR	140,000	288,429
TOTAL GERMANY			7,829,409
Indonesia - 1.4%
Indonesian Republic 6.875% 1/17/18 (Reg. S)		900,000	1,029,375
Ireland - 0.5%
Irish Republic:
4.5% 4/18/20	EUR	60,000	97,198
5.4% 3/13/25	EUR	45,000	78,077
5.5% 10/18/17	EUR	111,000	176,869
TOTAL IRELAND			352,144
Israel - 1.1%
Israeli State:
2.5% 5/31/16	ILS	500,000	150,295
3.75% 3/31/24	ILS	639,000	201,215
5.5% 1/31/22	ILS	341,000	120,614
6% 2/28/19	ILS	1,035,000	359,824
TOTAL ISRAEL			831,948
Italy - 5.6%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	626,000	883,189
3.5% 12/1/18	EUR	826,000	1,239,034
4.5% 5/1/23	EUR	148,000	233,079
4.5% 3/1/24	EUR	415,000	653,618
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - continued
Italian Republic:
3.75% 4/15/16	EUR	327,000	$ 472,975
5% 8/1/34	EUR	335,000	546,853
5% 9/1/40	EUR	52,000	84,196
6% 5/1/31	EUR	26,000	46,995
TOTAL ITALY			4,159,939
Japan - 13.9%
Japan Government:
0.2% 3/20/19	JPY	367,500,000	3,634,082
0.6% 3/20/23	JPY	33,150,000	331,155
0.6% 3/20/24	JPY	225,850,000	2,239,601
0.6% 6/20/24	JPY	6,950,000	68,786
1.2% 6/20/21	JPY	92,500,000	970,147
1.5% 3/20/34	JPY	77,550,000	776,935
1.6% 3/20/33	JPY	43,100,000	444,721
1.7% 3/20/32	JPY	80,250,000	850,599
1.7% 12/20/32	JPY	27,150,000	285,390
1.7% 9/20/33	JPY	17,000,000	177,128
1.7% 12/20/43	JPY	14,000,000	138,759
1.8% 9/20/43	JPY	30,000,000	304,523
2% 3/20/42	JPY	17,000,000	181,070
TOTAL JAPAN			10,402,896
Korea (South) - 3.4%
Korean Republic:
2.75% 3/10/18	KRW	1,571,600,000	1,551,290
3% 3/10/23	KRW	560,000,000	548,567
3% 12/10/42	KRW	276,000,000	252,886
3.125% 3/10/19	KRW	81,770,000	81,662
3.5% 3/10/24	KRW	130,500,000	132,558
TOTAL KOREA (SOUTH)			2,566,963
Malaysia - 0.7%
Malaysian Government:
3.48% 3/15/23	MYR	1,040,000	311,540
3.814% 2/15/17	MYR	629,000	197,393
TOTAL MALAYSIA			508,933
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - 2.5%
United Mexican States:
2.375% 4/9/21	EUR	272,000	$ 380,085
3.625% 4/9/29	EUR	100,000	143,434
8.5% 5/31/29	MXN	14,500,000	1,365,325
TOTAL MEXICO			1,888,844
Netherlands - 0.7%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	255,000	361,778
2.5% 1/15/33	EUR	120,000	173,940
TOTAL NETHERLANDS			535,718
New Zealand - 0.4%
New Zealand Government:
5.5% 4/15/23	NZD	72,000	67,927
6% 12/15/17	NZD	272,000	253,429
TOTAL NEW ZEALAND			321,356
Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	362,000	63,629
4.5% 5/22/19	NOK	520,000	95,641
Norway Government Bond 3% 3/14/24	NOK	367,000	62,500
TOTAL NORWAY			221,770
Poland - 2.1%
Polish Government:
4% 10/25/23	PLN	806,000	276,815
5% 4/25/16	PLN	2,059,000	708,029
5.5% 10/25/19	PLN	1,529,000	563,689
TOTAL POLAND			1,548,533
Russia - 1.4%
Russian Federation:
7% 8/16/23	RUB	10,993,000	298,712
7.35% 1/20/16	RUB	15,344,000	448,691
7.5% 2/27/19	RUB	10,262,000	295,280
TOTAL RUSSIA			1,042,683
Singapore - 0.6%
Republic of Singapore 3.25% 9/1/20	SGD	540,000	472,569
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - 1.9%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	$ 272,215
6.75% 3/31/21	ZAR	1,400,000	123,326
8% 12/21/18	ZAR	3,331,000	318,279
8% 1/31/30	ZAR	1,653,000	144,768
10.5% 12/21/26	ZAR	2,981,000	326,923
13.5% 9/15/15	ZAR	2,400,000	242,965
TOTAL SOUTH AFRICA			1,428,476
Spain - 4.1%
Spanish Kingdom:
2.1% 4/30/17	EUR	598,000	849,071
3.75% 10/31/18	EUR	788,000	1,195,131
4.4% 10/31/23 (c)	EUR	497,000	781,487
5.15% 10/31/44	EUR	153,000	252,581
TOTAL SPAIN			3,078,270
Sweden - 1.7%
Swedish Kingdom 3.75% 8/12/17	SEK	7,835,000	1,284,586
Switzerland - 1.1%
Switzerland Confederation:
1.25% 6/11/24	CHF	568,000	676,886
3.5% 4/8/33	CHF	80,000	123,608
TOTAL SWITZERLAND			800,494
Thailand - 0.8%
Kingdom of Thailand:
3.45% 3/8/19	THB	9,462,000	294,443
3.625% 6/16/23	THB	10,423,000	318,107
TOTAL THAILAND			612,550
Turkey - 1.6%
Turkish Republic:
8.3% 6/20/18	TRY	595,000	282,039
8.5% 9/14/22	TRY	499,000	233,295
8.8% 11/14/18	TRY	708,000	339,781
9% 1/27/16	TRY	689,000	329,280
TOTAL TURKEY			1,184,395
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
United Kingdom - 3.8%
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	110,000	$ 185,705
2.25% 9/7/23	GBP	624,000	1,031,455
3.25% 1/22/44	GBP	112,000	185,604
4.25% 6/7/32	GBP	140,000	272,993
4.5% 12/7/42	GBP	580,000	1,193,477
TOTAL UNITED KINGDOM			2,869,234
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,380,325)			57,971,943
Preferred Securities - 4.6%

Belgium - 0.4%
KBC Groupe SA 5.625% (Reg. S) (d)(g)	EUR	200,000	276,281
France - 0.4%
EDF SA 5.625% (Reg. S) (d)(g)		300,000	321,049
Germany - 1.8%
RWE AG 4.625% (d)(g)	EUR	920,000	1,340,006
Sweden - 0.4%
Vattenfall Treasury AB 5.25% (d)(g)	EUR	220,000	311,876
Switzerland - 1.2%
UBS AG 4.75% 2/12/26 (Reg. S) (g)	EUR	630,000	933,217
United Kingdom - 0.4%
Barclays Bank PLC 7.625% 11/21/22		250,000	287,499
TOTAL PREFERRED SECURITIES (Cost $3,412,666)			3,469,928
Money Market Funds - 2.3%
Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,715,353)	1,715,353	1,715,353
Purchased Swaptions - 0.1% (h)
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.1%
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	EUR	2,000,000	$ 39,575
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .65%	10/15/14	EUR	7,000,000	34,501
TOTAL PURCHASED SWAPTIONS (Cost $49,228)				74,076
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $73,952,924)	76,181,615
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(1,345,496)
NET ASSETS - 100%	$ 74,836,119
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
9 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	$ 1,075,148	$ 4,761
Sold
Bond Index Contracts
6 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2014	1,207,805	(6,812)
4 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2014	752,468	2,648
TOTAL BOND INDEX CONTRACTS		$ 1,960,273	$ (4,164)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
35 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	$ 4,381,016	$ (18,823)
19 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	2,606,563	(18,299)
TOTAL TREASURY CONTRACTS		6,987,579	(37,122)
TOTAL SOLD		8,947,852	(41,286)
		$ 10,023,000	$ (36,525)
The face value of futures purchased as a percentage of net assets is 1.4%

The face value of futures sold as a percentage of net assets is 12%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $8,701,324.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	AUD	Barclays Bank PLC, London	Buy	30,000	$ 27,974	$ 260
7/24/14	AUD	Barclays Bank PLC, London	Buy	236,000	220,247	1,860
7/24/14	AUD	Citibank NA	Buy	27,000	25,157	254
7/24/14	AUD	Citibank NA	Buy	38,000	34,965	799
7/24/14	AUD	Deutsche Bank AG	Buy	36,000	33,549	332
7/24/14	AUD	Deutsche Bank AG	Buy	190,000	176,270	2,545
7/24/14	AUD	JPMorgan Chase Bank	Sell	333,000	307,072	(6,325)
7/24/14	CAD	Barclays Bank PLC, London	Buy	39,000	35,738	788
7/24/14	CAD	Barclays Bank PLC, London	Buy	228,000	210,051	3,484
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	CAD	Barclays Bank PLC, London	Buy	447,000	$ 410,128	$ 8,512
7/24/14	CAD	Barclays Bank PLC, London	Sell	44,000	40,476	(733)
7/24/14	CAD	Barclays Bank PLC, London	Sell	57,000	52,421	(963)
7/24/14	CAD	Citibank NA	Sell	128,000	117,382	(2,497)
7/24/14	CAD	Deutsche Bank AG	Buy	43,000	39,495	777
7/24/14	CAD	Deutsche Bank AG	Buy	407,000	377,888	3,290
7/24/14	CAD	JPMorgan Chase Bank	Sell	103,000	94,345	(2,120)
7/24/14	CAD	JPMorgan Chase Bank	Sell	180,000	164,737	(3,843)
7/24/14	CHF	Barclays Bank PLC, London	Buy	26,000	29,060	265
7/24/14	CHF	Barclays Bank PLC, London	Buy	79,000	88,266	837
7/24/14	CHF	Citibank NA	Buy	21,000	23,590	95
7/24/14	CHF	Citibank NA	Buy	826,000	931,785	(151)
7/24/14	CHF	JPMorgan Chase Bank	Sell	402,000	449,031	(4,380)
7/24/14	CLP	Barclays Bank PLC, London	Sell	53,576,000	96,568	(48)
7/24/14	CLP	Morgan Stanley Cap. Svcs. LLC	Buy	50,260,000	90,363	273
7/24/14	CZK	Barclays Bank PLC, London	Buy	1,082,000	53,604	396
7/24/14	CZK	Barclays Bank PLC, London	Buy	3,500,000	175,064	(387)
7/24/14	CZK	Citibank NA	Buy	426,000	21,438	(178)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	CZK	JPMorgan Chase Bank	Sell	1,331,000	$ 66,094	$ (333)
7/24/14	DKK	Barclays Bank PLC, London	Buy	327,000	59,655	410
7/24/14	DKK	Barclays Bank PLC, London	Sell	2,671,000	487,874	(2,749)
7/24/14	DKK	Citibank NA	Buy	164,000	30,172	(48)
7/24/14	DKK	Citibank NA	Buy	2,596,000	479,142	(2,295)
7/24/14	EUR	BNP Paribas	Buy	1,086,000	1,493,975	(6,770)
7/24/14	EUR	Barclays Bank PLC, London	Buy	52,000	71,326	(115)
7/24/14	EUR	Barclays Bank PLC, London	Buy	72,000	98,232	367
7/24/14	EUR	Barclays Bank PLC, London	Buy	114,000	155,161	955
7/24/14	EUR	Barclays Bank PLC, London	Buy	116,000	157,982	873
7/24/14	EUR	Barclays Bank PLC, London	Buy	132,000	180,866	(101)
7/24/14	EUR	Barclays Bank PLC, London	Buy	202,000	275,328	1,298
7/24/14	EUR	Barclays Bank PLC, London	Buy	693,000	944,476	4,542
7/24/14	EUR	Barclays Bank PLC, London	Sell	96,000	131,252	(214)
7/24/14	EUR	Barclays Bank PLC, London	Sell	224,000	307,115	362
7/24/14	EUR	Barclays Bank PLC, London	Sell	241,000	330,208	175
7/24/14	EUR	Barclays Bank PLC, London	Sell	390,000	528,349	(5,731)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	EUR	Barclays Bank PLC, London	Sell	1,000,000	$ 1,371,789	$ 2,355
7/24/14	EUR	Citibank NA	Buy	33,000	45,289	(98)
7/24/14	EUR	Citibank NA	Buy	48,000	65,365	368
7/24/14	EUR	Citibank NA	Buy	303,000	413,456	1,483
7/24/14	EUR	Citibank NA	Sell	48,000	64,954	(779)
7/24/14	EUR	Deutsche Bank AG	Buy	27,000	36,700	275
7/24/14	EUR	Deutsche Bank AG	Buy	63,000	85,867	407
7/24/14	EUR	Deutsche Bank AG	Buy	74,000	100,124	1,214
7/24/14	EUR	Deutsche Bank AG	Buy	267,000	361,658	3,981
7/24/14	EUR	Deutsche Bank AG	Buy	318,000	434,289	1,191
7/24/14	EUR	Deutsche Bank AG	Buy	1,349,000	1,839,023	8,343
7/24/14	EUR	JPMorgan Chase Bank	Buy	45,000	60,935	689
7/24/14	EUR	JPMorgan Chase Bank	Buy	128,000	175,237	51
7/24/14	EUR	JPMorgan Chase Bank	Sell	747,000	1,018,605	(4,362)
7/24/14	GBP	Barclays Bank PLC, London	Buy	17,000	28,469	619
7/24/14	GBP	Barclays Bank PLC, London	Buy	27,000	45,312	886
7/24/14	GBP	Barclays Bank PLC, London	Buy	27,000	45,433	766
7/24/14	GBP	Barclays Bank PLC, London	Buy	31,000	51,963	1,080
7/24/14	GBP	Barclays Bank PLC, London	Sell	212,000	356,602	(6,142)
7/24/14	GBP	Citibank NA	Buy	23,000	38,479	875
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	GBP	Citibank NA	Buy	196,000	$ 328,034	$ 7,332
7/24/14	GBP	Deutsche Bank AG	Buy	227,000	380,351	8,058
7/24/14	GBP	JPMorgan Chase Bank	Sell	272,000	455,546	(9,857)
7/24/14	GBP	Morgan Stanley Cap. Svcs. LLC	Sell	47,000	79,322	(1,097)
7/24/14	HKD	Morgan Stanley Cap. Svcs. LLC	Buy	393,000	50,707	(20)
7/24/14	ILS	Citibank NA	Buy	12,000	3,470	27
7/24/14	ILS	Deutsche Bank AG	Buy	259,000	74,562	898
7/24/14	ILS	JPMorgan Chase Bank	Sell	407,000	116,907	(1,674)
7/24/14	JPY	Barclays Bank PLC, London	Buy	8,750,000	85,449	941
7/24/14	JPY	Barclays Bank PLC, London	Buy	9,450,000	93,260	41
7/24/14	JPY	Barclays Bank PLC, London	Buy	10,100,000	99,191	528
7/24/14	JPY	Barclays Bank PLC, London	Sell	1,050,000	10,293	(74)
7/24/14	JPY	Barclays Bank PLC, London	Sell	7,650,000	74,957	(573)
7/24/14	JPY	Barclays Bank PLC, London	Sell	10,900,000	107,096	(521)
7/24/14	JPY	Citibank NA	Buy	3,150,000	30,975	125
7/24/14	JPY	Deutsche Bank AG	Buy	5,150,000	50,233	614
7/24/14	JPY	Deutsche Bank AG	Buy	5,150,000	50,573	274
7/24/14	JPY	Deutsche Bank AG	Buy	75,200,000	739,162	3,298
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	JPY	Goldman Sachs Bank USA	Buy	253,200,000	$ 2,484,687	$ 15,188
7/24/14	JPY	JPMorgan Chase Bank	Sell	36,400,000	355,494	(3,888)
7/24/14	KRW	Barclays Bank PLC, London	Buy	35,800,000	34,825	550
7/24/14	KRW	Barclays Bank PLC, London	Buy	208,300,000	203,448	2,380
7/24/14	KRW	JPMorgan Chase Bank	Sell	29,800,000	29,094	(352)
7/24/14	KRW	Morgan Stanley Cap. Svcs. LLC	Buy	406,344,000	395,611	5,909
7/24/14	MXN	Barclays Bank PLC, London	Buy	471,000	36,392	(155)
7/24/14	MXN	Citibank NA	Buy	377,000	29,033	(28)
7/24/14	MXN	Citibank NA	Buy	12,301,000	941,082	5,325
7/24/14	MXN	Deutsche Bank AG	Buy	1,399,000	108,404	(768)
7/24/14	MXN	Goldman Sachs Bank USA	Sell	4,635,000	356,111	(494)
7/24/14	MYR	Barclays Bank PLC, London	Buy	626,000	193,359	1,596
7/24/14	MYR	Deutsche Bank AG	Sell	539,000	166,538	(1,323)
7/24/14	NOK	Barclays Bank PLC, London	Buy	135,000	22,757	(770)
7/24/14	NOK	Barclays Bank PLC, London	Buy	164,000	27,494	(783)
7/24/14	NOK	JPMorgan Chase Bank	Sell	95,000	15,788	315
7/24/14	NZD	Citibank NA	Sell	19,000	16,306	(290)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	NZD	JPMorgan Chase Bank	Sell	24,000	$ 20,208	$ (755)
7/24/14	PLN	Barclays Bank PLC, London	Buy	94,000	30,638	262
7/24/14	PLN	Barclays Bank PLC, London	Sell	59,000	19,350	(45)
7/24/14	PLN	Deutsche Bank AG	Buy	290,000	95,243	87
7/24/14	PLN	JPMorgan Chase Bank	Sell	411,000	134,644	(461)
7/24/14	RUB	Barclays Bank PLC, London	Buy	1,544,000	44,037	1,148
7/24/14	RUB	Barclays Bank PLC, London	Buy	2,660,000	75,744	2,100
7/24/14	RUB	Barclays Bank PLC, London	Sell	13,630,000	392,253	(6,626)
7/24/14	RUB	Morgan Stanley Cap. Svcs. LLC	Buy	8,065,000	225,721	10,299
7/24/14	SEK	Barclays Bank PLC, London	Buy	308,000	46,103	(21)
7/24/14	SEK	Barclays Bank PLC, London	Buy	450,000	67,274	54
7/24/14	SEK	Barclays Bank PLC, London	Sell	225,000	34,288	624
7/24/14	SEK	JPMorgan Chase Bank	Sell	2,651,000	396,894	259
7/24/14	SGD	Barclays Bank PLC, London	Buy	63,000	50,378	148
7/24/14	SGD	JPMorgan Chase Bank	Sell	112,000	89,150	(673)
7/24/14	THB	JPMorgan Chase Bank	Buy	1,786,000	54,478	577
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	THB	JPMorgan Chase Bank	Sell	2,994,000	$ 91,285	$ (1,008)
7/24/14	TRY	Barclays Bank PLC, London	Buy	140,000	66,073	(332)
7/24/14	TRY	Barclays Bank PLC, London	Buy	154,000	72,604	(289)
7/24/14	TRY	JPMorgan Chase Bank	Buy	87,000	40,600	253
7/24/14	TRY	JPMorgan Chase Bank	Sell	614,000	287,732	(587)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	404,000	38,670	(847)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	520,000	48,808	(124)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	2,443,000	233,282	(4,563)
7/24/14	ZAR	Barclays Bank PLC, London	Sell	2,807,000	267,702	4,905
7/24/14	ZAR	Deutsche Bank AG	Buy	997,000	93,494	(153)
7/24/14	ZAR	JPMorgan Chase Bank	Sell	1,428,000	132,280	(1,412)
						$ 40,522

For the period, the average monthly contract value for foreign currency contracts was $42,829,147. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(1)		Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	$ (6,483)	$ (16,954)	$ (23,437)
Kering SA	Dec. 2017	Credit Suisse Int'l	(1%)	EUR	150,000	(4,400)	(1,542)	(5,942)
Metro AG	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	300,000	(132)	(1,062)	(1,194)
Societe Generale	Jun. 2021	Credit Suisse Int'l	(5%)	EUR	300,000	(99,862)	100,184	322
Standard Chartered Bank	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	300,000	2,498	473	2,971
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(5,299)	(6,409)	(11,708)
Valeo SA	Sep. 2018	Barclays Bank PLC, London	(1%)	EUR	200,000	(5,264)	(3,875)	(9,139)
TOTAL CREDIT DEFAULT SWAPS						$ (118,942)	$ 70,815	$ (48,127)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,428,771 or 3.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $139,385.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) For the period, the average monthly notional amount for purchased swaptions was $7,000,438.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 648
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 11,867,491	$ -	$ 11,867,491	$ -
Commercial Mortgage Securities	146,651	-	146,651	-
U.S. Government and Government Agency Obligations	936,173	-	936,173	-
Foreign Government and Government Agency Obligations	57,971,943	-	57,971,943	-
Preferred Securities	3,469,928	-	3,469,928	-
Money Market Funds	1,715,353	1,715,353	-	-
Purchased Swaptions	74,076	-	74,076	-
Total Investments in Securities:	$ 76,181,615	$ 1,715,353	$ 74,466,262	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 132,447	$ -	$ 132,447	$ -
Futures Contracts	7,409	7,409	-	-
Swaps	2,498	-	2,498	-
Total Assets	$ 142,354	$ 7,409	$ 134,945	$ -
Liabilities
Foreign Currency Contracts	$ (91,925)	$ -	$ (91,925)	$ -
Futures Contracts	(43,934)	(43,934)	-	-
Swaps	(121,440)	-	(121,440)	-
Total Liabilities	$ (257,299)	$ (43,934)	$ (213,365)	$ -
Total Other Derivative Instruments:	$ (114,945)	$ (36,525)	$ (78,420)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 74,076	$ -
Swaps (d)	2,498	(121,440)
Total Credit Risk	76,574	(121,440)
Foreign Exchange Risk
Foreign Currency Contracts (a)	132,447	(91,925)
Interest Rate Risk
Futures Contracts (b)	7,409	(43,934)
Total Value of Derivatives	$ 216,430	$ (257,299)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.
(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $72,237,571)	$ 74,466,262
Fidelity Central Funds (cost $1,715,353)	1,715,353
Total Investments (cost $73,952,924)		$ 76,181,615
Cash		24,597
Foreign currency held at value (cost $865,722)		870,694
Receivable for investments sold		483,555
Unrealized appreciation on foreign currency contracts		132,447
Receivable for fund shares sold		50,689
Interest receivable		703,091
Distributions receivable from Fidelity Central Funds		184
Bi-lateral OTC swaps, at value		2,498
Receivable from investment adviser for expense reductions		14,602
Total assets		78,463,972

Liabilities
Payable for investments purchased Regular delivery	$ 1,877,088
Delayed delivery	1,393,153
Unrealized depreciation on foreign currency contracts	91,925
Payable for fund shares redeemed	15,235
Bi-lateral OTC swaps, at value	121,440
Accrued management fee	34,434
Distribution and service plan fees payable	4,178
Payable for daily variation margin for derivative instruments	5,966
Other affiliated payables	9,884
Other payables and accrued expenses	74,550
Total liabilities		3,627,853

Net Assets		$ 74,836,119
Net Assets consist of:
Paid in capital		$ 73,255,877
Distributions in excess of net investment income		(412,204)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(161,432)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,153,878
Net Assets		$ 74,836,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,597,246 ÷ 356,311 shares)	$ 10.10

Maximum offering price per share (100/96.00 of $10.10)	$ 10.52
Class T: Net Asset Value and redemption price per share ($3,266,055 ÷ 323,546 shares)	$ 10.09

Maximum offering price per share (100/96.00 of $10.09)	$ 10.51
Class C: Net Asset Value and offering price per share ($3,359,206 ÷ 333,230 shares)A	$ 10.08

International Bond: Net Asset Value, offering price and redemption price per share ($61,792,922 ÷ 6,117,495 shares)	$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,820,690 ÷ 279,268 shares)	$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2014

Investment Income
Dividends		$ 29,135
Interest		847,648
Income from Fidelity Central Funds		648
Income before foreign taxes withheld		877,431
Less foreign taxes withheld		(4,128)
Total income		873,303

Expenses
Management fee	$ 180,703
Transfer agent fees	35,647
Distribution and service plan fees	23,177
Accounting fees and expenses	16,671
Custodian fees and expenses	7,076
Independent trustees' compensation	119
Registration fees	62,565
Audit	75,217
Legal	52
Miscellaneous	299
Total expenses before reductions	401,526
Expense reductions	(137,051)	264,475
Net investment income (loss)		608,828
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	378,968
Foreign currency transactions	74,674
Futures contracts	(156,369)
Swaps	(143,348)
Total net realized gain (loss)		153,925
Change in net unrealized appreciation (depreciation) on: Investment securities	2,766,898
Assets and liabilities in foreign currencies	173,316
Futures contracts	(187,483)
Swaps	102,480
Total change in net unrealized appreciation (depreciation)		2,855,211
Net gain (loss)		3,009,136
Net increase (decrease) in net assets resulting from operations		$ 3,617,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 608,828	$ 1,520,987
Net realized gain (loss)	153,925	(3,123,858)
Change in net unrealized appreciation (depreciation)	2,855,211	(2,759,580)
Net increase (decrease) in net assets resulting from operations	3,617,964	(4,362,451)
Distributions to shareholders from net investment income	(502,051)	-
Distributions to shareholders from net realized gain	-	(197,460)
Return of capital	-	(1,448,132)
Total distributions	(502,051)	(1,645,592)
Share transactions - net increase (decrease)	13,775,718	(34,854,834)
Total increase (decrease) in net assets	16,891,631	(40,862,877)

Net Assets
Beginning of period	57,944,488	98,807,365
End of period (including distributions in excess of net investment income of $412,204 and distributions in excess of net investment income of $518,981, respectively)	$ 74,836,119	$ 57,944,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.084	.177	.083
Net realized and unrealized gain (loss)	.456	(.549)	.334
Total from investment operations	.540	(.372)	.417
Distributions from net investment income	(.070)	-	(.080)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.182)	-
Total distributions	(.070)	(.198)	(.217)
Net asset value, end of period	$ 10.10	$ 9.63	$ 10.20
Total ReturnB, C, D	5.63%	(3.65)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49%A	1.36%	1.60%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.72%A	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,597	$ 3,103	$ 2,768
Portfolio turnover rateG	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.085	.177	.083
Net realized and unrealized gain (loss)	.455	(.558)	.334
Total from investment operations	.540	(.381)	.417
Distributions from net investment income	(.070)	-	(.080)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.183)	-
Total distributions	(.070)	(.199)	(.217)
Net asset value, end of period	$ 10.09	$ 9.62	$ 10.20
Total ReturnB, C, D	5.63%	(3.74)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%A	1.36%	1.59%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.72%A	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266	$ 3,045	$ 2,827
Portfolio turnover rateG	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.048	.103	.036
Net realized and unrealized gain (loss)	.452	(.543)	.326
Total from investment operations	.500	(.440)	.362
Distributions from net investment income	(.040)	-	(.035)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.114)	-
Total distributions	(.040)	(.130)	(.172)
Net asset value, end of period	$ 10.08	$ 9.62	$ 10.19
Total ReturnB, C, D	5.21%	(4.32)%	3.62%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26%A	2.12%	2.35%A
Expenses net of fee waivers, if any	1.75%A	1.75%	1.75%A
Expenses net of all reductions	1.75%A	1.75%	1.75%A
Net investment income (loss)	.97%A	1.06%	.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,359	$ 2,823	$ 2,797
Portfolio turnover rateG	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Bond

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.097	.203	.099
Net realized and unrealized gain (loss)	.452	(.551)	.333
Total from investment operations	.549	(.348)	.432
Distributions from net investment income	(.079)	-	(.095)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.206)	-
Total distributions	(.079)	(.222)	(.232)
Net asset value, end of period	$ 10.10	$ 9.63	$ 10.20
Total ReturnB, C	5.72%	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16%A	1.07%	1.26%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%A
Net investment income (loss)	1.96%A	2.06%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,793	$ 46,347	$ 87,752
Portfolio turnover rateF	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.097	.201	.099
Net realized and unrealized gain (loss)	.452	(.549)	.333
Total from investment operations	.549	(.348)	.432
Distributions from net investment income	(.079)	-	(.095)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.206)	-
Total distributions	(.079)	(.222)	(.232)
Net asset value, end of period	$ 10.10	$ 9.63	$ 10.20
Total ReturnB, C	5.72%	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.22%A	1.08%	1.34%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%A
Net investment income (loss)	1.97%A	2.06%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,821	$ 2,627	$ 2,664
Portfolio turnover rateF	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events

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arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,712,922
Gross unrealized depreciation	(485,460)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,227,462

Tax cost	$ 73,954,153

At the prior fiscal period end, the Fund was required to defer approximately $273,840 of losses on futures and foreign currency contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its

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Risk Exposures and the Use of Derivative Instruments - continued

exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (50,041)	$ 34,019
Swaps	(143,348)	102,480
Total Credit Risk	(193,389)	136,499
Foreign Exchange Risk
Foreign Currency Contracts	41,048	191,227
Interest Rate Risk
Futures Contracts	(156,369)	(187,483)
Totals (a)	$ (308,710)	$ 140,243

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for

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4. Derivative Instruments - continued

Swaps - continued

centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $63,435,687 and $44,234,371, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,162	$ 3,311
Class T	-%	.25%	3,956	3,200
Class C	.75%	.25%	15,059	13,794
			$ 23,177	$ 20,305

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 385
Class T	64
Class C*	2
$ 451

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,943.18
Class T	2,970.19
Class C	2,962.20
International Bond	24,715.09
Institutional Class	2,057.15
	$ 35,647

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $55 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 8,234
Class T	1.00%	8,009
Class C	1.75%	7,761
International Bond	.75%	106,591
Institutional Class	.75%	6,361
		$ 136,956

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $89.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 23,754	$ -
Class T	22,522	-
Class C	12,245	-
International Bond	421,835	-
Institutional Class	21,695	-
Total	$ 502,051	$ -
From net realized gain
Class A	$ -	$ 4,760
Class T	-	4,505
Class C	-	4,465
International Bond	-	178,174
Institutional Class	-	5,556
Total	$ -	$ 197,460
From return of capital
Class A	$ -	$ 55,624
Class T	-	55,472
Class C	-	33,737
International Bond	-	1,243,344
Institutional Class	-	59,955
Total	$ -	$ 1,448,132

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Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	42,804	73,601	$ 422,498	$ 725,313
Reinvestment of distributions	2,384	6,097	23,532	59,259
Shares redeemed	(11,263)	(28,799)	(111,060)	(280,209)
Net increase (decrease)	33,925	50,899	$ 334,970	$ 504,363
Class T
Shares sold	27,477	42,121	$ 268,119	$ 411,442
Reinvestment of distributions	2,284	6,161	22,522	59,880
Shares redeemed	(22,592)	(9,109)	(220,292)	(87,059)
Net increase (decrease)	7,169	39,173	$ 70,349	$ 384,263
Class C
Shares sold	38,871	40,592	$ 386,412	$ 398,419
Reinvestment of distributions	1,233	3,907	12,165	37,975
Shares redeemed	(328)	(25,382)	(3,287)	(246,282)
Net increase (decrease)	39,776	19,117	$ 395,290	$ 190,112
International Bond
Shares sold	1,691,355	5,056,843	$ 16,731,303	$ 50,634,217
Reinvestment of distributions	41,006	139,392	404,650	1,362,761
Shares redeemed	(428,749)	(8,987,406)	(4,224,451)	(88,078,426)
Net increase (decrease)	1,303,612	(3,791,171)	$ 12,911,502	$ (36,081,448)
Institutional Class
Shares sold	4,203	98,155	$ 42,012	$ 993,202
Reinvestment of distributions	2,199	6,728	21,695	65,511
Shares redeemed	(10)	(93,201)	(100)	(910,837)
Net increase (decrease)	6,392	11,682	$ 63,607	$ 147,876

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 58% of the total outstanding shares of the Fund.

Semiannual Report

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 21, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZ-USAN-0814
1.939024.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Bond

Fund - Institutional Class

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.00%
Actual		$ 1,000.00	$ 1,056.30	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	1.00%
Actual		$ 1,000.00	$ 1,056.30	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class C	1.75%
Actual		$ 1,000.00	$ 1,052.10	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
International Bond	.75%
Actual		$ 1,000.00	$ 1,057.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,057.20	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Currency Exposure (% of fund's net assets)
	As of June 30, 2014	As of December 31, 2013
European Monetary Unit	42.5%	44.0%
Japanese Yen	17.6%	17.9%
British Pound	7.8%	8.2%
Canadian Dollar	5.1%	4.7%
Korean Won	4.3%	4.3%
Australian Dollar	3.9%	3.7%
Mexican Peso	2.9%	4.1%
Polish Zloty	2.1%	1.3%
South African Rand	2.0%	1.0%
Swiss Franc	1.9%	2.0%
Other	9.9%	8.8%
Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.
Geographic Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Japan 13.9%	Japan 4.5%
Germany 12.5%	Germany 9.5%
United Kingdom 8.4%	United Kingdom 6.0%
France 7.8%	France 23.1%
Italy 7.1%	Italy 2.4%
United States of America 5.4%	United States of America 12.5%
Canada 4.3%	Canada 4.6%
Spain 4.1%	Spain 3.8%
Australia 3.6%	Australia 4.7%
Other 32.9%	Other 28.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations 1.2%	U.S. Government and U.S. Government Agency Obligations 0.0%
AAA 22.2%	AAA 14.9%
AA 28.2%	AA 29.2%
A 7.0%	A 2.3%
BBB 28.2%	BBB 25.1%
BB and Below 4.7%	BB and Below 8.3%
Not Rated 7.9%	Not Rated 9.1%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 11.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of June 30, 2014
6 months ago
Years	9.0	8.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2014
6 months ago
Years	6.4	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*	As of December 31, 2013**
Corporate Bonds 15.9%	Corporate Bonds 21.5%
U.S. Government and U.S. Government Agency Obligations 1.2%	U.S. Government and U.S. Government Agency Obligations 0.0%
CMOs and Other Mortgage Related Securities 0.2%	CMOs and Other Mortgage Related Securities 0.3%
Foreign Government and Government Agency Obligations 77.5%	Foreign Government and Government Agency Obligations 65.5%
Other Investments 4.6%	Other Investments 1.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.6%	Short-Term Investments and Net Other Assets (Liabilities) 11.1%

* Futures and Swaps	7.6%	** Futures and Swaps	8.8%
* Foreign Currency Contracts	11.9%	** Foreign Currency Contracts	12.9%

Semiannual Report

Investments June 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.9%
		Principal Amount (b)	Value
British Virgin Islands - 0.3%
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	150,000	$ 213,801
Cayman Islands - 0.8%
Thames Water Utilities Cayman Finance Ltd. 5.375% 7/21/25 (g)	GBP	170,000	310,739
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (g)	GBP	170,000	314,606
TOTAL CAYMAN ISLANDS			625,345
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (c)		200,000	208,183
Finland - 0.4%
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	200,000	299,307
France - 1.1%
BPCE SA 2.75% 7/8/26 (Reg. S) (e)(g)	EUR	400,000	542,657
Numericable Group SA 5.375% 5/15/22 (c)	EUR	200,000	290,634
TOTAL FRANCE			833,291
Germany - 0.2%
Bayer AG 3% 7/1/75 (Reg S.) (g)	EUR	100,000	138,430
Ireland - 1.2%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (g)		270,000	288,900
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 1/15/22 (Reg S.) (e)	EUR	450,000	608,507
TOTAL IRELAND			897,407
Italy - 1.5%
Assicurazioni Generali SpA 7.75% 12/12/42 (g)	EUR	200,000	343,010
Enel SpA 5% 1/15/75 (g)	EUR	100,000	143,982
Intesa Sanpaolo SpA 5.017% 6/26/24 (c)		599,000	605,738
TOTAL ITALY			1,092,730
Luxembourg - 0.5%
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.) (e)	EUR	169,000	230,833
7.375% 2/15/18	EUR	100,000	144,461
TOTAL LUXEMBOURG			375,294
Netherlands - 1.0%
ASML Holding NV 3.375% 9/19/23	EUR	150,000	222,900
Petrobras Global Finance BV 5.625% 5/20/43		53,000	47,965
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	200,000	$ 329,273
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	100,000	144,975
TOTAL NETHERLANDS			745,113
Norway - 0.1%
DNB Boligkreditt A/S 1.875% 6/18/19	EUR	50,000	72,341
Sweden - 0.4%
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	200,000	285,266
United Arab Emirates - 0.5%
Emirates Telecommunications Corp. 2.75% 6/18/26	EUR	286,000	391,620
United Kingdom - 4.3%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	200,000	341,674
Aviva PLC 3.875% 7/3/44 (Reg. S) (g)	EUR	400,000	544,149
ENW Finance PLC 6.125% 7/21/21	GBP	170,000	338,579
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	115,000	225,552
HSBC Bank PLC:
5% 3/20/23 (g)	GBP	175,000	317,024
6.5% 7/7/23 (Reg. S)	GBP	105,000	210,795
Imperial Tobacco Finance 9% 2/17/22	GBP	105,000	239,885
Legal & General Group PLC 10% 7/23/41 (g)	GBP	100,000	229,389
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	100,000	187,528
WM Morrison Supermarkets PLC 4.75% 7/4/29 (Reg. S)	GBP	350,000	583,872
TOTAL UNITED KINGDOM			3,218,447
United States of America - 3.3%
Aon Corp. 5% 9/30/20		73,000	81,869
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		190,000	192,850
Chesapeake Energy Corp. 6.125% 2/15/21		160,000	179,200
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	105,485
Discover Financial Services 3.85% 11/21/22		75,000	76,321
ERP Operating LP 4.625% 12/15/21		73,000	80,318
Fifth Third Bancorp 8.25% 3/1/38		67,000	98,462
FirstEnergy Corp. 7.375% 11/15/31		133,000	157,001
Liberty Property LP 3.375% 6/15/23		52,000	50,439
NiSource Finance Corp.:
4.45% 12/1/21		73,000	78,542
5.25% 2/15/43		67,000	72,045
Prudential Financial, Inc. 4.5% 11/16/21		80,000	88,028
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
Puget Energy, Inc. 5.625% 7/15/22		$ 160,000	$ 185,743
Reynolds American, Inc. 3.25% 11/1/22		100,000	96,426
Sprint Communications, Inc. 7% 8/15/20		170,000	188,063
The AES Corp. 4.875% 5/15/23		200,000	198,000
Verizon Communications, Inc.:
6.4% 9/15/33		95,000	116,214
6.55% 9/15/43		339,000	425,910
TOTAL UNITED STATES OF AMERICA			2,470,916
TOTAL NONCONVERTIBLE BONDS (Cost $11,313,904)			11,867,491
Commercial Mortgage Securities - 0.2%

United States of America - 0.2%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49 (Cost $154,217)		135,000	146,651
U.S. Government and Government Agency Obligations - 1.2%

U.S. Treasury Obligations - 1.2%
U.S. Treasury Bonds:
3.375% 5/15/44		45,000	45,211
3.625% 2/15/44		240,000	252,750
U.S. Treasury Notes:
2.5% 5/15/24		278,000	277,435
2.75% 2/15/24		353,000	360,777
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $927,231)			936,173
Foreign Government and Government Agency Obligations - 77.5%

Australia - 3.6%
Australian Commonwealth:
2.75% 4/21/24	AUD	690,000	607,778
4.75% 6/15/16	AUD	911,000	895,107
5.25% 3/15/19	AUD	419,000	434,578
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Australia - continued
Australian Commonwealth: - continued
5.5% 4/21/23	AUD	251,000	$ 273,061
5.75% 7/15/22	AUD	424,000	465,760
TOTAL AUSTRALIA			2,676,284
Belgium - 0.8%
Belgian Kingdom:
2.25% 6/22/23	EUR	278,000	404,754
2.6% 6/22/24 (Reg.S) (c)	EUR	150,000	222,244
TOTAL BELGIUM			626,998
Brazil - 0.9%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)		200,000	215,000
Brazilian Federative Republic 2.625% 1/5/23		500,000	461,750
TOTAL BRAZIL			676,750
Canada - 4.3%
Canadian Government:
1.25% 3/1/18	CAD	680,000	634,996
1.25% 9/1/18 (f)	CAD	860,000	799,142
2.5% 6/1/24	CAD	480,000	460,360
2.75% 6/1/22	CAD	160,000	158,274
4% 6/1/41	CAD	168,000	193,137
5% 6/1/37	CAD	280,000	362,296
5.75% 6/1/29	CAD	301,000	394,117
Ontario Province 4.65% 6/2/41	CAD	200,000	216,698
TOTAL CANADA			3,219,020
Chile - 0.1%
Chilean Republic 6% 3/1/18	CLP	50,000,000	95,838
Czech Republic - 0.7%
Czech Republic:
1.5% 10/29/19	CZK	4,810,000	250,893
2.5% 8/25/28	CZK	1,360,000	70,396
4.2% 12/4/36	CZK	710,000	43,343
5.7% 5/25/24	CZK	2,380,000	164,574
TOTAL CZECH REPUBLIC			529,206
Denmark - 0.7%
Danish Kingdom 1.5% 11/15/23	DKK	2,621,000	489,989
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
France - 6.3%
French Government:
OAT 3.25% 5/25/45	EUR	305,000	$ 464,054
1% 5/25/18	EUR	1,690,000	2,373,104
1% 5/25/19	EUR	430,000	601,790
2.25% 5/25/24	EUR	860,000	1,247,825
TOTAL FRANCE			4,686,773
Germany - 10.5%
German Federal Republic:
1% 2/22/19	EUR	1,538,000	2,172,848
1.5% 5/15/24	EUR	790,000	1,106,692
1.75% 7/4/22	EUR	1,100,000	1,604,662
1.75% 2/15/24	EUR	365,000	524,414
2% 8/15/23	EUR	480,000	707,610
4.75% 7/4/34	EUR	723,000	1,424,754
5.5% 1/4/31	EUR	140,000	288,429
TOTAL GERMANY			7,829,409
Indonesia - 1.4%
Indonesian Republic 6.875% 1/17/18 (Reg. S)		900,000	1,029,375
Ireland - 0.5%
Irish Republic:
4.5% 4/18/20	EUR	60,000	97,198
5.4% 3/13/25	EUR	45,000	78,077
5.5% 10/18/17	EUR	111,000	176,869
TOTAL IRELAND			352,144
Israel - 1.1%
Israeli State:
2.5% 5/31/16	ILS	500,000	150,295
3.75% 3/31/24	ILS	639,000	201,215
5.5% 1/31/22	ILS	341,000	120,614
6% 2/28/19	ILS	1,035,000	359,824
TOTAL ISRAEL			831,948
Italy - 5.6%
Buoni Poliennali del Tesoro:
2.25% 5/15/16	EUR	626,000	883,189
3.5% 12/1/18	EUR	826,000	1,239,034
4.5% 5/1/23	EUR	148,000	233,079
4.5% 3/1/24	EUR	415,000	653,618
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Italy - continued
Italian Republic:
3.75% 4/15/16	EUR	327,000	$ 472,975
5% 8/1/34	EUR	335,000	546,853
5% 9/1/40	EUR	52,000	84,196
6% 5/1/31	EUR	26,000	46,995
TOTAL ITALY			4,159,939
Japan - 13.9%
Japan Government:
0.2% 3/20/19	JPY	367,500,000	3,634,082
0.6% 3/20/23	JPY	33,150,000	331,155
0.6% 3/20/24	JPY	225,850,000	2,239,601
0.6% 6/20/24	JPY	6,950,000	68,786
1.2% 6/20/21	JPY	92,500,000	970,147
1.5% 3/20/34	JPY	77,550,000	776,935
1.6% 3/20/33	JPY	43,100,000	444,721
1.7% 3/20/32	JPY	80,250,000	850,599
1.7% 12/20/32	JPY	27,150,000	285,390
1.7% 9/20/33	JPY	17,000,000	177,128
1.7% 12/20/43	JPY	14,000,000	138,759
1.8% 9/20/43	JPY	30,000,000	304,523
2% 3/20/42	JPY	17,000,000	181,070
TOTAL JAPAN			10,402,896
Korea (South) - 3.4%
Korean Republic:
2.75% 3/10/18	KRW	1,571,600,000	1,551,290
3% 3/10/23	KRW	560,000,000	548,567
3% 12/10/42	KRW	276,000,000	252,886
3.125% 3/10/19	KRW	81,770,000	81,662
3.5% 3/10/24	KRW	130,500,000	132,558
TOTAL KOREA (SOUTH)			2,566,963
Malaysia - 0.7%
Malaysian Government:
3.48% 3/15/23	MYR	1,040,000	311,540
3.814% 2/15/17	MYR	629,000	197,393
TOTAL MALAYSIA			508,933
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Mexico - 2.5%
United Mexican States:
2.375% 4/9/21	EUR	272,000	$ 380,085
3.625% 4/9/29	EUR	100,000	143,434
8.5% 5/31/29	MXN	14,500,000	1,365,325
TOTAL MEXICO			1,888,844
Netherlands - 0.7%
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	255,000	361,778
2.5% 1/15/33	EUR	120,000	173,940
TOTAL NETHERLANDS			535,718
New Zealand - 0.4%
New Zealand Government:
5.5% 4/15/23	NZD	72,000	67,927
6% 12/15/17	NZD	272,000	253,429
TOTAL NEW ZEALAND			321,356
Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	362,000	63,629
4.5% 5/22/19	NOK	520,000	95,641
Norway Government Bond 3% 3/14/24	NOK	367,000	62,500
TOTAL NORWAY			221,770
Poland - 2.1%
Polish Government:
4% 10/25/23	PLN	806,000	276,815
5% 4/25/16	PLN	2,059,000	708,029
5.5% 10/25/19	PLN	1,529,000	563,689
TOTAL POLAND			1,548,533
Russia - 1.4%
Russian Federation:
7% 8/16/23	RUB	10,993,000	298,712
7.35% 1/20/16	RUB	15,344,000	448,691
7.5% 2/27/19	RUB	10,262,000	295,280
TOTAL RUSSIA			1,042,683
Singapore - 0.6%
Republic of Singapore 3.25% 9/1/20	SGD	540,000	472,569
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
South Africa - 1.9%
South African Republic:
6.25% 3/31/36	ZAR	3,900,000	$ 272,215
6.75% 3/31/21	ZAR	1,400,000	123,326
8% 12/21/18	ZAR	3,331,000	318,279
8% 1/31/30	ZAR	1,653,000	144,768
10.5% 12/21/26	ZAR	2,981,000	326,923
13.5% 9/15/15	ZAR	2,400,000	242,965
TOTAL SOUTH AFRICA			1,428,476
Spain - 4.1%
Spanish Kingdom:
2.1% 4/30/17	EUR	598,000	849,071
3.75% 10/31/18	EUR	788,000	1,195,131
4.4% 10/31/23 (c)	EUR	497,000	781,487
5.15% 10/31/44	EUR	153,000	252,581
TOTAL SPAIN			3,078,270
Sweden - 1.7%
Swedish Kingdom 3.75% 8/12/17	SEK	7,835,000	1,284,586
Switzerland - 1.1%
Switzerland Confederation:
1.25% 6/11/24	CHF	568,000	676,886
3.5% 4/8/33	CHF	80,000	123,608
TOTAL SWITZERLAND			800,494
Thailand - 0.8%
Kingdom of Thailand:
3.45% 3/8/19	THB	9,462,000	294,443
3.625% 6/16/23	THB	10,423,000	318,107
TOTAL THAILAND			612,550
Turkey - 1.6%
Turkish Republic:
8.3% 6/20/18	TRY	595,000	282,039
8.5% 9/14/22	TRY	499,000	233,295
8.8% 11/14/18	TRY	708,000	339,781
9% 1/27/16	TRY	689,000	329,280
TOTAL TURKEY			1,184,395
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
United Kingdom - 3.8%
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	110,000	$ 185,705
2.25% 9/7/23	GBP	624,000	1,031,455
3.25% 1/22/44	GBP	112,000	185,604
4.25% 6/7/32	GBP	140,000	272,993
4.5% 12/7/42	GBP	580,000	1,193,477
TOTAL UNITED KINGDOM			2,869,234
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,380,325)			57,971,943
Preferred Securities - 4.6%

Belgium - 0.4%
KBC Groupe SA 5.625% (Reg. S) (d)(g)	EUR	200,000	276,281
France - 0.4%
EDF SA 5.625% (Reg. S) (d)(g)		300,000	321,049
Germany - 1.8%
RWE AG 4.625% (d)(g)	EUR	920,000	1,340,006
Sweden - 0.4%
Vattenfall Treasury AB 5.25% (d)(g)	EUR	220,000	311,876
Switzerland - 1.2%
UBS AG 4.75% 2/12/26 (Reg. S) (g)	EUR	630,000	933,217
United Kingdom - 0.4%
Barclays Bank PLC 7.625% 11/21/22		250,000	287,499
TOTAL PREFERRED SECURITIES (Cost $3,412,666)			3,469,928
Money Market Funds - 2.3%
Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,715,353)	1,715,353	1,715,353
Purchased Swaptions - 0.1% (h)
	Expiration Date		Notional Amount (b)	Value
Put Options - 0.1%
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 21 Index expiring June 2019 exercise rate 2.50%	10/15/14	EUR	2,000,000	$ 39,575
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .65%	10/15/14	EUR	7,000,000	34,501
TOTAL PURCHASED SWAPTIONS (Cost $49,228)				74,076
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $73,952,924)	76,181,615
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(1,345,496)
NET ASSETS - 100%	$ 74,836,119
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
9 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	$ 1,075,148	$ 4,761
Sold
Bond Index Contracts
6 Eurex Euro-Bund Index Contracts (Germany)	Sept. 2014	1,207,805	(6,812)
4 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2014	752,468	2,648
TOTAL BOND INDEX CONTRACTS		$ 1,960,273	$ (4,164)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
35 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	$ 4,381,016	$ (18,823)
19 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	2,606,563	(18,299)
TOTAL TREASURY CONTRACTS		6,987,579	(37,122)
TOTAL SOLD		8,947,852	(41,286)
		$ 10,023,000	$ (36,525)
The face value of futures purchased as a percentage of net assets is 1.4%

The face value of futures sold as a percentage of net assets is 12%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $8,701,324.
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	AUD	Barclays Bank PLC, London	Buy	30,000	$ 27,974	$ 260
7/24/14	AUD	Barclays Bank PLC, London	Buy	236,000	220,247	1,860
7/24/14	AUD	Citibank NA	Buy	27,000	25,157	254
7/24/14	AUD	Citibank NA	Buy	38,000	34,965	799
7/24/14	AUD	Deutsche Bank AG	Buy	36,000	33,549	332
7/24/14	AUD	Deutsche Bank AG	Buy	190,000	176,270	2,545
7/24/14	AUD	JPMorgan Chase Bank	Sell	333,000	307,072	(6,325)
7/24/14	CAD	Barclays Bank PLC, London	Buy	39,000	35,738	788
7/24/14	CAD	Barclays Bank PLC, London	Buy	228,000	210,051	3,484
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	CAD	Barclays Bank PLC, London	Buy	447,000	$ 410,128	$ 8,512
7/24/14	CAD	Barclays Bank PLC, London	Sell	44,000	40,476	(733)
7/24/14	CAD	Barclays Bank PLC, London	Sell	57,000	52,421	(963)
7/24/14	CAD	Citibank NA	Sell	128,000	117,382	(2,497)
7/24/14	CAD	Deutsche Bank AG	Buy	43,000	39,495	777
7/24/14	CAD	Deutsche Bank AG	Buy	407,000	377,888	3,290
7/24/14	CAD	JPMorgan Chase Bank	Sell	103,000	94,345	(2,120)
7/24/14	CAD	JPMorgan Chase Bank	Sell	180,000	164,737	(3,843)
7/24/14	CHF	Barclays Bank PLC, London	Buy	26,000	29,060	265
7/24/14	CHF	Barclays Bank PLC, London	Buy	79,000	88,266	837
7/24/14	CHF	Citibank NA	Buy	21,000	23,590	95
7/24/14	CHF	Citibank NA	Buy	826,000	931,785	(151)
7/24/14	CHF	JPMorgan Chase Bank	Sell	402,000	449,031	(4,380)
7/24/14	CLP	Barclays Bank PLC, London	Sell	53,576,000	96,568	(48)
7/24/14	CLP	Morgan Stanley Cap. Svcs. LLC	Buy	50,260,000	90,363	273
7/24/14	CZK	Barclays Bank PLC, London	Buy	1,082,000	53,604	396
7/24/14	CZK	Barclays Bank PLC, London	Buy	3,500,000	175,064	(387)
7/24/14	CZK	Citibank NA	Buy	426,000	21,438	(178)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	CZK	JPMorgan Chase Bank	Sell	1,331,000	$ 66,094	$ (333)
7/24/14	DKK	Barclays Bank PLC, London	Buy	327,000	59,655	410
7/24/14	DKK	Barclays Bank PLC, London	Sell	2,671,000	487,874	(2,749)
7/24/14	DKK	Citibank NA	Buy	164,000	30,172	(48)
7/24/14	DKK	Citibank NA	Buy	2,596,000	479,142	(2,295)
7/24/14	EUR	BNP Paribas	Buy	1,086,000	1,493,975	(6,770)
7/24/14	EUR	Barclays Bank PLC, London	Buy	52,000	71,326	(115)
7/24/14	EUR	Barclays Bank PLC, London	Buy	72,000	98,232	367
7/24/14	EUR	Barclays Bank PLC, London	Buy	114,000	155,161	955
7/24/14	EUR	Barclays Bank PLC, London	Buy	116,000	157,982	873
7/24/14	EUR	Barclays Bank PLC, London	Buy	132,000	180,866	(101)
7/24/14	EUR	Barclays Bank PLC, London	Buy	202,000	275,328	1,298
7/24/14	EUR	Barclays Bank PLC, London	Buy	693,000	944,476	4,542
7/24/14	EUR	Barclays Bank PLC, London	Sell	96,000	131,252	(214)
7/24/14	EUR	Barclays Bank PLC, London	Sell	224,000	307,115	362
7/24/14	EUR	Barclays Bank PLC, London	Sell	241,000	330,208	175
7/24/14	EUR	Barclays Bank PLC, London	Sell	390,000	528,349	(5,731)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	EUR	Barclays Bank PLC, London	Sell	1,000,000	$ 1,371,789	$ 2,355
7/24/14	EUR	Citibank NA	Buy	33,000	45,289	(98)
7/24/14	EUR	Citibank NA	Buy	48,000	65,365	368
7/24/14	EUR	Citibank NA	Buy	303,000	413,456	1,483
7/24/14	EUR	Citibank NA	Sell	48,000	64,954	(779)
7/24/14	EUR	Deutsche Bank AG	Buy	27,000	36,700	275
7/24/14	EUR	Deutsche Bank AG	Buy	63,000	85,867	407
7/24/14	EUR	Deutsche Bank AG	Buy	74,000	100,124	1,214
7/24/14	EUR	Deutsche Bank AG	Buy	267,000	361,658	3,981
7/24/14	EUR	Deutsche Bank AG	Buy	318,000	434,289	1,191
7/24/14	EUR	Deutsche Bank AG	Buy	1,349,000	1,839,023	8,343
7/24/14	EUR	JPMorgan Chase Bank	Buy	45,000	60,935	689
7/24/14	EUR	JPMorgan Chase Bank	Buy	128,000	175,237	51
7/24/14	EUR	JPMorgan Chase Bank	Sell	747,000	1,018,605	(4,362)
7/24/14	GBP	Barclays Bank PLC, London	Buy	17,000	28,469	619
7/24/14	GBP	Barclays Bank PLC, London	Buy	27,000	45,312	886
7/24/14	GBP	Barclays Bank PLC, London	Buy	27,000	45,433	766
7/24/14	GBP	Barclays Bank PLC, London	Buy	31,000	51,963	1,080
7/24/14	GBP	Barclays Bank PLC, London	Sell	212,000	356,602	(6,142)
7/24/14	GBP	Citibank NA	Buy	23,000	38,479	875
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	GBP	Citibank NA	Buy	196,000	$ 328,034	$ 7,332
7/24/14	GBP	Deutsche Bank AG	Buy	227,000	380,351	8,058
7/24/14	GBP	JPMorgan Chase Bank	Sell	272,000	455,546	(9,857)
7/24/14	GBP	Morgan Stanley Cap. Svcs. LLC	Sell	47,000	79,322	(1,097)
7/24/14	HKD	Morgan Stanley Cap. Svcs. LLC	Buy	393,000	50,707	(20)
7/24/14	ILS	Citibank NA	Buy	12,000	3,470	27
7/24/14	ILS	Deutsche Bank AG	Buy	259,000	74,562	898
7/24/14	ILS	JPMorgan Chase Bank	Sell	407,000	116,907	(1,674)
7/24/14	JPY	Barclays Bank PLC, London	Buy	8,750,000	85,449	941
7/24/14	JPY	Barclays Bank PLC, London	Buy	9,450,000	93,260	41
7/24/14	JPY	Barclays Bank PLC, London	Buy	10,100,000	99,191	528
7/24/14	JPY	Barclays Bank PLC, London	Sell	1,050,000	10,293	(74)
7/24/14	JPY	Barclays Bank PLC, London	Sell	7,650,000	74,957	(573)
7/24/14	JPY	Barclays Bank PLC, London	Sell	10,900,000	107,096	(521)
7/24/14	JPY	Citibank NA	Buy	3,150,000	30,975	125
7/24/14	JPY	Deutsche Bank AG	Buy	5,150,000	50,233	614
7/24/14	JPY	Deutsche Bank AG	Buy	5,150,000	50,573	274
7/24/14	JPY	Deutsche Bank AG	Buy	75,200,000	739,162	3,298
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	JPY	Goldman Sachs Bank USA	Buy	253,200,000	$ 2,484,687	$ 15,188
7/24/14	JPY	JPMorgan Chase Bank	Sell	36,400,000	355,494	(3,888)
7/24/14	KRW	Barclays Bank PLC, London	Buy	35,800,000	34,825	550
7/24/14	KRW	Barclays Bank PLC, London	Buy	208,300,000	203,448	2,380
7/24/14	KRW	JPMorgan Chase Bank	Sell	29,800,000	29,094	(352)
7/24/14	KRW	Morgan Stanley Cap. Svcs. LLC	Buy	406,344,000	395,611	5,909
7/24/14	MXN	Barclays Bank PLC, London	Buy	471,000	36,392	(155)
7/24/14	MXN	Citibank NA	Buy	377,000	29,033	(28)
7/24/14	MXN	Citibank NA	Buy	12,301,000	941,082	5,325
7/24/14	MXN	Deutsche Bank AG	Buy	1,399,000	108,404	(768)
7/24/14	MXN	Goldman Sachs Bank USA	Sell	4,635,000	356,111	(494)
7/24/14	MYR	Barclays Bank PLC, London	Buy	626,000	193,359	1,596
7/24/14	MYR	Deutsche Bank AG	Sell	539,000	166,538	(1,323)
7/24/14	NOK	Barclays Bank PLC, London	Buy	135,000	22,757	(770)
7/24/14	NOK	Barclays Bank PLC, London	Buy	164,000	27,494	(783)
7/24/14	NOK	JPMorgan Chase Bank	Sell	95,000	15,788	315
7/24/14	NZD	Citibank NA	Sell	19,000	16,306	(290)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	NZD	JPMorgan Chase Bank	Sell	24,000	$ 20,208	$ (755)
7/24/14	PLN	Barclays Bank PLC, London	Buy	94,000	30,638	262
7/24/14	PLN	Barclays Bank PLC, London	Sell	59,000	19,350	(45)
7/24/14	PLN	Deutsche Bank AG	Buy	290,000	95,243	87
7/24/14	PLN	JPMorgan Chase Bank	Sell	411,000	134,644	(461)
7/24/14	RUB	Barclays Bank PLC, London	Buy	1,544,000	44,037	1,148
7/24/14	RUB	Barclays Bank PLC, London	Buy	2,660,000	75,744	2,100
7/24/14	RUB	Barclays Bank PLC, London	Sell	13,630,000	392,253	(6,626)
7/24/14	RUB	Morgan Stanley Cap. Svcs. LLC	Buy	8,065,000	225,721	10,299
7/24/14	SEK	Barclays Bank PLC, London	Buy	308,000	46,103	(21)
7/24/14	SEK	Barclays Bank PLC, London	Buy	450,000	67,274	54
7/24/14	SEK	Barclays Bank PLC, London	Sell	225,000	34,288	624
7/24/14	SEK	JPMorgan Chase Bank	Sell	2,651,000	396,894	259
7/24/14	SGD	Barclays Bank PLC, London	Buy	63,000	50,378	148
7/24/14	SGD	JPMorgan Chase Bank	Sell	112,000	89,150	(673)
7/24/14	THB	JPMorgan Chase Bank	Buy	1,786,000	54,478	577
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (b)	Unrealized Appreciation/ (Depreciation)
7/24/14	THB	JPMorgan Chase Bank	Sell	2,994,000	$ 91,285	$ (1,008)
7/24/14	TRY	Barclays Bank PLC, London	Buy	140,000	66,073	(332)
7/24/14	TRY	Barclays Bank PLC, London	Buy	154,000	72,604	(289)
7/24/14	TRY	JPMorgan Chase Bank	Buy	87,000	40,600	253
7/24/14	TRY	JPMorgan Chase Bank	Sell	614,000	287,732	(587)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	404,000	38,670	(847)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	520,000	48,808	(124)
7/24/14	ZAR	Barclays Bank PLC, London	Buy	2,443,000	233,282	(4,563)
7/24/14	ZAR	Barclays Bank PLC, London	Sell	2,807,000	267,702	4,905
7/24/14	ZAR	Deutsche Bank AG	Buy	997,000	93,494	(153)
7/24/14	ZAR	JPMorgan Chase Bank	Sell	1,428,000	132,280	(1,412)
						$ 40,522

For the period, the average monthly contract value for foreign currency contracts was $42,829,147. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(1)		Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA	Mar. 2018	Deutsche Bank AG	(1%)	EUR	230,000	$ (6,483)	$ (16,954)	$ (23,437)
Kering SA	Dec. 2017	Credit Suisse Int'l	(1%)	EUR	150,000	(4,400)	(1,542)	(5,942)
Metro AG	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	300,000	(132)	(1,062)	(1,194)
Societe Generale	Jun. 2021	Credit Suisse Int'l	(5%)	EUR	300,000	(99,862)	100,184	322
Standard Chartered Bank	Dec. 2019	JPMorgan Chase Bank	(1%)	EUR	300,000	2,498	473	2,971
Valeo SA	Jun. 2018	Citibank NA	(1%)	EUR	200,000	(5,299)	(6,409)	(11,708)
Valeo SA	Sep. 2018	Barclays Bank PLC, London	(1%)	EUR	200,000	(5,264)	(3,875)	(9,139)
TOTAL CREDIT DEFAULT SWAPS						$ (118,942)	$ 70,815	$ (48,127)

(1) Notional amount is stated in U.S. dollars unless otherwise noted.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,428,771 or 3.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $139,385.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) For the period, the average monthly notional amount for purchased swaptions was $7,000,438.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 648
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 11,867,491	$ -	$ 11,867,491	$ -
Commercial Mortgage Securities	146,651	-	146,651	-
U.S. Government and Government Agency Obligations	936,173	-	936,173	-
Foreign Government and Government Agency Obligations	57,971,943	-	57,971,943	-
Preferred Securities	3,469,928	-	3,469,928	-
Money Market Funds	1,715,353	1,715,353	-	-
Purchased Swaptions	74,076	-	74,076	-
Total Investments in Securities:	$ 76,181,615	$ 1,715,353	$ 74,466,262	$ -
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 132,447	$ -	$ 132,447	$ -
Futures Contracts	7,409	7,409	-	-
Swaps	2,498	-	2,498	-
Total Assets	$ 142,354	$ 7,409	$ 134,945	$ -
Liabilities
Foreign Currency Contracts	$ (91,925)	$ -	$ (91,925)	$ -
Futures Contracts	(43,934)	(43,934)	-	-
Swaps	(121,440)	-	(121,440)	-
Total Liabilities	$ (257,299)	$ (43,934)	$ (213,365)	$ -
Total Other Derivative Instruments:	$ (114,945)	$ (36,525)	$ (78,420)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 74,076	$ -
Swaps (d)	2,498	(121,440)
Total Credit Risk	76,574	(121,440)
Foreign Exchange Risk
Foreign Currency Contracts (a)	132,447	(91,925)
Interest Rate Risk
Futures Contracts (b)	7,409	(43,934)
Total Value of Derivatives	$ 216,430	$ (257,299)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.
(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $72,237,571)	$ 74,466,262
Fidelity Central Funds (cost $1,715,353)	1,715,353
Total Investments (cost $73,952,924)		$ 76,181,615
Cash		24,597
Foreign currency held at value (cost $865,722)		870,694
Receivable for investments sold		483,555
Unrealized appreciation on foreign currency contracts		132,447
Receivable for fund shares sold		50,689
Interest receivable		703,091
Distributions receivable from Fidelity Central Funds		184
Bi-lateral OTC swaps, at value		2,498
Receivable from investment adviser for expense reductions		14,602
Total assets		78,463,972

Liabilities
Payable for investments purchased Regular delivery	$ 1,877,088
Delayed delivery	1,393,153
Unrealized depreciation on foreign currency contracts	91,925
Payable for fund shares redeemed	15,235
Bi-lateral OTC swaps, at value	121,440
Accrued management fee	34,434
Distribution and service plan fees payable	4,178
Payable for daily variation margin for derivative instruments	5,966
Other affiliated payables	9,884
Other payables and accrued expenses	74,550
Total liabilities		3,627,853

Net Assets		$ 74,836,119
Net Assets consist of:
Paid in capital		$ 73,255,877
Distributions in excess of net investment income		(412,204)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(161,432)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,153,878
Net Assets		$ 74,836,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,597,246 ÷ 356,311 shares)	$ 10.10

Maximum offering price per share (100/96.00 of $10.10)	$ 10.52
Class T: Net Asset Value and redemption price per share ($3,266,055 ÷ 323,546 shares)	$ 10.09

Maximum offering price per share (100/96.00 of $10.09)	$ 10.51
Class C: Net Asset Value and offering price per share ($3,359,206 ÷ 333,230 shares)A	$ 10.08

International Bond: Net Asset Value, offering price and redemption price per share ($61,792,922 ÷ 6,117,495 shares)	$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,820,690 ÷ 279,268 shares)	$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2014

Investment Income
Dividends		$ 29,135
Interest		847,648
Income from Fidelity Central Funds		648
Income before foreign taxes withheld		877,431
Less foreign taxes withheld		(4,128)
Total income		873,303

Expenses
Management fee	$ 180,703
Transfer agent fees	35,647
Distribution and service plan fees	23,177
Accounting fees and expenses	16,671
Custodian fees and expenses	7,076
Independent trustees' compensation	119
Registration fees	62,565
Audit	75,217
Legal	52
Miscellaneous	299
Total expenses before reductions	401,526
Expense reductions	(137,051)	264,475
Net investment income (loss)		608,828
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	378,968
Foreign currency transactions	74,674
Futures contracts	(156,369)
Swaps	(143,348)
Total net realized gain (loss)		153,925
Change in net unrealized appreciation (depreciation) on: Investment securities	2,766,898
Assets and liabilities in foreign currencies	173,316
Futures contracts	(187,483)
Swaps	102,480
Total change in net unrealized appreciation (depreciation)		2,855,211
Net gain (loss)		3,009,136
Net increase (decrease) in net assets resulting from operations		$ 3,617,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 608,828	$ 1,520,987
Net realized gain (loss)	153,925	(3,123,858)
Change in net unrealized appreciation (depreciation)	2,855,211	(2,759,580)
Net increase (decrease) in net assets resulting from operations	3,617,964	(4,362,451)
Distributions to shareholders from net investment income	(502,051)	-
Distributions to shareholders from net realized gain	-	(197,460)
Return of capital	-	(1,448,132)
Total distributions	(502,051)	(1,645,592)
Share transactions - net increase (decrease)	13,775,718	(34,854,834)
Total increase (decrease) in net assets	16,891,631	(40,862,877)

Net Assets
Beginning of period	57,944,488	98,807,365
End of period (including distributions in excess of net investment income of $412,204 and distributions in excess of net investment income of $518,981, respectively)	$ 74,836,119	$ 57,944,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.084	.177	.083
Net realized and unrealized gain (loss)	.456	(.549)	.334
Total from investment operations	.540	(.372)	.417
Distributions from net investment income	(.070)	-	(.080)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.182)	-
Total distributions	(.070)	(.198)	(.217)
Net asset value, end of period	$ 10.10	$ 9.63	$ 10.20
Total ReturnB, C, D	5.63%	(3.65)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49%A	1.36%	1.60%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.72%A	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,597	$ 3,103	$ 2,768
Portfolio turnover rateG	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.085	.177	.083
Net realized and unrealized gain (loss)	.455	(.558)	.334
Total from investment operations	.540	(.381)	.417
Distributions from net investment income	(.070)	-	(.080)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.183)	-
Total distributions	(.070)	(.199)	(.217)
Net asset value, end of period	$ 10.09	$ 9.62	$ 10.20
Total ReturnB, C, D	5.63%	(3.74)%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%A	1.36%	1.59%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%A
Net investment income (loss)	1.72%A	1.81%	1.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266	$ 3,045	$ 2,827
Portfolio turnover rateG	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.048	.103	.036
Net realized and unrealized gain (loss)	.452	(.543)	.326
Total from investment operations	.500	(.440)	.362
Distributions from net investment income	(.040)	-	(.035)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.114)	-
Total distributions	(.040)	(.130)	(.172)
Net asset value, end of period	$ 10.08	$ 9.62	$ 10.19
Total ReturnB, C, D	5.21%	(4.32)%	3.62%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26%A	2.12%	2.35%A
Expenses net of fee waivers, if any	1.75%A	1.75%	1.75%A
Expenses net of all reductions	1.75%A	1.75%	1.75%A
Net investment income (loss)	.97%A	1.06%	.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,359	$ 2,823	$ 2,797
Portfolio turnover rateG	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 22, 2012 (commencement of operations) to December 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Bond

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.097	.203	.099
Net realized and unrealized gain (loss)	.452	(.551)	.333
Total from investment operations	.549	(.348)	.432
Distributions from net investment income	(.079)	-	(.095)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.206)	-
Total distributions	(.079)	(.222)	(.232)
Net asset value, end of period	$ 10.10	$ 9.63	$ 10.20
Total ReturnB, C	5.72%	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16%A	1.07%	1.26%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%A
Net investment income (loss)	1.96%A	2.06%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,793	$ 46,347	$ 87,752
Portfolio turnover rateF	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,	Years ended December 31,
	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.097	.201	.099
Net realized and unrealized gain (loss)	.452	(.549)	.333
Total from investment operations	.549	(.348)	.432
Distributions from net investment income	(.079)	-	(.095)
Distributions from net realized gain	-	(.016)	(.137)
Return of capital	-	(.206)	-
Total distributions	(.079)	(.222)	(.232)
Net asset value, end of period	$ 10.10	$ 9.63	$ 10.20
Total ReturnB, C	5.72%	(3.41)%	4.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.22%A	1.08%	1.34%A
Expenses net of fee waivers, if any	.75%A	.75%	.75%A
Expenses net of all reductions	.75%A	.75%	.75%A
Net investment income (loss)	1.97%A	2.06%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,821	$ 2,627	$ 2,664
Portfolio turnover rateF	149%A	223%	119%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 22, 2012 (commencement of operations) to December 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014

1. Organization.

Fidelity® International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ended December 31, 2013, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,712,922
Gross unrealized depreciation	(485,460)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,227,462

Tax cost	$ 73,954,153

At the prior fiscal period end, the Fund was required to defer approximately $273,840 of losses on futures and foreign currency contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (50,041)	$ 34,019
Swaps	(143,348)	102,480
Total Credit Risk	(193,389)	136,499
Foreign Exchange Risk
Foreign Currency Contracts	41,048	191,227
Interest Rate Risk
Futures Contracts	(156,369)	(187,483)
Totals (a)	$ (308,710)	$ 140,243

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $63,435,687 and $44,234,371, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,162	$ 3,311
Class T	-%	.25%	3,956	3,200
Class C	.75%	.25%	15,059	13,794
			$ 23,177	$ 20,305

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 385
Class T	64
Class C*	2
$ 451

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,943.18
Class T	2,970.19
Class C	2,962.20
International Bond	24,715.09
Institutional Class	2,057.15
	$ 35,647

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $55 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$ 8,234
Class T	1.00%	8,009
Class C	1.75%	7,761
International Bond	.75%	106,591
Institutional Class	.75%	6,361
		$ 136,956

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $89.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 23,754	$ -
Class T	22,522	-
Class C	12,245	-
International Bond	421,835	-
Institutional Class	21,695	-
Total	$ 502,051	$ -
From net realized gain
Class A	$ -	$ 4,760
Class T	-	4,505
Class C	-	4,465
International Bond	-	178,174
Institutional Class	-	5,556
Total	$ -	$ 197,460
From return of capital
Class A	$ -	$ 55,624
Class T	-	55,472
Class C	-	33,737
International Bond	-	1,243,344
Institutional Class	-	59,955
Total	$ -	$ 1,448,132

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	42,804	73,601	$ 422,498	$ 725,313
Reinvestment of distributions	2,384	6,097	23,532	59,259
Shares redeemed	(11,263)	(28,799)	(111,060)	(280,209)
Net increase (decrease)	33,925	50,899	$ 334,970	$ 504,363
Class T
Shares sold	27,477	42,121	$ 268,119	$ 411,442
Reinvestment of distributions	2,284	6,161	22,522	59,880
Shares redeemed	(22,592)	(9,109)	(220,292)	(87,059)
Net increase (decrease)	7,169	39,173	$ 70,349	$ 384,263
Class C
Shares sold	38,871	40,592	$ 386,412	$ 398,419
Reinvestment of distributions	1,233	3,907	12,165	37,975
Shares redeemed	(328)	(25,382)	(3,287)	(246,282)
Net increase (decrease)	39,776	19,117	$ 395,290	$ 190,112
International Bond
Shares sold	1,691,355	5,056,843	$ 16,731,303	$ 50,634,217
Reinvestment of distributions	41,006	139,392	404,650	1,362,761
Shares redeemed	(428,749)	(8,987,406)	(4,224,451)	(88,078,426)
Net increase (decrease)	1,303,612	(3,791,171)	$ 12,911,502	$ (36,081,448)
Institutional Class
Shares sold	4,203	98,155	$ 42,012	$ 993,202
Reinvestment of distributions	2,199	6,728	21,695	65,511
Shares redeemed	(10)	(93,201)	(100)	(910,837)
Net increase (decrease)	6,392	11,682	$ 63,607	$ 147,876

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 58% of the total outstanding shares of the Fund.

Semiannual Report

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity International Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 21, 2014

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIBZI-USAN-0814
1.939017.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2014